          As filed with the Securities and Exchange Commission on April 26, 2006


                                                     Registration Nos. 333-85183
                                                                   and 811-09547

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                           Pre-Effective Amendment No.                       [ ]


                         Post-Effective Amendment No. 8                      [X]


                                       and

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY           [ ]
                                   ACT OF 1940


                                 Amendment No. 9                             [X]


                       FARMERS ANNUITY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                               (Name of Depositor)

            3003 - 77th Avenue, S.E., Mercer Island, Washington 98040
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (206) 232-8400


Name and Address of Agent for Service:     Copy to:
Brian F. Kreger                            Mary Jane Wilson-Bilik, Esq.
Vice President, Corporate Secretary,       Sutherland Asbill & Brennan LLP
and General Counsel                        1275 Pennsylvania Avenue, N.W.
Farmers New World Life Insurance Company   Washington, DC 20004-2415
3003 - 77th Avenue, S.E.
Mercer Island, Washington 98040


It is proposed that this filing will become effective:

     [ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485


     [X]  On May 1, 2006, pursuant to paragraph (b) of Rule 485


     [ ]  60 days after filing pursuant to paragraph (a) of Rule 485

     [ ]  On _______________ pursuant to paragraph (a) of Rule 485

                                   ----------

                      Title of securities being registered:
    Units of interest in a separate account under individual flexible premium variable annuity contracts.

                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    Issued by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                                     Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A

Home Office                             Service Center
3003 - 77TH AVENUE, S.E.                P.O. BOX 724208
MERCER ISLAND, WASHINGTON 98040         ATLANTA, GEORGIA 31139
PHONE: (206) 232-8400                   PHONE: 1-877-376-8008 (TOLL FREE)
                                        8:00 A.M. TO 6:00 P.M. EASTERN TIME


                                   PROSPECTUS
                                   MAY 1, 2006


                                FARMERS VARIABLE
                                     ANNUITY

This prospectus describes the Farmers Variable Annuity (the "Contract"), an individual flexible premium variable annuity contract issued by Farmers New World Life Insurance Company. The Contract allows you to accumulate a Contract Value, and later apply that Contract Value (less surrender charges) to receive fixed annuity payments.

INVESTMENT RISK -- The Contract Value you accumulate under the Contract will fluctuate daily, based on the investment performance of the subaccounts of the Farmers Annuity Separate Account A (the "variable account") in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform.

This prospectus provides basic information that you should know before investing. Please read it carefully before investing and keep it for future reference.

REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THIS CONTRACT MAY NOT BE TO YOUR ADVANTAGE.

An investment in this Contract is not a bank deposit, and no bank endorses or guarantees the Contract. The Contract is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTING IN THIS CONTRACT INVOLVES RISK, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT.

This Contract has 38 funding choices - one fixed account (paying a guaranteed minimum fixed rate of interest) and 37 subaccounts.

The subaccounts invest in the following 37 portfolios:

-    CALVERT VARIABLE SERIES, INC.

     CVS Social Small Cap Growth Portfolio

-    DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES

     Developing Leaders Portfolio

     Quality Bond Portfolio

-    THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES


-    DWS VARIABLE SERIES I - (FORMERLY SCUDDER VARIABLE SERIES I) (CLASS A
     SHARES)



     DWS Bond VIP (formerly Scudder Bond Portfolio)



     DWS Global Opportunities VIP (formerly Scudder Global Discovery Portfolio)



     DWS Growth & Income VIP (formerly Scudder Growth and Income Portfolio)



     DWS International VIP (formerly Scudder International Portfolio)



     (DWS) Money Market VIP (formerly Scudder Money Market Portfolio)



-    DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II) - CLASS A
     SHARES



     DWS Dreman High Return Equity VIP (formerly SVS Dreman High Return Equity Portfolio)



     DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio)



     DWS High Income VIP (formerly Scudder High Income Portfolio)



     DWS Small Cap Growth VIP (formerly Scudder Small Cap Growth Portfolio)

-    FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUNDS - SERVICE CLASS SHARES


     Fidelity VIP Growth Portfolio

     Fidelity VIP Index 500 Portfolio

     Fidelity VIP Mid Cap Portfolio

-    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES

     Franklin Small-Mid Cap Growth Securities Fund

     Franklin Small Cap Value Securities Fund

     Templeton Developing Markets Securities Fund

     Templeton Global Asset Allocation Fund

-    GOLDMAN SACHS VARIABLE INSURANCE TRUST

     Goldman Sachs Capital Growth Fund


     Goldman Sachs Mid Cap Value Fund*



     Goldman Sachs Structured Small Cap Equity Fund (formerly Goldman Sachs CORE(SM) Small Cap Equity Fund)


-    JANUS ASPEN SERIES

     Janus Aspen Balanced Portfolio (Service Shares)

     Janus Aspen Forty Portfolio (Institutional Shares)

     Janus Aspen Mid Cap Growth Portfolio (Service Shares)

-    PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES


     PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)



     PIMCO VIT Low Duration Portfolio


-    WM VARIABLE TRUST - CLASS 2 SHARES

     WM Equity Income Fund

     WM Mid Cap Stock Fund

     WM Small Cap Growth Fund

     WM West Coast Equity Fund

-    WM VARIABLE TRUST - CLASS 2 SHARES STRATEGIC ASSET MANAGEMENT (SAM)
     PORTFOLIOS

     WM SAM Balanced Portfolio

     WM SAM Conservative Balanced Portfolio

     WM SAM Conservative Growth Portfolio

     WM SAM Flexible Income Portfolio

     WM SAM Strategic Growth Portfolio


* As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.


     A prospectus for each of the portfolios available through this Contract must accompany this prospectus. Please read these documents before investing and save them for future reference.


     To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2006 (known as the "SAI"). For a free copy of the SAI, contact us at:


                    Farmers New World Life Insurance Company
                                 Service Center
                                 P.O. Box 724208

                             Atlanta, Georgia 31139
                        Phone: 1-877-376-8008 (toll free)

     We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this prospectus. (It is legally a part of this prospectus.) The SAI's table of contents appears at the end of this prospectus.

     The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us. You may also read and copy these materials at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for information about the SEC's public reference room.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
      CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE.

          ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

Not FDIC Insured                 May Lose Value                No Bank Guarantee

TABLE OF CONTENTS


GLOSSARY..................................................................     1
SUMMARY...................................................................     3
   Your Contract in General...............................................     3
   Premium Flexibility....................................................     3
   Death Benefit..........................................................     4
   Partial Withdrawals and Surrender......................................     5
   Transfers..............................................................     5
   Annuity Provisions.....................................................     6
   Federal Tax Status.....................................................     6
   Inquiries..............................................................     6
FEE TABLE.................................................................     7
   Redemption Fees........................................................    11
   Example of Maximum Charges.............................................    11
   Distribution Costs.....................................................    12
   Condensed Financial Information........................................    12
FARMERS NEW WORLD LIFE INSURANCE COMPANY AND THE FIXED ACCOUNT............    12
   Farmers New World Life Insurance Company...............................    12
   The Fixed Account......................................................    13
THE VARIABLE ACCOUNT AND THE PORTFOLIOS...................................    13
   The Variable Account...................................................    13
   The Portfolios.........................................................    14
   Investment Objectives of the Portfolios................................    14
   Selection of the Portfolios............................................    18
   Availability of the Portfolios.........................................    19
   Your Right to Vote Portfolio Shares....................................    20
YOUR CONTRACT: THE PAY-IN PERIOD..........................................    20
   Purchasing a Contract..................................................    20
   When We Issue Your Contract............................................    21
   Tax-Free `Section 1035' Exchanges......................................    21
   Cancellation - The 10 Day Right-to-Examine Period......................    21
   State Variations.......................................................    22
   Ownership Rights.......................................................    22
   Modifying the Contract.................................................    23
PREMIUMS..................................................................    23
   Premium Flexibility....................................................    23
   Allocating Premiums....................................................    24
YOUR CONTRACT VALUES......................................................    24
   Contract Value.........................................................    24
   Subaccount Value.......................................................    25
   Accumulation Unit Value................................................    25
   Fixed Account Value....................................................    25
FEES AND CHARGES..........................................................    26
   Mortality and Expense Risk Charge......................................    26
   Asset-Based Administration Charge......................................    26
   Transfer Fee...........................................................    26
   Surrender Charge.......................................................    26
   Records Maintenance Charge.............................................    28
   Portfolio Management Fees and Expenses.................................    28
   Premium Taxes..........................................................    29
   Other Taxes............................................................    29
TRANSFERS.................................................................    29
   Asset Allocation Models................................................    30
   Automatic Asset Rebalancing Program....................................    31
   Third Party Transfers..................................................    31
   Dollar Cost Averaging Program..........................................    31
   Telephone Transfers....................................................    32
   Policy and Procedures Regarding Disruptive Trading and Market Timing...    32
SURRENDER AND PARTIAL WITHDRAWALS.........................................    35
   Surrender..............................................................    35
   Partial Withdrawals....................................................    36
   Systematic Withdrawal Plan.............................................    37
THE PAYOUT PERIOD.........................................................    37
   The Annuity Start Date.................................................    37
   Annuity Options........................................................    37
   Determining the Amount of Your Annuity Payment.........................    38
   Fixed Annuity Payments.................................................    38
   Guaranteed Annuity Tables..............................................    38
   Description of Annuity Options.........................................    38
GUARANTEED RETIREMENT INCOME BENEFIT......................................    39
DEATH BENEFIT BEFORE THE ANNUITY START DATE...............................    40
   Standard Death Benefit.................................................    41
   Guaranteed Minimum Death Benefit.......................................    41
   Distribution of Death Benefit Proceeds.................................    42
DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE..........................    43
INVESTMENT PERFORMANCE OF THE SUBACCOUNTS.................................    43
FEDERAL TAX CONSIDERATIONS................................................    44
   Taxation of Non-Qualified Contracts....................................    44
   Taxation of Qualified Contracts........................................    45
   Other Tax Issues.......................................................    46
   Our Taxes..............................................................    46
   Federal Estate Taxes...................................................    46
   Generation-Skipping Transfer Tax.......................................    47
   Annuity Purchases by Residents of Puerto Rico..........................    47
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.......    47
   Foreign Tax Credits....................................................    47
   Possible Tax Law Changes...............................................    47
ADDITIONAL INFORMATION....................................................    47
   When We Will Make Payments.............................................    47
   Distribution of the Contracts..........................................    48
   Legal Proceedings......................................................    49
   Reports to Owners......................................................    49
   Inquiries..............................................................    49
   Financial Statements...................................................    49
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.....................    50
APPENDIX A - CONDENSED FINANCIAL INFORMATION..............................   A-1

GLOSSARY

    For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION UNIT

An accounting unit we use to calculate subaccount values during the pay-in period. It measures the net investment results of each of the subaccounts.

ANNUITANT

You are the annuitant, unless you state otherwise in your application. Before any annuity payments begin, the annuitant is the person (or persons) on whose life (or lives) the Contract is issued. When annuity payments begin, the annuitant is a person during whose lifetime we may make payments under one of the annuity options. You may select joint annuitants.

ANNUITY START DATE

The date when we will begin to pay annuity payments to you or a person you designate under the annuity option you selected.

BENEFICIARY

The person you select to receive the death benefit if you or the last surviving annuitant dies before the annuity start date.

BUSINESS DAY/VALUATION DAY

Each day that the NYSE is open for regular trading. Farmers New World Life Insurance Company is open to administer the Contract on each day the NYSE is open for regular trading. When we use the term "business day" in this prospectus, it has the same meaning as the term "valuation day" found in the Contract.

CASH VALUE

The Contract Value minus any applicable surrender charge, records maintenance charge, and premium tax.

COMPANY (WE, US, OUR, FARMERS)

Farmers New World Life Insurance Company

CONTRACT MONTH, YEAR OR ANNIVERSARY

A month, year or anniversary as measured from the issue date.

CONTRACT VALUE

The sum of the amounts you have accumulated under the Contract. It is equal to the money you have under the Contract in the variable account and the fixed account.

FINAL ANNUITY DATE

The Contract anniversary when the oldest annuitant is age 95.

FIXED ACCOUNT

An option to which you can direct your money under the Contract. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in our general account and are not part of, or dependent on, the investment performance of the variable account.

FIXED ACCOUNT VALUE

Your Contract Value in the fixed account.

FREE WITHDRAWAL AMOUNT

An amount you can withdraw each Contract year as a partial withdrawal or as part of a surrender without incurring a surrender charge.

FUNDS

Investment companies that are registered with the SEC. This Contract allows you to invest in the portfolios of the funds that are listed on the front page of this prospectus.

GENERAL ACCOUNT

The account containing all of Farmers' assets, other than those held in its separate accounts.

HOME OFFICE

The address of our Home Office is 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040.

ISSUE DATE

The date on which we credit the initial premium payment to your Contract. It is also the date when, depending on your state of residence, we allocate your premium(s) either entirely to the fixed account, or to the fixed account and the subaccounts you selected on your application.

NET INVESTMENT FACTOR

The factor we use to determine the value of an accumulation unit at the end of each valuation period. We determine the net investment factor separately for each subaccount.

NYSE

The New York Stock Exchange

PAY-IN PERIOD

The period that begins when we issue your Contract and ends on the annuity start date. During the pay-in period, earnings accumulate on a tax-deferred basis until you take money out.

PAYOUT PERIOD

The period beginning on the annuity start date during which you or the person you designate will receive annuity payments.

PORTFOLIO

A separate investment portfolio of a fund. Each subaccount invests exclusively in one portfolio of a fund.

PREMIUM PAYMENT

Amount you pay to us for the Contract. When we use the term "premium payment" in this prospectus, it means a premium payment less any applicable premium taxes.

QUALIFIED CONTRACT

A Contract issued in connection with a retirement plan that qualifies for special Federal income tax treatment under the Tax Code.

SERVICE CENTER

The address of the Service Center is P.O. Box 724208, Atlanta, Georgia 31139. McCamish Systems, L.L.C. is the administrator of the Contract. You can call the Service Center office toll-free at 1-877-376-8008.

SUBACCOUNT

A subdivision of the variable account that invests exclusively in shares of one portfolio of a fund. The investment performance of each subaccount is linked directly to the investment performance of the portfolio in which it invests.

SURRENDER

The termination of a Contract at the option of the owner.

TAX CODE

The Internal Revenue Code of 1986, as amended.

VALUATION PERIOD

The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units. Each valuation period begins at the close of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) on each business day and ends at the close of regular trading on the NYSE on the next business day.

VARIABLE ACCOUNT

Farmers Annuity Separate Account A. It is a separate investment account divided into subaccounts, each of which invests in a corresponding portfolio of a designated fund.

VARIABLE ACCOUNT VALUE

The portion of the total value of your Contract that is allocated to the subaccounts of the variable account.

WRITTEN NOTICE

The written notice you must sign and send to us to request or exercise your rights as owner under the Contract. To be complete, it must: (1) be in a form we accept; (2) contain the information and documentation that we determine is necessary, and (3) be received at our Service Center.

YOU (YOUR, OWNER)

The person(s) entitled to exercise all rights as owner under the Contract.

SUMMARY

     This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this prospectus and in the Statement of Additional Information ("SAI"). PLEASE READ THE REMAINDER OF THIS PROSPECTUS CAREFULLY.

                            YOUR CONTRACT IN GENERAL

- TAX-DEFERRED ACCUMULATION. This annuity is a contract between you (the Contract owner) and Farmers (an insurance company) in which you agree to make one or more payments to us and, in return, we agree to pay a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your Contract Value that are generally tax-deferred until you take money out of the Contract by surrender, partial cash withdrawals, we make annuity payments to you, or we pay the death benefit. Your Contract Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to any money you place in the fixed account, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your Contract Value.

- ANNUITY PAY-IN AND PAYOUT PERIODS. Like all deferred annuities, the Contract has two phases: the "pay-in" period and the "payout" period. During the pay-in period, you can allocate money to any combination of investment alternatives offered under the Contract. The payout period begins once you start receiving regular annuity payments from the Contract. You may receive annuity payments under one of three fixed annuity payment options. The money you can accumulate during the pay-in period will directly determine the dollar amount of any annuity payments you receive.

- DEATH BENEFIT. The Contract also offers a death benefit payable if any owner or the last surviving annuitant dies before the annuity start date. You may select for an additional fee the optional Guaranteed Minimum Death Benefit that provides an enhanced death benefit if the last surviving annuitant dies before the annuity start date.

- RETIREMENT SAVINGS VEHICLE. The Contract is designed to be long-term in nature in order to provide significant annuity benefits for you. You should not purchase this Contract if you intend to withdraw most of your Contract Value before you reach age 59 1/2. YOU COULD INCUR SIGNIFICANT TAX PENALTIES AND LOSE THE ANNUITY BENEFITS OF THE CONTRACT IF YOU WITHDRAW YOUR MONEY BEFORE YOU ARE AGE 59 1/2.

- FIXED ACCOUNT. You may place money in the fixed account where we guarantee that it will earn interest for one-year periods at a guaranteed rate of at least 3%. We may declare higher rates of interest, but are not obligated to do so. Money you place in the fixed account will be reduced by some of the fees and charges we assess. The fixed account is part of our general account.

- VARIABLE ACCOUNT. You may allocate premium(s) and Contract Value to one or more of the 37 subaccounts listed on the cover page. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. We reserve the right to offer other subaccounts in the future. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of these subaccounts and will be reduced by Contract and portfolio company charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.

                               PREMIUM FLEXIBILITY

- MINIMUM PREMIUM. This Contract requires you to pay an initial premium of at least $500. The initial premium is the only premium we require you to pay.

- FLEXIBLE PREMIUMS. You can pay additional premiums of $500 or more ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit) at any time before the annuity start date. We may limit the total premium(s) paid to us during any Contract year. You may also choose to have premiums deducted directly from your bank account.

- RIGHT-TO-EXAMINE PERIOD. You may cancel your Contract for a refund during the "right-to-examine period" by returning it to our Home Office. In most states, the right-to-examine period expires 10 days after you receive the issued Contract. If you decide to cancel the Contract during the right-to-examine period, we will generally refund an amount equal to the greater of Contract Value at the end of the business day on which we receive the returned Contract at our Home Office or the sum of all premiums you have paid into the Contract. The terms of the right-to-examine period may be different for Contract owners over age 60 who purchase their Contract in California.

- HOW TO INVEST. You may obtain a Contract application from your licensed Farmers agent who is also a registered representative. We will not issue a Contract if you are older than age 90 on the issue date.

                                  DEATH BENEFIT

- STANDARD DEATH BENEFIT. Unless you purchase the optional Guaranteed Minimum Death Benefit rider, we will pay the standard death benefit to the beneficiary on the death of either any owner or the last surviving annuitant before the annuity start date. If the last surviving annuitant (or an owner who is an annuitant) dies before his or her 80 th birthday, we will pay the standard death benefit, which equals the greater of:

     - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method; or

     - the minimum death benefit totaling the sum of all premiums paid, minus proportional reductions for withdrawals.

     In all other cases (including the death of an owner who is not an annuitant), the standard death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method.

- OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT. On your application, you may select for an additional fee the optional Guaranteed Minimum Death Benefit. This rider may not be available in all states, and may vary by state. The Guaranteed Minimum Death Benefit provides an enhanced death benefit only if the last surviving annuitant dies before the annuity start date and before any owner dies. This enhanced death benefit is payable on the death of an owner only if that owner is the first owner to die and is the last surviving annuitant. You may select the Guaranteed Minimum Death Benefit only on your Contract application. If you select this benefit, we will deduct a substantial additional daily charge from the subaccounts at an annual rate of 0.25%.

- On the death of the last surviving annuitant, the Guaranteed Minimum Death Benefit will equal the greatest of the following:

     -    the standard death benefit described above;

     - premiums you paid accumulated daily with interest compounded at 4% per year until the earlier of: (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday; minus proportional reductions for withdrawals; or

     - the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.

     A different death benefit calculation applies if the last surviving annuitant dies after the Contract anniversary on or next following the annuitant's 80th birthday. See "Death Benefits."

- DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE. Upon the death of the annuitant on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option you selected.

                        PARTIAL WITHDRAWALS AND SURRENDER

- PARTIAL WITHDRAWALS. At any time during the pay-in period, you may submit a written request to withdraw part of your cash value, subject to the following rules. A partial withdrawal may have adverse tax consequences.

     -    You may make only 1 withdrawal each calendar quarter.

     -    You must request at least $100.

     - You may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

     -    Surrender charges may apply.




- SURRENDER. At any time during the pay-in period, you may submit a written request to surrender your Contract and receive its cash value (that is, the Contract Value minus any surrender charge, minus any premium taxes not previously deducted, and minus the Records Maintenance Charge, unless waived). A surrender may have adverse tax consequences and be subject to a surrender charge. Your access to amounts held in qualified Contracts may be restricted or prohibited.

- SURRENDER CHARGE. We calculate the surrender charge on surrenders and partial withdrawals from the date you made the premium payment(s) being withdrawn. The surrender charge applies during the entire seven year period following each premium payment, and will vary depending on the number of years since you made the premium payment(s) being withdrawn.

NUMBER OF COMPLETE YEARS
FROM DATE OF PREMIUM
PAYMENT:                    0     1     2     3     4     5     6     7+
------------------------   ---   ---   ---   ---   ---   ---   ---   ---
SURRENDER CHARGE:           7%    6%    5%    5%    4%    3%    2%    0

     We do not assess a surrender charge on:

     -    the death benefit;

     - the withdrawal of premium payments you paid us more than seven years ago;

     - withdrawals that qualify under the waiver of surrender charge riders as extended hospitalization or confinement to a skilled nursing facility or terminal illness (see "Surrender Charge");

     -    the free withdrawal amount; or

     -    free-look refunds.

     Each Contract year, you may withdraw the free withdrawal amount, which is an amount up to the greater of:

     - Contract Value minus the excess of total premiums over prior withdrawals that were previously assessed a surrender charge; or

     - 10% of the Contract Value determined at the time the withdrawal is requested.


- SYSTEMATIC PAYMENT PLAN. You may elect our systematic withdrawal plan option whereby, after the first Contract year, you may receive periodic payments of at least $100 on a monthly basis during the pay-in period.


                                    TRANSFERS

- At any time during the pay-in period and after the right-to-examine period, you may make an unlimited number of transfers from and among the separate accounts. You may make one transfer each Contract year from the fixed account.

- THIS CONTRACT AND THE UNDERLYING PORTFOLIOS ARE NOT DESIGNED FOR MARKET TIMERS. However, there is no assurance that we will be able to identify and prevent all market timing and other forms of disruptive trading in the Contract and the underlying portfolios. For a discussion of our policies and procedures on market timing and of the potential costs and risks to you that can result if market timing or disruptive trading occurs in the underlying portfolios, see "Policy and Procedures Regarding Disruptive Trading and Market Timing" below.

- Your transfer from the subaccounts or the fixed account must be a minimum of $100 or the total value in a subaccount or fixed account, if less.

- Your Contract Value remaining in a subaccount or the fixed account after a transfer must be at least $500, or we will transfer the total value.

- You can make a transfer from the fixed account only during the 30 days following a Contract anniversary.

- You cannot make a transfer from any subaccount to the fixed account during the 6 month period following any transfer from the fixed account into one or more subaccounts.


- We charge $25 for the 13th and each additional transfer during a Contract year. Transfers made under the asset rebalancing or dollar cost averaging programs do not count toward the 12 free transfers.
                 ---



- AUTOMATIC ASSET REBALANCING PROGRAM. Under the Automatic Asset Rebalancing ("AAR") program, we will automatically transfer amounts among the subaccounts each quarter to reflect your most recent instructions for allocating premiums. No transfer fees are assessed under this program. Transfers under this program do not count toward the 12 free transfers
     permitted each Contract year.   ---



- DOLLAR COST AVERAGING PROGRAM. The dollar cost averaging program permits you to systematically transfer (on each monthly anniversary of the issue date) a set dollar amount from the fixed account to up to 8 subaccounts. The minimum transfer amount is $100. No transfer fees are assessed under this program. Transfers under this program do not count toward the 12 free
     transfers permitted each Contract year.       ---


                               ANNUITY PROVISIONS

- ANNUITY OPTIONS. You may receive income payments under one of three fixed annuity options beginning on the annuity start date you select. The final annuity date, which is latest annuity start date you may select, is the Contract anniversary when the oldest annuitant is age 95. You may receive income payments for a specific period of time, or for life with or without a guaranteed number of payments.

- We will use your cash value on the annuity start date to calculate the amount of your income payments under the annuity option you choose.

                               FEDERAL TAX STATUS

     Generally, a Contract's earnings are not taxed until you take them out. For Federal tax purposes, if you take money out of a non-qualified Contract during the pay-in period, including a surrender or partial withdrawal payment, earnings come out first and are taxed as ordinary income. Different tax consequences may apply for a qualified Contract. If you are younger than 59 1/2 when you take money out, you also may be charged a 10% Federal penalty tax on earnings. The annuity payments you receive during the payout phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the Contract" has been fully recovered.

     Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a surrender or full withdrawal. For a further discussion of the Federal tax status of variable annuity contracts, see "Federal Tax Status."

                                    INQUIRIES

     If you need additional information, please contact us at:

          Service Center
          P.O. Box 724208
          Atlanta, Georgia 31139
          Phone: 1-877-376-8008 (toll-free)
          8:00 a.m. to 6:00 p.m. Eastern Time

FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a partial withdrawal, annuitize the Contract, surrender the Contract, or transfer Contract Value between the subaccounts and/or the fixed account. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES


Sales Charge Imposed on Premium Payments                                                           None
Maximum Surrender Charge (as a percentage of your premium payment)(1)                               7%
Transfer Fee(2)                                                         $25 after 12 transfers per year


     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO EXPENSES

Records Maintenance Charge(3)   $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the subaccounts)

With Both the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit(4)

Mortality and Expense Risk Charge .......   1.45%
Administrative Charge ...................   0.20%
                                            ----
Total Variable Account Annual Expenses ..   1.65%

With Either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit(4)

Mortality and Expense Risk Charge .......   1.20%
Administrative Charge ...................   0.20%
                                            ----
Total Variable Account Annual Expenses ..   1.40%

With Standard Death Benefit Only

Mortality and Expense Risk Charge .......   0.95%
Administrative Charge ...................   0.20%
                                            ----
Total Variable Account Annual Expenses ..   1.15%

----------
(1) We do not assess a surrender charge on death benefit payments. We do assess a surrender charge if you surrender your Contract, partially withdraw its cash value, or annuitize under the Contract while surrender charges are applicable.

(2) We do not assess transfer fees on transfers under the dollar cost averaging or Automatic Asset Rebalancing programs. Transfers under these programs do not count toward the twelve free transfers permitted each Contract year.

(3) We will also deduct the Records Maintenance Charge on the annuity start date or the date you surrender your Contract. We waive this fee for Contracts with a Contract Value of $50,000 or more on the date the fee is assessed.

(4) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force, a 0.25% Mortality and Expense Risk Charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

     The following table shows the range of portfolio fees and expenses for the fiscal year ended December 31, 2005. Expenses of the portfolios may be higher or lower in the future. You can obtain more detailed information concerning each portfolio's fees and expenses in the prospectus for each portfolio.



RANGE OF ANNUAL OPERATING EXPENSES FOR THE PORTFOLIOS(1)



                                                                                LOWEST   HIGHEST
                                                                                ------   -------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and
   other expenses)                                                               0.20%    1.78%



----------
(1) The portfolio expenses used to prepare this table were provided to Farmers by the fund(s). Farmers has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.



     The next table shows the fees and expenses charged by each portfolio for the fiscal year ended December 31, 2005.



ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that are deducted from Portfolio assets as a percentage of average daily net assets in the portfolios as of December 31, 2005):



                                                                                             CONTRACTUAL
                                                                                                WAIVER
                                                                                    GROSS         OR          NET
                                                                                    TOTAL      EXPENSE       TOTAL
                                                MANAGEMENT    12B-1      OTHER     ANNUAL     REIMBURSE-    ANNUAL
PORTFOLIO                                          FEES      FEES(1)   EXPENSES   EXPENSES       MENT      EXPENSES
---------                                       ----------   -------   --------   --------   -----------   --------
CALVERT VARIABLE SERIES, INC.
   CVS Social Small Cap Growth Portfolio(2)        1.00%       N/A       0.56%      1.56%        N/A         1.56%

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                    0.75%      0.25%      0.06%      1.06%        N/A         1.06%
   Quality Bond Portfolio(3)                       0.65%      0.25%      0.09%      0.99%        N/A         0.99%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE CLASS SHARES)
                                                   0.75%      0.25%      0.06%      1.06%        N/A         1.06%

DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I) (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond
      Portfolio)                                   0.48%       N/A       0.20%      0.68%        N/A         0.68%
   DWS Global Opportunities VIP (formerly
      Scudder Global Discovery Portfolio)          0.98%       N/A       0.19%      1.17%        N/A         1.17%
   DWS Growth & Income VIP (formerly Scudder
      Growth and Income Portfolio) (4)             0.47%       N/A       0.09%      0.56%       0.02%        0.54%
   DWS International VIP (formerly Scudder
      International Portfolio)                     0.86%       N/A       0.16%      1.02%        N/A         1.02%
   (DWS) Money Market VIP
      (formerly Scudder Money Market
      Portfolio)                                   0.37%       N/A       0.23%      0.60%        N/A         0.60%

                                                                                             CONTRACTUAL
                                                                                                WAIVER
                                                                                    GROSS         OR          NET
                                                                                    TOTAL      EXPENSE       TOTAL
                                                MANAGEMENT    12B-1      OTHER     ANNUAL     REIMBURSE-    ANNUAL
PORTFOLIO                                          FEES      FEES(1)   EXPENSES   EXPENSES       MENT      EXPENSES
---------                                       ----------   -------   --------   --------   -----------   --------
DWS VARIABLE SERIES II (FORMERLY SCUDDER
   VARIABLE SERIES II) (CLASS A SHARES)
   DWS Dreman High Return Equity VIP
      (formerly SVS Dreman High Return Equity
      Portfolio)                                   0.73%       N/A       0.05%      0.78%        N/A         0.78%
   DWS Government & Agency Securities VIP
      (formerly Scudder Government & Agency
      Securities Portfolio)                        0.55%       N/A       0.08%      0.63%        N/A         0.63%
   DWS High Income VIP (formerly Scudder
      High Income Portfolio)                       0.60%       N/A       0.10%      0.70%        N/A         0.70%
   DWS Small Cap Growth VIP (formerly
      Scudder Small Cap Growth Portfolio)(5)       0.65%       N/A       0.07%      0.72%        N/A         0.72%

FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP")
   FUNDS (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio(6)                0.57%      0.10%      0.10%      0.77%        N/A         0.77%
   Fidelity VIP Index 500 Portfolio(7)             0.10%      0.10%      0.00%      0.20%        N/A         0.20%
   Fidelity VIP Mid Cap Portfolio(6)               0.57%      0.10%      0.12%      0.79%        N/A         0.79%

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities
      Fund(8)                                      0.48%      0.25%      0.28%      1.01%       0.02%        0.99%
   Franklin Small Cap Value Securities
      Fund(8)                                      0.52%      0.25%      0.17%      0.94%       0.05%        0.89%
   Templeton Developing Markets Securities
      Fund                                         1.24%      0.25%      0.29%      1.78%        N/A         1.78%
   Templeton Global Asset Allocation Fund(8)       0.60%      0.25%      0.26%      1.11%       0.01%        1.10%

GOLDMAN SACHS VARIABLE INSURANCE TRUST(9)
   Goldman Sachs Capital Growth Fund               0.75%       N/A       0.15%      0.90%        N/A         0.90%
   Goldman Sachs Mid Cap Value Fund(10)            0.80%       N/A       0.07%      0.87%        N/A         0.87%
   Goldman Sachs Structured Small Cap Equity
      Fund (formerly Goldman Sachs CORE(SM)
      Small Cap Equity Fund)                       0.75%       N/A       0.18%      0.93%        N/A         0.93%

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio
      (Service Shares)                             0.55%      0.25%      0.02%      0.82%        N/A         0.82%
   Janus Aspen Forty Portfolio
      (Institutional Shares)                       0.64%       N/A       0.03%      0.67%        N/A         0.67%
   Janus Aspen Mid Cap Growth Portfolio
      (Service Shares)                             0.64%      0.25%      0.03%      0.92%        N/A         0.92%

PIMCO VARIABLE INSURANCE TRUST
   (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S.
      Dollar-Hedged)(11)                           0.25%      0.15%      0.50%      0.90%        N/A         0.90%
   PIMCO VIT Low Duration Portfolio(12)            0.25%      0.15%      0.25%      0.65%        N/A         0.65%

                                                                                             CONTRACTUAL
                                                                                                WAIVER
                                                                                    GROSS         OR          NET
                                                                                    TOTAL      EXPENSE       TOTAL
                                                MANAGEMENT    12B-1      OTHER     ANNUAL     REIMBURSE-    ANNUAL
PORTFOLIO                                          FEES      FEES(1)   EXPENSES   EXPENSES       MENT      EXPENSES
---------                                       ----------   -------   --------   --------   -----------   --------
WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund                           0.63%      0.25%      0.03%      0.91%        N/A         0.91%
   WM Mid Cap Stock Fund                           0.75%      0.25%      0.06%      1.06%        N/A         1.06%
   WM Small Cap Growth Fund                        0.85%      0.25%      0.26%      1.36%        N/A         1.36%
   WM West Coast Equity Fund                       0.63%      0.25%      0.05%      0.93%        N/A         0.93%

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS(13)
   WM SAM Balanced Portfolio                       0.10%      0.25%      0.91%      1.26%        N/A         1.26%
   WM SAM Conservative Balanced Portfolio          0.10%      0.25%      0.94%      1.29%        N/A         1.29%
   WM SAM Conservative Growth Portfolio            0.10%      0.25%      0.97%      1.32%        N/A         1.32%
   WM SAM Flexible Income Portfolio                0.10%      0.25%      0.80%      1.15%        N/A         1.15%
   WM SAM Strategic Growth Portfolio               0.10%      0.25%      1.00%      1.35%        N/A         1.35%










































----------
(1) The 12b-1 distribution plan is described in the Portfolios' prospectus and/or statement of additional information. Because the 12b-1 fees are paid out of portfolio assets on an on-going basis, over time these fees will increase the cost of an investment, and may cost more than paying other types of sales charges.



(2) The Net Total Annual Expenses for the Calvert CVS Social Small Cap Growth Portfolio reflect an indirect fee and fees before waivers resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's uninvested cash balances. These credits were used to reduce the Portfolio's expenses. The net operating expenses after reductions for fees paid indirectly and fee waivers was 1.44% during 2005. Management fees include the subadvisory fees paid by the Portfolio's advisor ("Calvert") to the subadvisors and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of Calvert.



(3) The Dreyfus Corporation, the adviser to the Quality Bond Portfolio, has agreed to waive a portion of the Portfolio's management fee, in the amount of 0.15% of 1% of the value of the Portfolio's average daily net assets, until June 30, 2006.



(4) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit the Net Total Annual Expenses of the DWS Growth & Income VIP to 0.54%.



(5) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the three year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit the Net Total Annual Expenses of DWS Small Cap Growth VIP to 0.72%.



(6) A portion of the brokerage commissions that the Fidelity VIP Growth Portfolio and Fidelity VIP Mid Cap Portfolio pay may be reimbursed and used to reduce each Portfolio's expenses. In addition, through arrangements with each Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce each Portfolio's custodian expenses. After taking into account these voluntary offsets, the Net Total Annual Expenses for the Fidelity VIP Growth Portfolio and Fidelity VIP Mid Cap Portfolio were 0.73% and 0.74%, respectively, during 2005. These offsets may be discontinued at any time.



(7) Management fees for the Fidelity VIP Index 500 Portfolio have been reduced to 0.10%, and Service Class expenses are limited to 0.20% (excluding interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the Portfolio's shareholders and board of trustees. Thus, the expense limit is now required by contract and is not voluntary on the fund manager's part. The annual class operating expenses for the Portfolio are based on historical expenses adjusted to reflect current fees.



(8) While the maximum amount payable under the Franklin Small-Mid Cap Growth Securities Fund's and Franklin Small Cap Value Securities Fund's Class 2 Shares 12b-1 plan is 0.35% per year of the Funds' Class 2 Shares average annual net assets, the Funds' Board of Trustees has set the 12b-1 rate at 0.25% per year.

     The manager of the Franklin Small-Mid Cap Growth Securities Fund, the Franklin Small Cap Value Securities Fund, and the Templeton Global Asset Allocation Fund has agreed in advance to reduce its fees from assets invested by the Funds in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an exemptive order by the SEC.



(9) "Other Expenses" for the Goldman Sachs Variable Insurance Trust include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of each Fund plus all other ordinary expenses not detailed above. Additionally, the adviser for the Funds has voluntarily agreed to limit "Other Expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage fees, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.11% of the average daily net assets of the Goldman Sachs Capital Growth Fund and Goldman Sachs Structured Small Cap Equity Fund, and 0.25% of the Goldman Sachs Mid Cap Value Fund. The annual expenses for the Goldman Sachs Structured Small Cap Equity Fund after the reimbursements of 0.03% and voluntary waivers of 0.02% were 0.88% during 2005. The adviser may cease or modify the expense limitations at its discretion at any time. If this occurs, "Other Expenses" and "Net Total Annual Expenses" may increase without shareholder approval.



     The adviser to the Goldman Sachs Variable Insurance Trust has entered into a fee reduction commitment for the Funds which was implemented on a voluntary basis beginning July 1, 2005 and on a contractual basis as of the date of the Funds' 2006 Prospectuses. The fee reduction commitment provides that the adviser is entitled to receive an annual management fee based on the Fund's average daily net assets at the following rates: for the Goldman Sachs Capital Growth Fund (0.75% on the first $1 Billion, 0.68% on the next $1 Billion, and 0.65% in excess of $2 Billion); for the Goldman Sachs Mid Cap Value Fund (0.80% on the first $2 Billion, and 0.72% in excess of $2 Billion); and for the Goldman Sachs Structured Small Cap Equity Fund (0.75% on the first $2 Billion, and 0.68% in excess of $2 Billion).



(10) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contract owners who are currently invested in that Fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.



(11) "Other Expenses" for the PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) reflect an administrative fee of 0.50%.



(12) "Other Expenses" for the PIMCO VIT Low Duration Portfolio reflect an administrative fee of 0.25%.



(13) Each WM SAM Portfolio is an asset-allocation "fund of funds" that typically allocates its assets, within predetermined percentage ranges, among certain funds of the WM Variable Trust and the WM High Yield Fund (the "Funds"). Each Portfolio has its own set of operating expenses, as does each of the Funds in which it invests. If you choose to invest in one of the WM SAM Portfolios subaccounts, you will be responsible for the indirect expense of the applicable WM SAM Portfolio as well as those of its Funds. Each WM SAM Portfolio indirectly bears a proportionate share of the applicable expenses of the Funds (including management fees) and is a shareholder of the Funds. Depending on which Funds are held by a WM SAM Portfolio and in what proportion, the fees will vary over time. "Other Expenses" and "Net Total Annual Expenses" show combined annual expenses for each WM SAM Portfolio and the Funds in which the Portfolio invests. The expenses shown assume a constant allocation by each Portfolio of its assets among the Funds identical to such Portfolio's actual allocation at December 31, 2005. A Portfolio's actual expenses may be higher or lower as a result of changes in the allocation of the Portfolio's assets among the Funds, and the expenses of the Fund and of the Portfolio.


                                 REDEMPTION FEES

     A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer. Each portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the portfolio prospectus.

     The expenses shown above are deducted by each underlying portfolio before the portfolio provides us with its daily net asset value. We then deduct applicable variable account charges from the net asset value to calculate the unit value of the corresponding subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the portfolios was provided to us by the portfolios and was not independently verified by us.

                           EXAMPLE OF MAXIMUM CHARGES


     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including transaction expenses, the Records Maintenance Charge of $30, the Variable Account charges of 1.65%, and maximum Annual Portfolio Operating Expenses of 1.78%.

     The Example assumes that you invested $10,000 in the portfolio with the highest expenses, chose the riders with the highest costs, and stayed in those options under the Contract for the time periods indicated. The Example also assumes that your investment earned a steady 5% return each year.



     Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender or annuitize the Contract at the end of the applicable time period:


1 year   3 years   5 years   10 years
------   -------   -------   --------
 $949     $1,519    $2,184    $3,764


(2) If you do not surrender or annuitize the Contract at the end of the applicable time period:


1 year   3 years   5 years   10 years
------   -------   -------   --------
 $351     $1,070    $1,811    $3,764



     The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). It also does not reflect any taxes or tax penalties you may be required to pay if you surrender your Contract.



     The Record Maintenance Charge of $30 is reflected as an annual charge of 0.058% that is determined by dividing total Record Maintenance Charges collected during 2005 ($159,180) by total average net assets attributable to the Contract during 2005 ($273,668,499).


     Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

                               DISTRIBUTION COSTS

     For information concerning the compensation paid for the sale of the Contracts, see "Distribution of the Contracts."

                         CONDENSED FINANCIAL INFORMATION

     In Appendix A, we have included a financial history of two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values (that reflect the middle level of Variable Account Annual Expenses) are included in the SAI.

FARMERS NEW WORLD LIFE INSURANCE COMPANY AND THE FIXED ACCOUNT

                    FARMERS NEW WORLD LIFE INSURANCE COMPANY

     Farmers New World Life Insurance Company ("Farmers") is the stock life insurance company issuing the Contract. We are obligated to pay all benefits under the Contracts. Farmers is located at 3003 - 77th Avenue, S.E., Mercer Island, Washington 98040, and was incorporated under Washington law on February 21, 1910. Farmers established the variable account to support the investment options under this Contract and under other variable annuity contracts Farmers may issue. Farmers' general account supports the fixed account under the Contract.

     Farmers is a direct wholly-owned subsidiary of Farmers Group, Inc. ("FGI"). FGI is a stock holding and management company. The ultimate controlling parents of FGI are Allied Zurich p.l.c., a United Kingdom company, and Zurich Allied AG, a Swiss company. Allied Zurich p.l.c. and Zurich Allied AG are traded in certain European markets, but are not publicly traded in the U.S.

     Farmers markets a broad line of individual life insurance products, including universal life, term life and whole life insurance and annuity products (predominately flexible premium deferred annuities). Farmers currently is licensed to sell insurance in 49 states and the District of Columbia. Farmers is not licensed in New York.


                                THE FIXED ACCOUNT

     You may allocate some or all of your premium payments and transfer some or all of your Contract Value to the fixed account. The fixed account offers a guarantee of principal accumulating at a specified rate of interest that will be reduced by deductions for fees and expenses. The fixed account is part of Farmers' general account. We use our general account assets to support our insurance and annuity obligations other than those funded by our separate investment accounts. Subject to applicable law, Farmers has sole discretion over investment of the fixed account's assets. Farmers bears the full investment risk for all amounts contributed to the fixed account. Farmers guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective annual rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. All assets in the general account are subject to our general liabilities from business operations. The fixed account may not be available in all states.

     Money you place in the fixed account will earn interest that is compounded annually and accrues daily at the current interest rate in effect at the time of your allocation. We intend to credit the fixed account with interest at the current rates in excess of the minimum guaranteed rate of 3%, but we are not obligated to do so. We have no specific formula for determining current interest rates.

     The fixed account value will not share in the investment performance of our general account. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the fixed account will be credited with different current interest rates. You assume the risk that interest credited to amounts in the fixed account may not exceed the minimum 3% guaranteed rate.

     We reserve the right to change the method of crediting interest from time to time, provided that such changes do not reduce the guaranteed rate of interest below 3% per year or shorten the period for which the interest rate applies to less than one year (except for the year in which such amount is received or transferred).

     We currently allocate amounts from the fixed account for partial withdrawals, transfers to the subaccounts, or charges for the monthly deduction on a last in, first out basis ("LIFO") for the purpose of crediting interest.


     The fixed account is not registered with the Securities and Exchange Commission ("SEC"). The disclosures included in this prospectus about the fixed account are for your information and have not been reviewed by the staff of the SEC. However, fixed account disclosures may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.


THE VARIABLE ACCOUNT AND THE PORTFOLIOS

                              THE VARIABLE ACCOUNT

     Farmers established the Farmers Annuity Separate Account A (the "variable account") as a variable account under the law of the state of Washington on April 6, 1999. Farmers owns the assets in the variable account. The variable account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and qualifies as a "separate account" within the meaning of the Federal securities laws. The variable account will receive and invest premium payments paid under the Contracts and under other variable annuity contracts we may issue in the future.

     The income, gains and losses, realized or unrealized, from assets allocated to the variable account shall be credited to or charged against the variable account, without regard to other income, gains or losses of any other account we own or arising out of any other business we may conduct.

     Although we own the assets in the variable account, these assets are held separately from our other assets and are not part of our general account. The portion of the assets of the variable account equal to the required reserves and other contract liabilities of the variable account are not chargeable with liabilities that arise from any other business that we conduct. We have the right to transfer to our general account any assets of the variable account that are in excess of such reserves and other liabilities.

     The variable account is divided into subaccounts, each of which invests in shares of a portfolio of a fund. The variable account is subject to the laws of the State of Washington, which regulate the operations of insurance companies domiciled in Washington.

     CHANGES TO THE VARIABLE ACCOUNT. We reserve the right in our sole discretion, and subject to applicable law, to add, close, remove, or combine one or more subaccounts, combine the variable account with one or more other separate accounts, or operate the variable account as a different kind of investment company. Subject to obtaining any approvals or consents required by law, the assets of one or more subaccounts may also be transferred to any other subaccount if, in our sole discretion, conditions warrant. In addition, we reserve the right to modify provisions of the Contract to reflect changes to the subaccounts and the variable account and to comply with applicable law. Some of these future changes may be the result of changes in applicable laws or interpretation of the law. You may obtain additional information regarding the substitutions of investments and resolving conflicts among funds in the SAI. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

                                 THE PORTFOLIOS

     Each subaccount of the variable account invests exclusively in shares of a designated portfolio of a fund. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio. Each fund available under the Contract is registered with the SEC under the 1940 Act as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the funds by the SEC.

     The assets of each portfolio are separate from the assets of any other portfolio, and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the income or losses of one portfolio has no effect on the investment performance of any other portfolio.

     Each of the portfolios is managed by an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Each investment adviser is responsible for the selection of the investments of the portfolio. These investments must be consistent with the investment objective, policies and restrictions of that portfolio.

     Some of the portfolios have been established by investment advisers that manage retail mutual funds sold directly to the public having similar names and investment objectives to the portfolios available under the Contract. While some of the portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the portfolios available through this Contract.


     An investment in a subaccount, or in any portfolio, including the (DWS) Money Market VIP (formerly Scudder Money Market Portfolio), is not insured or guaranteed by the U.S. Government and there can be no assurance that the (DWS) Money Market VIP will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to insurance charges, the yields on the money market subaccount may become extremely low and possibly negative.


                     INVESTMENT OBJECTIVES OF THE PORTFOLIOS

     The following table summarizes each portfolio's investment objective(s) and policies. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF THE RISKS, CONDITIONS OF INVESTING, AND FEES AND EXPENSES OF EACH PORTFOLIO IN THE PROSPECTUSES FOR THE PORTFOLIOS THAT ARE ATTACHED TO THIS PROSPECTUS. YOU SHOULD READ THE PROSPECTUSES CAREFULLY.

PORTFOLIO                                                      Investment Objective and Investment Adviser
---------                                                      -------------------------------------------
CVS SOCIAL SMALL CAP GROWTH PORTFOLIO        Seeks to achieve long-term capital appreciation by investing primarily in the equity securities of small companies publicly traded in the United States.
                                             Investment adviser is Calvert Asset Management Company, Inc. The subadviser is
                                             Renaissance(R) Investment Management.

DREYFUS VIF DEVELOPING LEADERS PORTFOLIO     Seeks capital growth. Investment adviser is The Dreyfus Corporation.
(SERVICE CLASS SHARES)

DREYFUS VIF QUALITY BOND PORTFOLIO           Seeks to maximize total return, consisting of capital appreciation and current
(SERVICE CLASS SHARES)                       income. Investment adviser is The Dreyfus Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH      Seeks to provide capital growth, with current income as a secondary goal.
FUND, INC. (SERVICE CLASS SHARES)            Investment adviser is The Dreyfus Corporation.

DWS BOND VIP (FORMERLY SCUDDER BOND          Seeks to maximize total return consistent with preservation of capital and
PORTFOLIO) (CLASS A SHARES)                  prudent investment management, by investing for both current income and capital appreciation. Investment adviser is Deutsche Investment Management
                                             Americas Inc. Aberdeen Asset Management Inc. is the subadviser. Aberdeen
                                             Asset Management Investment Services Limited is the sub-subadviser.

DWS DREMAN HIGH RETURN EQUITY VIP            Seeks to achieve a high rate of total return. Investment adviser is Deutsche
(FORMERLY SVS DREMAN HIGH RETURN EQUITY      Investment Management Americas Inc. The subadviser is Dreman Value Management
PORTFOLIO) (CLASS A SHARES)                  L.L.C.

DWS GLOBAL OPPORTUNITIES VIP (FORMERLY       Seeks above-average capital appreciation over the long term. Investment
SCUDDER GLOBAL DISCOVERY PORTFOLIO) (CLASS   adviser is Deutsche Investment Management Americas Inc.
A SHARES)

DWS GOVERNMENT & AGENCY SECURITIES VIP       Seeks high current income consistent with preservation of capital. Investment
(FORMERLY SCUDDER GOVERNMENT & AGENCY        adviser is Deutsche Investment Management Americas Inc.
SECURITIES PORTFOLIO) (CLASS A SHARES)

DWS GROWTH AND INCOME VIP (FORMERLY          Seeks long-term growth of capital, current income and growth of income.
SCUDDER GROWTH AND INCOME PORTFOLIO)         Investment adviser is Deutsche Investment Management Americas Inc.
(CLASS A SHARES)

DWS HIGH INCOME VIP (FORMERLY SCUDDER HIGH   Seeks to provide a high level of current income. Investment adviser is
INCOME PORTFOLIO) (CLASS A SHARES)           Deutsche Investment Management Americas Inc.

DWS INTERNATIONAL VIP (FORMERLY SCUDDER      Seeks long-term growth of capital primarily through diversified holdings of
INTERNATIONAL PORTFOLIO) (CLASS A SHARES)    marketable foreign equity investments (equities issued by foreign-based companies and listed on foreign exchanges). Investment adviser is Deutsche
                                             Investment Management Americas Inc.

(DWS) MONEY MARKET VIP (CLASS A SHARES)      Seeks to maintain the stability of capital and, consistent therewith, to
(FORMERLY SCUDDER MONEY MARKET PORTFOLIO)    maintain the liquidity of capital and to provide current income. Investment adviser is Deutsche Investment Management Americas Inc.

PORTFOLIO                                                      Investment Objective and Investment Adviser
---------                                                      -------------------------------------------
DWS SMALL CAP GROWTH VIP (FORMERLY SCUDDER   Seeks maximum appreciation of investors' capital. Investment adviser is
SMALL CAP GROWTH PORTFOLIO) (CLASS A         Deutsche Investment Management Americas Inc.
SHARES)

FIDELITY VIP GROWTH PORTFOLIO (SERVICE       Seeks to achieve capital appreciation. Investment adviser is Fidelity
CLASS SHARES)                                Management & Research Company. The subadvisers are:  Fidelity Management and
                                             Research (U.K.) Inc., Fidelity Management and Research (Far East) Inc.,
                                             Fidelity International Investment Advisors, Fidelity International Investment
                                             Advisors (U.K.) Limited, Fidelity Investments Japan Limited, and FMR Co., Inc.

FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE    Seeks investment results that correspond to the total return of common stocks
CLASS SHARES)                                publicly traded in the United States, as represented by the Standard & Poor's
                                             500SM Index. Investment adviser is Fidelity Management & Research Company.
                                             The subadvisers are Geode Capital Management, LLC and FMR Co., Inc.

FIDELITY VIP MID CAP PORTFOLIO (SERVICE      Seeks long-term growth of capital. Investment adviser is Fidelity Management
CLASS SHARES)                                & Research Company. The subadvisers are:  Fidelity Management and Research
                                             (U.K.) Inc., Fidelity Management and Research (Far East) Inc., Fidelity
                                             International Investment Advisors, Fidelity International Investment Advisors
                                             (U.K.) Limited, Fidelity Investments Japan Limited, and FMR Co., Inc.

FRANKLIN SMALL-MID CAP GROWTH SECURITIES     Seeks long-term capital growth. Investment adviser is Franklin Advisers,
FUND (CLASS 2 SHARES)                        Inc.

FRANKLIN SMALL CAP VALUE SECURITIES FUND     Seeks long-term total return. Investment adviser is Franklin Advisory
(CLASS 2 SHARES)                             Services, LLC.

GOLDMAN SACHS CAPITAL GROWTH FUND            Seeks long-term growth. Investment adviser is Goldman Sachs Asset Management,
                                             L.P.

GOLDMAN SACHS MID CAP VALUE FUND(1)          Seeks long-term capital appreciation. Investment adviser is Goldman Sachs
                                             Asset Management, L.P.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY    Seeks long-term growth of capital. Investment adviser is Goldman Sachs Asset
FUND (FORMERLY GOLDMAN SACHS CORE(SM)        Management, L.P.
SMALL CAP EQUITY FUND)

JANUS ASPEN BALANCED PORTFOLIO (SERVICE      Seeks long-term capital growth, consistent with preservation of capital and
SHARES)                                      balanced by current income. Investment adviser is Janus Capital Management
                                             LLC.

JANUS ASPEN FORTY PORTFOLIO (INSTITUTIONAL   Seeks long-term growth of capital. Investment adviser is Janus Capital
SHARES)                                      Management LLC.

JANUS ASPEN MID CAP GROWTH PORTFOLIO         Seeks long-term growth of capital. Investment adviser is Janus Capital
(SERVICE SHARES)                             Management LLC.



----------
(1) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that Fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund. If, after May 1, 2006, your Contract Value in the Goldman Sachs Mid Cap Value Subaccount falls to zero, the Subaccount will be permanently closed to you and you may not invest additional money in that Subaccount.

PORTFOLIO                                                      Investment Objective and Investment Adviser
---------                                                      -------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return, consistent with preservation of capital and
DOLLAR-HEDGED) (ADMINISTRATIVE CLASS         prudent investment management. Investment adviser is Pacific Investment
SHARES)                                      Management Company LLC.

PIMCO VIT LOW DURATION (ADMINISTRATIVE       Seeks maximum total return, consistent with preservation of capital and
CLASS SHARES)                                prudent investment management. Investment adviser is Pacific Investment
                                             Management Company LLC.

TEMPLETON DEVELOPING MARKETS SECURITIES      Seeks long-term capital appreciation. Investment adviser is Templeton Asset
FUND (CLASS 2 SHARES)                        Management Ltd.

TEMPLETON GLOBAL ASSET ALLOCATION FUND       Seeks high total return. Investment adviser is Templeton Investment Counsel,
(CLASS 2 SHARES)                             LLC. The subadvisers are Franklin Advisers, Inc., and Franklin Templeton
                                             Investment Management Limited.

WM EQUITY INCOME FUND (CLASS 2 SHARES)       Seeks to provide a relatively high level of current income and long-term growth of income and capital. Investment adviser is WM Advisors, Inc.

WM MID CAP STOCK FUND (CLASS 2 SHARES)       Seeks to provide long-term capital appreciation. Investment adviser is WM
                                             Advisors, Inc.

WM SAM BALANCED PORTFOLIO (CLASS 2 SHARES)   Seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk. Investment adviser is WM Advisors, Inc.

WM SAM CONSERVATIVE BALANCED PORTFOLIO       Seeks to provide a high level of total return (consisting of reinvestment of
(CLASS 2 SHARES)                             income and capital appreciation) consistent with a moderate degree of principal risk. In general, relative to the other portfolios, the
                                             Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk. Investment adviser is WM Advisors, Inc.

WM SAM CONSERVATIVE GROWTH PORTFOLIO         Seeks to provide long-term capital appreciation. In general, relative to the
(CLASS 2 SHARES)                             other portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk. Investment adviser is WM Advisors, Inc.

WM SAM FLEXIBLE INCOME PORTFOLIO (CLASS 2    Seeks to provide a high level of total return (consisting of reinvestment of
SHARES)                                      income with some capital appreciation). In general, relative to the other portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk. Investment adviser is WM Advisors, Inc.

WM SAM STRATEGIC GROWTH PORTFOLIO (CLASS 2   Seeks to provide long-term capital appreciation. In general, relative to the
SHARES)                                      other portfolios, the Strategic Growth Portfolio should offer you the potential for a high level of capital growth, and a corresponding level of principal risk. Investment adviser is WM Advisors, Inc.

WM SMALL CAP GROWTH FUND (CLASS 2 SHARES)    Seeks to provide long-term capital appreciation. Investment adviser is WM
                                             Advisors, Inc.

WM WEST COAST EQUITY FUND (CLASS 2 SHARES)   Seeks to provide long-term growth of capital. Investment adviser is WM
                                             Advisors, Inc.

     In addition to the variable account, the funds may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies as well as to qualified plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the funds simultaneously. Although neither Farmers, nor the mutual funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund's Board of Directors (or Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions given by those variable life insurance owners and those given by variable annuity contract owners.

     If a fund's Board of Directors (or Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Farmers will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

     PLEASE READ THE ATTACHED PROSPECTUSES FOR THE PORTFOLIOS TO OBTAIN MORE COMPLETE INFORMATION BEFORE YOU INVEST.

                           SELECTION OF THE PORTFOLIOS


     The portfolios offered through the Contracts are selected by Farmers, and Farmers may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's (and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the portfolio or one of its service providers (e.g., the investment adviser) will compensate us for administrative, marketing, and support services that would otherwise be provided by the portfolio, or its service providers, or whether the portfolio's adviser is an affiliate.


     You are responsible for choosing to invest in the portfolios and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the subaccounts, you should carefully consider any decisions regarding allocations of premium and Contract Value to each subaccount.

     In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each portfolio's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the portfolio's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. After you select subaccounts in which to allocate premium or Contract Value, you should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate.


     YOU BEAR THE RISK THAT THE CONTRACT VALUE OF YOUR CONTRACT MAY DECLINE AS A RESULT OF THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.


     We do not provide investment advice and we do not recommend or endorse any of the particular portfolios available as investment options in the Contract.

     REVENUE WE RECEIVE FROM THE PORTFOLIOS AND/OR THEIR SERVICE PROVIDERS. We (and our affiliates) may directly or indirectly receive payments from the portfolios and/or their service providers (investment advisers, administrators, and/or distributors), in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

     - RULE 12B-1 FEES. We and/or our affiliate, Farmers Financial Solutions, LLC ("FFS"), the principal underwriter and distributor for the Contracts, receive some or all of the 12b-1 fees from the portfolios that charge a 12b-1 fee. See the "Fee Table" in this Prospectus. The 12b-1 fees we and/or FFS receive are calculated as a percentage of the average daily net assets of the portfolios owned by the subaccounts available under this Contract and certain other variable insurance products that we issue.

     - ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). We and/or FFS may receive compensation from some of the portfolios' service providers for administrative and other services we perform relating to variable account operations that might otherwise have been provided by the portfolios. The amount of this compensation is based on a percentage of the average assets of the particular portfolios attributable to the Contract and to certain other variable insurance products that we issue. These percentages currently range from 0.10% to 0.25% and may be significant. Some service providers may pay us more than others.

     The chart below provides the current maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us and/or FFS on an annual basis:

                     INCOMING PAYMENTS TO FARMERS AND/OR FFS


From the following Funds and    Maximum %   From the following Funds and    Maximum %
  their Service Providers:     of assets*     their Service Providers:     of assets*
----------------------------   ----------   ----------------------------   ----------
          Calvert                 0.15%            Goldman Sachs              0.25%
          Dreyfus                 0.25%                Janus                  0.25%
   DWS (formerly Scudder)         0.15%                PIMCO                  0.10%
          Fidelity                0.15%                  WM                   0.25%
     Franklin Templeton           0.25%


* Payments are based on a percentage of the average assets of each underlying portfolio owned by the subaccounts available under this Contract and under certain other variable insurance products offered by us.

     - OTHER PAYMENTS. We and/or FFS also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the portfolio's service providers with regard to the variable insurance products we issue. The amounts are paid out of the adviser's (or affiliate's) own resources and not out of fund assets. Certain investment advisers or their affiliates may provide us and/or FFS with wholesaling services to assist us in the distribution of the Contract, may pay us and/or FFS amounts to participate in sales meetings or may reimburse our sales costs, and may provide us and/or FFS with occasional gifts, meals, tickets, or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser (or other affiliates) with increased access to us and FFS.

     Proceeds from these payments made by the portfolios, investment advisers, and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and FFS incur in promoting, issuing, distributing, and administering the Contracts.

     For further details about the compensation payments we make in connection with the sale of the Contracts, see the "Distribution of the Contracts" section below.

                         AVAILABILITY OF THE PORTFOLIOS

     We cannot guarantee that each portfolio will always be available for investment through the Contracts.

     We reserve the right, subject to applicable law, to add new portfolios or classes of portfolio shares, remove or close existing portfolios or classes of portfolio shares, or substitute portfolio shares held by any subaccount for shares of a different portfolio. New or substitute portfolios or classes of portfolio shares may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not add, remove, or substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

                       YOUR RIGHT TO VOTE PORTFOLIO SHARES

     Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as you and other Contract owners instruct, so long as such action is required by law.

     Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Contract Value you have in the subaccount that invests in that portfolio (as of a date set by the portfolio). When we solicit your vote, the number of votes you have will be calculated separately for each subaccount in which you have an investment.

     If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should Federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Contract owners advising you of the action and the reasons we took such action.

YOUR CONTRACT: THE PAY-IN PERIOD

     The pay-in period begins when we issue your Contract and continues until the annuity start date. The pay-in period will also end if you surrender your Contract, or a death benefit is payable, before the payout period.

                              PURCHASING A CONTRACT

     To purchase a Contract, you must complete an application and send it with your initial premium to us through any authorized licensed agent who is also a registered representative of a broker-dealer having a selling agreement with the principal underwriter for the Contract, Farmers Financial Solutions, LLC. Contracts also may be sold to or in connection with retirement plans that qualify for special tax treatment.

     You may purchase a Contract with a premium payment of $500 or more. The first premium payment is the only one we require you to make.

     There may be delays in our receipt of an application that are outside of our control because of the failure of the agent to forward the application to us promptly, or because of delays in determining that the Contract is suitable for you. Any such delays will affect when your Contract can be issued and when your initial premium is allocated to one or more subaccounts of the variable account and/or to the fixed account.

     We reserve the right to decline an application for any reasons subject to the requirements imposed by law in the jurisdiction where the Contract was to be issued and delivered. If we decline your application, we will refund you the full amount of any premium you have paid.

     WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in higher Federal and state income tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you invested. You will have to hold the Contract for a period of time before the tax benefits will outweigh the fees assessed under this Contract.

     If you are purchasing the Contract through a tax favored arrangement, including IRAs, Roth IRAs, SIMPLE IRAs, and SEP IRAs, you should carefully consider the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax favored arrangement itself provides for tax sheltered growth.

     We will not issue you a Contract if you are older than age 90 on the issue date.

                           WHEN WE ISSUE YOUR CONTRACT

     If your application is complete and your premium payment has been received at the Service Center, we will issue your Contract within two business days of its receipt, and credit your initial premium payment to your Contract. If your application is incomplete, we will contact you and seek to complete it within five business days. If we cannot complete your application within five business days after we receive it, we will return your premium payment, unless you expressly permit us to keep it. We will credit the payment as soon as we receive all necessary application information.

     The date we credit your initial premium payment to your Contract is the issue date. In most states, on the issue date we will allocate your initial premium to the subaccounts and the fixed account as you specified on your application.

     If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right to examine period, plus 10 days. On the first business day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts and fixed account as you selected on the application.

                        TAX-FREE `SECTION 1035' EXCHANGES

     You can generally exchange one annuity for another in a `tax-free exchange' under Section 1035 of the Tax Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on your old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay Federal income and penalty taxes on the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

                CANCELLATION - THE 10 DAY RIGHT-TO-EXAMINE PERIOD

     You have the right to cancel the Contract for any reason during the "right-to-examine period" by returning it to our Home Office at Mercer Island, Washington. In most states, the right-to-examine period expires 10 days after you receive the Contract. This period will be longer if required by state law. If you decide to cancel the Contract during the right-to-examine period, we will treat the Contract as if we never issued it.

     In most states, the amount of the refund will be the total premiums we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires a return of premium, we will refund the greater of your original premium(s) or the Contract Value on the date we receive the Contract at our Home Office at the address shown on the front page of this prospectus. If you purchase a qualified Contract, we will return the premium(s) paid. If your state requires us to return your premium or if you have purchased a qualified Contract, we will place your premium(s) in the fixed account for the number of days in your state's right to examine period, plus 10 days. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rates. We will pay the refund within 7 calendar days after we receive the Contract. The Contract will then be deemed void.

     CONTRACTS SOLD IN CALIFORNIA. If you purchase your Contract in California, and are 60 years of age or older at the time, the right-to-examine period lasts for 30 days from the date you receive the Contract. You may cancel the Contract at any time during the right-to-examine period by returning it to our Home Office at Mercer Island, Washington or to the agent who sold you the Contract.

     During the 30-day right-to-examine period (plus 10 days), we will place your premium in the fixed account, unless you specifically direct that we allocate your premium to the subaccounts and the fixed account you selected on the application. We will credit your premium(s) placed in the fixed account with interest at the current fixed account interest rate. If your premium is placed solely in the fixed account, we will refund to you all premiums and Contract fees you paid as of the business day on which we received your cancelled Contract at our Home Office (or your agent received your cancelled Contract, if earlier).

     If you have directed that your premium be invested in the subaccounts, rather than the fixed account, during the right-to-examine period, we will refund you only the Contract Value. The Contract Value refunded will be as of the business day we receive your cancelled Contract at our Home Office (or your agent received your cancelled Contract, if earlier). Any amounts refunded will reflect the investment performance of the subaccounts you selected, and the fees and charges that we deduct. YOU BEAR THE RISK THAT A REFUND OF YOUR CONTRACT VALUE COULD BE LESS THAN THE PREMIUM YOU PAID FOR THIS CONTRACT. If you decide to cancel this Contract after the right-to-examine period has expired, you will pay surrender charges on that transaction.

                                STATE VARIATIONS

     Any state variations in the Contract are described in a special Contract form used in that state. This Prospectus provides a general description of the Contract. Your actual Contract and any endorsements or riders are the controlling documents. If you would like an additional copy of your Contract and its endorsements and riders, if any, contact our Service Center.

                                OWNERSHIP RIGHTS

     The Contract belongs to the owner named in the application. The owner may exercise all of the ownership rights and options described in the Contract. The annuitant is the owner unless the application specifies a different person as the owner. The owner may designate the annuitant (the person to receive the annuity payments) and beneficiary (the person to receive the death benefit when the annuitant or owner dies) in the application.

Changing the Owner   -   You may change the owner by providing a written request
                         to us at any time while the annuitant is alive before the annuity start date.

                     -   Any change in owner requires our written approval.

                     - The change takes effect on the date that the written request is signed.

                     - We are not liable for any actions we may have taken before we received the written request.

                     - Changing the owner does not automatically change the beneficiary.

                     Changing the owner may have tax consequences. You should consult a tax adviser before changing the owner.

Selecting and        -   If you designate more than one beneficiary, then each
Changing the             beneficiary shares equally in any death benefit
Beneficiary              proceeds unless the beneficiary designation states
                         otherwise.

                     - If the beneficiary dies before the owner/annuitant, then any contingent beneficiary becomes the beneficiary.

                     - If both the beneficiary and contingent beneficiary die before the owner/annuitant, then we will pay the death benefit to the owner or the owner's estate once the death benefit becomes payable.

                     - You can request a delay clause that provides that if the beneficiary dies within a specified number of days (maximum 180 days) following the owner's/annuitant's death, then the death benefit proceeds will be paid as if the beneficiary had died first.

                     - You can change the beneficiary generally by providing us with a written request signed by the owner while the annuitant is living.

                     - The request to change the beneficiary must be signed by the owner.

                     - The change in beneficiary is effective as of the date you sign the written request, subject to any action taken before we receive the request.

                     - If you have named a beneficiary irrevocably, both you and the beneficiary must sign any request for change.

                     - We are not liable for any actions we may have taken before we received the written request.

Assigning the        -   You may assign Contract rights before the annuity start
Contract                 date.

                     - The owner retains any ownership rights that are not assigned.

                     - The assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.

                     - Claims under any assignment are subject to proof of interest and the extent of the assignment.

                     - The rights of the owner and the beneficiary are subject to the rights of the assignee.

                     - We are not bound by any assignment unless duplicate signed forms are filed with us.

                     - We are not responsible for the validity of any assignment.

                     - We are not liable for any payment we made before we received written notice of the assignment.

                     Assigning the Contract may have tax consequences. See the "Federal Tax Considerations" section of this prospectus for more information.

                             MODIFYING THE CONTRACT

     Only one of our officers may modify the Contract or waive any of our rights or requirements under the Contract. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Contract. Upon notice to you, we may modify the Contract to:

     - conform the Contract, our operations, or the variable account's operations to the requirements of any law (or regulation issued by a government agency) to which the Contract, our company or the variable account is subject;

     - assure continued qualification of the Contract under the Federal tax laws; or

     -    reflect a change in the variable account's operations.

     If we modify the Contract, we will make appropriate endorsements to the Contract. If any provision of the Contract conflicts with the laws of a jurisdiction that govern the Contract, we will amend the provision to conform with such laws.

PREMIUMS

                               PREMIUM FLEXIBILITY

     The initial premium of at least $500 is the only premium required to be paid under the Contract. You have the ability to determine the frequency of premiums you make after payment of the initial premium. You also may determine the amount and timing of each additional premium payment, except that premium payments must be at least $500 ($50 or more for IRAs and/or if you authorize us to draw on an account by check or electronic debit). You may make premium payments at any time until the earliest of: (a) the annuity start date; (b) the date you fully withdraw all Contract Value; or (c) the date you reach age 70 1/2 for qualified Contracts (other than Roth IRAs and rollovers and transfers). You must send all premiums to our Service Center.

     We will not accept total premium payments in excess of the cumulative premium limit that is specified on your Contract specification page. The Federal Tax Code may also limit the amount of premiums you may make.

     We may decline a premium payment for any reason permitted by law.

     ELECTRONIC PAYMENTS. If you authorize electronic payment of your premiums from your bank account, the total amount of premiums being debited must be at least $300 per year. You can make electronic payments on an annual, semi-annual, quarterly, or monthly basis for the applicable fraction of at least $300, but the total for the year must add up to at least $300.

                               ALLOCATING PREMIUMS

     When you complete your application, you must instruct us to allocate your initial premium(s) to one or more subaccounts of the variable account and/or the fixed account according to the following rules.

     - You must put at least 1% (and no less than $500) of each premium in any subaccount you select or the fixed account.

     - Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.

     You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification or by telephone authorization (or any other notification we deem satisfactory). Any allocation change will be effective on the date we record the change. Any future premiums will be allocated in accordance with the new allocation unless we receive contrary instructions. However, you may direct individual premium payments to a specific subaccount and/or to the fixed account without changing your instructions. Changing your allocation instructions will not change the way existing Contract Value is apportioned among the subaccounts or the fixed account.

     Investment returns from amounts allocated to the subaccounts will vary with the investment performance of the subaccounts and will be reduced by Contract charges. YOU BEAR THE ENTIRE RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS. YOU SHOULD PERIODICALLY REVIEW YOUR PREMIUM PAYMENT ALLOCATION INSTRUCTIONS IN LIGHT OF MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES.


     If your state requires us to return your initial premium(s) in the event you exercise your right to cancel the Contract, or if you purchase a qualified Contract, we will allocate the initial premium(s) to the fixed account on the issue date. While held in the fixed account, your premium(s) will be credited with interest at the current fixed account rates. The premium(s) will remain in the fixed account for the number of days in your state's right-to-examine period, plus 10 days. On the first business day on or after that period, we will reallocate all Contract Value from the fixed account to the subaccounts as you selected on the application.


     If your state only requires return of Contract Value in event you exercise your right to cancel the Contract, we will allocate the initial premium(s) as you instructed in the application on the issue date. The initial premium will be credited using the accumulation unit value next computed at the end of the business day that we issue your Contract. Our business day usually closes at the end of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time).

     We credit any premiums you make to your Contract after the date of reallocation (or after the issue date, if applicable) using the accumulation unit value next computed at the end of a business day on which we receive them at our Service Center. Our business day closes at the end of regular trading on the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time). If we receive your additional premium payments after the close of a business day, we will calculate and credit them as of the end of the next business day.

YOUR CONTRACT VALUES

                                 CONTRACT VALUE

YOUR CONTRACT VALUE:   -    varies from day to day, depending on the investment
                            performance of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Contract transactions (such as additional premium payments, transfers, and partial withdrawals);

                       - serves as the starting point for calculating values under a Contract;

                       - equals the sum of all values in each subaccount and the fixed account;

                       - is determined on the issue date and on each business day;

                       - on the issue date, equals the initial premium less any premium tax due; and

                       - has no guaranteed minimum amount and may be more or less than premiums paid.

                                SUBACCOUNT VALUE

     Each subaccount's value is determined at the end of each business day. We determine your Contract's value in each subaccount by multiplying the number of units that your Contract has in the subaccount by the accumulation unit value of that subaccount at the end of the business day.

THE NUMBER OF ACCUMULATION   -    the initial accumulation units purchased at
UNITS IN ANY SUBACCOUNT ON        the unit value on the issue date; plus
ANY BUSINESS DAY EQUALS:
                             -    accumulation units purchased with additional
                                  premiums; PLUS

                             - accumulation units purchased via transfers from another subaccount or the fixed account; MINUS

                             - accumulation units redeemed to pay a pro-rata share of the Records Maintenance Charge, if assessed on that business day; MINUS

                             - accumulation units redeemed to pay for partial withdrawals, and any applicable surrender charges and premium taxes; MINUS

                             - accumulation units redeemed as part of a transfer to another subaccount, or the fixed account, and any applicable transfer fee.

     Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into accumulation units. We determine the number of accumulation units we credit to, or subtract from, your Contract by dividing the dollar amount of the allocation, transfer, or withdrawal, by the accumulation unit value for that subaccount at the end of the Valuation Period.

                             ACCUMULATION UNIT VALUE

     The accumulation unit value (or price) of each subaccount will reflect the investment performance of the portfolio in which the subaccount invests. The accumulation unit value of each subaccount was originally established at the value shown in Appendix A. The accumulation unit value may increase or decrease from one Valuation Period to the next. The accumulation unit value for each subaccount is recalculated at the end of each business day by multiplying the accumulation unit value at the end of the immediately preceding business day by the Net Investment Factor for the business day for which the value is being determined. The new accumulation unit value reflects the investment performance of the underlying portfolio, and the daily deduction of: (i) the mortality and expense risk charge, (ii) any charge for enhanced benefit riders, and (iii) the daily administrative charge during each Valuation Period. For information on computing the Net Investment Factor, see the SAI.

     We determine a separate accumulation unit value for each subaccount. We will also determine separate sets of accumulation unit value reflecting the costs of the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit.

                               FIXED ACCOUNT VALUE

     On the issue date, your fixed account value is equal to the premiums paid.

YOUR FIXED ACCOUNT VALUE   -    the total of premiums allocated to the fixed
AT THE END OF ANY               account; MINUS
VALUATION PERIOD (BEFORE
THE ANNUITY START DATE)    -    any applicable premium taxes; PLUS
IS EQUAL TO:
                           -    amounts transferred from the subaccounts;
                                INCREASED BY

                           -    any credited interest; AND DECREASED BY

                           - any transfers and withdrawals from the fixed account, and by any charges deducted from the fixed account.

     Your Contract's guaranteed minimum fixed account value will not be less than the minimum values required by the state where we deliver your Contract.

FEES AND CHARGES

     This section describes the fees and charges that we make under the Contract to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges we deduct under this Contract may result in a profit to us.

                        MORTALITY AND EXPENSE RISK CHARGE

     As compensation for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from your net assets in the subaccounts. The charge is equal, on an annual basis, to 0.95% of average daily net assets you have invested in the subaccounts.

     The mortality risk we assume is that annuitants may live for a longer period of time than estimated when we established the guarantees in the Contract. Because of these guarantees, each annuitant is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity start date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any profits from this charge to pay the costs of distributing the Contracts.

     If you selected either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit (offering discontinued in July 2003), we will deduct an additional daily fee from your value in the subaccounts at an annual rate of 0.25% of average daily net assets you have invested in the subaccounts. If you chose both benefits, the additional daily fee will increase to an annual rate of 0.50%. See "Fee Table."

                        ASSET-BASED ADMINISTRATION CHARGE

     We deduct a daily asset-based administration charge from each subaccount to help reimburse us for our administrative costs, such as owner inquiries, changes in allocations, owner reports, Contract maintenance costs and data processing costs. This charge is equal, on an annual basis, to 0.20% of your average daily net assets in the subaccounts. This charge is designed to help compensate us for the cost of administering the Contracts and the variable account.

                                  TRANSFER FEE

     A transfer fee of $25 will be imposed for the thirteenth and each subsequent transfer during a Contract year. Any unused free transfers do not carry over to the next Contract year. Each written or telephone request would be considered to be one transfer, regardless of the number of subaccounts affected by the transfer. Transfers you make through our asset rebalancing and dollar cost averaging programs do not count toward your twelve free transfers. We deduct the transfer fee from the amount transferred.

                                SURRENDER CHARGE

     We do not deduct a charge for sales expenses from premium payments at the time premium payments are paid to us. However, we will deduct a surrender charge, if applicable, if you surrender your Contract or partially withdraw cash value before the annuity start date, or if you annuitize your Contract. We do not assess a surrender charge on withdrawals made if the Contract terminates due to your death or the death of the last surviving annuitant.

     As a general rule, the surrender charge equals a percentage of the premium payments withdrawn that: (a) we have held for less than seven years; and (b) are not eligible for a free withdrawal. The surrender charge applies during the entire seven year period following each premium payment. The applicable percentage depends on the number of years since you made the premium payment being withdrawn, as shown on this chart:

NUMBER OF COMPLETED YEARS FROM THE   SURRENDER CHARGE
     DATE OF PREMIUM PAYMENT            PERCENTAGE
----------------------------------   ----------------
0.................................          7%
1.................................          6%
2.................................          5%
3.................................          5%
4.................................          4%
5.................................          3%
6.................................          2%
7 and later.......................          0%

     In determining surrender charges, we will deem premiums to be surrendered in the order in which we received them - that is, on a first-in, first-out basis.

     Because surrender charges are based on the date each premium payment is made, you may be subject to a surrender charge, even though the Contract may have been issued many years earlier, if you have continued to make premium payments.

     We will not apply the Surrender Charge Percentage to an amount greater than the current Contract Value minus the Free Withdrawal Amount. This may occur, for instance, if the Contract Value is less than your total premium payments because of negative investment performance.

     When you request a withdrawal, you will be sent a check in the amount you requested (if available), less applicable tax withholding. If a surrender charge applies, your remaining Contract Value will be reduced by the dollar amount we send you, plus the surrender charge. The surrender charge is deducted pro-rata from all subaccounts and the fixed account in which the Contract is invested based on the remaining Contract Value in each subaccount and the fixed account, unless you request otherwise.

     FREE WITHDRAWAL AMOUNT

     In any Contract year before the annuity start date, you may withdraw a portion of your Contract Value once each calendar quarter without incurring a surrender charge. This amount is called the free withdrawal amount. Each Contract year, the free withdrawal amount is an amount up to the greater of:


     - Contract Value minus the excess of total premiums paid over prior withdrawals that were previously assessed a surrender charge; or


     - 10% of the Contract Value determined at the time the withdrawal is requested.

     Any premium that has been held by us for more than seven years will be subject to a 0% Surrender Charge Percentage.

     EXAMPLES OF SURRENDER CHARGE CALCULATION

     In the following examples, assume that a Contract is issued on July 1, 2002 with a $10,000 premium paid on the issue date. No subsequent premiums are paid.


     PARTIAL WITHDRAWAL EXAMPLE. The owner wishes to withdraw $4,000 on September 15, 2006. Suppose the Contract Value is $12,700 on that date, before the withdrawal.


The free withdrawal amount is the larger of (a) and (b):

(a) $12,700 - $10,000 = $2,700

(b) (10%)($12,700)    = $1,270

     The free withdrawal amount is $2,700. The remaining portion of the withdrawal is subject to a surrender charge. Since this amount represents the withdrawal of premium paid between 3 and 4 years ago, the surrender charge percentage is 5%. The surrender charge is calculated as follows:

     ($4,000 - $2,700)(5%) = $65

     The owner would receive $4,000, and the remaining Contract Value would be reduced by $4,065 and would equal $8,635 after the $4,000 partial withdrawal is taken.

     FULL WITHDRAWAL EXAMPLE: POSITIVE GROWTH. The owner wishes to fully surrender the Contract in year 3. The $30 Records Maintenance Charge and the surrender charge would be deducted from (the Contract Value minus the free withdrawal amount). The surrender charge is calculated as follows:

     ($12,700 - $2,700)(5%)/1.05 = $476.19

The owner would receive $12,700 - $476.19 - $30 = $12,193.81.

     FULL WITHDRAWAL EXAMPLE: NEGATIVE GROWTH. Assume the same facts as above, but the Contract Value has declined to $8,000. The free withdrawal amount is the larger of (a) and (b):

     (a) $8,000 - $10,000 = $-2,000

     (b) (10%)($8,000)    = $   800

The surrender charge is calculated as follows:

     ($8,000 - $800)(5%)/1.05 = $342.86

The owner would receive $8,000 - $342.86 - $30 = $7,627.14

     Free withdrawals may be subject to the 10% federal penalty tax if made before you reach age 59 1/2. They also may be subject to federal income tax.

     WAIVER OF SURRENDER CHARGE RIDERS

     If state law permits and subject to certain restrictions, we will automatically issue two riders with your Contract. As described in these riders, we will waive the surrender charge:

     - after an annuitant (who is under age 75) has been confined in a hospital or skilled heath care facility continuously for at least 90 days; or

     - (after one year from the effective date of the rider) if an annuitant is diagnosed with a terminal illness after we issue the Contract and is expected to live for 12 months or less, up to an aggregate maximum withdrawal of $250,000.

                           RECORDS MAINTENANCE CHARGE

     At the end of each Contract year before the annuity start date, we will deduct a records maintenance charge of $30 from your Contract Value as partial reimbursement for our administrative expenses relating to the Contract. We will deduct the fee from each subaccount and the fixed account based on the proportion that the value in each subaccount and the fixed account bears to the total Contract Value. We will also deduct this charge on the annuity start date, or the date you surrender the Contract.

     We will not deduct this fee after annuity payments have begun. We also currently waive deduction of the charge for Contracts whose Contract Value is $50,000 or more on the date of assessment.

                     PORTFOLIO MANAGEMENT FEES AND EXPENSES


     Each portfolio deducts portfolio management fees and expenses from the amounts you have invested in the portfolios through the subaccounts. You pay these portfolio fees and expenses indirectly. In addition, some portfolios deduct 12b-1 fees at an annual rate of up to 0.25% of average daily portfolio assets. For 2005, total annual portfolio fees and charges for the portfolios offered through this Contract ranged from 0.20% to 1.78% of average daily portfolio assets. See the "Fee Table" in this Prospectus and the prospectuses for the portfolios for more information.

     REDEMPTION FEES. A portfolio may assess a redemption fee of up to 2% on subaccount assets that are redeemed out of the portfolio in connection with a withdrawal or transfer. Each portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the portfolio and is not retained by us. The redemption fee will be deducted from your Contract Value. For more information on each portfolio's redemption fee, see the portfolio prospectus.

                                  PREMIUM TAXES

     Various states and other governmental entities charge a premium tax on annuity contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. We are responsible for paying these taxes. If applicable, we will deduct the cost of such taxes from the value of your Contract either:

     -    from premium payments as we receive them,

     -    from Contract Value upon surrender or partial withdrawal,

     -    on the annuity start date, or

     -    upon payment of a death benefit.

                                   OTHER TAXES

     Currently, no charge is made against the variable account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the variable account or the Contracts. We may, however, deduct such a charge in the future, if necessary.

TRANSFERS

     After the right-to-examine period has expired and before the annuity start date, you may make transfers from the subaccounts or from the fixed account subject to the conditions stated below. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request. WE MAY MODIFY OR SUSPEND THE TRANSFER PRIVILEGE AT ANY TIME. Transfers under the Contract are subject to the following conditions.

     - You may make an unlimited number of transfers in a Contract year from the subaccounts (subject to the "Policy and Procedures Regarding Disruptive Trading and Market Timing" section below).

     - You may only make one transfer each Contract year from the fixed account (unless you choose dollar cost averaging) during the 30 days following a Contract anniversary. We measure a Contract year from the anniversary of the issue date.

     - You may not make a transfer into the fixed account during the six months following any transfer you make out of the fixed account to any subaccount(s).

     - You may request transfers in writing (in a form we accept), or by telephone. You should send written requests to the Service Center.

     - You must transfer at least the lesser of $100, or your total value in the subaccount, if less. If you request a transfer that would reduce the amount in a subaccount or fixed account below $500, we will transfer the entire amount in the subaccount.

     - We deduct a $25 charge from the amount transferred or from the remaining Contract Value (your choice) for the 13th and each additional transfer in a Contract year. Any unused free transfers do not carry over to the next Contract year. Transfers you make pursuant to the asset rebalancing and dollar cost averaging programs do not count toward your 12 free transfers. For more information, see "Fees and Charges."

     - We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.


     - We will price complete transfer requests that are received at our Service Center before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete transfer request after the close of regular trading on the NYSE, we will price the transfer request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.


     -    We may suspend or modify the transfer privilege at any time.

                             ASSET ALLOCATION MODELS


     Asset allocation allows you to allocate your investments among various asset classes - such as stock funds, international funds, bond funds, and money market funds - depending on your risk tolerance, investment goals and time horizon. Keep in mind that use of an asset allocation model does not guarantee favorable investment results.



     An asset allocation model program is available in connection with the Contracts at no charge. Currently, you can select one of five asset allocation models, ranging from conservative to aggressive, at the time you purchase your Contract. Each model invests your Contract Value in a number of subaccounts in varying percentages. The models do not include allocations to the fixed account. These models, as well as the terms and conditions of their use, are fully described in a separate brochure that your registered representative can provide to you.



     If you choose an asset allocation model, your initial premium payment will be allocated among the subaccounts to reflect the model you choose, as will any subsequent premium payments unless you provide us with instructions to the contrary. If you select Automatic Asset Rebalancing, then your assets held in the subaccounts will be rebalanced each quarter to the same percentages as the model you have selected.



     You can change your model, or reallocate your existing Contract Value and/or allocate subsequent premium payments other than in accordance with a model, at any time by submitting a request to the Service Center. Your asset allocation instructions will be effective at the close of business on the business day we receive them at the Service Center (if your instructions are provided prior to such close of business). There is no charge for using any of the asset allocation models. We do not assess transfer fees on Automatic Asset Rebalancing transfers, including those made in connection with asset allocation, nor do we count them toward the twelve free transfers permitted each Contract year.



     You may not participate in an asset allocation model during the period when you are invested in a WM SAM Portfolio.



     The models are not intended to constitute ongoing advice about investing in the subaccounts, and we do not provide advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model. Over time, the asset allocation model you select may no longer align with your investment needs and objectives. YOU SHOULD SPEAK WITH YOUR REGISTERED REPRESENTATIVE ABOUT HOW TO KEEP YOUR INVESTMENT ALLOCATIONS CONSISTENT WITH YOUR NEEDS AND OBJECTIVES. SPECIFIC INFORMATION ABOUT THE ASSET ALLOCATION MODELS CAN BE OBTAINED FROM YOUR REGISTERED REPRESENTATIVE



     Allocation to a single asset class may outperform an asset allocation model, so that you could have been better off investing in a single asset class than in a model. However, such a strategy involves a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any subaccount chosen for a particular model will perform well or that its performance will closely reflect that of the asset class it is designed to represent. While the asset allocation models are created with the assistance of an independent third party, we may have an incentive to include in the models, or increase the allocation to, subaccounts that involve a greater level of compensation to us or that we believe have a greater need for additional assets.

     We may suspend or modify the asset allocation model program at any time.


                       AUTOMATIC ASSET REBALANCING PROGRAM

     If you select the Automatic Asset Rebalancing program ("AAR"), you can instruct us to automatically rebalance your money in the subaccounts each quarter to reflect your most recent instructions for allocating premiums. Investment performance will likely cause any allocation percentages you selected to shift. With AAR, we will automatically make transfers among the subaccounts on the first day of each calendar quarter to bring your Contract back in line with the percentages you most recently provided to us.

     For instance, assume you instructed us to put your initial premium into 5 subaccounts in equal proportions (20% in each) and you selected AAR on your application. Over the next few months, investment performance caused the percentage of your Contract Value in the 5 subaccounts to change so that the 5 subaccounts were 10%, 30%, 10%, 30% and 20% of your Contract Value. On the first day of the calendar quarter, we will transfer your money among the subaccounts so that 20% of your Contract Value is again in each of the 5 subaccounts.

     If you select an asset allocation model on your application and you select AAR, then on the first day of each calendar quarter, we will automatically transfer money among the subaccounts to match the percentages in the original asset allocation model you select. Unless you instruct us to update the asset allocation model, AAR will rebalance your money in the subaccounts to the original model that was in place on the issue date (or to the model in place on the date you most recently told us to update the model).

     Transfers under this program are not subject to the $100 minimum transfer limitation. There is no charge for using AAR and we do not charge a transfer fee for asset rebalancing. We do not include any money allocated to the fixed account in the rebalancing. We do not assess transfer fees on AAR transfers, nor do we count them toward the twelve free transfers permitted each Contract year.

     You can start and stop AAR at any time, and you can change your instructions at any time by submitting a request to the Service Center. AAR is not available after the annuity start date. Your AAR instructions are effective on the business day we receive them at the Service Center.

     We may suspend or modify AAR at any time.

                              THIRD PARTY TRANSFERS

     If you authorize a third party to transact transfers on your behalf, we will honor their transfer instructions, so long as they comply with our administrative systems, rules and procedures, which we may modify or rescind at any time. HOWEVER, YOU MAY NOT AUTHORIZE A REGISTERED REPRESENTATIVE OR AN AGENT TO TRANSACT TRANSFERS ON YOUR BEHALF. We take no responsibility for any third party asset allocation program. PLEASE NOTE that any fees and charges assessed for third party asset allocation services are separate and distinct from the Contract fees and charges set forth in this prospectus. We neither recommend nor discourage the use of asset allocation services.

                          DOLLAR COST AVERAGING PROGRAM

     Under the dollar cost averaging program, you may authorize us to transfer a fixed dollar amount at monthly intervals from the fixed account to one or more subaccounts. You may designate up to eight subaccounts to receive the transfers. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

     Dollar cost averaging is only available during the pay-in period. You may cancel your participation in the program at any time.

     You may enroll in the dollar cost averaging program at any time by submitting a request to the Service Center. We make transfers on the same day of every month as your issue date. We must receive the request form at least 5 business days before the transfer date, for your transfers to begin on that date. When you enroll in the


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

dollar cost averaging program, your total Contract Value in the fixed account must be at least equal to the amount you designate to be transferred on each transfer date. Transfers from the fixed account must be at least $100. Transfers under the dollar cost averaging program will not occur unless the balance in the fixed account is at least as large as the amount designated to be transferred.

     We may suspend or modify this dollar cost averaging program at any time. We do not assess transfer fees on dollar cost averaging transfers, nor do we count them toward the twelve free transfers permitted each Contract year.

                               TELEPHONE TRANSFERS

     Your Contract will automatically receive telephone transfer privileges unless you provide other instructions. (In some states you may have to elect telephone transfers.) To make a telephone transfer, you must call the Service Center toll-free at 1-877-376-8008, open between 8:00 a.m. and 6:00 p.m. Eastern Time. Any telephone transfer requests directed to another number may not be considered received at our Service Center.

     Please note the following regarding telephone transfers:

     - We are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

     - We will employ reasonable procedures to confirm that telephone instructions are genuine.

     - Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

     - If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

     We will price any complete telephone transfer request that we receive at the Service Center before the NYSE closes for regular trading (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the end of that regular trading session of the NYSE. We cannot guarantee that telephone transfer transactions will always be available. For example, our Service Center may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. Outages or slowdowns may prevent or delay our receipt of your request. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

     The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the NYSE (usually, 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time), which coincides with the end of each Valuation Period. Therefore, we will price any transfer request we receive after the close of the regular business session of the NYSE, on any day the NYSE is open for regular trading, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

     WE RESERVE THE RIGHT TO MODIFY, RESTRICT, SUSPEND OR ELIMINATE THE TRANSFER PRIVILEGES (INCLUDING THE TELEPHONE TRANSFER FACILITY) AT ANY TIME, FOR ANY CLASS OF CONTRACTS, FOR ANY REASON.

      POLICY AND PROCEDURES REGARDING DISRUPTIVE TRADING AND MARKET TIMING

     STATEMENT OF POLICY. This Contract is not designed for use by organizations or individuals engaged in market timing or for use by investors who make frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, or transfers of large amounts at one time ("Disruptive Trading").

     Market timing and other kinds of Disruptive Trading can increase your investment risks and have harmful effects for you, for other Contract owners, for the underlying portfolios, and for other persons who have material rights under the Contracts, such as insureds and beneficiaries. These risks and harmful effects include:

     - dilution of the interests of long-term investors in a subaccount if market timers manage to transfer into an underlying portfolio at prices that are below the true value or to transfer out of the underlying portfolio at prices that are above the true value of the underlying portfolio's investments (some market timers attempt to do this through methods known as "time-zone arbitrage" and "liquidity arbitrage");

     - reduced investment performance due to adverse effects on portfolio management by:

          - impeding a portfolio manager's ability to sustain an investment objective;

          - causing the underlying portfolio to maintain a higher level of cash than would otherwise be the case;

          - causing an underlying portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying portfolio; and

     - increased costs to you in the form of increased brokerage and administrative expenses. These costs are borne by all Contract owners invested in those subaccounts, not just those making the transfers.


     POLICY AGAINST DISRUPTIVE TRADING. We have adopted policies and procedures that are intended to detect and deter market timing and other forms of Disruptive Trading. We do not make special arrangements or grant exceptions or waivers to accommodate any persons or class of persons with regard to these policies and procedures. DO NOT INVEST WITH US IF YOU INTEND TO CONDUCT MARKET TIMING OR POTENTIALLY DISRUPTIVE TRADING.


     For these purposes, we do not include transfers made pursuant to Dollar Cost Averaging or Automatic Asset Rebalancing.

     DETECTION. We monitor the transfer activities of owners in order to detect market timing and other forms of Disruptive Trading activity. However, despite our monitoring we may not be able to detect or halt all Disruptive Trading activity. Our ability to detect Disruptive Trading may be limited by operational or technological systems, as well as by our ability to predict strategies employed by market timers to avoid detection. As a result, despite our efforts, there is no assurance that we will be able to identify and curtail all Disruptive Trading by such Contract owners or intermediaries acting on their behalf.

     In addition, because other insurance companies (and retirement plans) with different market timing policies and procedures may invest in the underlying portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying portfolio will not suffer harm from Disruptive Trading in the subaccounts of variable products issued by these other insurance companies (or retirement plans) that invest in the underlying portfolios.

     As a result, to the extent we are not able to detect Disruptive Trading activity, or other insurance companies (or retirement plans) fail to detect such activity, it is possible that a market timer may be able to engage in Disruptive Trading transactions that may interfere with underlying portfolio management and cause you to experience detrimental effects such as increased costs, lower performance and a dilution of your interest in an underlying portfolio.

     DETERRENCE. We impose limits on transfer activity within the Contract in order to deter Disruptive Trading.

     We will accept the following transfers only if the order is sent to us WITH AN ORIGINAL SIGNATURE and BY FIRST CLASS U.S. MAIL:

     -    transfers in excess of $250,000 per Contract, per day; and

     - transfers into or out of the following subaccounts in excess of $50,000 per Contract, per day:


          - DWS Global Opportunities VIP (formerly Scudder Global Discovery Portfolio);



          -    DWS International VIP (formerly Scudder International Portfolio);


          -    Franklin Templeton Developing Markets Securities Fund;


          -    Franklin Templeton Global Asset Allocation Fund; and



          -    PIMCO VIT Foreign Bond Portfolio.

     If you send a transfer request in excess of these restrictions by any other method (such as fax, phone, or overnight mail), we will not honor your request.

     If we identify suspicious transfer activity, we will advise you in writing that we are monitoring your transfer activity and that we will impose restrictions if we identify a pattern of Disruptive Trading activity. If we identify such a pattern as a result of continued monitoring, we will notify you in writing that all future transfers must be requested through FIRST CLASS U.S. MAIL. This means that we would accept only written transfer requests with an original signature transmitted to us only by first class U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

     To further deter any market timing and Disruptive Trading activities, we may at any time and without prior notice:

     -    terminate all telephone, website, email or fax transfer privileges;

     -    limit the total number of transfers;

     -    place further limits on the dollar amount that may be transferred;

     -    require a minimum period of time between transfers; or

     -    refuse transfer requests from intermediaries acting on behalf of you.

     Our ability to impose these restrictions in order to discourage market timing and other forms of Disruptive Trading may be limited by the provisions of your Contract. As a result, to the extent the provisions of your Contract limit our actions, some Contract owners may be able to market time through the Contract, while others would bear the harm associated with the timing.


     We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying portfolio's operations, or (2) if an underlying portfolio would reject or has rejected our purchase order, or has instructed us not to allow that purchase or transfer, or (3) you have a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We also reserve the right to reverse a potentially harmful transfer if an underlying portfolio refuses or reverses our order; in such instances some Contract owners may be treated differently than others. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.


     In addition to our internal policies and procedures, we will administer your Contract to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying portfolios.

     Under our current policies and procedures, we do not:

     -    impose redemption fees on transfers;


     - expressly limit the number, size or frequency of transfers in a given period (except for certain subaccounts listed above where transfers that exceed a certain size are prohibited); or


     -    allow a certain number of transfers in a given period.

     Redemption fees, other transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other forms of Disruptive Trading and in preventing or limiting harm from such trading.

     We may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other Disruptive Trading if we discover that our current procedures do not adequately curtail such activity, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the underlying portfolios under the Contract. The actions we take will be based on policies and procedures that we apply uniformly to all Contract owners.

     UNDERLYING PORTFOLIO FREQUENT TRADING POLICIES. The underlying portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying portfolios describe any such policies and procedures. The frequent trading policies and procedures of one underlying portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of another underlying portfolio and the policies and procedures we have adopted for the Contract to discourage market timing and other programmed, large, frequent, or short-term transfers.


     You should be aware that, as a result of new regulatory requirements, we expect to be contractually obligated by the underlying funds to prohibit transfers by owners who are identified by an underlying fund as market timers. In addition, we expect to be contractually required to provide your transaction data to the underlying funds upon their request.


     OMNIBUS ORDER. Contract owners and other persons with material rights under the Contract also should be aware that the purchase and redemption orders received by the underlying portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying portfolios. In addition, if an underlying portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

SURRENDER AND PARTIAL WITHDRAWALS

                                    SURRENDER

     At any time before the annuity start date, you may make a written request to surrender your Contract for its cash value as calculated at the end of the business day when we receive your request at the Service Center, unless you specify a later business day in your request. You should send your written request to the Service Center. The cash value is the amount we pay when you surrender your Contract.

     The cash value on any business day equals:

     -    the Contract Value as of such date; MINUS

     -    any surrender charge as of such date; MINUS

     -    any premium taxes not previously deducted; MINUS

     -    the Records Maintenance Charge unless waived.

SURRENDER CONDITIONS:

     -    You must make your surrender request in writing.

     -    Your written surrender request must contain your signature.

     -    You should send your written request to the Service Center.

     - A surrender is effective as of the business day when we receive your written request, unless you request otherwise.

     - You will incur a surrender charge if you surrender the Contract during the first 7

          Contract years after making a premium payment. See the "Fees and Charges" section of this prospectus for more information.

     - Once you surrender your Contract, all coverage and other benefits under it cease and cannot be reinstated.

     - We will pay you the cash value in a lump sum within seven calendar days unless you request payment under an annuity option.

     We will price complete surrender requests that we receive from you at our Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete surrender request after the close of regular trading on the NYSE, we will price your surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

     Surrendering the Contract may have adverse tax consequences, including a penalty tax. See "Federal Tax Consequences."

                               PARTIAL WITHDRAWALS

     Before the annuity start date, you may request a withdrawal of part of your cash value subject to certain conditions. Partial withdrawals may have adverse tax consequences, including a penalty tax. See "Federal Tax Consequences."

PARTIAL WITHDRAWAL CONDITIONS:

     -    You must make your partial withdrawal request in writing.

     -    Your written partial withdrawal request must contain your signature.

     -    You should send your written request to the Service Center.

     -    You may make only one partial withdrawal each calendar quarter.

     -    You must request at least $100.

     - You may not make a partial withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

     -    You may incur surrender charges.

     - You can specify the subaccount(s) and fixed account from which to make the partial withdrawal, otherwise we will deduct the amount from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Contract Value contained in each subaccount and the fixed account).

     - We will price complete partial withdrawal requests that we receive from you at our Service Center before the NYSE closes for regular trading (usually 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time) using the accumulation unit value determined at the close of that regular trading session of the NYSE. If we receive your complete partial withdrawal request after the close of regular trading on the NYSE, we will price your surrender request using the accumulation unit value determined at the close of the next regular trading session of the NYSE.

     - We will reduce your Contract Value by the amount of the withdrawal you requested plus any surrender charge.

     - We generally will pay a completed partial withdrawal request within seven calendar days after the business day when we receive the request.

     Remember, any partial withdrawal you take will reduce your Contract Value, and will proportionally reduce the minimum death benefit by the amount of the withdrawals plus any charges. See "Death Benefits."

     If you elected the Guaranteed Minimum Death Benefit, a partial withdrawal will proportionally reduce the Greatest Anniversary Value and the amount of premiums (plus interest) being accumulated at 4% annually. Likewise, if you elected the Guaranteed Retirement Income Benefit, a partial withdrawal will proportionally reduce the Income Base. The impact of a proportional reduction on these benefits depends, in part, upon the relative amount of your Contract Value at the time of the withdrawal. Under proportional reductions, if the amount of the death benefit or Income Base is greater than the Contract Value at the time of the partial withdrawal, then the reduction in the death benefit or Income Base will be greater than the dollar amount of the withdrawal (including any charges). For this reason, if a death benefit is paid, or the Income Base is calculated, after you have taken a partial withdrawal, the possibility exists that the total amount of the death benefit or Income Base will be less than the total premium payments you have paid. See "Death Benefits" and "Guaranteed Retirement Income Benefit."

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.




     See "Surrender Charges" for an explanation of the surrender charges that may apply.

                           SYSTEMATIC WITHDRAWAL PLAN

     After your first Contract year, you can elect to receive regular payments from your Contract Value during the pay-in period. You may terminate the systematic withdrawal plan at any time.

SYSTEMATIC WITHDRAWAL PLAN CONDITIONS:

     -    You must complete an enrollment form and send it to the Service
          Center.

     - You instruct us to withdraw selected amounts from the fixed account or any of the subaccounts.

     -    We will make these withdrawals on a monthly basis.

     -    You must withdraw at least $100.

     - You must have a minimum balance at least equal to the amount you want to withdraw.

     - We will deduct a surrender charge from any amount you withdraw in excess of your free withdrawal amount.

     - You may not take a systematic withdrawal if the withdrawal plus the surrender charge would cause the Contract Value to fall below $500.

     INCOME TAXES AND TAX PENALTIES MAY APPLY TO THE AMOUNT WITHDRAWN. We may suspend, modify or terminate the systematic withdrawal plan at any time.

THE PAYOUT PERIOD

                             THE ANNUITY START DATE

     The annuity start date is the day that the payout period begins under the annuity option you have selected. If you own a Contract that is not a qualified Contract, you must select the annuity start date on which you will begin to receive annuity payments. The annuity start date can be no later than the final annuity date (the Contract anniversary when the oldest annuitant is age 95).

     In the case of an IRA that satisfies Tax Code section 408, the annuity start date must be no later than April 1 of the calendar year following the year in which you reach age 70 1/2 and the payment must be made in a specified form or manner. Roth IRAs under section 408A of the Tax Code do not require distributions at any time prior to your death; the annuity start date for Roth IRAs can be no later than the final annuity date.

                                 ANNUITY OPTIONS

     You must chose an annuity option on or before the annuity start date. The annuity option you select will affect the dollar amount of each annuity payment you receive. You may select or change your annuity option on or before the annuity start date while the annuitant is living by sending a written request signed by you and/or your beneficiary, as appropriate, to our Home Office. You may choose one of the annuity options described below or any other annuity option being offered by us as of the annuity start date. The annuity options we currently offer provide for fixed annuity payments. Once you have selected an annuity option, you may not change that election with respect to any annuitant if annuity payments have begun. After the annuity start date, the Contract no longer participates in the variable account.

     You may elect to receive annuity payments on a monthly, quarterly, semi-annual or annual basis. If you do not specify the frequency of payment, we will pay you monthly. The first payment under any option will be made on the day of the month you request (subject to our agreement) and will begin in the month immediately following the annuity start date. We will make subsequent payments on the same day of each subsequent period in accordance with the payment interval and annuity option you select.

     If you do not select an annuity option by the final annuity date, we will apply the Contract Value under the Second Option, Life Income with a 10 year guarantee period, as described below.

     A beneficiary may have the death benefit paid as an annuity under one of the annuity options.

                 DETERMINING THE AMOUNT OF YOUR ANNUITY PAYMENT

     On the annuity start date, we will use the cash value to calculate your annuity payments under the annuity option you select. Cash value is your Contract Value minus any applicable surrender charges, records maintenance fee, and premium tax.

     For qualified Contracts, distributions must satisfy certain requirements specified in the Federal Tax Code.

                             FIXED ANNUITY PAYMENTS

     Fixed annuity payments are periodic payments that we make to the annuitant. The amount of the fixed annuity payment is fixed and guaranteed by us.

THE AMOUNT OF EACH FIXED ANNUITY PAYMENT DEPENDS ON:

     -    the form and duration of the annuity option you choose;

     -    the age of the annuitant;

     -    the sex of the annuitant (if applicable);

     -    the amount of your cash value on the annuity start date; and

     -    the applicable guaranteed annuity tables in the Contract.

                            GUARANTEED ANNUITY TABLES

     The guaranteed annuity tables in the Contract are based on a minimum guaranteed interest rate of 2.5%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

     The guaranteed annuity tables in your Contract show the minimum dollar amount of the first monthly payment for each $1,000 applied under the first, second and third annuity options. Under the first or second options, the amount of each payment will depend upon the adjusted age and sex of the annuitant at the time we are due to pay the first payment. Under the third option, the amount of each payment will depend upon the sex of both annuitants and their adjusted ages at the time we are due to pay the first payment.

     The adjusted age of the annuitant is determined by calculating the age at the nearest birthday of the annuitant on the annuity start date and subtracting a number that depends on the year in which the annuity start date belongs:

                      ADJUSTED
                       AGE IS
ANNUITY START DATE   AGE MINUS
------------------   ---------
    Before 2001       0 Years
   2001 to 2010        1 Year
   2011 to 2020       2 Years
   2021 to 2030       3 Years
   2031 to 2040       4 Years
    After 2040        5 Years

                         DESCRIPTION OF ANNUITY OPTIONS

     FIRST OPTION - LIFE INCOME.* We will make payments for the annuitant's lifetime. When the annuitant dies, we will stop making monthly payments with the last payment due prior to the annuitant's death.

     SECOND OPTION - LIFE INCOME WITH A GUARANTEE PERIOD. We will make payments for the annuitant's lifetime, with the guarantee that we will make payments for at least 10 or 20 years. You select either the 10 or 20 year guarantee period. On the death of the annuitant on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary.

     THIRD OPTION - JOINT AND SURVIVOR LIFE ANNUITY.* Under this option, we will make annuity payments so long as two annuitants are alive. After the death of one of the annuitants, we will continue to make payments for the lifetime of the surviving annuitant, although the amount of the payment may change. We will stop making monthly payments with the last payment due before the last surviving annuitant's death.

     The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the annuitant's age (and if applicable, sex or adjusted age).

     Other options may be available upon request.

----------
* It is possible under this option to receive only one annuity payment if the annuitant dies (or annuitants die) before the due date of the second payment or to receive only two annuity payments if the annuitant dies (or annuitants die) before the due date of the third payment, and so on.

GUARANTEED RETIREMENT INCOME BENEFIT

     As of June 18, 2003, we no longer offer the Guaranteed Retirement Income Benefit rider.

     If you elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, this rider remains in force and our obligations and duties to you under this rider will not change.

     Our obligations and duties to owners who purchased the rider are described below.

     Here are some terms you will need to know before reading this section:

     - THE GUARANTEED ANNUITY rates are the rates contained in your Contract under "Guaranteed Annuity Tables."

     -    INCOME BASE equals the greater of:

          (i) premiums you paid accumulated daily with interest compounded at 5.00% per year through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals; and

          (ii) the Greatest Anniversary Value for the Contract anniversaries through the earlier of the annuity start date and the Contract anniversary on or next following the oldest joint annuitant's 80th birthday, with a proportional reduction for withdrawals.

     In determining the income base when the oldest joint annuitant is over 80 on the annuity start date, the income base on the Contract anniversary coincident with or next following the annuitant's 80th birthday is increased by any premiums received and proportionately reduced by any withdrawals since that anniversary.

     The proportional reductions for withdrawals are determined independently for (i) and (ii) above. The PROPORTIONAL REDUCTION for each withdrawal (for purposes of the Guaranteed Retirement Income Benefit) equals:

     - the income base under the item being considered (either (i) or (ii) above) immediately prior to the withdrawal; MULTIPLIED BY

     - the ratio of the amount withdrawn (including charges) to the Contract Value immediately prior to the withdrawal.

                                      * * *

     The Guaranteed Retirement Income Benefit provides a minimum fixed annuity guaranteed lifetime income to the annuitant once the Contract has been in force for ten Contract years. You may discontinue the Guaranteed Retirement Income Benefit at any time by sending notice to the Service Center. Once you discontinue the Guaranteed Retirement Income Benefit, you may not select it again.

     If you selected the Guaranteed Retirement Income Benefit, we will deduct an additional daily charge on each business day from the subaccounts at an annual rate of 0.25% of the average daily net assets you have invested in the subaccounts. For more information, see the "Fees and Charges" section of this prospectus.

CONDITIONS FOR RECEIVING THE GUARANTEED RETIREMENT INCOME BENEFIT:

     - You must choose an annuity option that provides payments for the lifetime of one or more annuitants with payments guaranteed for a period not to exceed 10 years;

     - You must select an annuity start date that is on or after the 10th Contract anniversary;

     - You must select an annuity start date that occurs within 30 days following a Contract anniversary; and

     - Your annuity start date must be before the annuitant's 91st birthday and after the annuitant's 60th birthday. If the annuitant is younger than 44 on the issue date, the annuity start date must be after the 15th Contract anniversary.

IF YOU DO NOT MEET THESE CONDITIONS, YOU LOSE THE BENEFIT OF THE RIDER.

     The amount of minimum income payments we will pay under the Guaranteed Retirement Income Benefit is determined by applying the income base (less applicable taxes) to the guaranteed annuity rates in your Contract for the annuity option you select. On the annuity start date, the income payments we will pay under the Contract will equal the greater of:

     - the dollar amount determined by applying the income base (under the Guaranteed Retirement Income Benefit) to the guaranteed annuity rates in the Contract; and

     - the dollar amount determined by applying the Contract's cash value to the income benefits, annuity options and current annuity tables as described in your Contract.

     We will pay the Guaranteed Retirement Income Benefit for the life of a single annuitant, or the lifetimes of two annuitants. If we pay the Guaranteed Retirement Income Benefit for the life of two annuitants, then we will use the age of the oldest joint annuitant to determine the income base.

     THE GUARANTEED RETIREMENT INCOME BENEFIT GUARANTEES A MINIMUM INCOME THAT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS. The income guaranteed under the Guaranteed Retirement Income Benefit by applying the income base to the Contract's guaranteed annuity tables may, under some circumstances, be less than the income that would be provided by applying the Contract's cash value to current annuity factors (i.e., the income you would receive if you did not purchase the Guaranteed Retirement Income Benefit). Depending on market conditions and the build-up in your Contract's cash value, you may decide not to annuitize under the rider. When you bought the Guaranteed Retirement Income Benefit, you took the risk that you may pay for the rider's insurance but never receive the benefit.

DEATH BENEFIT BEFORE THE ANNUITY START DATE

     Only one death benefit will be payable under this Contract. Upon payment of the death benefit proceeds, the Contract will terminate.

     We will pay the death benefit proceeds to the beneficiary if any of the following occurs during the pay-in period:

     -    the owner or any joint owner dies, or

     -    the last surviving annuitant dies,

and we receive satisfactory proof of death of the deceased.

     If the beneficiary dies before the owner or annuitant and there is no contingent beneficiary, we will pay the death benefit to the owner or the owner's estate.

     If any owner is a non-natural person, then the death of any annuitant will be treated as the death of an owner.

     TAKE CARE WHEN NAMING OWNERS, ANNUITANTS AND BENEFICIARIES. YOUR CHOICES MAY IMPACT THE AMOUNT OF THE DEATH BENEFIT PAYABLE UNDER THE CONTRACT.

                             STANDARD DEATH BENEFIT

     If you have not selected the Guaranteed Minimum Death Benefit on your application, and if the last surviving annuitant (or an owner who is an annuitant) dies before his or her 80th birthday, the death benefit equals the greater of:

THE STANDARD DEATH BENEFIT EQUALS:

     - the Contract Value on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method at the Service Center; or

     - the minimum death benefit, which equals the sum of all premiums, minus proportional reductions for withdrawals.

     The proportional reduction in the minimum death benefit equals:

     - the minimum death benefit immediately prior to the withdrawal; MULTIPLIED BY

     - the ratio of the amount you withdraw (including any charges) to the Contract Value immediately before the withdrawal.

     In all other cases (including the death of an owner who is not an annuitant), the death benefit equals the Contract Value determined on the later of the date that we receive due proof of death and the date when we receive the beneficiary's instructions on payment method. Such other cases include the death of an annuitant who has attained his or her 80th birthday.

     In determining the standard death benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.

                        GUARANTEED MINIMUM DEATH BENEFIT

     On your application, you may select the optional Guaranteed Minimum Death Benefit rider. If you select the Guaranteed Minimum Death Benefit rider, the death benefit guarantee provided by this rider will only apply if the last surviving annuitant dies before the annuity start date and before any owner dies. In all other cases, such as the death of an owner who is not the last surviving annuitant, the death benefit will be limited to the Standard Death Benefit described above and you will lose the benefits of the rider. If you select the Guaranteed Minimum Death Benefit rider, we will deduct a substantial additional daily charge from your Contract Value. ASK YOUR AGENT FOR AN EXPLANATION OF THE BENEFITS AND LIMITATIONS OF THIS FEATURE, PARTICULARLY IF YOU NAME JOINT OWNERS AND/OR JOINT ANNUITANTS.

THE GUARANTEED MINIMUM DEATH BENEFIT EQUALS THE GREATEST OF:

     1.   the standard death benefit as described above;

     2. premiums you paid accumulated daily with interest compounded at a rate of 4% per year through the earlier of (i) the date of death, or (ii) the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals; or

     3. the Greatest Anniversary Value on any Contract anniversary through the earlier of the date of death or the Contract anniversary on or next following the last surviving annuitant's 80th birthday, minus proportional reductions for withdrawals.

     The Greatest Anniversary Value is calculated as follows: an anniversary value is defined for each eligible Contract anniversary as the Contract Value on that anniversary, increased by premiums accepted since that anniversary and proportionately reduced for withdrawals since that anniversary. The largest such anniversary value is the Greatest Anniversary Value.

GUARANTEED MINIMUM DEATH BENEFIT PROVISIONS:

     - If the last surviving annuitant dies after the Contract anniversary coincident with or next following that annuitant's 80th birthday and before the annuity start date, the amounts calculated under 2 and 3 above will be increased by premiums received and proportionately reduced for withdrawals since that anniversary.

     - If the last surviving annuitant was older than 80 on the issue date, then no death benefit will be payable under 2 or 3 above.

     - The proportional reductions for withdrawals are determined independently for 2 and 3 above. The proportional reduction for each withdrawal is equal to the product of:

          - the death benefit available under the item being considered (either 2 or 3) immediately prior to the withdrawal, and

          - the ratio of the amount withdrawn (including any charges) to the Contract Value immediately before the withdrawal.

     - We will deduct an additional charge equal, on an annual basis, to 0.25% of the average net assets you have invested in the subaccounts.

     - You must select the Guaranteed Minimum Death Benefit on your Contract application.

     - This death benefit is only payable during the pay-in period and is not available after the annuity start date.

     - The Guaranteed Minimum Death Benefit will end when the Contract ends or you send a signed request to terminate it to the Service Center. If you terminate the rider, we will no longer deduct the 0.25% additional rider charge from the subaccounts.

     In determining the Guaranteed Minimum Death Benefit, we will also subtract any applicable premium and withholding taxes not previously deducted.

     The Guaranteed Minimum Death Benefit may not be available in all states, and it may vary by state.

                     DISTRIBUTION OF DEATH BENEFIT PROCEEDS

     If a death benefit is payable before the annuity start date, we will pay the death benefit in a lump sum, unless we consent to another arrangement within 90 days of receiving due proof of death.

     If all or a part of the death benefit proceeds are paid in one lump sum and the proceeds are at least $10,000, we will place the lump-sum payment into an interest-bearing special account opened in the beneficiary's name. We will provide the beneficiary with a checkbook to access these funds from the special account within seven calendar days of our receipt of due proof of death and payment instructions at the Service Center. The beneficiary can withdraw all or a portion of the death benefit proceeds at any time, and will receive interest on the proceeds remaining in the account. THE SPECIAL ACCOUNT IS PART OF OUR GENERAL ACCOUNT, IS NOT FDIC INSURED, AND IS SUBJECT TO THE CLAIMS OF OUR CREDITORS. We may receive a benefit from the amounts held in the account.


     In all events, death benefit distributions will be made from a non-qualified Contract in accordance with Section 72(s) of the Tax Code.


     If any owner dies before the annuity start date, the death benefit must be distributed to the beneficiaries within five years after the date of death or distributed over the life (or period not exceeding the life expectancy) of the beneficiary, provided that such distributions begin within one year of the owner's death. A new settlement agreement will be drawn up and the original Contract will terminate. The payments under this agreement will be fixed and guaranteed. If you have named two or more beneficiaries, then the provisions of this section shall apply independently to each beneficiary.

     If the sole beneficiary is the surviving spouse of the deceased owner, the spouse may elect to continue the Contract (in lieu of receiving the death benefit) with the surviving spouse as the sole owner but not the annuitant. On the death of the surviving spouse, we will pay a death benefit. IF THE CONTRACT IS CONTINUED WITH THE GUARANTEED MINIMUM DEATH BENEFIT RIDER IN EFFECT, THE SPOUSE SHOULD CONSIDER TERMINATING THE RIDER, AS THE GUARANTEED MINIMUM DEATH BENEFIT CANNOT BE PAID ON THE DEATH OF THE SURVIVING SPOUSE.


     If an owner is a non-natural person, then each annuitant will be treated as an owner for purposes of distributing the death benefit, and any death of an annuitant will be treated as the death of the owner for purposes of these requirements. Moreover, if an annuitant is also an owner, then the death of such annuitant will also be treated as the death of an owner.


     MULTIPLE BENEFICIARIES. If a death benefit is owed to more than one primary beneficiary or contingent beneficiary, we may delay payment of the death benefit proceeds until we have received the necessary instructions from each primary or contingent beneficiary. Each primary or contingent beneficiary will bear the investment risk (i.e., receive any gains or bear any losses) on investments held in the subaccounts until the payment of the death benefit.

DEATH BENEFIT ON OR AFTER THE ANNUITY START DATE


     If an annuitant dies on or after the annuity start date, we will pay any remaining guaranteed payments to the beneficiary as provided in the annuity option selected. If an owner who is not the annuitant dies while an annuitant is still living, we will continue to pay the income payments for the annuitant's lifetime in the same manner as before such owner's death.


INVESTMENT PERFORMANCE OF THE SUBACCOUNTS

     The Company periodically advertises performance of the subaccounts and portfolios. We may disclose at least four different kinds of performance.

     First, we may disclose standard total return figures for the subaccounts that reflect the deduction of all charges under the Contract, including the mortality and expense charge, any charge for optional benefits, the annual records maintenance charge and the surrender charge. These figures are based on the actual historical performance of the subaccounts since their inception.

     Second, we may disclose total return figures on a non-standard basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the surrender charge or by charges for optional benefits currently assessed under the Contract. We will only disclose non-standard performance data if it is accompanied by standard total return data.

     Third, we may present historic performance data for the portfolios since their inception reduced by all fees and charges under the Contract, although we may not deduct the surrender charge or the charges for optional benefits in some cases. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

     Fourth, we may include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

     We may provide illustrations of hypothetical Contract expenses and values during the accumulation period, based on hypothetical rates of return that are not guaranteed.

     For a sample of the performance of the subaccounts and portfolios that we may advertise, see the SAI.

FEDERAL TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws.

     We believe that our Contracts will qualify as annuity contracts for Federal income tax purposes and the following discussion assumes that they will so qualify. Further information on the tax status of the Contract can be found in the SAI under the heading "Tax Status of the Contracts." You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

     If you invest in a variable annuity as part of an IRA, Roth IRA, SIMPLE IRA or SEP IRA program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is called a Non-Qualified Contract.

     We believe that if you are a natural person you will not be taxed on increases in the Contract Value of your Contract until a distribution occurs or until annuity payments begin. (The agreement to assign or pledge any portion of a Contract's accumulation value generally will be treated as a distribution.) When annuity payments begin on a Non-Qualified Contract, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the Contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59 1/2, dies or is disabled, otherwise a tax penalty of ten percent of the amount treated as income could be applied against any amounts included in income, in addition to the tax otherwise imposed on such amount.

                       TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. If a non-natural person (such as a corporation or a trust) owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the accumulation value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Contract, there may be imposed a Federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     -    made on or after the taxpayer reaches age 59 1/2;

     -    made on or after the death of an Owner;

     -    attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may apply under certain circumstances and special rules may apply in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an annuity option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain annuity start dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.

     FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

                         TAXATION OF QUALIFIED CONTRACTS

     The tax rules that apply to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     INDIVIDUAL RETIREMENT ANNUITIES, (IRAs), as defined in Section 408 of the Tax Code, permit individuals to make annual contributions of up to the lesser of $4,000 for 2006 ($5,000 if age 50 or older by the end of 2006) or 100% of the compensation included in your income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has reviewed the Contract and its traditional IRA and SIMPLE IRA riders and has issued an opinion letter approving the form of the Contract and the riders for use as a traditional IRA and a SIMPLE IRA.


     SIMPLE IRAS permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of Tax Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a limit specified in Tax Code (as increased for cost of living adjustments). The sponsoring employer is required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     ROTH IRAS, as described in Tax Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA up to a limit specified in Tax Code or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

     SEP IRAS, as described in Tax Code section 408(k), permit employers to make contributions to IRAs on behalf of their employees. SEP IRAs generally are subject to the same tax rules and limitations regarding distributions as IRAs, and they are subject to additional requirements regarding plan participation and limits on contributions.

                                OTHER TAX ISSUES

     Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should consult a tax adviser for more information about these distribution rules.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.


     As a result of recent regulatory developments, we must include the value of your Guaranteed Minimum Death Benefit or the GRIB Rider in the calculation of your required minimum distribution. This new calculation may result in a significantly larger required minimum distribution to you in 2006. Due to the new calculation, the fair market value of your Contract, as reported on Form 5498, may exceed the Contract Value. However, only the Contract Value is available to you for withdrawals. You should consult a tax adviser for more information about these distribution rules.


                                    OUR TAXES

     At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the subaccounts (that is, the subaccounts) of the variable account or to the Contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the subaccounts of the variable account or the Contracts.

     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                              FEDERAL ESTATE TAXES

     While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. You should consult an estate planning adviser for more information.

                        GENERATION-SKIPPING TRANSFER TAX

     Under certain circumstances, Tax Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under Tax Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

                  ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO


     The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.


        ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

     The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

                               FOREIGN TAX CREDITS


     We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under federal tax law.


                            POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

ADDITIONAL INFORMATION

                           WHEN WE WILL MAKE PAYMENTS

     During the pay-in period, we will usually pay the amounts of any surrender, partial withdrawal, or death benefit payment within seven calendar days after we receive all the required information. The required information includes your written request, any information or documentation we reasonably need to process your request, and, in the case of a death benefit, receipt and filing of due proof of death. However, we may suspend or postpone payments during any period when:

     - the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC;

     - the SEC permits, by an order, the postponement for the protection of owners; or

     - the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to defer payment of a surrender, withdrawals, or death benefit proceeds, or payments under a settlement option until we have assured ourselves that the check or draft has been honored.

     If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, a surrender, annuity payments, or death benefits. Once blocked, monies would be held in that account until instructions are received from the appropriate regulator. We may also be required to provide additional information about you or your account to government regulators.

     We have the right to defer payment for a surrender, partial withdrawal, death benefit or transfer from the fixed account for up to six months from the date we receive your written request.

                          DISTRIBUTION OF THE CONTRACTS

     DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. We have entered into a distribution agreement with Farmers Financial Solutions, LLC ("FFS"), our affiliate, for the distribution and sale of the Contracts. Pursuant to this agreement, FFS serves as principal underwriter for the Contracts. FFS is affiliated with Farmers through Farmers' parent that provides management-related services to the parent companies of FFS. FFS offers the Contracts for sale through its sales representatives. We reimburse FFS for certain expenses it incurs in order to pay for the distribution of the Contracts (e.g., commissions).

     COMPENSATION TO BROKER-DEALERS SELLING THE CONTRACTS. We pay commissions to FFS for sales of the Contracts by FFS' sales representatives. Sales commissions may vary, but the commissions payable for Contract sales by sales representatives of FFS are expected not to exceed 7% of premium payments. Some sales representatives may elect to receive a lower commission on premium payments at the time of payment along with a quarterly or monthly payment based on Contract value for so long as the Contract remains in effect. FFS may be required to return to us first year commissions if the Contract is not continued through the first Contract year. We may pay lower compensation on sales to owners at older ages and at amounts over $1 million.

     SPECIAL COMPENSATION PAID TO FFS. We pay for FFS' operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of FFS: sales representative training materials; marketing materials and advertising expenses; and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation for FFS' sales representatives. FFS pays its sales representatives a portion of the commissions received for their sales of the Contracts.

     FFS' sales representatives and their managers are also eligible for various cash benefits, such as cash production incentive bonuses based on aggregate sales of our variable insurance products (including this Contract) and/or other insurance products we issue, as well as certain insurance benefits and financing arrangements.

     In addition, FFS' sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional non-cash compensation items. Non-cash compensation items that FFS and we may provide jointly include attendance at conferences, conventions, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items. By selling this Contract, sales representatives and/or their managers may qualify for these productivity benefits. FFS' sales representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

     EXCLUSIVE ACCESS TO FFS' DISTRIBUTION NETWORK. In exchange for the amounts we pay to FFS, we receive exclusive access to FFS' distribution network. The amounts we pay are designed especially to encourage the sale of our products by FFS. See the SAI for a discussion of the amounts of commissions we have paid to FFS in connection with its exclusive offering of the Contracts and other Farmers variable life insurance products.

     The prospect of receiving, or the actual receipt of the additional compensation, may provide FFS and/or its sales representatives with an incentive to recommend the Contracts to prospective owners over the sales of other investments with respect to which FFS either does not receive additional compensation or receives lower levels of additional compensation.

     ASK YOUR SALES REPRESENTATIVE FOR FURTHER INFORMATION ABOUT THE COMPENSATION YOUR SALES

REPRESENTATIVE AND FFS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT. ALSO INQUIRE ABOUT ANY REVENUE SHARING ARRANGEMENTS THAT WE MAY HAVE WITH FFS, INCLUDING THE CONFLICTS OF INTEREST THAT SUCH ARRANGEMENTS MAY CREATE.

     Commissions and other incentives or payments described above are not charged directly to Contract owners or the variable account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract and other corporate revenue.

     You should be aware that FFS and its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contract.

                                LEGAL PROCEEDINGS

     Like other life insurance companies, we are involved in lawsuits. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In addition, we are, from time to time, involved as a party to various governmental and administrative proceedings. While it is not possible to predict the outcome of such matters with absolute certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the variable account, on FFS' ability to perform under the principal underwriting agreement, or on Farmers' ability to meet its obligations under the Contracts.

                                REPORTS TO OWNERS

     Before the annuity start date, we will mail a report to you at least annually at your last known address of record. The report will state the Contract Value (including the Contract Value in each subaccount and the fixed account), and any further information required by any applicable law or regulation. Contract owners will also receive confirmations within 7 calendar days of each unscheduled financial transaction, such as premium payments, transfers, partial withdrawals, and a surrender. Scheduled financial transactions may be confirmed using quarterly statements.

                                    INQUIRIES

     Inquiries regarding your Contract may be made by calling or writing to us at the Service Center.

                              FINANCIAL STATEMENTS


     The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2005 and 2004, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005, as well as the Report of Independent Auditors, are contained in the SAI. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts.



     The audited financial statements for the Farmers Annuity Separate Account A as of December 31, 2005, and for the periods then ended, as well as the Report of the Independent Registered Public Accounting Firm, are also contained in the SAI.


     You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

     The SAI contains additional information about the Contract and the variable account. You can obtain the SAI (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The following is the Table of Contents for the SAI.


                                                                            Page
                                                                            ----
ADDITIONAL CONTRACT PROVISIONS ..........................................      2
   The Contract .........................................................      2
   Incontestability .....................................................      2
   Incorrect Age or Sex .................................................      2
   Nonparticipation .....................................................      2
   Waiver of Surrender Charge Riders ....................................      2
   Tax Status of the Contracts ..........................................      3

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE
   DATA .................................................................      3
   Money Market Subaccount Yields .......................................      3
   Other Subaccount Yields ..............................................      5
   Average Annual Total Returns for the Subaccounts .....................      5
   Non-Standard Subaccount Total Returns ................................      6
   Adjusted Historic Portfolio Performance Data .........................      6
   Effect of the Records Maintenance Charge on Performance Data .........      6

HISTORIC PERFORMANCE DATA ...............................................      7
   General Limitations ..................................................      7
   Tables of Subaccount Performance Figures .............................      7
   Time Periods Before The Date The Variable Account Commenced
      Operations ........................................................     15
   Tables Of Adjusted Historic Total Return Quotations ..................     15

NET INVESTMENT FACTOR ...................................................     25

CONDENSED FINANCIAL INFORMATION .........................................     26

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS .......................     35

RESOLVING MATERIAL CONFLICTS ............................................     35

VOTING RIGHTS ...........................................................     36

THIRD PARTY ADMINISTRATION AGREEMENT ....................................     36

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS ..................................     36

DISTRIBUTION OF THE CONTRACTS ...........................................     36

LEGAL MATTERS ...........................................................     37

EXPERTS .................................................................     37

OTHER INFORMATION .......................................................     37

FINANCIAL STATEMENTS ....................................................     38

INDEX TO FINANCIAL STATEMENTS ...........................................    F-1

APPENDIX A - CONDENSED FINANCIAL INFORMATION


     The following tables of condensed financial information show accumulation unit values for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. The tables below show two sets of accumulation unit values that reflect the highest and lowest levels of Variable Account Annual Expenses available under the Contract. Tables for one other set of accumulation unit values corresponding to the middle level of Variable Account Annual Expenses are included in the SAI, which is available (at no cost) by writing to us at the address shown on the front cover or by calling 1-877-376-8008. The accumulation unit value does not reflect the deduction of charges such as the annual Record Maintenance Charge that we subtract from your Contract Value by redeeming units. The data used in the tables below is obtained from the audited financial statement of the variable account that can be found in the SAI.


                          NO OPTIONAL BENEFITS ELECTED
                (Total Variable Account Annual Expenses of 1.15%
                   of the daily net assets of the subaccount)

      Calvert Variable Series, Inc.: CVS Social Small Cap Growth Portfolio


                                                                Number of accumulation
         Accumulation unit value at   Accumulation unit value    units outstanding at
        the beginning of the period    at the end of the year     the end of the year
        ---------------------------   -----------------------   ----------------------
2005               12.44                       11.17                     7,862
2004               11.39                       12.44                     8,583
2003                8.25                       11.39                     1,703
2002               10.78                        8.25                       857
2001*              10.14                       10.78                         0


*    Inception date of the subaccount was 5/1/01.

         Dreyfus Variable Investment Fund: Developing Leaders Portfolio
                             (Service Class Shares)


                                                                Number of accumulation
         Accumulation unit value at   Accumulation unit value    units outstanding at
        the beginning of the period    at the end of the year     the end of the year
        ---------------------------   -----------------------   ----------------------
2005               11.02                       11.50                    122,449
2004               10.04                       11.02                    110,599
2003                7.73                       10.04                    101,726
2002                9.69                        7.73                     67,344
2001*              10.05                        9.69                     31,154


*    Inception date of the subaccount was 5/1/01.

            Dreyfus Variable Investment Fund: Quality Bond Portfolio
                             (Service Class Shares)


                                                                Number of accumulation
         Accumulation unit value at   Accumulation unit value    units outstanding at
        the beginning of the period    at the end of the year     the end of the year
        ---------------------------   -----------------------   ----------------------
2005               11.46                       11.58                    132,984
2004               11.25                       11.46                    130,427
2003               10.86                       11.25                    125,540
2002               10.22                       10.86                     76,425
2001*              10.03                       10.22                     41,115


*    Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
                (Total Variable Account Annual Expenses of 1.15%
                   of the daily net assets of the subaccount)

               The Dreyfus Socially Responsible Growth Fund, Inc.
                             (Service Class Shares)


                                                                Number of accumulation
         Accumulation unit value at   Accumulation unit value    units outstanding at
        the beginning of the period    at the end of the year     the end of the year
        ---------------------------   -----------------------   ----------------------
2005                7.71                        7.88                     7,154
2004                7.36                        7.71                     6,880
2003                5.92                        7.36                     4,912
2002                8.45                        5.92                     4,688
2001*              10.16                        8.45                     2,922


*    Inception date of the subaccount was 5/1/01.


                       DWS Variable Series I: DWS Bond VIP
                (formerly Scudder Bond Portfolio)(Class A Shares)



                                                                Number of accumulation
         Accumulation unit value at   Accumulation unit value    units outstanding at
        the beginning of the period    at the end of the year     the end of the year
        ---------------------------   -----------------------   ----------------------
2005               12.99                       13.18                    220,418
2004               12.47                       12.99                    193,066
2003               12.01                       12.47                    158,299
2002               11.28                       12.01                    122,173
2001               10.79                       11.28                     98,087
2000*               9.86                       10.79                     19,543


*    Inception date of the subaccount was 5/15/00.


               DWS Variable Series I: DWS Global Opportunities VIP (formerly Scudder Global Discovery Portfolio)(Class A Shares)



                                                                Number of accumulation
         Accumulation unit value at   Accumulation unit value    units outstanding at
        the beginning of the period    at the end of the year     the end of the year
        ---------------------------   -----------------------   ----------------------
2005               12.03                       14.05                    150,042
2004                9.86                       12.03                    138,459
2003                6.69                        9.86                    105,280
2002                8.45                        6.69                     75,586
2001*              10.03                        8.45                     31,992


*    Inception date of the subaccount was 5/1/01.


                DWS Variable Series I: DWS Growth and Income VIP
         (formerly Scudder Growth and Income Portfolio)(Class A Shares)



                                                                Number of accumulation
         Accumulation unit value at   Accumulation unit value    units outstanding at
        the beginning of the period    at the end of the year     the end of the year
        ---------------------------   -----------------------   ----------------------
2005                8.56                        8.98                    261,785
2004                7.86                        8.56                    290,881
2003                6.27                        7.86                    295,619
2002                8.25                        6.27                    289,129
2001                9.41                        8.25                    299,135
2000*               9.98                        9.41                     73,574


*    Inception date of the subaccount was 4/7/00.

                          NO OPTIONAL BENEFITS ELECTED
    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


         DWS Variable Series I: DWS International VIP (formerly Scudder
                    International Portfolio) (Class A Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005                6.33                        7.27                     469,636
2004                5.49                        6.33                     447,459
2003                4.35                        5.49                     377,275
2002                5.39                        4.35                     329,627
2001                7.88                        5.39                     193,708
2000*               9.72                        7.88                      18,553



*    Inception date of the subaccount was 4/7/00.



      DWS Variable Series I: (DWS) Money Market VIP (formerly Scudder Money
                       Market Portfolio) (Class A Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005               10.65                       10.82                     90,120
2004               10.68                       10.65                     68,873
2003               10.71                       10.68                     96,892
2002               10.68                       10.71                     84,268
2001               10.40                       10.68                     70,727
2000*              10.10                       10.40                      4,853



*    Inception date of the subaccount was 6/7/00.



     DWS Variable Series II: DWS Dreman High Return Equity VIP (formerly SVS
              Dreman High Return Equity Portfolio) (Class A Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005               16.19                       17.28                     489,922
2004               14.36                       16.19                     467,234
2003               11.01                       14.36                     401,562
2002               13.59                       11.01                     362,498
2001               13.52                       13.59                     245,243
2000*              10.41                       13.52                      36,779



*    Inception date of the subaccount was 6/7/00.



         DWS Variable Series II: DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio) (Class A Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005               12.76                       12.94                     185,028
2004               12.44                       12.76                     213,494
2003               12.31                       12.44                     253,601
2002               11.52                       12.31                     217,364
2001               10.84                       11.52                     147,064
2000*              10.12                       10.84                      22,310



*    Inception date of the subaccount was 4/7/00.

                          NO OPTIONAL BENEFITS ELECTED
    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


       DWS Variable Series II: DWS High Income VIP (formerly Scudder High
                       Income Portfolio) (Class A Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005               12.47                       12.81                     184,554
2004               11.22                       12.47                     169,043
2003                9.11                       11.22                     121,917
2002                9.24                        9.11                      86,527
2001                9.11                        9.24                      39,479
2000*               9.77                        9.11                         555



*    Inception date of the subaccount was 6/7/00.



    DWS Variable Series II: DWS Small Cap Growth VIP (formerly Scudder Small
                     Cap Growth Portfolio) (Class A Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005                4.33                        4.58                     47,345
2004                3.94                        4.33                     49,225
2003                3.00                        3.94                     40,822
2002                4.56                        3.00                     38,860
2001                6.48                        4.56                     47,090
2000*               8.79                        6.48                     14,693



*    Inception date of the subaccount was 4/7/00.



     Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Growth
                        Portfolio (Service Class Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005                8.17                        8.54                     474,631
2004                8.00                        8.17                     473,634
2003                6.10                        8.00                     293,205
2002                8.84                        6.10                     217,954
2001*              10.15                        8.84                      84,293


*    Inception date of the subaccount was 5/1/01.


    Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Index 500
                        Portfolio (Service Class Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005                9.77                       10.12                     473,342
2004                8.95                        9.77                     428,902
2003                7.05                        8.95                     321,666
2002                9.19                        7.05                     208,283
2001*              10.13                        9.19                      76,484


*    Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
    (Total Variable Account Annual Expenses of 1.15% of the daily net assets of the subaccount)


       Fidelity Variable Insurance Products Fund ("VIP"): Fidelity VIP Mid
                      Cap Portfolio (Service Class Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005               15.57                       18.20                     119,455
2004               12.62                       15.57                      96,561
2003                9.22                       12.62                      65,624
2002               10.35                        9.22                      39,859
2001*              10.04                       10.35                      16,378



*    Inception date of the subaccount was 5/1/01.



  Franklin Templeton Variable Insurance Products Trust: Franklin Small-Mid Cap
                     Growth Securities Fund (Class 2 Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005                9.91                       10.27                     79,223
2004                8.99                        9.91                     72,524
2003                6.63                        8.99                     56,806
2002                9.40                        6.63                     38,928
2001*              10.11                        9.40                     17,151



*    Inception date of the subaccount was 5/1/01.



    Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap
                     Value Securities Fund (Class 2 Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005*              10.07                       11.37                     15,257



*    Inception date of the subaccount was 5/2/05.



   Franklin Templeton Variable Insurance Products Trust: Templeton Developing
                    Markets Securities Fund (Class 2 Shares)



                                                                 Number of accumulation
        Accumulation unit value at    Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005               11.61                       14.63                     75,890
2004                9.42                       11.61                     40,921
2003                6.23                        9.42                     10,556
2002                6.31                        6.23                      6,996
2001                6.94                        6.31                      5,238
2000*               8.31                        6.94                      2,550


*    Inception date of the subaccount was 8/4/00.

                          NO OPTIONAL BENEFITS ELECTED

             (Total Variable Account Annual Expenses of 1.15% of the
                       daily net assets of the subaccount)

  Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
                        Allocation Fund (Class 2 Shares)


        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               12.98                      13.29                     42,793
2004               11.35                      12.98                     29,955
2003                8.70                      11.35                     14,368
2002                9.20                       8.70                      4,745
2001*              10.08                       9.20                      4,949


*    Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund


        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005                8.85                       9.00                     387,089
2004                8.20                       8.85                     338,369
2003                6.70                       8.20                     242,109
2002                8.96                       6.70                     174,176
2001*              10.15                       8.96                      68,856


*    Inception date of the subaccount was 5/1/01.


   Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund**



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               15.87                      17.70                     237,447
2004               12.75                      15.87                     188,246
2003               10.04                      12.75                     136,454
2002               10.66                      10.04                     104,517
2001*              10.03                      10.66                      56,772


*    Inception date of the subaccount was 5/1/01.


** As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.



   Goldman Sachs Variable Insurance Trust: Goldman Sachs Structured Small Cap
      Equity Fund (formerly Goldman Sachs CORE(SM) Small Cap Equity Fund)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               14.31                      15.01                     11,253
2004               12.44                      14.31                     10,374
2003                8.62                      12.44                      4,301
2002               10.25                       8.62                        563
2001*              10.08                      10.25                         11


*    Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED

             (Total Variable Account Annual Expenses of 1.15% of the
                       daily net assets of the subaccount)

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               10.74                      11.43                     138,312
2004               10.03                      10.74                     151,279
2003                8.93                      10.03                     135,809
2002                9.67                       8.93                      53,722
2001*              10.07                       9.67                      16,363


*    Inception date of the subaccount was 5/1/01.


     Janus Aspen Series: Janus Aspen Forty Portfolio (Institutional Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               6.16                        6.87                     971,391
2004               5.27                        6.16                     997,315
2003               4.42                        5.27                     960,133
2002               5.31                        4.42                     899,533
2001               6.85                        5.31                     788,721
2000*              9.30                        6.85                     188,188


*    Inception date of the subaccount was 4/7/00.


    Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005                8.70                       9.64                     72,762
2004                7.31                       8.70                     66,619
2003                5.48                       7.31                     64,204
2002                7.72                       5.48                     64,300
2001*              10.01                       7.72                     35,998


*    Inception date of the subaccount was 5/1/01.


             PIMCO Variable Insurance Trust: PIMCO VIT Foreign Bond
                         Portfolio (U.S. Dollar-Hedged)



                          (Administrative Class Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               12.67                      13.17                     175,291
2004               12.14                      12.67                     148,368
2003               12.01                      12.14                     109,701
2002               11.23                      12.01                      74,980
2001               10.55                      11.23                      41,484
2000*              10.14                      10.55                       3,630


*    Inception date of the subaccount was 6/7/00.

                          NO OPTIONAL BENEFITS ELECTED

             (Total Variable Account Annual Expenses of 1.15% of the
                       daily net assets of the subaccount)


             PIMCO Variable Insurance Trust: PIMCO VIT Low Duration
                     Portfolio (Administrative Class Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               12.10                      12.09                     252,285
2004               12.02                      12.10                     228,817
2003               11.88                      12.02                     201,042
2002               11.23                      11.88                     162,980
2001               10.55                      11.23                     108,273
2000*               9.98                      10.55                      14,840


*    Inception date of the subaccount was 5/15/00.





            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               13.35                      14.51                     274,991
2004               11.36                      13.35                     189,327
2003                8.86                      11.36                      87,065
2002               10.26                       8.86                      37,430
2001*              10.05                      10.26                       9,279


*    Inception date of the subaccount was 5/1/01.























            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               13.29                      14.86                     102,557
2004               11.76                      13.29                      94,183
2003                9.34                      11.76                      53,771
2002               10.56                       9.34                      38,932
2001*              10.07                      10.56                      24,815


*    Inception date of the subaccount was 5/1/01.


          WM Variable Trust: WM Small Cap Growth Fund (Class 2 Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005                8.76                       8.48                     115,146
2004                8.48                       8.76                     104,782
2003                5.02                       8.48                      50,971
2002                9.63                       5.02                      41,904
2001*              10.17                       9.63                      16,243


*    Inception date of the subaccount was 5/1/01.

                          NO OPTIONAL BENEFITS ELECTED
                (Total Variable Account Annual Expenses of 1.15%
                   of the daily net assets of the subaccount)


          WM Variable Trust: WM West Coast Equity Fund (Class 2 Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005*                   10.05                       11.62                      2,658



*    Inception date of the subaccount was 5/2/05.


          WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    13.22                       13.82                    1,292,153
2004                    12.18                       13.22                    1,005,338
2003                    10.06                       12.18                      426,553
2002*                    9.84                       10.06                       69,138


*    Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    12.51                       12.91                     244,171
2004                    11.73                       12.51                     217,162
2003                    10.16                       11.73                      82,447
2002*                    9.90                       10.16                       3,339


*    Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    13.90                       14.66                     820,684
2004                    12.60                       13.90                     572,200
2003                     9.93                       12.60                     246,683
2002*                    9.75                        9.93                      41,555


*    Inception date of the subaccount was 9/3/02.

      WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    12.03                       12.26                     314,887
2004                    11.45                       12.03                     291,959
2003                    10.25                       11.45                      74,864
2002*                    9.97                       10.25                      20,733


*    Inception date of the subaccount was 9/3/02.

                         NO OPTIONAL BENEFITS ELECTED
                (Total Variable Account Annual Expenses of 1.15%
                   of the daily net assets of the subaccount)

      WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares)
                  (Strategic Asset Management (SAM) Portfolios)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    14.36                       15.26                     587,575
2004                    12.91                       14.36                     477,156
2003                     9.84                       12.91                     155,340
2002*                    9.68                        9.84                      13,017


*    Inception date of the subaccount was 9/3/02.


      BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT

                AND THE GUARANTEED RETIREMENT INCOME BENEFIT)(2)
                 (Total Variable Account Annual Charges of 1.65%
                   of the daily net assets of the subaccount)

      Calvert Variable Series, Inc.: CVS Social Small Cap Growth Portfolio


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    12.21                       10.91                       654
2004                    11.24                       12.21                       594
2003                     8.19                       11.24                       582
2002                    10.74                        8.19                       639
2001*                   10.14                       10.74                         0


*    Inception date of the subaccount was 5/1/01.

         Dreyfus Variable Investment Fund: Developing Leaders Portfolio
                             (Service Class Shares)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    10.82                       11.24                     33,594
2004                     9.90                       10.82                     33,321
2003                     7.66                        9.90                     33,561
2002                     9.66                        7.66                     25,483
2001*                   10.05                        9.66                     12,942


*    Inception date of the subaccount was 5/1/01.

            Dreyfus Variable Investment Fund: Quality Bond Portfolio
                             (Service Class Shares)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    11.25                       11.32                     37,085
2004                    11.10                       11.25                     33,679
2003                    10.77                       11.10                     33,330
2002                    10.18                       10.77                     28,351
2001*                   10.03                       10.18                     18,970


*    Inception date of the subaccount was 5/1/01.


-----------
(2) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force, a 0.25% Mortality and Expense Risk Charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

      BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT

                  AND THE GUARANTEED RETIREMENT INCOME BENEFIT)
                 (Total Variable Account Annual Charges of 1.65%
                   of the daily net assets of the subaccount)

               The Dreyfus Socially Responsible Growth Fund, Inc.
                             (Service Class Shares)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                     7.57                        7.70                       738
2004                     7.26                        7.57                       456
2003                     5.87                        7.26                       456
2002                     8.42                        5.87                       501
2001*                   10.16                        8.42                       209


*    Inception date of the subaccount was 5/1/01.


              DWS Variable Series I: DWS Bond VIP (formerly Scudder
                        Bond Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    12.69                       12.81                     36,370
2004                    12.24                       12.69                     39,974
2003                    11.84                       12.24                     43,635
2002                    11.18                       11.84                     41,188
2001                    10.75                       11.18                     32,002
2000*                    9.85                       10.75                      5,644



*    Inception date of the subaccount was 5/15/00.



              DWS Variable Series I: DWS Global Opportunities VIP
         (formerly Scudder Global Discovery Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    11.81                       13.73                     33,567
2004                     9.73                       11.81                     35,570
2003                     6.64                        9.73                     37,356
2002                     8.42                        6.64                     29,700
2001*                   10.03                        8.42                     13,562


*    Inception date of the subaccount was 5/1/01.


                DWS Variable Series I: DWS Growth and Income VIP
        (formerly Scudder Growth and Income Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                     8.36                        8.72                      83,318
2004                     7.71                        8.36                      87,252
2003                     6.19                        7.71                      98,630
2002                     8.18                        6.19                     112,399
2001                     9.38                        8.18                     115,225
2000*                    9.98                        9.38                      25,212



*    Inception date of the subaccount was 4/7/00.

      BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT

                  AND THE GUARANTEED RETIREMENT INCOME BENEFIT)
                 (Total Variable Account Annual Charges of 1.65%
                   of the daily net assets of the subaccount)


             DWS Variable Series I: DWS International VIP (formerly
               Scudder International Portfolio) (Class A Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005                6.18                        7.06                     126,530
2004                5.39                        6.18                     136,140
2003                4.29                        5.39                     143,978
2002                5.34                        4.29                     130,883
2001                7.86                        5.34                      82,656
2000*               9.72                        7.86                       8,381



*    Inception date of the subaccount was 4/7/00.



             DWS Variable Series I: (DWS) Money Market VIP (formerly
                Scudder Money Market Portfolio) (Class A Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               10.40                      10.51                       6,423
2004               10.48                      10.40                      10,448
2003               10.57                      10.48                      11,447
2002               10.58                      10.57                      11,324
2001               10.36                      10.58                       5,755
2000*              10.09                      10.36                         140



*    Inception date of the subaccount was 6/7/00.



            DWS Variable Series II: DWS Dreman High Return Equity VIP
               (formerly SVS Dreman High Return Equity Portfolio)
                                (Class A Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               15.82                       16.79                     136,871
2004               14.10                       15.82                     141,933
2003               10.86                       14.10                     150,595
2002               13.47                       10.86                     142,384
2001               13.47                       13.47                      97,718
2000*              10.41                       13.47                      13,715



*    Inception date of the subaccount was 4/7/00.



         DWS Variable Series II: DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio) (Class A Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               12.46                       12.58                     54,617
2004               12.21                       12.46                     59,759
2003               12.14                       12.21                     62,801
2002               11.42                       12.14                     71,151
2001               10.80                       11.42                     55,036
2000*              10.12                       10.80                      6,451



*    Inception date of the subaccount was 4/7/00.

      BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT

                  AND THE GUARANTEED RETIREMENT INCOME BENEFIT)
                 (Total Variable Account Annual Charges of 1.65%
                   of the daily net assets of the subaccount)


                   DWS Variable Series II: DWS High Income VIP
           (formerly Scudder High Income Portfolio) (Class A Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               12.18                       12.45                     34,858
2004               11.02                       12.18                     36,642
2003                8.98                       11.02                     38,135
2002                9.16                        8.98                     33,322
2001                9.07                        9.16                     16,013
2000*               9.76                        9.07                          0



*    Inception date of the subaccount was 6/7/00.



                DWS Variable Series II: DWS Small Cap Growth VIP
         (formerly Scudder Small Cap Growth Portfolio) (Class A Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005                4.23                        4.45                      6,808
2004                3.87                        4.23                      6,901
2003                2.96                        3.87                     17,566
2002                4.52                        2.96                     17,074
2001                6.46                        4.52                     17,054
2000*               8.79                        6.46                      8,376



*    Inception date of the subaccount was 4/7/00.



               Fidelity Variable Insurance Products Fund ("VIP"):
              Fidelity VIP Growth Portfolio (Service Class Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005                8.02                        8.34                     107,131
2004                7.90                        8.02                     105,218
2003                6.05                        7.90                     101,562
2002                8.81                        6.05                      85,554
2001*              10.15                        8.81                      36,718


*    Inception date of the subaccount was 5/1/01.


               Fidelity Variable Insurance Products Fund ("VIP"):
            Fidelity VIP Index 500 Portfolio (Service Class Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005                9.60                        9.89                     83,886
2004                8.83                        9.60                     86,597
2003                7.00                        8.83                     95,862
2002                9.16                        7.00                     82,224
2001*              10.13                        9.16                     32,483


*    Inception date of the subaccount was 5/1/01.

       BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT

                  AND THE GUARANTEED RETIREMENT INCOME BENEFIT)
                 (Total Variable Account Annual Charges of 1.65%
                   of the daily net assets of the subaccount)


               Fidelity Variable Insurance Products Fund ("VIP"):
             Fidelity VIP Mid Cap Portfolio (Service Class Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               15.29                       17.78                     21,341
2004               12.46                       15.29                     22,333
2003                9.14                       12.46                     19,403
2002               10.31                        9.14                     16,795
2001*              10.04                       10.31                      7,744


*    Inception date of the subaccount was 5/1/01.


              Franklin Templeton Variable Insurance Products Trust:
                 Franklin Small-Mid Cap Growth Securities Fund
                                (Class 2 Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005                9.73                       10.04                     22,938
2004                8.88                        9.73                     22,807
2003                6.57                        8.88                     22,840
2002                9.37                        6.57                     14,417
2001*              10.11                        9.37                      6,820



*    Inception date of the subaccount was 5/1/01.



              Franklin Templeton Variable Insurance Products Trust:
           Franklin Small Cap Value Securities Fund (Class 2 Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005*                   10.07                       11.33                        0



*    Inception date of the subaccount was 5/2/05.


              Franklin Templeton Variable Insurance Products Trust:
         Templeton Developing Markets Securities Fund (Class 2 Shares)


                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               11.34                       14.22                      2,655
2004                9.25                       11.34                        792
2003                6.14                        9.25                        484
2002                6.25                        6.14                        485
2001                6.92                        6.25                          0
2000*               8.30                        6.92                        494


*    Inception date of the subaccount was 8/4/00.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                      GUARANTEED RETIREMENT INCOME BENEFIT)

 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)


  Franklin Templeton Variable Insurance Products Trust: Templeton Global Asset
                                Allocation Fund


                                (Class 2 Shares)


        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               12.75                      12.99                      5,388
2004               11.20                      12.75                      4,083
2003                8.63                      11.20                      6,471
2002                9.17                       8.63                      4,702
2001*              10.08                       9.17                      3,811


*    Inception date of the subaccount was 5/1/01.

   Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund


        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005                8.69                       8.80                     93,182
2004                8.09                       8.69                     93,261
2003                6.65                       8.09                     92,132
2002                8.93                       6.65                     69,647
2001*              10.15                       8.93                     31,138


*    Inception date of the subaccount was 5/1/01.


   Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund**



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               15.58                      17.30                     52,156
2004               12.58                      15.58                     54,190
2003                9.96                      12.58                     56,938
2002               10.62                       9.96                     41,017
2001*              10.03                      10.62                     23,739


*    Inception date of the subaccount was 5/1/01.


** As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.



   Goldman Sachs Variable Insurance Trust: Goldman Sachs Structured Small Cap
      Equity Fund (formerly Goldman Sachs CORE(SM) Small Cap Equity Fund)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               14.05                      14.66                         0
2004               12.28                      14.05                         0
2003                8.55                      12.28                       101
2002               10.22                       8.55                         0
2001*              10.08                      10.22                         0


*    Inception date of the subaccount was 5/1/01.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                    GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               10.55                      11.17                      7,324
2004                9.90                      10.55                      8,327
2003                8.85                       9.90                      5,730
2002                9.64                       8.85                     27,292
2001*              10.07                       9.64                      4,888


*    Inception date of the subaccount was 5/1/01.


     Janus Aspen Series: Janus Aspen Forty Portfolio (Institutional Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               6.02                        6.68                     285,624
2004               5.17                        6.02                     306,591
2003               4.36                        5.17                     351,304
2002               5.26                        4.36                     329,944
2001               6.83                        5.26                     291,666
2000*              9.30                        6.83                      51,770


*    Inception date of the subaccount was 4/7/00.


   Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005                8.55                       9.42                     16,893
2004                7.21                       8.55                     17,721
2003                5.44                       7.21                     20,027
2002                7.69                       5.44                     20,764
2001*              10.01                       7.69                     15,554


*    Inception date of the subaccount was 5/1/01.


        PIMCO Variable Insurance Trust: PIMCO VIT Foreign Bond Portfolio
                              (U.S. Dollar-Hedged)
                         (Administrative Class Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               12.37                      12.80                     33,941
2004               11.92                      12.37                     35,243
2003               11.85                      11.92                     35,533
2002               11.13                      11.85                     27,243
2001               10.52                      11.13                     15,740
2000*              10.13                      10.52                        726


*    Inception date of the subaccount was 6/7/00.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE
                      GUARANTEED RETIREMENT INCOME BENEFIT)

(Total Variable Account Annual Expenses of 1.65% of the daily net assets of the subaccount)


        PIMCO Variable Insurance Trust: PIMCO VIT Low Duration Portfolio
                          (Administrative Class Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               11.82                      11.75                     58,223
2004               11.80                      11.82                     61,046
2003               11.72                      11.80                     60,313
2002               11.13                      11.72                     61,262
2001               10.51                      11.13                     42,174
2000*               9.97                      10.51                      4,101


*    Inception date of the subaccount was 5/15/00.





            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               13.11                      14.18                    28,375
2004               11.21                      13.11                    22,661
2003                8.79                      11.21                    16,114
2002               10.23                       8.79                    15,898
2001*              10.05                      10.23                    10,833


*    Inception date of the subaccount was 5/1/01.























            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005               13.05                      14.52                    18,379
2004               11.61                      13.05                    24,134
2003                9.26                      11.61                    24,291
2002               10.52                       9.26                    22,458
2001*              10.07                      10.52                     8,030


*    Inception date of the subaccount was 5/1/01.


          WM Variable Trust: WM Small Cap Growth Fund (Class 2 Shares)



        Accumulation unit value at                              Number of accumulation
           the beginning of the      Accumulation unit value   units outstanding at the
                  period              at the end of the year        end of the year
        --------------------------   -----------------------   ------------------------
2005                8.60                       8.29                    22,010
2004                8.37                       8.60                    28,235
2003                4.98                       8.37                    28,251
2002                9.59                       4.98                    33,573
2001*              10.17                       9.59                     7,441


*    Inception date of the subaccount was 5/1/01.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE

                     GUARANTEED RETIREMENT INCOME BENEFIT)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

          WM Variable Trust: WM West Coast Equity Fund (Class 2 Shares)

                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005*              10.05                       11.58                        0


*    Inception date of the subaccount was 5/2/05.


 WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares) (Strategic Asset
                          Management (SAM) Portfolios)

                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               13.07                       13.60                     116,617
2004               12.10                       13.07                     116,255
2003               10.04                       12.10                     116,744
2002*               9.84                       10.04                      22,513

*    Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)

                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               12.37                       12.70                     27,033
2004               11.66                       12.37                     23,845
2003               10.14                       11.66                     16,293
2002*               9.90                       10.14                     10,400

*    Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)

                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               13.74                       14.42                     135,356
2004               12.52                       13.74                     157,627
2003                9.91                       12.52                     139,327
2002*               9.75                        9.91                       8,342

*    Inception date of the subaccount was 9/3/02.

WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares) (Strategic
                       Asset Management (SAM) Portfolios)

                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               11.89                       12.06                     8,333
2004               11.38                       11.89                     7,736
2003               10.23                       11.38                     5,131
2002*               9.97                       10.23                     2,958

*    Inception date of the subaccount was 9/3/02.

  BOTH OPTIONAL BENEFITS ELECTED (THE GUARANTEED MINIMUM DEATH BENEFIT AND THE

                     GUARANTEED RETIREMENT INCOME BENEFIT)
 (Total Variable Account Annual Charges of 1.65% of the daily net assets of the subaccount)

WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares) (Strategic
                       Asset Management (SAM) Portfolios)

                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period   at the end of the year         end of the year
        ---------------------------   -----------------------   ------------------------
2005               14.20                       15.01                     67,193
2004               12.83                       14.20                     63,676
2003                9.82                       12.83                     66,868
2002*               9.68                        9.82                     12,346

*    Inception date of the subaccount was 9/3/02.

[OUTSIDE BACK COVER PAGE]

     The Statement of Additional Information ("SAI") dated May 1, 2006 contains additional information about the Contract and the variable account. The Table of Contents for the SAI appears near the end of this prospectus. The SAI has been filed with the SEC and is incorporated by reference into this prospectus.

     You can obtain the SAI (at no cost) by writing to the Service Center at the address shown on the front cover or by calling 1-877-376-8008.

     The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Contract. More information about us and the Contract (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

     Farmers Financial Solutions, LLC ("FFS") serves as the principal underwriter and distributor of the Contracts. You may obtain more information about FFS and its registered representatives at http://www.nasd.com or by calling 1-800-289-9999. You also can obtain an investor brochure from NASD, Inc. describing its Public Disclosure Program.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the
                            FARMERS VARIABLE ANNUITY

              Individual Flexible Premium Variable Annuity Contract

                                 Issued Through
                       FARMERS ANNUITY SEPARATE ACCOUNT A

                                   Offered by
                    FARMERS NEW WORLD LIFE INSURANCE COMPANY
                            3003 - 77th Avenue, S.E.
                         Mercer Island, Washington 98040
                                 (206) 232-8400

                                 SERVICE CENTER:
                                 P.O. Box 724208
                             Atlanta, Georgia 31139
                        Phone: 1-877-376-8008 (toll free)
                       8:00 a.m. to 6:00 p.m. Eastern Time


     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Farmers Variable Annuity, an individual flexible premium variable annuity contract, offered by Farmers New World Life Insurance Company. You may obtain a copy of the Prospectus for the Contract dated May 1, 2006 by calling 1-877-376-8008 or by writing to our SERVICE CENTER at P.O. Box 724208, Atlanta, Georgia 31139.


     This Statement incorporates terms used in the current Prospectus for each Contract.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR YOUR CONTRACT AND THE PORTFOLIOS.


     The date of this Statement of Additional Information is May 1, 2006.

TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
ADDITIONAL CONTRACT PROVISIONS...........................................      2
The Contract.............................................................      2
Incontestability.........................................................      2
Incorrect Age or Sex.....................................................      2
Nonparticipation.........................................................      2
Waiver of Surrender Charge Riders........................................      2
Tax Status of the Contracts..............................................      3

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE
   DATA..................................................................      3
Money Market Subaccount Yields...........................................      3
Other Subaccount Yields..................................................      5
Average Annual Total Returns for the Subaccounts.........................      5
Non-Standard Subaccount Total Returns....................................      6
Adjusted Historic Portfolio Performance Data.............................      6
Effect of the Records Maintenance Charge on Performance Data.............      6

HISTORIC PERFORMANCE DATA................................................      7
General Limitations......................................................      7
Tables of Subaccount Performance Figures.................................      7
Time Periods Before The Date The Variable Account Commenced Operations...     15
Tables Of Adjusted Historic Total Return Quotations......................     15

NET INVESTMENT FACTOR....................................................     25

CONDENSED FINANCIAL INFORMATION..........................................     26

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS........................     35

RESOLVING MATERIAL CONFLICTS.............................................     35

VOTING RIGHTS............................................................     36

THIRD PARTY ADMINISTRATION AGREEMENT.....................................     36

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS...................................     36

DISTRIBUTION OF THE CONTRACTS............................................     36

LEGAL MATTERS............................................................     37

EXPERTS..................................................................     37

OTHER INFORMATION........................................................     37

FINANCIAL STATEMENTS.....................................................     38

INDEX TO FINANCIAL STATEMENTS............................................    F-1

ADDITIONAL CONTRACT PROVISIONS

                                  THE CONTRACT

     The entire contract consists of the Contract, the signed application attached at issue, any attached amendments and supplements to the application, and any attached riders and endorsements. In the absence of fraud, we consider all statements in the application to be representations and not warranties. We will not use any statement to contest a claim unless that statement is in an attached application or in an amendment or supplement to the application attached to the Contract.

     Any change in the Contract or waiver of its provisions must be in writing and signed by one of our officers. No other person - no agent or registered representative - has authority to change or waive any provision of the Contract.

     Upon notice to you, we may modify the Contract if necessary to:

     - permit the Contract or the variable account to comply with any applicable law or regulation that a governmental agency issues;

     - assure continued qualification of the Contract under the Tax Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     - effect a change in the operation of the variable account or to provide additional investment options.

     In the event of such modifications, we will make the appropriate endorsement to the Contract.

                                INCONTESTABILITY

     We will not contest the Contract after the issue date.

                              INCORRECT AGE OR SEX

     We may require proof of age, sex, and right to payments before making any life annuity payments. If the age or sex (if applicable) of the annuitant has been stated incorrectly, then we will determine the annuity start date and the amount of the annuity payments by using the correct age and sex. After the annuity start date, any adjustment for underpayment will be paid immediately. Any adjustment for overpayment will be deducted from future payments. We will make adjustments for overpayments or underpayments with interest at the rate then in use to determine the rate of payments.

                                NONPARTICIPATION

     The Contract does not participate in our surplus earnings or profits. We will not pay dividends on the Contract.

                        WAIVER OF SURRENDER CHARGE RIDERS

     If available in the state where the Contract is issued, your Contract will include riders that will waive surrender charges on a single withdrawal if:

     - the annuitant is under age 75 at the time of withdrawal, the annuitant is confined in a hospital or skilled nursing facility continuously for at least 90 days and remains confined at the time of the surrender request, and the annuitant was not confined to a hospital or nursing facility within 6 months of the issue date.

     - the annuitant is diagnosed with a terminal illness after the Contract is issued and is expected to live for 12 months or less, the withdrawal is $250,000 or less, and the withdrawal occurs no sooner than one year after the rider is issued.

     There is no additional charge for the issuance of these waiver of surrender charge riders. These riders may not be available in all states.

                           TAX STATUS OF THE CONTRACTS

     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     DIVERSIFICATION REQUIREMENTS. The Tax Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying portfolio assets of the variable account may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is limited published guidance in this area and it does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the underlying assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying portfolio assets of the variable account.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Tax Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of a holder of the Contract. Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any owner dies prior to the annuity start date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

CALCULATION OF SUBACCOUNT AND ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

     We may advertise and disclose historic performance data for the subaccounts, including yields, standard annual total returns, and nonstandard measures of performance of the subaccounts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the SEC defined standards.

                         MONEY MARKET SUBACCOUNT YIELDS

     Advertisements and sales literature may quote the current annualized yield of the Money Market subaccount for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio.

     We compute this current annualized yield by determining the net change (not including any realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) at the end of the seven-day period in the value of a hypothetical subaccount under a Contract having a balance of one unit of the Money Market subaccount at the beginning of the period. We divide that net change in subaccount value by the value of the hypothetical subaccount at the beginning of the period to determine the base period return. Then we annualize this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Money Market portfolio in which the hypothetical subaccount invests; and (ii) charges and deductions imposed under the Contract that are attributable to the hypothetical subaccount.

     These charges and deductions include the per unit charges for the records maintenance charge, the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) and the asset-based administration charge. For purposes of calculating current yields for a Contract, we use an average per unit records maintenance charge based on the $30 records maintenance charge.

     We calculate the current yield by the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

        NCS = the net change in the value of the Money Market Portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

        ES = per unit charges deducted from the hypothetical subaccount for the seven-day period.

        UV  = the unit value for the first day of the seven-day period.


     The current yield for the 7-day period ended December 31, 2005 for the Money Market subaccount was 1.9538%.


     We may also disclose the effective yield of the Money Market subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     Effective Yield = (1 + ((NCS-ES)/UV))(365/7) - 1

     Where:

        NCS = the net change in the value of the Money Market portfolio (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the seven-day period attributable to a hypothetical subaccount having a balance of one subaccount unit.

        ES = per unit charges deducted from the hypothetical subaccount for the seven-day period.

        UV  = the unit value for the first day of the seven-day period.

     The Money Market subaccount yield is lower than the Money Market portfolio's yield because of the charges and deductions that the Contract imposes.

     The current and effective yields on amounts held in the Money Market subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of securities held by the Money Market Portfolio and that Portfolio's operating expenses. We may also present yields on amounts held in the Money Market subaccount for periods other than a seven-day period.

     Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

                             OTHER SUBACCOUNT YIELDS

     Sales literature or advertisements may quote the current annualized yield of one or more of the subaccounts (except the Money Market subaccount) under the Contract for 30-day or one-month periods. The annualized yield of a subaccount refers to income that the subaccount generates during a 30-day or one-month period and is assumed to be generated during each period over a 12-month period.

     We compute the annualized 30-day yield by:

     1. dividing the net investment income of the portfolio attributable to the subaccount units, less subaccount expenses attributable to the Contract for the period, by the maximum offering price per unit on the last day of the period;

     2. multiplying the result by the daily average number of units outstanding for the period;

     3.   compounding that yield for a 6-month period; and

     4.   multiplying the result by 2.

     Expenses of the subaccount include the records maintenance charge, the asset-based administration charge and the mortality and expense risk charge for the standard death benefit (and the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit). The yield calculation assumes that we deduct the records maintenance charge at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, we divide an average records maintenance charge collected by the average Contract Value in the subaccount to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. We calculate the 30-day or one-month yield by the following formula:

     Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

     Where:

        NI = net income of the portfolio for the 30-day or one-month period attributable to the subaccount's units.

        ES = charges deducted from the subaccount for the 30-day or one-month period.

        U   = the average number of units outstanding.

        UV = the unit value at the close of the last day in the 30-day or one-month period.

     The yield for the subaccount is lower than the yield for the corresponding portfolio because of the charges and deductions that the Contract imposes.

     The yield on the amounts held in the subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The types and quality of securities that a portfolio holds and its operating expenses affect the corresponding subaccount's actual yield.

     Yield calculations do not take into account the Surrender Charge that we assess on certain withdrawals of Contract Value.

                AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS

     Sales literature or advertisements may quote average annual total returns for one or more of the subaccounts for various periods of time. If we advertise total return for the Money Market subaccount, then those advertisements and sales literature will include a statement that yield more closely reflects current earnings than total return.

     When a subaccount has been in operation for 1, 5, and 10 years, respectively, we will provide the average annual total return for these periods. We may also disclose average annual total returns for other periods of time.

     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. Each period's ending date for which we provide total return quotations will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

     We calculate the standard average annual total returns using subaccount unit values that we calculate on each business day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge for the standard death benefit (and in some cases, the mortality and expense risk charge for the Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit), the asset-based administration charge and the records maintenance charge. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

     We calculate the standard total return by the following formula:

        TR = ((ERV/P)(1/N)) - 1

     Where:

        TR = the average annual total return net of subaccount recurring charges.

        ERV = the ending redeemable value (minus any applicable Surrender Charge and records maintenance charge) of the hypothetical subaccount at the end of the period.

        P   = a hypothetical initial payment of $1,000.

        N   = the number of years in the period.

                      NON-STANDARD SUBACCOUNT TOTAL RETURNS

     Sales literature or advertisements may quote average annual total returns for the subaccounts that do not reflect any Surrender Charges. We calculate such nonstandard total returns in exactly the same way as the average annual total returns described above, except that we replace the ending redeemable value of the hypothetical subaccount for the period with an ending value for the period that does not take into account any Surrender Charges.

     We may disclose cumulative total returns in conjunction with the standard formats described above. We calculate the cumulative total returns using the following formula:

        CTR = (ERV/P) - 1

     Where:

        CTR = the cumulative total return net of subaccount recurring charges for the period.

        ERV = the ending redeemable value of the hypothetical investment at the end of the period.

        P   = a hypothetical single payment of $1,000.

                  ADJUSTED HISTORIC PORTFOLIO PERFORMANCE DATA

     Sales literature or advertisements may quote adjusted yields and total returns for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic portfolio performance may include data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

     We will disclose nonstandard performance data only if we disclose the standard performance data for the required periods.

          EFFECT OF THE RECORDS MAINTENANCE CHARGE ON PERFORMANCE DATA

     The Contract provides for the deduction of a $30.00 records maintenance charge at the end of each Contract year from the fixed account and the subaccounts. We will waive this charge if your Contract Value is $50,000 or more on the date the charge is assessed. We deduct the charge from each account based on the proportion that the value of each such account bears to the total Contract Value. The calculation reflects the deduction of the records maintenance charge by assuming a uniform reduction in the yield or total return which is determined by calculating the average impact of the records maintenance charge on in-force contracts.

HISTORIC PERFORMANCE DATA

                               GENERAL LIMITATIONS

     The funds have provided the portfolios' performance data. We derive the subaccount performance data from the data that the funds provide. In preparing the tables below, we relied on the funds' data. While we have no reason to doubt the accuracy of the figures provided by the funds, we have not verified those figures.

                    TABLES OF SUBACCOUNT PERFORMANCE FIGURES


     The tables below set out the adjusted historic total returns for the subaccounts for various periods as of December 31, 2005. The following charts show the historical performance data for the subaccounts since each subaccount started operations. THESE FIGURES ARE NOT AN INDICATION OF FUTURE PERFORMANCE OF THE SUBACCOUNTS. Some of the figures reflect the voluntary waiver of advisory fees and reimbursement of other expenses for part or all of the periods indicated.


                                     TABLE 1


           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                            10      Life of
                                                            Subaccount   1 Year   5 Year   Year   Subaccount
SUBACCOUNT                                                  Start Date     (%)      (%)     (%)       (%)
----------                                                  ----------   ------   ------   ----   ----------
CALVERT VARIABLE SERIES, INC
   CVS Social Small Cap Growth Portfolio                       5/1/01    -15.56      N/A    N/A       1.21

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                5/1/01     -1.86      N/A    N/A       2.06
   Quality Bond Portfolio                                      5/1/01     -4.93      N/A    N/A       2.28

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE        5/1/01     -3.91      N/A    N/A      -6.13
CLASS SHARES)

DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE
   SERIES I) (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)             5/15/00     -4.61     3.31    N/A       4.77
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                     5/1/01     10.23      N/A    N/A       6.75
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                        4/7/00     -1.38    -1.74    N/A      -2.39
   DWS International VIP (formerly Scudder International
      Portfolio)                                               4/7/00      8.23    -2.41    N/A      -5.49
   (DWS) Money Market VIP3 (formerly Scudder Money Market
      Portfolio)                                               6/7/00     -4.49    -0.01    N/A       0.66

                                     TABLE 1


           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)
                         AVERAGE ANNUAL TOTAL RETURN(2)


                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                            10      Life of
                                                            Subaccount   1 Year   5 Year   Year   Subaccount
SUBACCOUNT                                                  Start Date     (%)      (%)     (%)       (%)
----------                                                  ----------   ------   ------   ----   ----------
DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE
   SERIES II) (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman
      High Return Equity Portfolio)                            4/7/00      0.34     4.29    N/A       8.79
   DWS Government & Agency Securities VIP (formerly
      Scudder Government & Agency Securities Portfolio)        4/7/00     -4.63     2.82    N/A       3.85
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                               6/7/00     -3.41     6.36    N/A       4.46
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                        4/7/00     -0.45    -7.46    N/A     -11.26

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
   (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                               5/1/01     -1.75      N/A    N/A      -4.47
   Fidelity VIP Index 500 Portfolio                            5/1/01     -2.64      N/A    N/A      -0.88
   Fidelity VIP Mid Cap Portfolio                              5/1/01     10.24      N/A    N/A      12.97

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund               5/1/01     -2.57      N/A    N/A      -0.52
   Franklin Small Cap Value Securities Fund                    5/1/05       N/A      N/A    N/A      10.79
   Templeton Developing Markets Securities Fund                8/4/00     19.36    15.55    N/A      10.58
   Templeton Global Asset Allocation Fund                      5/1/01     -3.72      N/A    N/A       5.33

GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                           5/1/01     -4.29      N/A    N/A      -3.37
   Goldman Sachs Mid Cap Value Fund(4)                         5/1/01      4.93      N/A    N/A      12.31
   Goldman Sachs Structured Small Cap Equity Fund
      (formerly Goldman Sachs CORE(SM) Small Cap
      Equity Fund)                                             5/1/01     -1.38      N/A    N/A       8.20

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)             5/1/01      0.10      N/A    N/A       1.89
   Janus Aspen Forty Portfolio (Institutional Shares)          4/7/00      4.95    -0.74    N/A      -5.68
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)       5/1/01      4.16      N/A    N/A      -1.66

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS
   SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)       6/7/00     -2.24     3.77    N/A       4.28
   PIMCO VIT Low Duration Portfolio                           5/15/00     -6.09     1.95    N/A       2.91

WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund                                       5/1/01      2.25      N/A    N/A       7.47
   WM Mid Cap Stock Fund                                       5/1/01      5.21      N/A    N/A       7.98
   WM Small Cap Growth Fund                                    5/1/01     -8.93      N/A    N/A      -4.64
   WM West Coast Equity Fund                                   5/1/05       N/A      N/A    N/A       9.59

WM VARIABLE TRUST (CLASS 2 SHARES)

STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                   9/3/02     -1.70      N/A    N/A       9.50

                                     TABLE 1


           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                            10      Life of
                                                            Subaccount   1 Year   5 Year   Year   Subaccount
SUBACCOUNT                                                  Start Date     (%)      (%)     (%)       (%)
----------                                                  ----------   ------   ------   ----   ----------
   WM SAM Conservative Balanced Portfolio                      9/3/02     -2.97      N/A    N/A       7.00
   WM SAM Conservative Growth Portfolio                        9/3/02     -0.79      N/A    N/A      11.86
   WM SAM Flexible Income Portfolio                            9/3/02     -4.15      N/A    N/A       5.05
   WM SAM Strategic Growth Portfolio                           9/3/02     -0.08      N/A    N/A      13.51


           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                               INCOME BENEFIT (5)
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)



                                                                                            10      Life of
                                                            Subaccount   1 Year   5 Year   Year   Subaccount
SUBACCOUNT                                                  Start Date     (%)      (%)     (%)       (%)
----------                                                  ----------   ------   ------   ----   ----------
CALVERT VARIABLE SERIES, INC
   CVS Social Small Cap Growth Portfolio                       5/1/01    -15.77      N/A    N/A       0.96

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                5/1/01     -2.10      N/A    N/A       1.80
   Quality Bond Portfolio                                      5/1/01     -5.16      N/A    N/A       2.02

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                  5/1/01     -4.15      N/A    N/A      -6.36

DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I) (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)             5/15/00     -4.84     3.05    N/A       4.51
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                     5/1/01      9.94      N/A    N/A       6.48
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                        4/7/00     -1.63    -1.99    N/A      -2.63
   DWS International VIP (formerly Scudder International
      Portfolio)                                               4/7/00      7.95    -2.65    N/A      -5.72
   (DWS) Money Market VIP3 (formerly Scudder Money Market
      Portfolio)                                               6/7/00     -4.72    -0.26    N/A       0.41

DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II) (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman
      High Return Equity Portfolio)                            4/7/00      0.09     4.02    N/A       8.52
   DWS Government & Agency Securities VIP (formerly
      Scudder Government & Agency Securities Portfolio)        4/7/00     -4.87     2.56    N/A       3.59
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                               6/7/00     -3.65     6.09    N/A       4.19
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                        4/7/00     -0.70    -7.69    N/A     -11.48

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                               5/1/01     -1.99      N/A    N/A      -4.71
   Fidelity VIP Index 500 Portfolio                            5/1/01     -2.88      N/A    N/A      -1.13
   Fidelity VIP Mid Cap Portfolio                              5/1/01      9.96      N/A    N/A      12.68

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund               5/1/01     -2.81      N/A    N/A      -0.77
   Franklin Small Cap Value Securities Fund                    5/1/05       N/A      N/A    N/A      10.59
   Templeton Developing Markets Securities Fund                8/4/00     19.05    15.26    N/A      10.30
   Templeton Global Asset Allocation Fund                      5/1/01     -3.96      N/A    N/A       5.06

GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                           5/1/01     -4.53      N/A    N/A      -3.60
   Goldman Sachs Mid Cap Value Fund (4)                        5/1/01      4.65      N/A    N/A      12.03

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                 WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR
                     GUARANTEED RETIREMENT INCOME BENEFIT(5)


                (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                                                          Life of
                                                               Subaccount   1 Year   5 Year   10 Year   Subaccount
SUBACCOUNT                                                     Start Date     (%)      (%)      (%)         (%)
----------                                                     ----------   ------   ------   -------   ----------
   Goldman Sachs Structured Small Cap Equity Fund (formerly
      Goldman Sachs CORE(SM) Small Cap Equity Fund)              5/1/01         63      N/A     N/A         7.92

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)               5/1/01      -0.15      N/A     N/A         1.63
   Janus Aspen Forty Portfolio (Institutional Shares)            4/7/00       4.67    -0.99     N/A        -5.91
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)         5/1/01       3.91      N/A     N/A        -1.90

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)         6/7/00      -2.48     3.51     N/A         4.02
   PIMCO VIT Low Duration Portfolio                             5/15/00      -6.32     1.69     N/A         2.65

WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund                                         5/1/01       2.00      N/A     N/A         7.19
   WM Mid Cap Stock Fund                                         5/1/01       4.94      N/A     N/A         7.70
   WM Small Cap Growth Fund                                      5/1/01      -9.16      N/A     N/A        -4.87
   WM West Coast Equity Fund                                     5/1/05        N/A      N/A     N/A         9.39

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                     9/3/02      -1.95      N/A     N/A         9.22
   WM SAM Conservative Balanced Portfolio                        9/3/02      -3.21      N/A     N/A         6.73
   WM SAM Conservative Growth Portfolio                          9/3/02      -1.03      N/A     N/A        11.58
   WM SAM Flexible Income Portfolio                              9/3/02      -4.39      N/A     N/A         4.78
   WM SAM Strategic Growth Portfolio                             9/3/02      -0.32      N/A     N/A        13.22



           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                 WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND
                     GUARANTEED RETIREMENT INCOME BENEFIT(5)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                                          Life of
                                                               Subaccount   1 Year   5 Year   10 Year   Subaccount
SUBACCOUNT                                                     Start Date     (%)      (%)      (%)         (%)
----------                                                     ----------   ------   ------   -------   ----------
CALVERT VARIABLE SERIES, INC.
   CVS Social Small Cap Growth Portfolio                          5/1/01    -15.97      N/A     N/A         0.72

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                   5/1/01     -2.34      N/A     N/A         1.54
   Quality Bond Portfolio                                         5/1/01     -5.39      N/A     N/A         1.76

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
CLASS SHARES)                                                     5/1/01     -4.38      N/A     N/A        -6.59

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                 WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND
                     GUARANTEED RETIREMENT INCOME BENEFIT(5)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                                          Life of
                                                               Subaccount   1 Year   5 Year   10 Year   Subaccount
SUBACCOUNT                                                     Start Date     (%)      (%)      (%)         (%)
----------                                                     ----------   ------   ------   -------   ----------
DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I)
   (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)                5/15/00     -5.08     2.79     N/A         4.24
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                        5/1/01      9.65      N/A     N/A         6.21
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                           4/7/00     -1.87    -2.23     N/A        -2.87
   DWS International VIP (formerly Scudder International
      Portfolio)                                                  4/7/00      7.67    -2.89     N/A        -5.96
   (DWS) Money Market VIP3 (formerly Scudder Money Market
      Portfolio)                                                  6/7/00     -4.96    -0.50     N/A         0.16

DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II)
   (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman
      High Return Equity Portfolio)                               4/7/00     -0.16     3.76     N/A         8.24
   DWS Government & Agency Securities VIP (formerly Scudder
      Government & Agency Securities Portfolio)                   4/7/00     -5.10     2.30     N/A         3.33
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                                  6/7/00     -3.89     5.82     N/A         3.93
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                           4/7/00     -0.94    -7.92     N/A       -11.70

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
   (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                  5/1/01     -2.23      N/A     N/A        -4.94
   Fidelity VIP Index 500 Portfolio                               5/1/01     -3.12      N/A     N/A        -1.37
   Fidelity VIP Mid Cap Portfolio                                 5/1/01      9.67      N/A     N/A        12.40

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund                  5/1/01     -3.05      N/A     N/A        -1.01
   Franklin Small Cap Value Securities Fund                       5/1/05       N/A      N/A     N/A        10.40
   Templeton Developing Markets Securities Fund                   8/4/00     18.74    14.97     N/A        10.02
   Templeton Global Asset Allocation Fund                         5/1/01     -4.19      N/A     N/A         4.79

GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                              5/1/01     -4.76      N/A     N/A        -3.84
   Goldman Sachs Mid Cap Value Fund(4)                            5/1/01      4.39      N/A     N/A        11.74
   Goldman Sachs Structured Small Cap Equity Fund (formerly
      Goldman Sachs CORESM Small Cap Equity Fund)                 5/1/01     -1.87      N/A     N/A         7.65

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                5/1/01     -0.39      N/A     N/A         1.38
   Janus Aspen Forty Portfolio (Institutional Shares)             4/7/00      4.41    -1.23     N/A        -6.14
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)          5/1/01      3.65      N/A     N/A        -2.15

           STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                 WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND
                     GUARANTEED RETIREMENT INCOME BENEFIT(5)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                                          Life of
                                                               Subaccount   1 Year   5 Year   10 Year   Subaccount
SUBACCOUNT                                                     Start Date     (%)      (%)      (%)         (%)
----------                                                     ----------   ------   ------   -------   ----------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          6/7/00     -2.72     3.24     N/A         3.76
   PIMCO VIT Low Duration Portfolio                              5/15/00     -6.55     1.43     N/A         2.39

WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund                                          5/1/01      1.75      N/A     N/A         6.92
   WM Mid Cap Stock Fund                                          5/1/01      4.66      N/A     N/A         7.43
   WM Small Cap Growth Fund                                       5/1/01     -9.38      N/A     N/A        -5.11
   WM West Coast Equity Fund                                      5/1/05       N/A      N/A     N/A         9.20

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                      9/3/02     -2.19      N/A     N/A         8.95
   WM SAM Conservative Balanced Portfolio                         9/3/02     -3.44      N/A     N/A         6.46
   WM SAM Conservative Growth Portfolio                           9/3/02     -1.28      N/A     N/A        11.29
   WM SAM Flexible Income Portfolio                               9/3/02     -4.62      N/A     N/A         4.52
   WM SAM Strategic Growth Portfolio                              9/3/02     -0.57      N/A     N/A        12.93



----------
(1) Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results;
     (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0787% based on an average account value of $38,121 on 12/31/2005. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.


(3) An investment in the (DWS) Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the
     (DWS) Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the (DWS) Money Market VIP than its total return.



(4) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.



(5) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.

                                     TABLE 2


        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                               10      Life of
                                                               Subaccount   1 Year   5 Year   Year   Subaccount
SUBACCOUNT                                                     Start Date     (%)      (%)     (%)      (%)
----------                                                     ----------   ------   ------   ----   ----------
CALVERT VARIABLE SERIES, INC
   CVS Social Small Cap Growth Portfolio                          5/1/01    -10.28      N/A    N/A       1.98
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                   5/1/01      4.28      N/A    N/A       2.81
   Quality Bond Portfolio                                         5/1/01      1.02      N/A    N/A       3.03
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
   (SERVICE CLASS SHARES)                                         5/1/01      2.10      N/A    N/A      -5.42
DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I)
   (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)                5/15/00      1.36     3.98    N/A       5.18
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                        5/1/01     16.77      N/A    N/A       7.39
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                           4/7/00      4.79    -1.05    N/A      -1.94
   DWS International VIP (formerly Scudder International
      Portfolio)                                                  4/7/00     14.77    -1.72    N/A      -5.05
   (DWS) Money Market VIP(3) (formerly Scudder Money Market
      Portfolio)                                                  6/7/00      1.49     0.70    N/A       1.14
DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II)
   (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman
      High Return Equity Portfolio)                               4/7/00      6.61     4.93    N/A       9.13
   DWS Government & Agency Securities VIP (formerly Scudder
      Government & Agency Securities Portfolio)                   4/7/00      1.33     3.50    N/A       4.28
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                                  6/7/00      2.63     6.96    N/A       4.88
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                           4/7/00      5.78    -6.81    N/A     -10.85
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
   (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                  5/1/01      4.40      N/A    N/A      -3.75
   Fidelity VIP Index 500 Portfolio                               5/1/01      3.45      N/A    N/A      -0.13
   Fidelity VIP Mid Cap Portfolio                                 5/1/01     16.79      N/A    N/A      13.49
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund                  5/1/01      3.52      N/A    N/A       0.23
   Franklin Small Cap Value Securities Fund                       5/1/05       N/A      N/A    N/A      17.33
   Templeton Developing Markets Securities Fund                   8/4/00     25.90    15.97    N/A      10.92
   Templeton Global Asset Allocation Fund                         5/1/01      2.30      N/A    N/A       6.00
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                              5/1/01      1.70      N/A    N/A      -2.63
   Goldman Sachs Mid Cap Value Fund (4)                           5/1/01     11.47      N/A    N/A      12.84
   Goldman Sachs Structured Small Cap Equity Fund (formerly
      Goldman Sachs CORE(SM) Small Cap Equity Fund)               5/1/01      4.79      N/A    N/A       8.81
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                5/1/01      6.36      N/A    N/A       2.65
   Janus Aspen Forty Portfolio (Institutional Shares)             4/7/00     11.49    -0.04    N/A      -5.24
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)          5/1/01     10.68      N/A    N/A      -0.92
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          6/7/00      3.87     4.43    N/A       4.71
   PIMCO VIT Low Duration Portfolio                              5/15/00     -0.21     0.49    N/A       3.36

                                     TABLE 2


        NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                               10      Life of
                                                               Subaccount   1 Year   5 Year   Year   Subaccount
SUBACCOUNT                                                     Start Date     (%)      (%)     (%)      (%)
----------                                                     ----------   ------   ------   ----   ----------
WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund                                          5/1/01      8.65      N/A    N/A       8.09
   WM Mid Cap Stock Fund                                          5/1/01     11.75      N/A    N/A       8.59
   WM Small Cap Growth Fund                                       5/1/01     -3.24      N/A    N/A      -3.91
   WM West Coast Equity Fund                                      5/1/05       N/A      N/A    N/A      16.31
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                      9/3/02      4.44      N/A    N/A      10.65
   WM SAM Conservative Balanced Portfolio                         9/3/02      3.10      N/A    N/A       8.21
   WM SAM Conservative Growth Portfolio                           9/3/02      5.42      N/A    N/A      12.95
   WM SAM Flexible Income Portfolio                               9/3/02      1.85      N/A    N/A       6.31
   WM SAM Strategic Growth Portfolio                              9/3/02      6.17      N/A    N/A      14.56



         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                          RETIREMENT INCOME BENEFIT(5)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                                                  10      Life of
                                                                  Subaccount   1 Year   5 Year   Year   Subaccount
SUBACCOUNT                                                        Start Date     (%)      (%)     (%)      (%)
----------                                                        ----------   ------   ------   ----   ----------
CALVERT VARIABLE SERIES, INC
   CVS Social Small Cap Growth Portfolio                             5/1/01    -10.50      N/A    N/A       1.73
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                      5/1/01      4.02      N/A    N/A       2.56
   Quality Bond Portfolio                                            5/1/01      0.77      N/A    N/A       2.78
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC
   (SERVICE CLASS SHARES)                                            5/1/01      1.85      N/A    N/A      -5.65
DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I)
   (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)                   5/15/00      1.11     3.72    N/A       4.93
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                           5/1/01     16.48     4.03    N/A       7.12
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                              4/7/00      4.53    -1.29    N/A      -2.18
   DWS International VIP (formerly Scudder International
      Portfolio)                                                     4/7/00     14.49    -1.96    N/A      -5.29
   (DWS) Money Market VIP3 (formerly Scudder Money Market
      Portfolio)                                                     6/7/00      1.24     0.45    N/A       0.89
DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II)
   (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman
      High Return Equity Portfolio)                                  4/7/00      6.35     4.67    N/A       8.86

         NON-STANDARD SUBACCOUNT TOTAL RETURN AS OF DECEMBER 31, 2005(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                          RETIREMENT INCOME BENEFIT(5)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                                                  10      Life of
                                                                  Subaccount   1 Year   5 Year   Year   Subaccount
SUBACCOUNT                                                        Start Date     (%)      (%)     (%)      (%)
----------                                                        ----------   ------   ------   ----   ----------
   DWS Government & Agency Securities VIP (formerly Scudder
      Government & Agency Securities Portfolio)                      4/7/00      1.08     3.25    N/A       4.02
   DWS High Income VIP (formerly Scudder High Income Portfolio)      6/7/00      2.38     6.69    N/A       4.62
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                              4/7/00      5.52    -7.04    N/A     -11.07
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
   (SERVICE CLASS SHARES)
   Fidelity VIP Growth Portfolio                                     5/1/01      4.14      N/A    N/A      -3.99
   Fidelity VIP Index 500 Portfolio                                  5/1/01      3.19      N/A    N/A      -0.38
   Fidelity VIP Mid Cap Portfolio                                    5/1/01     16.50      N/A    N/A      13.21
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund                     5/1/01      3.27      N/A    N/A      -0.02
   Franklin Small Cap Value Securities Fund                          5/1/05       N/A      N/A    N/A      17.14
   Templeton Developing Markets Securities Fund                      8/4/00     25.59    15.69    N/A      10.65
   Templeton Global Asset Allocation Fund                            5/1/01      2.05      N/A    N/A       5.74
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                                 5/1/01      1.45      N/A    N/A      -2.87
   Goldman Sachs Mid Cap Value Fund(4)                               5/1/01     11.19      N/A    N/A      12.56
   Goldman Sachs Structured Small Cap Equity Fund (formerly
      Goldman Sachs CORE(SM) Small Cap Equity Fund)                  5/1/01      4.53      N/A    N/A       8.54
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                   5/1/01      6.10      N/A    N/A       2.40
   Janus Aspen Forty Portfolio (Institutional Shares)                4/7/00     11.22    -0.29    N/A      -5.47
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)             5/1/01     10.41      N/A    N/A      -1.16
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)             6/7/00      3.62     4.17    N/A       4.45
   PIMCO VIT Low Duration Portfolio                                 5/15/00     -0.46     2.40    N/A       3.10
WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund                                             5/1/01      8.38      N/A    N/A       7.82
   WM Mid Cap Stock Fund                                             5/1/01     11.48      N/A    N/A       8.32
   WM Small Cap Growth Fund                                          5/1/01     -3.47      N/A    N/A      -4.15
   WM West Coast Equity Fund                                         5/1/05       N/A      N/A    N/A      15.94
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                         9/3/02      4.19      N/A    N/A      10.38
   WM SAM Conservative Balanced Portfolio                            9/3/02      2.85      N/A    N/A       7.94
   WM SAM Conservative Growth Portfolio                              9/3/02      5.16      N/A    N/A      12.67
   WM SAM Flexible Income Portfolio                                  9/3/02      1.60      N/A    N/A       6.05
   WM SAM Strategic Growth Portfolio                                 9/3/02      5.91      N/A    N/A      14.28

        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2005(1)
   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                   BENEFIT(5)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                               10      Life of
                                                               Subaccount   1 Year   5 Year   Year   Subaccount
SUBACCOUNT                                                     Start Date     (%)      (%)     (%)       (%)
----------                                                     ----------   ------   ------   ----   ----------
CALVERT VARIABLE SERIES, INC
   CVS Social Small Cap Growth Portfolio                          5/1/01    -10.72     N/A     N/A       1.48
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)
   Developing Leaders Portfolio                                   5/1/01      3.77     N/A     N/A       2.31
   Quality Bond Portfolio                                         5/1/01      0.53     N/A     N/A       2.52
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)                                                  5/1/01      1.60     N/A     N/A      -5.88
DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I)
   (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)                5/15/00      0.86    3.47     N/A       4.67
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                        5/1/01     16.20     N/A     N/A       6.86
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                           4/7/00      4.27   -1.54     N/A      -2.42
   DWS International VIP (formerly Scudder International
      Portfolio)                                                  4/7/00     14.21   -2.21     N/A      -5.52
   (DWS) Money Market VIP(3) (formerly Scudder Money Market
      Portfolio)                                                  6/7/00      0.99    0.20     N/A       0.64
DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II)
   (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman         4/7/00      6.09    4.41     N/A       8.59
      High Return Equity Portfolio)
   DWS Government & Agency Securities VIP (formerly Scudder
      Government & Agency Securities Portfolio)                   4/7/00      0.83    2.99     N/A       3.76
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                                  6/7/00     2.13     6.43     N/A       4.36
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                           4/7/00     5.26    -7.27     N/A     -11.29
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE
   CLASS SHARES)
   Fidelity VIP Growth Portfolio                                  5/1/01     3.88      N/A     N/A      -4.22
   Fidelity VIP Index 500 Portfolio                               5/1/01     2.94      N/A     N/A      -0.63
   Fidelity VIP Mid Cap Portfolio                                 5/1/01    16.21      N/A     N/A      12.93
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (CLASS 2 SHARES)
   Franklin Small-Mid Cap Growth Securities Fund                  5/1/01     3.01      N/A     N/A      -0.26
   Franklin Small Cap Value Securities Fund                       5/1/05      N/A      N/A     N/A      16.94
   Templeton Developing Markets Securities Fund                   8/4/00    25.29    15.40     N/A      10.37
   Templeton Global Asset Allocation Fund                         5/1/01     1.80      N/A     N/A       5.48
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                              5/1/01     1.20      N/A     N/A      -3.11
   Goldman Sachs Mid Cap Value Fund (4)                           5/1/01    10.92      N/A     N/A      12.29
   Goldman Sachs Structured Small Cap Equity Fund
      (formerly Goldman Sachs CORE(SM) Small Cap Equity Fund)     5/1/01     4.27      N/A     N/A       8.27
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)                5/1/01     5.84      N/A     N/A       2.15
   Janus Aspen Forty Portfolio (Institutional Shares)             4/7/00    10.94    -0.53     N/A      -5.71
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)          5/1/01    10.14      N/A     N/A      -1.40
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)          6/7/00     3.36     3.91     N/A       4.19
   PIMCO VIT Low Duration Portfolio                              5/15/00    -0.70     2.15     N/A       2.85

        NON-STANDARD SUBACCOUNT TOTAL RETURNS AS OF DECEMBER 31, 2005(1)
   WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME
                                   BENEFIT(5)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                               10      Life of
                                                               Subaccount   1 Year   5 Year   Year   Subaccount
SUBACCOUNT                                                     Start Date     (%)      (%)     (%)       (%)
----------                                                     ----------   ------   ------   ----   ----------
WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund                                         5/1/01      8.12      N/A     N/A       7.56
   WM Mid Cap Stock Fund                                         5/1/01     11.21      N/A     N/A       8.06
   WM Small Cap Growth Fund                                      5/1/01     -3.71      N/A     N/A      -4.39
   WM West Coast Equity Fund                                     5/1/05       N/A      N/A     N/A      15.75
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                     9/3/02      3.93      N/A     N/A      10.10
   WM SAM Conservative Balanced Portfolio                        9/3/02      2.60      N/A     N/A       7.68
   WM SAM Conservative Growth Portfolio                          9/3/02      4.90      N/A     N/A      12.40
   WM SAM Flexible Income Portfolio                              9/3/02      1.35      N/A     N/A       5.79
   WM SAM Strategic Growth Portfolio                             9/3/02      5.65      N/A     N/A      14.00



----------
(1) Non-Standard total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results;
     (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, but (4) not any Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0787% based on an average account value of $38,121 on 12/31/2005. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect the fact that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Without the waivers and reimbursements, total returns would have been lower.


(3) An investment in the (DWS) Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the
     (DWS) Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the (DWS) Money Market VIP than its total return.



(4) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.



(5) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.


     TIME PERIODS BEFORE THE DATE THE VARIABLE ACCOUNT COMMENCED OPERATIONS

     The variable account may also disclose non-standardized total return for time periods before the variable account commenced operations. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

               TABLES OF ADJUSTED HISTORIC TOTAL RETURN QUOTATIONS


     The tables below set out the adjusted historic total returns for the portfolios for various periods as of December 31, 2005. This performance data is based on the actual performance of the portfolios since their inception, adjusted to reflect the effect of the current level of charges that apply to the subaccounts under the Contract.

                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                               10     Life of
                                                                Portfolio   1 Year   5 Year   Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)     (%)      (%)
---------                                                      ----------   ------   ------   ----   ---------
CALVERT VARIABLE SERIES, INC
   CVS Social Small Cap Growth Portfolio                         3/15/95    -15.56     1.76   4.32      4.76
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                  8/31/90     -1.86     1.06   6.37     20.84
   Quality Bond Portfolio                                        8/31/90     -4.93     2.80   3.83      5.67
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)(3)                                              10/7/93     -3.91    -7.36   4.32      6.51
DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I)
   (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)                7/16/85     -4.61     3.31   4.09      5.90
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                        5/1/96     10.23     3.63    N/A     10.04
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                           5/2/94     -1.38    -1.74   4.65      6.71
   DWS International VIP (formerly Scudder International
      Portfolio)                                                  5/1/87      8.23    -2.41   4.44      6.08
   (DWS) Money Market VIP(4) (formerly Scudder Money Market
      Portfolio)                                                 7/16/85     -4.49    -0.01   2.36      3.39
DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II)
   (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman         5/4/98      0.34     4.29    N/A      5.13
      High Return Equity Portfolio)
   DWS Government & Agency Securities VIP (formerly Scudder
      Government & Agency Securities Portfolio)                   9/3/87     -4.63     2.82   4.06      5.42
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                                  4/6/82     -3.41     6.36   4.70      8.95
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                           5/2/94     -0.45    -7.46   4.90      6.72
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
   (SERVICE CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                 10/9/86     -1.75    -5.48   5.84      9.34
   Fidelity VIP Index 500 Portfolio                              8/27/92     -2.64    -1.89   7.23      8.86
   Fidelity VIP Mid Cap Portfolio                               12/28/98     10.24    10.32    N/A     18.79
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (CLASS 2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                 11/1/95     -2.57    -2.55   7.85      7.93
   Franklin Small Cap Value Securities Fund                       5/1/98     -0.24    10.75    N/A      6.51
   Templeton Developing Markets Securities Fund                   3/4/96     19.36    15.55    N/A      0.76
   Templeton Global Asset Allocation Fund                        8/24/88     -3.72     4.41   7.87      8.66
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                             4/30/98     -4.29    -4.00    N/A      1.05
   Goldman Sachs Mid Cap Value Fund(7)                            5/1/98      4.93    12.38    N/A      9.33
   Goldman Sachs Structured Small Cap Equity Fund (formerly
      Goldman Sachs CORE(SM) Small Cap Equity Fund)              2/13/98     -1.38     7.96    N/A      5.91
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)            9/13/93      0.10     1.31   9.23      9.77
   Janus Aspen Forty Portfolio (Institutional Shares)             5/1/97      4.95    -0.74    N/A     11.68
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)      9/13/93      4.16    -6.47   5.60      9.08
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)         2/16/99     -2.24     3.77    N/A      3.70
   PIMCO VIT Low Duration Portfolio                              2/16/99     -6.09     1.95    N/A      2.77

                                     TABLE 1


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                           SURRENDER CHARGES DEDUCTED
                 (ASSUMES CONTRACT IS SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                               10     Life of
                                                                Portfolio   1 Year   5 Year   Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)     (%)      (%)
---------                                                      ----------   ------   ------   ----   ---------
WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund(9)                                      4/28/98      2.25     7.89    N/A      7.81
   WM Mid Cap Stock Fund(9)                                       5/1/00      5.21     8.60    N/A     10.61
   WM Small Cap Growth Fund(9)                                   1/12/94     -8.93    -6.14   3.64      5.57
   WM West Coast Equity Fund                                     11/6/01      0.59      N/A    N/A      7.07
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                     11/5/01     -1.70      N/A    N/A      4.99
   WM SAM Conservative Balanced Portfolio                        11/5/01     -2.97      N/A    N/A      4.32
   WM SAM Conservative Growth Portfolio                          11/5/01     -0.79      N/A    N/A      5.25
   WM SAM Flexible Income Portfolio                              11/5/01     -4.15      N/A    N/A      3.69
   WM SAM Strategic Growth Portfolio                             11/5/01     -0.08      N/A    N/A      5.33



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1) WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT INCOME
                                   BENEFIT(10)

                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                                                       Life of
                                                              Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                    Start Date     (%)      (%)      (%)        (%)
---------                                                    ----------   ------   ------   -------   ---------
CALVERT VARIABLE SERIES, INC
   CVS Social Small Cap Growth Portfolio                       3/15/95    -15.77     1.50     4.06       4.52
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                8/31/90     -2.10     0.81     6.11      20.54
   Quality Bond Portfolio                                      8/31/90     -5.16     2.53     3.57       5.40
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)(3)                                            10/7/93     -4.15    -7.59     4.06       6.25
DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I)
   (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)              7/16/85     -4.84     3.05     3.83       5.64
   DWS Global Opportunities VIP (formerly Scudder Global        5/1/96      9.94     3.36      N/A       9.76
      Discovery Portfolio)
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                         5/2/94     -1.63    -1.99     4.39       6.44
   DWS International VIP (formerly Scudder International
      Portfolio)                                                5/1/87      7.95    -2.65     4.18       5.82
   (DWS) Money Market VIP(4) (formerly Scudder Money Market    7/16/85     -4.72    -0.26     2.10       3.13
      Portfolio)

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                         RETIREMENT INCOME BENEFIT (10)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                                                         Life of
                                                                Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)      (%)        (%)
---------                                                      ----------   ------   ------   -------   ---------
DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II)
   (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman
      High Return Equity Portfolio)                               5/4/98      0.09     4.02      N/A       4.87
   DWS Government & Agency Securities VIP (formerly Scudder
      Government & Agency Securities Portfolio)                   9/3/87     -4.87     2.56     3.80       5.16
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                                  4/6/82     -3.65     6.09     4.44       8.68
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                           5/2/94     -0.70    -7.69     4.64       6.46

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE
   CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                 10/9/86     -1.99    -5.72     5.57       9.06
   Fidelity VIP Index 500 Portfolio                              8/27/92     -2.88    -2.13     6.96       8.58
   Fidelity VIP Mid Cap Portfolio                               12/28/98      9.96    10.04      N/A      18.49

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS
   2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                 11/1/95     -2.81    -2.79     7.58       7.66
   Franklin Small Cap Value Securities Fund                       5/1/98     -0.49    10.46      N/A       6.24
   Templeton Developing Markets Securities Fund                   3/4/96     19.05    15.26      N/A       0.51
   Templeton Global Asset Allocation Fund                        8/24/88     -3.96     4.15     7.60       8.39

GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                             4/30/98     -4.53    -4.23      N/A       0.80
   Goldman Sachs Mid Cap Value Fund(7)                            5/1/98      4.65    12.09      N/A       9.06
   Goldman Sachs Structured Small Cap Equity Fund (formerly
      Goldman Sachs CORE(SM) Small Cap Equity Fund)              2/13/98     -1.63     7.69      N/A       5.65

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)            9/13/93     -0.15     1.06     8.96       9.50
   Janus Aspen Forty Portfolio (Institutional Shares)             5/1/97      4.67    -0.99      N/A      11.41
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)      9/13/93      3.91    -6.70     5.33       8.81

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)         2/16/99     -2.48     3.51      N/A       3.44
   PIMCO VIT Low Duration Portfolio                              2/16/99     -6.32     1.69      N/A       2.51

WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund(9)                                      4/28/98      2.00     7.62      N/A       7.54
   WM Mid Cap Stock Fund(9)                                       5/1/00      4.94     8.32      N/A      10.33
   WM Small Cap Growth Fund(9)                                   1/12/94     -9.16    -6.38     3.38       5.31
   WM West Coast Equity Fund                                     11/6/01      0.34      N/A      N/A       6.79

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                     11/5/01     -1.95      N/A      N/A       4.72
   WM SAM Conservative Balanced Portfolio                        11/5/01     -3.21      N/A      N/A       4.05
   WM SAM Conservative Growth Portfolio                          11/5/01     -1.03      N/A      N/A       4.99

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
           WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED
                         RETIREMENT INCOME BENEFIT (10)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                                                         Life of
                                                                Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)      (%)        (%)
---------                                                      ----------   ------   ------   -------   ---------
   WM SAM Flexible Income Portfolio                              11/5/01     -4.39      N/A      N/A       3.43
   WM SAM Strategic Growth Portfolio                             11/5/01     -0.32      N/A      N/A       5.07



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                          RETIREMENT INCOME BENEFIT(10)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                                         Life of
                                                                Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)      (%)        (%)
---------                                                      ----------   ------   ------   -------   ---------
CALVERT VARIABLE SERIES, INC.
   CVS Social Small Cap Growth Portfolio                         3/15/95    -15.97     1.25     3.80       4.26

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                  8/31/90     -2.34     0.56     5.84      20.23
   Quality Bond Portfolio                                        8/31/90     -5.39     2.27     3.31       5.14

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)(3)                                              10/7/93     -4.38    -7.82     3.80       5.98

DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I)
   (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)                7/16/85     -5.08     2.79     3.58       5.38
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                        5/1/96      9.65     3.10      N/A       9.49
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                           5/2/94     -1.87    -2.23     4.14       6.18
   DWS International VIP (formerly Scudder International
      Portfolio)                                                  5/1/87      7.67    -2.89     3.93       5.56
   (DWS) Money Market VIP(4) (formerly Scudder Money Market
      Portfolio)                                                 7/16/85     -4.96    -0.50     1.85       2.88

DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II)
   (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman
      High Return Equity Portfolio)                               5/4/98     -0.16     3.76      N/A       4.61
   DWS Government & Agency Securities VIP (formerly Scudder
      Government & Agency Securities Portfolio)                   9/3/87     -5.10     2.30     3.55       4.91
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                                  4/6/82     -3.89     5.82     4.18       8.41
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                           5/2/94     -0.94    -7.92     4.38       6.19

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE
   CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                 10/9/86     -2.23    -5.95     5.31       8.79
   Fidelity VIP Index 500 Portfolio                              8/27/92     -3.12    -2.37     6.69       8.31
   Fidelity VIP Mid Cap Portfolio                               12/28/98      9.67     9.76      N/A      18.20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS
   2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                 11/1/95     -3.05    -3.03     7.31       7.39
   Franklin Small Cap Value Securities Fund                       5/1/98     -0.73    10.17      N/A       5.97
   Templeton Developing Markets Securities Fund                   3/4/96     18.74    14.97      N/A       0.26
   Templeton Global Asset Allocation fund                        8/24/88     -4.19     3.88     7.34       8.11

GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                             4/30/98     -4.76    -4.47      N/A       0.54
   Goldman Sachs Mid Cap Value Fund(7)                            5/1/98      4.39    11.81      N/A       8.79
   Goldman Sachs Structured Small Cap Equity Fund (formerly
      Goldman Sachs CORE(SM) Small Cap Equity Fund)              2/13/98     -1.87     7.41      N/A       5.39

JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)            9/13/93     -0.39     0.81     8.68       9.22
   Janus Aspen Forty Portfolio (Institutional Shares)             5/1/97      4.41    -1.23      N/A      11.13
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)      9/13/93      3.65    -6.93     5.07       8.54

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
            WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED
                          RETIREMENT INCOME BENEFIT(10)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                                         Life of
                                                                Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)      (%)        (%)
---------                                                      ----------   ------   ------   -------   ---------
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged          2/16/99     -2.72     3.24      N/A       3.18
   PIMCO VIT Low Duration Portfolio                              2/16/99     -6.55     1.43      N/A       2.26

WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund(9)                                      4/28/98      1.75     7.34      N/A       7.28
   WM Mid Cap Stock Fund(9)                                       5/1/00      4.66     8.05      N/A      10.05
   WM Small Cap Growth Fund(9)                                   1/12/94     -9.38    -6.61     3.12       5.04
   WM West Coast Equity Fund                                     11/6/01      0.10      N/A      N/A       6.51

WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                     11/5/01     -2.19      N/A      N/A       4.45
   WM SAM Conservative Balanced Portfolio                        11/5/01     -3.44      N/A      N/A       3.79
   WM SAM Conservative Growth Portfolio                          11/5/01     -1.28      N/A      N/A       4.72
   WM SAM Flexible Income Portfolio                              11/5/01     -4.62      N/A      N/A       3.16
   WM SAM Strategic Growth Portfolio                             11/5/01     -0.57      N/A      N/A       4.80



----------
(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0787% based on an average account value of $38,121 on 12/31/2005. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.


(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/05, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.



(4) An investment in the (DWS) Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the
     (DWS) Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the (DWS) Money Market VIP than its total return.



(5) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/05, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.



(6) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 1/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/05, and the performance of Class 1 shares from their inception (11/1/95, 5/1/98, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.

(7) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.



(8) The performance of the Janus Aspen Mid Cap Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/05, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25%



(9) The performance of the WM Variable Trust Funds reflect the performance of each Fund's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/1/01) until 12/31/05, and the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.



(10) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.


                                     TABLE 2


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                                         Life of
                                                                Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)      (%)        (%)
---------                                                      ----------   ------   ------   -------   ---------
CALVERT VARIABLE SERIES, INC.
   CVS Social Small Cap Growth Portfolio                         3/15/95    -10.28     2.47     4.32       4.79

DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                  8/31/90      4.28     1.77     6.37      20.84
   Quality Bond Portfolio                                        8/31/90      1.02     3.48     3.83       5.67

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)(3)                                              10/7/93      2.10    -6.70     4.32       6.51

DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I)
   (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)                7/16/85      1.36     3.98     4.09       5.90
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                        5/1/96     16.77     4.29      N/A      10.04
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                           5/2/94      4.79    -1.05     4.65       6.71
   DWS International VIP (formerly Scudder International
      Portfolio)                                                  5/1/87     14.77    -1.72     4.44       6.08
   (DWS) Money Market VIP(4) (formerly Scudder Money Market
      Portfolio)                                                 7/16/85      1.49     0.70     2.36       3.39

DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II)
   (CLASS A SHARE)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman         5/4/98      6.61     4.93      N/A       5.13
      High Return Equity Portfolio)
   DWS Government & Agency Securities VIP (formerly Scudder
      Government & Agency Securities Portfolio)                   9/3/87      1.33     3.50     4.06       5.42
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                                  4/6/82      2.63     6.96     4.70       8.95
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                           5/2/94      5.78    -6.81     4.90       6.72

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE
   CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                 10/9/86      4.40    -4.82     5.84       9.34
   Fidelity VIP Index 500 Portfolio                              8/27/92      3.45    -1.19     7.23       8.86
   Fidelity VIP Mid Cap Portfolio                               12/28/98     16.79    10.93      N/A      18.79

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS
   2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                 11/1/95      3.52    -1.86     7.85       7.93
   Franklin Small Cap Value Securities Fund                       5/1/98      6.00    11.25      N/A       6.51

                                     TABLE 2


       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
                         SURRENDER CHARGES NOT DEDUCTED
               (ASSUMES CONTRACT IS NOT SURRENDERED OR ANNUITIZED)


                         AVERAGE ANNUAL TOTAL RETURN(2)

                           WITH STANDARD DEATH BENEFIT
                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.15%)


                                                                                                         Life of
                                                                Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)      (%)        (%)
---------                                                      ----------   ------   ------   -------   ---------
   Templeton Developing Markets Securities Fund                  3/4/96      25.90    15.97      N/A       0.76
   Templeton Global Asset Allocation Fund                        8/24/88      2.30     5.05     7.87       8.66
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                             4/30/98      1.70    -3.32      N/A       1.05
   Goldman Sachs Mid Cap Value Fund(7)                           5/1/98      11.47    12.86      N/A       9.33
   Goldman Sachs Structured Small Cap Equity Fund (formerly
      Goldman Sachs CORE(SM) Small Cap Equity Fund)              2/13/98      4.79     8.52      N/A       5.91
   JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)            9/13/93      6.36     2.03     9.23       9.77
   Janus Aspen Forty Portfolio (Institutional Shares)            5/1/97      11.49    -0.04      N/A      11.68
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)      9/13/93     10.68    -5.81     5.60       9.08
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)         2/16/99      3.87     4.43      N/A       3.93
   PIMCO VIT Low Duration Portfolio                              2/16/99     -0.21     2.65      N/A       3.01
WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund(9)                                      4/28/98      8.65     8.45      N/A       7.81
   WM Mid Cap Stock Fund(9)                                      5/1/00      11.75     9.15      N/A      10.93
   WM Small Cap Growth Fund(9)                                   1/12/94     -3.24    -5.48     3.64       5.57
   WM West Coast Equity Fund                                     11/6/01      6.89      N/A      N/A       7.81
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                     11/5/01      4.44      N/A      N/A       5.77
   WM SAM Conservative Balanced Portfolio                        11/5/01      3.10      N/A      N/A       5.12
   WM SAM Conservative Growth Portfolio                          11/5/01      5.42      N/A      N/A       6.03
   WM SAM Flexible Income Portfolio                              11/5/01      1.85      N/A      N/A       4.51
   WM SAM Strategic Growth Portfolio                             11/5/01      6.17      N/A      N/A       6.11



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                               INCOME BENEFIT(10)

                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)

                                                                                                         Life of
                                                                Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)      (%)        (%)
---------                                                      ----------   ------   ------   -------   ---------
CALVERT VARIABLE SERIES, INC.

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                               INCOME BENEFIT(10)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                                                        Life of
                                                               Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                     Start Date     (%)      (%)      (%)        (%)
---------                                                     ----------   ------   ------   -------   ---------
   CVS Social Small Cap Growth Portfolio                       3/15/95     -10.50     2.22     4.06       4.52
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                8/31/90       4.02     1.52     6.11      20.54
   Quality Bond Portfolio                                      8/31/90       0.77     3.22     3.57       5.40
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)(3)                                            10/7/93       1.85    -6.93     4.06       6.25
DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I)
   (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)              7/16/85       1.11     3.72     3.83       5.64
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                     5/1/96       16.48     4.03      N/A       9.76
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                        5/2/94        4.53    -1.29     4.39       6.44
   DWS International VIP (formerly Scudder International
      Portfolio)                                               5/1/87       14.49    -1.96     4.18       5.82
   (DWS) Money Market VIP(4) (formerly Scudder Money Market
      Portfolio)                                               7/16/85       1.24     0.45     2.10       3.13
DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II)
   (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman
      High Return Equity Portfolio)                            5/4/98        6.35     4.67      N/A       4.87
   DWS Government & Agency Securities VIP (formerly Scudder
      Government & Agency Securities Portfolio)                9/3/87        1.08     3.25     3.80       5.16
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                               4/6/82        2.38     6.69     4.44       8.68
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                        5/2/94        5.52    -7.04     4.64       6.46
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")
   (SERVICE CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                               10/9/86       4.14    -5.05     5.57       9.06
   Fidelity VIP Index 500 Portfolio                            8/27/92       3.19    -1.44     6.96       8.58
   Fidelity VIP Mid Cap Portfolio                              12/28/98     16.50    10.56      N/A      18.49
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (CLASS 2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund               11/1/95       3.27    -2.11     7.58       7.66
   Franklin Small Cap Value Securities Fund                    5/1/98        5.74    10.97      N/A       6.24
   Templeton Developing Markets Securities Fund                3/4/96       28.59    15.69      N/A       0.51
   Templeton Global Asset Allocation Fund                      8/24/88       2.05     4.79     7.60       8.39
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                           4/30/98       1.45    -3.56      N/A       0.80
   Goldman Sachs Mid Cap Value Fund(7)                         5/1/98       11.19    12.58      N/A       9.06
   Goldman Sachs Structured Small Cap Equity Fund (formerly
      Goldman Sachs CORE(SM) Small Cap Equity Fund)            2/13/98       4.53     8.25      N/A       5.65
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)          9/13/93       6.10     1.78     8.96       9.50
   Janus Aspen Forty Portfolio (Institutional Shares)          5/1/97       11.22    -0.29      N/A      11.41
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)    9/13/93      10.41    -6.04     5.33       8.81
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)       2/16/99       3.62     4.17      N/A       3.68
   PIMCO VIT Low Duration Portfolio                            2/16/99      -0.46     2.40      N/A       2.76

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
      WITH EITHER GUARANTEED MINIMUM DEATH BENEFIT OR GUARANTEED RETIREMENT
                               INCOME BENEFIT(10)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.40%)


                                                                                                         Life of
                                                                Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)      (%)        (%)
---------                                                      ----------   ------   ------   -------   ---------
WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund(9)                                      4/28/98      8.38     8.18       N/A       7.54
   WM Mid Cap Stock Fund(9)                                      5/1/00      11.48     8.88       N/A      10.65
   WM Small Cap Growth Fund(9)                                   1/12/94     -3.47    -5.71      3.38       5.31
   WM West Coast Equity Fund                                     11/6/01      6.62      N/A       N/A       7.54
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
   WM SAM Balanced Portfolio                                     11/5/01      4.19      N/A       N/A       5.51
   WM SAM Conservative Balanced Portfolio                        11/5/01      2.85      N/A       N/A       4.86
   WM SAM Conservative Growth Portfolio                          11/5/01      5.16      N/A       N/A       5.77
   WM SAM Flexible Income Portfolio                              11/5/01      1.60      N/A       N/A       4.25
   WM SAM Strategic Growth Portfolio                             11/5/01      5.91      N/A       N/A       5.85



       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                               INCOME BENEFIT(10)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                                         Life of
                                                                Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)      (%)        (%)
---------                                                      ----------   ------   ------   -------   ---------
CALVERT VARIABLE SERIES, INC.
   CVS Social Small Cap Growth Portfolio                         3/15/95    -10.72     1.96     3.80       4.26
DREYFUS VARIABLE INVESTMENT FUND (SERVICE CLASS SHARES)(3)
   Developing Leaders Portfolio                                  8/31/90      3.77     1.27     5.84      20.23
   Quality Bond Portfolio                                        8/31/90      0.53     2.97     3.31       5.14
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (SERVICE
   CLASS SHARES)(3)                                              10/7/93      1.60    -7.16     3.80       5.98
DWS VARIABLE SERIES I (FORMERLY SCUDDER VARIABLE SERIES I)
   (CLASS A SHARES)
   DWS Bond VIP (formerly Scudder Bond Portfolio)                7/16/85      0.86     3.47     3.58       5.38
   DWS Global Opportunities VIP (formerly Scudder Global
      Discovery Portfolio)                                       5/1/96      16.20     3.77      N/A       9.49
   DWS Growth and Income VIP (formerly Scudder Growth and
      Income Portfolio)                                          5/2/94       4.27    -1.54     4.14       6.18
   DWS International VIP (formerly Scudder International
      Portfolio)                                                 5/1/87      14.21    -2.21     3.93       5.56
   (DWS) Money Market VIP(4) (formerly Scudder Money Market
      Portfolio)                                                 7/16/85      0.99     0.20     1.85       2.88
DWS VARIABLE SERIES II (FORMERLY SCUDDER VARIABLE SERIES II)
   (CLASS A SHARES)
   DWS Dreman High Return Equity VIP (formerly SVS Dreman
      High Return Equity Portfolio)                              5/4/98       6.09     4.41      N/A       4.61
   DWS Government & Agency Securities VIP (formerly Scudder
      Government & Agency Securities Portfolio)                  9/3/87       0.83     2.99     3.55       4.91
   DWS High Income VIP (formerly Scudder High Income
      Portfolio)                                                 4/6/82       2.13     6.43     4.18       8.41
   DWS Small Cap Growth VIP (formerly Scudder Small Cap
      Growth Portfolio)                                          5/2/94       5.26    -7.27     4.38       6.19
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("VIP") (SERVICE
   CLASS SHARES)(5)
   Fidelity VIP Growth Portfolio                                 10/9/86      3.88    -5.29     5.31       8.79

       ADJUSTED HISTORIC PORTFOLIO TOTAL RETURN AS OF DECEMBER 31, 2005(1)
      WITH BOTH GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED RETIREMENT
                               INCOME BENEFIT(10)


                 (TOTAL VARIABLE ACCOUNT ANNUAL EXPENSES: 1.65%)


                                                                                                         Life of
                                                                Portfolio   1 Year   5 Year   10 Year   Portfolio
PORTFOLIO                                                      Start Date     (%)      (%)      (%)        (%)
---------                                                      ----------   ------   ------   -------   ---------
   Fidelity VIP Index 500 Portfolio                             8/27/92       2.94    -1.68     6.69       8.31
   Fidelity VIP Mid Cap Portfolio                               12/28/98     16.21    10.28      N/A      18.20
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   (CLASS 2 SHARES)(6)
   Franklin Small-Mid Cap Growth Securities Fund                11/1/95       3.01    -2.35     7.31       7.39
   Franklin Small Cap Value Securities Fund                     5/1/98        5.48    10.69      N/A       5.97
   Templeton Developing Markets Securities Fund                 3/4/96       25.29    15.40      N/A       0.26
   Templeton Global Asset Allocation Fund                       8/24/88       1.80     4.53     7.34       8.11
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                            4/30/98       1.20    -3.79      N/A       0.54
   Goldman Sachs Mid Cap Value Fund(7)                          5/1/98       10.92    12.30      N/A       8.79
   Goldman Sachs Structured Small Cap Equity Fund (formerly
      Goldman Sachs CORE(SM) Small Cap Equity Fund)             2/13/98       4.27     7.98      N/A       5.39
JANUS ASPEN SERIES
   Janus Aspen Balanced Portfolio (Service Shares)(8)           9/13/93       5.84     1.53     8.68       9.22
   Janus Aspen Forty Portfolio (Institutional Shares)           5/1/97       10.94    -0.53      N/A      11.13
   Janus Aspen Mid Cap Growth Portfolio (Service Shares)(8)     9/13/93      10.14    -6.27     5.07       8.54
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS SHARES)
   PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged)        2/16/99       3.36     3.91      N/A       3.42
   PIMCO VIT Low Duration Portfolio                             2/16/99      -0.70     2.15      N/A       2.51
WM VARIABLE TRUST (CLASS 2 SHARES)
   WM Equity Income Fund(9)                                     4/28/98       8.12     7.92      N/A       7.28
   WM Mid Cap Stock Fund(9)                                     5/1/00       11.21     8.61      N/A      10.38
   WM Small Cap Growth Fund(9)                                  1/12/94      -3.71    -5.95     3.12       5.04
   WM West Coast Equity Fund                                    11/6/01       6.36      N/A      N/A       7.27
WM VARIABLE TRUST (CLASS 2 SHARES)
STRATEGIC ASSET MANAGEMENT (SAM) PORTFOLIOS
  WM SAM Balanced Portfolio                                     11/5/01       3.93      N/A      N/A       5.25
  WM SAM Conservative Balanced Portfolio                        11/5/01       2.60      N/A      N/A       4.60
  WM SAM Conservative Growth Portfolio                          11/5/01       4.90      N/A      N/A       5.51
  WM SAM Flexible Income Portfolio                              11/5/01       1.35      N/A      N/A       3.99
  WM SAM Strategic Growth Portfolio                             11/5/01       5.65      N/A      N/A       5.59



----------
(1) Total return includes changes in share price, reinvestment of dividends, and capital gains. The performance figures: (1) represent past performance and neither guarantee nor predict future investment results; (2) assume an initial hypothetical investment of $1,000 as required by the SEC for the standardized returns; (3) reflects the deduction of either 1.15% (for the Standard Death Benefit), 1.40% (for the election of either the Guaranteed Minimum Death Benefit or the Guaranteed Retirement Income Benefit), or 1.65% (for the election of both Guaranteed Minimum Death Benefit and the Guaranteed Retirement Income Benefit) in annual variable account charges and a $30 records maintenance charge, and (4) the applicable Surrender Charge. The impact of the records maintenance charge on investment returns will vary depending on the size of the Contract and is reflected as an annual charge of 0.0787% based on an average account value of $38,121 on 12/31/2005. The investment return and value of a Contract will fluctuate so that a Contract, when surrendered, may be worth more or less than the amount of the purchase payments.


(2) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the portfolio for a portion of its expenses. Otherwise, total returns would have been lower.

(3) The performance of the Dreyfus VIF portfolios and the Dreyfus Socially Responsible Growth Fund, Inc. reflects the performance of each portfolio's Service Class Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/00) until 12/31/05, and the performances of the Initial Class shares of each portfolio from their inception (8/31/90, 8/31/90, and 10/7/93, respectively) until 12/31/00, adjusted to deduct the 12b-1 fee of 0.25%.


(4) An investment in the (DWS) Money Market VIP is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the
     (DWS) Money Market VIP will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the (DWS) Money Market VIP than its total return.



(5) The performance of the Fidelity VIP portfolios reflects the performance of each portfolio's Service Class shares (12b-1 fee of 0.10% deducted) from their inception (11/3/97, 7/7/00, and 12/28/98, respectively) until 12/31/05, and the performance of the Initial Class of shares from their inception (10/9/86, 8/27/92, and 12/28/98, respectively) until the inception of the Service Class shares, adjusted to deduct the 12b-1 fee of 0.10%.



(6) The performance of the Franklin Templeton VIP Funds reflects the performance of each portfolio's Class 2 shares (12b-1 fee of 0.25% deducted) from their inception (11/6/99, 1/6/99, 5/1/97, and 5/1/97, respectively) until 12/31/05, and the performance of Class 1 shares from their inception (11/1/95, 5/1/98, 8/24/88, and 3/4/96, respectively) until the inception of Class 2 shares, adjusted to deduct the 12b-1 fee of 0.25%.



(7) As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.



(8) The performance of the Janus Aspen Mid Cap Growth Portfolio and the Janus Balanced Portfolio reflects the performance of each portfolio's Service Shares (12b-1 fees of 0.25% deducted) from their inception (12/31/99) until 12/31/05, and the performance of the Institutional Shares of each portfolio from their inception (9/13/93) until 12/31/99, adjusted to deduct the 12b-1 fees of 0.25% is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the will maintain a stable $1.00 share price. Yield more closely reflects current earnings of the



(9) The performance of the WM Variable Trust Funds reflects the performance of each Fund's Class 2 Shares (12b-1 fee of 0.25% deducted) from their inception (5/1/01) until 12/31/05, and the performance of Class 1 shares from their inception (4/28/98, 5/1/00 and 1/12/94, respectively) until 5/1/01, adjusted to deduct the 12b-1 fee of 0.25%.



(10) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force and our obligations and duties to you under this rider will not change.


NET INVESTMENT FACTOR

     The net investment factor is an index that measures the investment performance of a subaccount from one business day to the next. Each subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each subaccount equals the fraction obtained by dividing (X) by (Y) minus (Z) where:

     (X)  is the net result of:

          1. the net asset value per portfolio share held in the subaccount at the end of the current business day; PLUS

          2. the per share amount of any dividend or capital gain distribution on portfolio shares held in the subaccount during the current business day; LESS

          3. the per share amount of any capital loss, realized or unrealized, on portfolio shares held in the subaccount during the current business day.

     (Y) equals the net asset value per portfolio share held in the subaccount as of the end of the immediately preceding business day.

     (Z) equals charges and fees deducted from the subaccount. These consist of:

          4. the percentage charge for mortality and expense risk on that business day;

          5. the percentage charge for administrative costs on that business day; and

          6. the percentage charge for any other charges, fees and expenses for riders, endorsements, or supplemental benefits attached to your Contract, including the Guaranteed Minimum Death Benefit Rider and the Guaranteed Retirement Income Benefit Rider.

CONDENSED FINANCIAL INFORMATION

     The following tables of condensed financial information show accumulation unit values corresponding to the middle level of Variable Account Annual Expenses (1.40%) for each subaccount for the period since the subaccount started operation. An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount. Tables for other sets of accumulation unit values that reflect the highest and lowest levels of the Variable Account Annual Expenses available under the Contract are found in Appendix A to the prospectus. The accumulation unit value does not reflect the deduction of charges such as the Record Maintenance Charge or Surrender Charge that we subtract from your Contract Value by redeeming units. The data used in the table is obtained from the audited financial statement of the variable account that can be found in this SAI.

           ONE OPTIONAL BENEFIT ELECTED (EITHER THE GUARANTEED MINIMUM
          DEATH BENEFIT OR THE GUARANTEED RETIREMENT INCOME BENEFIT(1))
                 (Total Variable Account Annual Charges of 1.40%
                   of the daily net assets of the subaccount)

    Calvert Variable Series, Inc.: Calvert Social Small Cap Growth Portfolio


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    12.32                       11.04                     22,148
2004                    11.31                       12.32                     23,577
2003                     8.22                       11.31                     21,095
2002                    10.76                        8.22                     17,014
2001*                   10.14                       10.76                      1,192


*    Inception date of the subaccount was 5/1/01.

         Dreyfus Variable Investment Fund: Developing Leaders Portfolio
                             (Service Class Shares)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    10.92                       11.37                     121,507
2004                     9.97                       10.92                     114,405
2003                     7.70                        9.97                     106,947
2002                     9.67                        7.70                      75,947
2001*                   10.05                        9.67                      18,825


*    Inception date of the subaccount was 5/1/01.

Dreyfus Variable Investment Fund: Quality Bond Portfolio (Service Class Shares)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    11.35                       11.45                     115,985
2004                    11.17                       11.35                     110,973
2003                    10.81                       11.17                     100,965
2002                    10.20                       10.81                      66,485
2001*                   10.03                       10.20                      34,711


*    Inception date of the subaccount was 5/1/01.


----------
(1) We no longer offer the Guaranteed Retirement Income Benefit rider. If you have elected the Guaranteed Retirement Income Benefit rider and your initial Contract application was signed and dated before June 18, 2003, your Guaranteed Retirement Income Benefit rider remains in force, a 0.25% Mortality and Expense Risk Charge will continue to be assessed, and our obligations and duties to you under this rider will not change.

    The Dreyfus Socially Responsible Growth Fund, Inc. (Service Class Shares)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                     7.64                        7.78                      5,778
2004                     7.31                        7.64                      4,082
2003                     5.89                        7.31                      3,530
2002                     8.43                        5.89                      1,079
2001*                   10.16                        8.43                        386


*    Inception date of the subaccount was 5/1/01.


      DWS Variable Series I: DWS Bond VIP (formerly Scudder Bond Portfolio)
                                (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    12.84                       12.99                     226,351
2004                    12.36                       12.84                     210,729
2003                    11.93                       12.36                     189,845
2002                    11.23                       11.93                     154,887
2001                    10.77                       11.23                     112,382
2000*                    9.86                       10.77                      11,600



*    Inception date of the subaccount was 5/15/00.



               DWS Variable Series I: DWS Global Opportunities VIP (formerly Scudder Global Discovery Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    11.92                       13.89                     143,348
2004                     9.80                       11.92                     140,443
2003                     6.66                        9.80                     132,860
2002                     8.43                        6.66                      83,497
2001*                   10.03                        8.43                      18,661


*    Inception date of the subaccount was 5/1/01.


                DWS Variable Series I: DWS Growth and Income VIP
         (formerly Scudder Growth and Income Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                     8.46                        8.85                     208,175
2004                     7.79                        8.46                     210,768
2003                     6.23                        7.79                     213,540
2002                     8.22                        6.23                     234,880
2001                     9.39                        8.22                     243,408
2000*                    9.98                        9.39                      65,137



*    Inception date of the subaccount was 4/7/00.

                  DWS Variable Series I: DWS International VIP
          (formerly Scudder International Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                     6.25                        7.17                     442,697
2004                     5.44                        6.25                     431,701
2003                     4.32                        5.44                     424,284
2002                     5.37                        4.32                     319,487
2001                     7.87                        5.37                     130,622
2000*                    9.72                        7.87                      18,493



*    Inception date of the subaccount was 4/7/00.



                  DWS Variable Series I: (DWS) Money Market VIP
           (formerly Scudder Money Market Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    10.53                       10.67                     52,688
2004                    10.58                       10.53                     42,131
2003                    10.64                       10.58                     47,359
2002                    10.63                       10.64                     46,643
2001                    10.38                       10.63                     19,140
2000*                   10.09                       10.38                      5,925



*    Inception date of the subaccount was 6/7/00.



            DWS Variable Series II: DWS Dreman High Return Equity VIP (formerly SVS Dreman High Return Equity Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    16.00                       17.03                     455,691
2004                    14.23                       16.00                     447,439
2003                    10.94                       14.23                     446,046
2002                    13.53                       10.94                     352,045
2001                    13.49                       13.53                     176,153
2000*                   10.41                       13.49                      34,696



*    Inception date of the subaccount was 4/7/00.



         DWS Variable Series II: DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    12.61                       12.76                     177,367
2004                    12.33                       12.61                     183,823
2003                    12.22                       12.33                     204,115
2002                    11.47                       12.22                     199,213
2001                    10.82                       11.47                     144,984
2000*                   10.12                       10.82                      12,478



*    Inception date of the subaccount was 4/7/00.

                   DWS Variable Series II: DWS High Income VIP
            (formerly Scudder High Income Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    12.33                       12.63                     182,457
2004                    11.12                       12.33                     168,730
2003                     9.05                       11.12                     156,162
2002                     9.20                        9.05                      98,458
2001                     9.09                        9.20                      27,721
2000*                    9.77                        9.09                       1,892



*    Inception date of the subaccount was 6/7/00.



                DWS Variable Series II: DWS Small Cap Growth VIP
         (formerly Scudder Small Cap Growth Portfolio) (Class A Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                     4.28                        4.52                     62,658
2004                     3.91                        4.28                     60,932
2003                     2.98                        3.91                     62,833
2002                     4.54                        2.98                     56,979
2001                     6.47                        4.54                     50,573
2000*                    8.79                        6.47                     25,641


*    Inception date of the subaccount was 4/7/00.


               Fidelity Variable Insurance Products Fund ("VIP"):
              Fidelity VIP Growth Portfolio (Service Class Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                     8.10                        8.44                     450,742
2004                     7.95                        8.10                     427,072
2003                     6.07                        7.95                     358,773
2002                     8.82                        6.07                     248,351
2001*                   10.15                        8.82                      53,564


*    Inception date of the subaccount was 5/1/01.


               Fidelity Variable Insurance Products Fund ("VIP"):
             Fidelity VIP Index 500 Portfolio (Service Class Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                     9.69                       10.00                     391,589
2004                     8.89                        9.69                     358,521
2003                     7.03                        8.89                     333,155
2002                     9.17                        7.03                     191,812
2001*                   10.13                        9.17                      50,245


*    Inception date of the subaccount was 5/1/01.

                      Fidelity Variable Insurance Products
       Fund ("VIP"): Fidelity VIP Mid Cap Portfolio (Service Class Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    15.43                       17.99                     136,499
2004                    12.54                       15.43                     118,192
2003                     9.18                       12.54                      93,911
2002                    10.33                        9.18                      68,318
2001*                   10.04                       10.33                      17,855


*    Inception date of the subaccount was 5/1/01.


              Franklin Templeton Variable Insurance Products Trust:
        Templeton Small-Mid Cap Growth Securities Fund (Class 2 Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                     9.82                       10.15                     76,053
2004                     8.94                        9.82                     74,661
2003                     6.60                        8.94                     70,358
2002                     9.39                        6.60                     38,755
2001*                   10.11                        9.39                      9,415


*    Inception date of the subaccount was 5/1/01.


              Franklin Templeton Variable Insurance Products Trust:
           Franklin Small Cap Value Securities Fund (Class 2 Shares)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005*                   10.07                       11.35                      4,594



*    Inception date of the subaccount was 5/2/05.


              Franklin Templeton Variable Insurance Products Trust:
          Templeton Developing Markets Securities Fund (Class 2 Shares)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    11.48                       14.42                     56,993
2004                     9.33                       11.48                     23,483
2003                     6.19                        9.33                      9,052
2002                     6.28                        6.19                      7,779
2001                     6.93                        6.28                      7,945
2000*                    8.30                        6.93                      8,991


*    Inception date of the subaccount was 8/4/00.

              Franklin Templeton Variable Insurance Products Trust:
             Templeton Global Asset Allocation Fund (Class 2 Shares)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    12.86                       13.14                     29,653
2004                    11.27                       12.86                     16,982
2003                     8.66                       11.27                     12,119
2002                     9.19                        8.66                      6,158
2001*                   10.08                        9.19                      1,126


*    Inception date of the subaccount was 5/1/01.

    Goldman Sachs Variable Insurance Trust: Goldman Sachs Capital Growth Fund


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                     8.77                        8.90                     384,868
2004                     8.15                        8.77                     354,016
2003                     6.68                        8.15                     325,133
2002                     8.95                        6.68                     194,438
2001*                   10.15                        8.95                      43,753


*    Inception date of the subaccount was 5/1/01.


   Goldman Sachs Variable Insurance Trust: Goldman Sachs Mid Cap Value Fund**



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    15.72                       17.50                     181,061
2004                    12.67                       15.72                     167,137
2003                    10.00                       12.67                     156,935
2002                    10.64                       10.00                     111,889
2001*                   10.03                       10.64                      35,761


*    Inception date of the subaccount was 5/1/01.


** As of May 1, 2006, the Goldman Sachs Mid Cap Value Fund is closed to new investors. Only contractowners who are currently invested in that fund may allocate new premiums or transfer additional money into the Goldman Sachs Mid Cap Value Fund.



   Goldman Sachs Variable Insurance Trust: Goldman Sachs Structured Small Cap
       Equity Fund (formerly Goldman Sachs CORE(sm) Small Cap Equity Fund)



                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    14.18                       14.83                     10,892
2004                    12.36                       14.18                      5,719
2003                     8.59                       12.36                      1,145
2002                    10.24                        8.59                        831
2001*                   10.08                       10.24                        167


*    Inception date of the subaccount was 5/1/01.

       Janus Aspen Series: Janus Aspen Balanced Portfolio (Service Shares)


                                                                      Number of accumulation
              Accumulation unit value at   Accumulation unit value   units outstanding at the
             the beginning of the period    at the end of the year        end of the year
             ---------------------------   -----------------------   ------------------------
2005                    10.65                       11.30                     79,340
2004                     9.97                       10.65                     82,942
2003                     8.89                        9.97                     66,359
2002                     9.66                        8.89                     44,325
2001*                   10.07                        9.66                      2,794


*    Inception date of the subaccount was 5/1/01.

     Janus Aspen Series: Janus Aspen Forty Portfolio (Institutional Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005                6.09                        6.78                     905,447
2004                5.22                        6.09                     917,752
2003                4.39                        5.22                     947,903
2002                5.28                        4.39                     796,464
2001                6.84                        5.28                     619,380
2000*               9.30                        6.84                     175,932


*    Inception date of the subaccount was 4/7/00.


    Janus Aspen Series: Janus Aspen Mid Cap Growth Portfolio (Service Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the yea         end of the year
        ---------------------------   -----------------------   ------------------------
2005                8.62                        9.53                     33,229
2004                7.26                        8.62                     31,030
2003                5.46                        7.26                     32,387
2002                7.70                        5.46                     31,886
2001*              10.01                        7.70                     23,490


*    Inception date of the subaccount was 5/1/01.


     PIMCO Variable Insurance Trust: PIMCO VIT Foreign Bond Portfolio (U.S.
                  Dollar-Hedged) (Administrative Class Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               12.52                       12.98                     171,494
2004               12.03                       12.52                     157,883
2003               11.93                       12.03                     138,930
2002               11.18                       11.93                      79,168
2001               10.53                       11.18                      34,929
2000*              10.13                       10.53                       1,720


*    Inception date of the subaccount was 6/7/00.


PIMCO Variable Insurance Trust: PIMCO VIT Low Duration Portfolio (Administrative
                                 Class Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               11.96                       11.92                     290,233
2004               11.91                       11.96                     269,421
2003               11.80                       11.91                     256,517
2002               11.18                       11.80                     194,773
2001               10.53                       11.18                     112,293
2000*               9.98                       10.53                       8,053


*    Inception date of the subaccount was 5/15/00.

            WM Variable Trust: WM Equity Income Fund (Class 2 Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               13.22                       14.34                     253,781
2004               11.29                       13.22                     143,241
2003                8.82                       11.29                      80,944
2002               10.24                        8.82                      59,632
2001*              10.05                       10.24                       7,672


*    Inception date of the subaccount was 5/1/01.

            WM Variable Trust: WM Mid Cap Stock Fund (Class 2 Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               13.17                       14.69                     69,094
2004               11.69                       13.17                     67,373
2003                9.30                       11.69                     60,041
2002               10.54                        9.30                     49,232
2001*              10.07                       10.54                     19,753


*    Inception date of the subaccount was 5/1/01.

          WM Variable Trust: WM Small Cap Growth Fund (Class 2 Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005                8.68                        8.38                     66,612
2004                8.42                        8.68                     62,519
2003                5.00                        8.42                     57,862
2002                9.61                        5.00                     51,022
2001*              10.17                        9.61                     11,224


*    Inception date of the subaccount was 5/1/01.


          WM Variable Trust: WM West Coast Equity Fund (Class 2 Shares)



                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005*              10.05                       11.60                      2,084



*    Inception date of the subaccount was 5/12/05.


 WM Variable Trust: WM SAM Balanced Portfolio (Class 2 Shares) (Strategic Asset
                          Management (SAM) Portfolios)


                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               13.15                       13.71                    1,041,915
2004               12.14                       13.15                      765,221
2003               10.05                       12.14                      357,490
2002*               9.84                       10.05                       29,117


*    Inception date of the subaccount was 9/3/02.

   WM Variable Trust: WM SAM Conservative Balanced Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               12.44                       12.81                     161,211
2004               11.70                       12.44                     135,472
2003               10.15                       11.70                      75,752
2002*               9.90                       10.15                         435


*    Inception date of the subaccount was 9/3/02.

    WM Variable Trust: WM SAM Conservative Growth Portfolio (Class 2 Shares)
                 (Strategic Asset Management (SAM) Portfolios)


                                                                 Number of accumulation
         Accumulation unit value at   Accumulation unit value   units outstanding at the
        the beginning of the period    at the end of the year        end of the year
        ---------------------------   -----------------------   ------------------------
2005               13.82                       14.54                     777,010
2004               12.56                       13.82                     573,520
2003                9.92                       12.56                     307,633
2002*               9.75                        9.92                      15,242


*    Inception date of the subaccount was 9/3/02.

WM Variable Trust: WM SAM Flexible Income Portfolio (Class 2 Shares) (Strategic
                       Asset Management (SAM) Portfolios)


        Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
            beginning of the period              end of the year          outstanding at the end of the year
        ------------------------------   ------------------------------   ----------------------------------
2005                 11.96                            12.16                             76,407
2004                 11.42                            11.96                             82,119
2003                 10.24                            11.42                             17,038
2002*                 9.97                            10.24                              3,059


*    Inception date of the subaccount was 9/3/02.

WM Variable Trust: WM SAM Strategic Growth Portfolio (Class 2 Shares) (Strategic
                       Asset Management (SAM) Portfolios)


        Accumulation unit value at the   Accumulation unit value at the      Number of accumulation units
            beginning of the period              end of the year          outstanding at the end of the year
        ------------------------------   ------------------------------   ----------------------------------
2005                 14.28                            15.14                             491,988
2004                 12.87                            14.28                             411,883
2003                  9.83                            12.87                             199,785
2002*                 9.68                             9.83                               3,532


*    Inception date of the subaccount was 9/3/02.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     In the event of any substitution or change of the underlying portfolios, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of owners and annuitants, and subject to any approvals that may be required under applicable law, the variable account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other of our variable accounts, or the assets may be transferred to another variable account. In addition, we may, when permitted by law, restrict or eliminate any voting rights you have under the Contracts.

RESOLVING MATERIAL CONFLICTS

     The funds currently sell shares to registered separate accounts of insurance companies other than us to support other variable annuity contracts and variable life insurance contracts. In addition, our other separate accounts and separate accounts of other affiliated life insurance companies may purchase some of the funds to support other variable annuity or variable life insurance contracts. Moreover, qualified retirement plans may purchase shares of some of the funds. As a result, there is a possibility that an irreconcilable material conflict may arise between your interests as a Contract owner and the interests of persons owning other contracts investing in the same funds. There is also the possibility that a material conflict may arise between the interests of owners generally, or certain classes of owners, and participating qualified retirement plans or participants in such retirement plans.

     We currently do not foresee any disadvantages to you that would arise from the sale of fund shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of each fund will monitor events related to its fund in order to identify any material irreconcilable conflicts that might possibly arise as a result of such fund offering its shares to support both variable life insurance contracts and variable annuity contracts, or support the variable life insurance contracts and/or variable annuity contracts issued by various affiliated and unaffiliated insurance companies. In addition, the management of the funds will monitor the funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans, if applicable.

     In the event of such a conflict, the management of the appropriate fund would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that the response of the funds to any such conflict does not sufficiently protect you, then we will take our own appropriate action, including withdrawing the variable account's investment in such funds, as appropriate.

VOTING RIGHTS

     We determine the number of votes you may cast by dividing your Contract Value in a subaccount by the net asset value per share of the portfolio in which that subaccount invests. We determine the number of votes available to you as of the same date that the fund establishes for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. We will solicit voting instructions by sending you written materials before the fund's meeting in accordance with the fund's procedures.

THIRD PARTY ADMINISTRATION AGREEMENT

     We have entered into a Master Administration Agreement (the "Agreement") with McCamish Systems, L.L.C. ("McCamish"), a limited liability company organized and existing under the laws of Georgia. McCamish has its principal business address at 6452 Powers Ferry Road, Third Floor, Atlanta, Georgia 30339. Under the Agreement, McCamish provides, at the Service Center, significant administrative services for the Contract and the Variable Account, including the processing of all premium payments, requests for transfers, partial withdrawals, and surrenders, and the calculation of accumulation unit values for each Contract and the variable account.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS


     We hold the title to the assets of the variable account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account. We and our agent, McCamish, maintain records of all purchases and redemptions of portfolio shares held by each of the subaccounts. Additional protection for the assets of the variable account is provided by a blanket fidelity bond issued by Federal Insurance Company to Farmers Group, Inc., providing coverage of $30,000,000 in the aggregate and $15,000,000 per occurrence (subject to a $1,000,000 deductible) for all officers and employees of Farmers Group, Inc.


DISTRIBUTION OF THE CONTRACTS

     We offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

     FFS serves as the principal underwriter for the Contracts. FFS is a Nevada limited liability company and its home office is located at 2423 Galena Avenue, Simi Valley, California 93065. FFS is affiliated with Farmers through Farmers' parent that provides management-related services to the parent companies of FFS. FFS is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates. FFS is a member of NASD, Inc and of the Securities Investor Protection Corporation. Currently, the Contracts are sold through FFS' sales representatives who are appointed as our insurance agents.

     We pay commissions to FFS for sales of the Contracts by its sales representatives. FFS received sales commissions with respect to the Contracts in the following amounts during the periods indicated:

FISCAL      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS
 YEAR    COMMISSIONS PAID TO FFS*   RETAINED BY AS PRINCIPAL UNDERWRITER
------   ------------------------   ------------------------------------
2003           $4,472,165.67                          0
2004           $4,075,892.92                          0
2005           $3,122,881.05                          0


*    Includes sales compensation paid to registered persons of FFS.


     FFS passes through commissions it receives as principal underwriter and does not retain any portion of it in return for its services as principal underwriter for the Contracts. As a selling firm, FFS retained approximately $888,098 in commissions in 2005.


     We pay for certain of FFS' operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of FFS: sales representative training materials; marketing materials and advertising expenses; and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation for FFS' sales representatives and managers. FFS' sales representatives and their managers are also eligible for various cash benefits, such as production incentive bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we and our affiliates may provide jointly with FFS.

     We may pay FFS additional cash amounts for: (1) exclusively offering the Contracts; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for FFS' sales representatives; and (4) other sales expenses incurred by them. We may make bonus payments to FFS based on aggregate sales or persistency standards.

LEGAL MATTERS


     Brian E. Kreger, Esq., Vice President, Corporate Secretary, and General Counsel, Farmers New World Life Insurance Company, has passed upon all matters relating to Washington law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts. Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.


EXPERTS


     The financial statements as of December 31, 2005 and 2004 and for each of the three years in the periods ended December 31, 2005 included in this Statement of Additional Information in the Registration Statement have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, 1420 Fifth Avenue, Suite 1900, Seattle, Washington 98101, given on the authority of said firm as experts in auditing and accounting.


OTHER INFORMATION

     We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. The Statement of Additional Information does not include all of the information set forth in the registration statement, amendments and exhibits. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

FINANCIAL STATEMENTS


     The audited balance sheets of Farmers New World Life Insurance Company as of December 31, 2005 and 2004, and the related statements of income, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005, as well as the Report of Independent Auditors are contained herein. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contracts.



     The audited financial statements for the Farmers Annuity Separate Account A as of December 31, 2005, and for the periods then ended, as well as the Report of the Independent Registered Public Accounting Firm, are also contained herein.

INDEX TO FINANCIAL STATEMENTS

FARMERS NEW WORLD LIFE INSURANCE COMPANY

     Report of Independent Auditors


     Balance Sheets, December 31, 2005 and 2004



     Statements of Income For the Years Ended December 31, 2005, 2004 and 2003



     Statements of Comprehensive Income For the Years Ended December 31, 2005, 2004 and 2003



     Statements of Stockholder's Equity For the Years Ended December 31, 2005, 2004 and 2003



     Statements of Cash Flows For the Years Ended December 31, 2005, 2004 and
     2003


     Notes to Financial Statements

FARMERS ANNUITY SEPARATE ACCOUNT A

     Report of Independent Registered Public Accounting Firm


     Statement of Assets and Liabilities, December 31, 2005



     Statement of Operations for the Period Ended December 31, 2005



     Statement of Changes in Net Assets for the Periods Ended December 31, 2005 and 2004


     Notes to Financial Statements

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
INDEX
DECEMBER 31, 2005 AND 2004

                                                                         PAGE(S)
                                                                         -------
REPORT OF INDEPENDENT AUDITORS........................................        1

FINANCIAL STATEMENTS

Balance Sheets........................................................      2-3

Statements of Income..................................................        4

Statements of Comprehensive Income....................................        5

Statements of Stockholder's Equity....................................        6

Statements of Cash Flows..............................................      7-8

Notes to Financial Statements.........................................     9-38

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of Farmers New World Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, stockholder's equity, and cash flows present fairly, in all material respects, the financial position of Farmers New World Life Insurance Company (a wholly owned subsidiary of Farmers Group, Inc.) (the "Company") at December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
Seattle, Washington


March 22, 2006

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS
DECEMBER 31, 2005 AND 2004

(in thousands of dollars)                                                 2005         2004
                                                                       ----------   ----------
ASSETS
Investments (Note 3)
   Bonds, classified as available-for-sale, at fair value
      (cost: $5,381,602 and $5,251,718)                                $5,448,252   $5,458,875
   Redeemable preferred stocks, classified as available-for-sale,
      at fair value (cost: $3,892 and $4,526)                               4,157        4,606
   Nonredeemable preferred stocks, classified as available-for-sale,
      at fair value (cost: $9,975 and $10,324)                             12,931       13,579
   Common stocks, classified as available-for-sale, at fair value
      (cost: $20,978 and $58,697)                                          26,608       71,985
   Mortgage loans on real estate, at amortized cost,
      net of allowance for losses                                             427        1,265
   Investment real estate, net of accumulated depreciation
      and allowance for losses                                            105,447       70,674
   Surplus note and certificates of contribution of the P&C
      Group (Note 17)                                                          --      490,500
   Policy loans                                                           254,185      255,493
   Joint ventures and partnerships (Note 4)                                24,502        5,567
   S&P 500 call options, at fair value
      (cost: $27,061 and $34,733) (Note 15)                                 2,481        2,498
                                                                       ----------   ----------
         Total investments                                              5,878,990    6,375,042
Cash and cash equivalents                                                 100,977       20,969
Accrued investment income                                                  71,915       78,817
Receivables from affiliates (Note 16)                                     797,471      797,789
Other receivables                                                         289,855      217,000
Deferred policy acquisition costs                                         766,291      698,451
Value of business acquired (Note 6)                                       204,102      218,154
Property and equipment, net of accumulated depreciation of $22,548
   and $27,007                                                              3,336       16,390
Securities lending collateral (Note 7)                                    308,054      123,329
Other assets                                                                1,534          921
Separate accounts                                                         319,906      252,930
                                                                       ----------   ----------
         Total assets                                                  $8,742,431   $8,799,792
                                                                       ==========   ==========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
BALANCE SHEETS
DECEMBER 31, 2005 AND 2004

(in thousands of dollars)                                          2005         2004
                                                                ----------   ----------
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals
   Future policy benefits                                       $4,918,444   $4,740,559
   Policy claims                                                    50,686       48,871
                                                                ----------   ----------
      Total policy liabilities and accruals                      4,969,130    4,789,430
                                                                ==========   ==========
Other policyholder funds and dividends                             373,832      366,214
                                                                ==========   ==========
Accrued expenses and other liabilities
   Securities lending liability (Note 7)                           308,054      123,329
   Proceeds held-Securaccount                                       61,285       68,407
   Payable to affiliates (Note 16)                                 880,821      854,390
   Other liabilities                                               126,009      112,719
   Separate accounts                                               319,906      252,930
                                                                ----------   ----------
      Total accrued expenses and other liabilities               1,696,075    1,411,775
                                                                ==========   ==========
Income taxes (Note 8)
   Current                                                           2,989        6,431
   Deferred                                                        175,538      188,591
                                                                ----------   ----------
      Total income taxes                                           178,527      195,022
                                                                ==========   ==========
      Total liabilities                                          7,217,564    6,762,441
                                                                ==========   ==========
Stockholder's equity
   Common stock ($1 par value - 25,000,000 shares authorized,
      6,600,000 shares issued and outstanding at 2005 and
      2004, respectively)                                            6,600        6,600
   Additional paid-in capital                                      994,246      994,246
   Accumulated other comprehensive income, net of deferred
      tax of $18,563 and $58,363                                    34,474      108,389
   Retained earnings (Note 10)                                     489,547      928,116
                                                                ----------   ----------
      Total stockholder's equity                                 1,524,867    2,037,351
                                                                ==========   ==========
      Total liabilities and stockholder's equity                $8,742,431   $8,799,792
                                                                ==========   ==========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

(in thousands of dollars)                                 2005       2004       2003
                                                        --------   --------   --------
REVENUES
Net premiums earned (Note 11)                           $199,520   $182,419   $179,020
Universal life and annuity policy charges                255,925    242,538    228,876
Net investment income (Note 3)                           345,404    355,852    342,230
Net realized investment gains (losses) (Note 3)           18,003     37,658     21,094
Impairment losses on investments (Note 3)                 (2,093)    (9,588)   (31,279)
Other income (loss)                                        7,365    (10,767)    (3,863)
                                                        --------   --------   --------
      Total revenues                                     824,124    798,112    736,078
                                                        ========   ========   ========
BENEFITS AND EXPENSES
Death and other benefits (Note 11)                       199,462    192,304    190,500
Increase in liability for future life policy benefits     31,419     30,953     31,378
Interest credited to policyholders                       183,362    176,775    178,052
Underwriting, acquisition and insurance expenses
   Amortization of deferred policy acquisition costs     100,469     88,638     71,753
   Amortization of value of business acquired             19,722     19,992     17,807
   Life commissions, net of reinsurance (Note 11)        (37,303)   (29,227)   (25,983)
   General and administrative expenses                    74,878     70,892     62,755
                                                        --------   --------   --------
      Total benefits and expenses                        572,009    550,327    526,262
                                                        ========   ========   ========
      Income before provision for income taxes           252,115    247,785    209,816
                                                        ========   ========   ========
PROVISION (BENEFIT) FOR INCOME TAXES (NOTE 8)
Current                                                   53,437     59,703     90,544
Deferred                                                  26,747     27,159    (16,906)
                                                        --------   --------   --------
      Total provisions for income taxes                   80,184     86,862     73,638
                                                        ========   ========   ========
      Net income                                        $171,931   $160,923   $136,178
                                                        ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

(in thousands of dollars)                                  2005       2004       2003
                                                         --------   --------   --------
NET INCOME                                               $171,931   $160,923   $136,178
                                                         --------   --------   --------
Other comprehensive income, net of tax
   Unrealized holding gains (losses) on securities
      Unrealized holding (losses) gains on securities,
      net of tax (benefit) provision of ($48,169),
      $12,437, and ($12,304)                              (89,457)    23,097    (22,850)
   Reclassification adjustment for (gains) losses
      included in net income, net of tax (provision)
      benefit of ($3,728), ($7,887), and $3,294            (6,923)   (14,647)     6,118
                                                         --------   --------   --------
      Net unrealized holding (losses) gains
         on securities, net of tax (benefit) provision
         of ($51,897), $4,550, and ($9,010)               (96,380)     8,450    (16,732)
   Effect of the change in net unrealized gains
      and losses on other insurance accounts,
      net of tax provision (benefit) of $12,097,
      ($2,374), and $6,725                                 22,465     (4,408)    12,490
                                                         --------   --------   --------
      Other comprehensive (loss) income                   (73,915)     4,042     (4,242)
                                                         --------   --------   --------
      Comprehensive income                               $ 98,016   $164,965   $131,936
                                                         ========   ========   ========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                                                                      ACCUMULATED
                                                                        ADDITIONAL       OTHER                       TOTAL
                                                                COMMON    PAID-IN    COMPREHENSIVE    RETAINED   STOCKHOLDER'S
(in thousands of dollars)                                        STOCK    CAPITAL    INCOME (LOSS)    EARNINGS       EQUITY
                                                                ------  ----------   -------------   ---------   -------------
BALANCES AT DECEMBER 31, 2002                                   $6,600   $994,246      $108,589      $ 868,615    $1,978,050
Net income                                                          --         --            --        136,178       136,178
Unrealized losses on available-for-sale investments arising
   during the period, net of tax of ($12,304)                       --         --       (22,850)            --       (22,850)
Reclassification adjustment for losses included in net income,
   net of tax of $3,294                                             --         --         6,118             --         6,118
Change in effect of unrealized gains on other insurance
   accounts, net of tax of $6,725                                   --         --        12,490             --        12,490
Dividends paid                                                      --         --            --       (120,000)     (120,000)
                                                                ------   --------      --------      ---------    ----------
BALANCES AT DECEMBER 31, 2003                                   $6,600   $994,246      $104,347      $ 884,793    $1,989,986
Net income                                                          --         --            --        160,923       160,923
Unrealized gains on available-for-sale investments arising
   during the period, net of tax of $12,437                         --         --        23,097             --        23,097
Reclassification adjustment for gains included in net income,
   net of tax of ($7,887)                                           --         --       (14,647)            --       (14,647)
Change in effect of unrealized gains on other insurance
   accounts, net of tax of ($2,374)                                 --         --        (4,408)            --        (4,408)
Dividends paid                                                      --         --            --       (117,600)     (117,600)
                                                                ------   --------      --------      ---------    ----------
BALANCES AT DECEMBER 31, 2004                                   $6,600   $994,246      $108,389      $ 928,116    $2,037,351
Net income                                                          --         --            --        171,931       171,931
Unrealized gains on available-for-sale investments arising
   during the period, net of tax of ($48,169)                       --         --       (89,457)            --       (89,457)
Reclassification adjustment for gains included in net income,
   net of tax of ($3,728)                                           --         --        (6,923)            --        (6,923)
Change in effect of unrealized gains on other insurance
   accounts, net of tax of $12,097                                  --         --        22,465             --        22,465
Dividends paid                                                      --         --            --       (610,500)     (610,500)
                                                                ------   --------      --------      ---------    ----------
BALANCES AT DECEMBER 31, 2005                                   $6,600   $994,246      $ 34,474      $ 489,547    $1,524,867
                                                                ======   ========      ========      =========    ==========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

(in thousands of dollars)                                                  2005          2004          2003
                                                                       -----------   -----------   -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                             $   171,931   $   160,923   $   136,178
Adjustments to reconcile net income to net cash provided by
   operating activities
   Interest credited to universal life and investment-type contracts       159,168       153,870       155,548
   Realized investment (gains) losses                                      (18,005)      (37,658)      (21,094)
   Impairment losses on investments                                          2,093         9,588        31,279
   Amortization of deferred policy acquisition costs and value
      of business acquired                                                 120,191       108,630        89,560
   Amortization of bond and mortgage-backed security discount
      and premium, net                                                      24,328        16,407        22,142
   Capitalization of deferred policy acquisition costs and
      value of business acquired, net                                     (139,417)     (142,281)     (125,376)
   Deferred income tax expense (benefit)                                    26,747        27,159       (16,906)
   Depreciation                                                              5,371         6,081         6,587
   Cash provided by (used in) changes in operating assets
      and liabilities
      Federal and state income taxes payable                                (3,442)      (10,315)       17,872
      Life insurance policy liabilities                                     95,778        61,912        97,495
      Other policyholder funds                                               7,619        12,742        23,592
      Other                                                                (83,828)      (34,920)       (9,652)
                                                                       -----------   -----------   -----------
         Net cash provided by operating activities                         368,534       332,138       407,225
                                                                       ===========   ===========   ===========
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of bonds and stocks available for sale                         (1,557,913)   (1,643,976)   (1,970,214)
Proceeds from sales or maturities of bonds and stocks
   available for sale                                                    1,453,054     1,393,308     1,451,178
Proceeds from notes receivables                                                 --        22,000         3,927
Mortgage loan collections                                                      838         7,165         6,189
Purchase of investment real estate                                         (29,880)       (1,466)       (1,674)
Purchase of joint ventures and partnerships                                (19,944)           --            --
Proceeds from sale of investment real estate                                21,458         5,002           549
Distributions from joint ventures and partnerships                           1,223            --            --
Decrease (increase) in policy loans, net                                     1,308        (5,782)       (8,119)
Proceeds from sale of capital assets                                        38,246            --            --
Deferred gain from sale of capital assets                                  (26,008)           --            --
Purchase of capital assets                                                  (1,626)       (1,233)       (1,106)
Purchase of options                                                           (221)         (325)         (267)
Proceeds from sales or maturities of options                                   268         1,225            --
Proceeds from sale of joint venture                                             --         4,937            --
Other                                                                         (210)       (5,418)       (9,548)
                                                                       -----------   -----------   -----------
         Net cash used in investing activities                            (119,407)     (224,563)     (529,085)
                                                                       ===========   ===========   ===========

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

(in thousands of dollars)                                           2005        2004        2003
                                                                 ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Cash dividends paid                                              $(120,000)  $(117,600)  $(120,000)
Universal life and investment-type contract deposits               495,511     543,277     563,120
Universal life and investment-type contract withdrawals
   and maturities                                                 (572,735)   (538,186)   (483,967)
Payments on notes payable                                              (54)         --          --
Other                                                               28,159          --          --
                                                                 ---------   ---------   ---------
      Net cash used in financing activities                       (169,119)   (112,509)    (40,847)
                                                                 ---------   ---------   ---------
      Increase (decrease) in cash and cash equivalents              80,008      (4,934)   (162,707)
CASH AND CASH EQUIVALENTS
Beginning of year                                                   20,969      25,903     188,610
                                                                 ---------   ---------   ---------
End of year                                                      $ 100,977   $  20,969   $  25,903
                                                                 =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year
   Income taxes                                                  $  56,879   $  70,036   $  51,056
   Interest paid                                                       213          --          --
SUPPLEMENTAL DISCLOSURES OF NONCASH INVESTING AND
   FINANCING ACTIVITIES
Noncash settlement of fixed income security with joint venture   $      --   $   5,541   $      --
Transfer of surplus note and certificate of contributions
   to Farmers Group, Inc.                                          490,500          --          --
Notes Payable of WVGRR Properties, LLC (Note 9)                     24,855          --          --

    The accompanying notes are an integral part of the financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

1.   THE COMPANY AND NATURE OF OPERATIONS

     THE COMPANY

     The accompanying financial statements include the accounts of Farmers New World Life Insurance Company (the "Company"), a wholly owned subsidiary of Farmers Group, Inc. ("FGI"), whose ultimate parent is Zurich Financial Services Group ("ZFS"). FGI, an insurance holding company that provides management services, is attorney-in-fact for 3 inter-insurance exchanges and their subsidiaries ("Exchanges" or "P&C Group") and owns the Company and a reinsurance company, Farmers Reinsurance Company.

     In December 1988, BATUS Inc. ("BATUS") a subsidiary of B.A.T. Industries p.l.c. ("B.A.T"), acquired 100% ownership of FGI and its subsidiaries for $5,212,619,000 in cash, including related expenses, through its wholly owned subsidiary, BATUS Financial Services. Immediately thereafter, BATUS Financial Services was merged into FGI. The acquisition was accounted for as a purchase and, accordingly, the acquired assets and liabilities were recorded in the Company's balance sheet based on their estimated fair values at December 31, 1988.

     At the time of purchase, a portion of the purchase price, $530,076,000, was assigned to the Company's value of business acquired ("VOBA"), which represented an actuarial determination of the expected profits from the business in-force at the date of B.A.T.'s acquisition of FGI.

     In September 1998, the financial services businesses of B.A.T, which included the Company, were merged with Zurich Insurance Company ("ZIC"). The business of ZIC and the financial services businesses of B.A.T were transferred to Zurich Group Holding ("ZGH"), formerly known as ZFS, a Swiss holding company with headquarters in Zurich, Switzerland. This merger was accounted for by ZGH as a pooling of interests under International Financial Reporting Standards ("IFRS").

     NATURE OF OPERATIONS

     The Company concentrates its sales activities in the individual life insurance and annuity markets. Principal lines of business include traditional whole life, universal life and variable universal life, as well as term life insurance products. Additionally, the Company issues flexible and single premium deferred annuities, single premium immediate annuities, equity-indexed annuities, as well as variable annuity products. In October 2005, the Company introduced Critical Illness riders available on the level term (20 or 30 year) policies.

     The Company and the Exchanges operate using federally registered trade names, including Farmers Insurance Group of Companies, Farmers Insurance Group, and Farmers. In addition, the Company and the Exchanges distribute their respective insurance products through a common network of independent agents and district managers. As of December 31, 2005, this network consisted of approximately 13,500 independent agents and approximately 500 district managers, each of whom is an independent contractor. In 2003, Washington Mutual was added as a distribution channel for the newly introduced accumulator variable universal life product. This distribution channel was discontinued in 2004.

     Each agent is required to first submit business to the insurers in the Farmers Insurance Group of Companies within the classes and lines of business written by such insurers.

     The Company is currently licensed in 49 states, and the District of Columbia.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     During 2002, the Company had exited the business of writing structured settlements. This decision to exit the structured settlement market was driven by A.M. Best's change in rating of the Company from A+ (superior) to A (excellent) as brokers often only place structured settlements with companies rated A+ or better. As of December 31, 2005, the Company is continuing to service the approximately 5,100 structured settlement cases in force. As of December 31, 2005, 2004 and 2003 the structured settlement business represented only 0.02%, 2.60% and 0.90% of the Company's income before provision for income taxes, respectively.

     In August 2003, Continental Casualty Company ("CNA") withdrew from reinsuring new Long Term Care ("LTC") issues. The Company evaluated other potential carriers and concluded not to develop a new LTC product, underwrite or distribute another company's product. Although CNA no longer reinsures new business, it will continue to administer the more than 5,600 of the Company's in-force contracts as of December 31, 2005.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     REVENUE RECOGNITION

     Premiums for traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. Accident and health insurance premiums are recognized as revenue pro rata over the terms of the contract.

     Revenues associated with universal life, variable universal life products and other investment type contracts consist of policy charges for the cost of insurance, policy administration fees, surrender charges, and investment income on assets allocated to support policyholder account balances on deposit. Revenues for fixed and variable annuity products and contracts without life contingencies consist of investment income on assets allocated to support policyholder account balances on deposit, mortality charges for variable annuities, administrative charges for variable annuities and equity-indexed annuities, and surrender charges for variable annuities and flexible payment annuities. Consideration received for interest-sensitive insurance, annuity products and contracts without life contingencies are recorded as a liability when received. Policy withdrawal and other charges are recognized as revenue when assessed.

     BENEFITS AND EXPENSES

     Benefits and expenses, other than deferred policy acquisition costs, are recognized when incurred.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     INVESTMENTS

     The Company has classified all investments in fixed maturities and equity securities as available-for-sale. Accordingly, these securities are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder's equity. As of December 31, 2005 and 2004, there were no securities designated as held to maturity or trading. All security transactions are recorded on a trade date basis, except for private placement securities which are recorded on their funding date.

     Discounts and premiums on fixed maturity investments are amortized, using the interest method, over the term of the security, or in the case of mortgage-backed securities, over the estimated life of the security. Such amortization is included in net investment income.

     Changes in interest rates have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the carrying value of available for sale fixed maturity securities, with an offsetting effect on stockholder's equity, net of the effects of amortization of deferred acquisition costs and deferred income taxes, when applicable. If a decline in the fair value of an individual fixed income investment is considered to be other than temporary, the difference between amortized book value and fair value is recorded as a realized investment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the net book value of individual investments.

     If a decline in the fair value of an individual equity investment is considered to be other than temporary, the difference between original cost and fair value is recorded as a realized investment loss. Fair value is based on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the cost of the individual securities.

     The Company regularly reviews its investment portfolio to determine whether declines in the value of investments are other than temporary as defined by the Financial Accounting Standards Board ("FASB") in the Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"). The Company's review for declines in value includes analyzing historical and forecasted financial information as well as reviewing the market performance of similar types of investments.

     The fair values of investments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, these estimates may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. No valuation allowance has been established as of December 31, 2005 and 2004. The Company measures impaired loans based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral, if the loan is collateral dependent. No material amounts were recognized for impaired loans in the periods presented.

     Real estate, including related improvements, is stated at the lower of cost less accumulated depreciation or market value. Depreciation is provided on a straight-line basis over 35 years, the estimated life of the properties. Accumulated depreciation for real estate as of December 31, 2005 and 2004 was approximately $24,561,000 and $36,815,000, respectively. Cost is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated net realizable value less selling costs with the impairment loss being included in impairment losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Valuation allowances on real estate available for sale are computed using the lower of depreciated cost or estimated fair value, net of disposition costs. There was no valuation allowance for real estate as of December 31, 2005 and 2004. Impairment losses of approximately $1,259,000 and $775,000 were recognized in 2005 and 2003, respectively. No impairment loss was recognized in 2004.

     Policy loans are stated at unpaid balances, which approximate fair value.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Partnership and joint venture interests in which the Company has control or majority ownership interest are consolidated. Partnership and joint venture interests where the Company does not have control or majority interest are accounted for under the equity method.

     S&P 500 call options are purchased as economic hedges against the interest liabilities generated on the equity-indexed annuity products. These call options are carried at an estimated fair value based on stock price, strike price, time to expiration, interest rates, dividends, and volatility using the methodology of the Black-Scholes option pricing formula.

     The S&P 500 call options effectively hedge the annuity contracts since they are both purchased and sold with identical parameters. Periodically, the value of the assets ("S&P 500 call options") is matched to the potential liability ("annuity contracts") to ensure the hedge has remained effective. The annuities were written based on a 7 year investment term, absent early termination by participants. Therefore, the anticipated hedge transaction (i.e. payment of interest to the policyholder at the end of the investment term and maturity of the S&P 500 call option) for each annuity is generally expected to occur in 7 years or less. For the years ended December 31, 2005 and 2004, the amount of unrealized hedging losses was approximately $34,787,000 and $34,867,000, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     The S&P 500 call options are carried at estimated fair value. Unrealized gains and losses resulting from changes in the estimated fair value of the call options are recorded as an adjustment to the interest liability credited to policyholders. In addition, realized gains and losses from maturity or termination of the S&P 500 call options are offset against the interest credited to policyholders during the period incurred. Premiums paid on S&P 500 call options are amortized to net investment income over the term of the contracts.

     DEFERRED POLICY ACQUISITION COSTS

     Costs that vary with, and are related primarily to, the production of new business have been deferred to the extent that they are deemed recoverable. Such costs include commissions, certain costs of policy issuance and underwriting, and certain agency expenses. For universal life insurance contracts and investment-type products, such costs are being amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges, investment results, mortality and expense margins and actual realized gains or losses on investments over the expected life of the contracts. The Company regularly reviews and revises its estimates of future gross profit margins to be realized from this group of products. Interest rates are based on rates in effect during the period. The effects on the amortization of deferred policy acquisition costs of revisions to estimated gross margins and profits are reflected in earnings in the period such estimated gross margins and profits are revised.

     Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     Deferred policy acquisition costs for nonparticipating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Deferred policy acquisition costs include amounts associated with the unrealized gains and losses recorded as other comprehensive income, a component of stockholder's equity. Accordingly, deferred policy acquisition costs are increased or decreased for the impact of estimated future gross profits as if net unrealized gains or losses on securities had been realized at the balance sheet date. Net unrealized gains or losses on securities within other comprehensive income also reflect this impact.

     In relation to its traditional life products, the Company evaluates the need for a premium deficiency reserve and utilizes anticipated investment income in the calculation of the premium deficiency reserve. As of December 31, 2005, the Company has not established any premium deficiency reserves based on this calculation.

     VALUE OF BUSINESS ACQUIRED

     The present value of the business acquired in the merger with B.A.T is being amortized over its actuarially determined useful life, which is consistent with the estimated decline in life insurance business that was in-force at the time of the merger.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

     Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation of property and equipment has been provided using the straight-line method with estimated useful lives of 10 to 45 years for buildings and improvements and 3 to 5 years for capitalized software, furniture, and equipment.

     The Company capitalizes software purchased from third parties or internally generated if the related software product under development has reached technological feasibility. Costs incurred prior to the establishment of technical feasibility are expensed as incurred. As of December 31, 2005 and 2004, unamortized software costs were approximately $2,001,000 and $3,341,000, respectively. The Company amortizes software costs over a 3 to 5 year period and amortized approximately $1,776,000, $2,437,000 and $2,417,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

     LONG-LIVED ASSETS

     Long-lived assets and certain identifiable intangibles to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. No such impairments have occurred.

     SEPARATE ACCOUNTS

     The Company issues variable universal life and deferred variable annuity contracts. The assets and liabilities held for variable universal life, Accumulator VUL, and deferred variable annuity contracts are held in the Separate Accounts (the "Accounts"), which are legally segregated from the general assets of the Company. As of December 31, 2005, there were 37 sub-accounts available for the initial products and 23 sub-accounts available for the Accumulator VUL. The sub-accounts invest in underlying mutual fund portfolios (collectively, the "Funds"). Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that same portfolio. The deposits collected for variable contracts are invested at the direction of the contract holders in the sub-accounts that comprise the Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value, the contract holders bear the investment risk that the sub-accounts may not meet their stated investment objectives.


     The assets of the Accounts are carried at fair value. The Accounts' liabilities represent the contract holders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Accounts accrue directly to the contract holders and, therefore, are not included in the Company's statements of income and comprehensive income. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. There were no gains and losses on transfers of assets from the general account to the separate account for the years ended December 31, 2005 and 2004.


     POLICY LIABILITIES AND ACCRUALS

     Liabilities for future policy benefits for traditional life policies are computed principally on a net level premium method reflecting estimated future investment yields, mortality, morbidity, and withdrawals. Interest rate assumptions range from 2.25% to 8.05% depending upon the year of issue. Mortality is calculated principally using select and ultimate tables in common usage in the industry, modified for Company experience, and withdrawals are estimated based primarily on experience.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     Liabilities for future policy benefits on universal life, variable universal life products and fixed and variable annuity products are determined under the retrospective deposit method and consist principally of policy values before any surrender charges. Liabilities for future policy benefits on contracts not involving life contingencies are recorded when the payments are received.

     Unpaid policy claims include claims in the course of settlement and a provision for claims incurred but not reported, based on past experience.

     CASH AND CASH EQUIVALENTS

     The Company considers all investments purchased with an original maturity of 3 months or less to be cash equivalents.

     INCOME TAXES

     The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the differences are expected to be recovered or settled.

     FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

     The Company's financial instruments that are exposed to concentrations of credit risk consist primarily of cash, investments, and reinsurance receivables and payables.

     The Company cedes insurance risk to various A.M. Best rated reinsurance companies rated A- or better by A.M. Best. The Company's management reviews the financial strength of its reinsurers at the inception of a reinsurance contract and periodically thereafter, for the purpose of assessing the financial ability of the reinsurers to perform. Management believes that its reinsurers have the financial strength to perform on their financial obligations.

     The Company places its cash with high credit quality institutions. At times, such amounts may be in excess of the FDIC insurance limits. Management believes that risk with respect to these balances is minimal, due to the high credit quality of the depositories.

     BUSINESS RISKS

     The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to what, if any, future legislation might be enacted, or if enacted, whether such legislation would include provisions with possible negative effects on the Company's life and annuity products.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     NEW ACCOUNTING PRONOUNCEMENTS

     In November 2005, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. The adoption of FSP 115-1 and FAS 124-1 is not expected to have a material impact on the Company's financial statements.

     In September 2005, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standard ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

     In May 2005, the FASB issued SFAS 154, Accounting Changes and Error Corrections ("SFAS 154"). SFAS 154 replaces Accounting Principles Board Opinion No. 20, Accounting Changes and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. It also changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 is not expected to have a material impact on the Company's financial statements.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

3.   INVESTMENTS

     INVESTMENT INCOME

     The components of investment income, by type of investment, for the years ended December 31, 2005, 2004 and 2003 are as follows:

(in thousands of dollars)                         2005       2004       2003
                                                --------   --------   --------
Bonds                                           $301,083   $301,333   $279,960
Common and preferred stocks                        2,103      3,394      4,139
Mortgage loans on real estate                         83        363        601
Investment real estate                            12,406     12,441     12,996
Surplus note and certificates of contribution
   of the P&C Group                               23,504     33,122     37,094
Policy loans                                      19,191     19,120     18,533
Joint ventures and partnerships                      458        155        340
Short-term investments                             1,491        287      1,030
Notes receivable                                      --        488      2,861
Other                                              1,259        437        308
                                                --------   --------   --------
   Gross investment income                       361,578    371,140    357,862
Less: Investment expenses                         16,174     15,288     15,632
                                                --------   --------   --------
   Net investment income                        $345,404   $355,852   $342,230
                                                ========   ========   ========

     The Company's investment expenses included approximately $655,000, $620,000, and $490,000, in 2005, 2004 and 2003, respectively that were paid to its parent company, FGI.

     In April 2002, the Company's investment management was transferred to Deutsche Asset Management through the sale of Zurich Scudder Investments ("ZSI"), a subsidiary of Zurich Financial Services. Prior to this date, the Company's investment management was administered by ZSI. In 2005, 2004 and 2003, approximately $1,889,000, $2,054,000, and $1,967,000 respectively, of the Company's investment expenses were paid to Deutsche Asset Management.

     In 2005, 2004 and 2003, the Company's investment expenses included approximately $149,000, $162,000, and $149,000 respectively, that was paid to Zurich Investment Services ("ZIS").

     In 2005, 2004 and 2003, the Company's investment expenses included approximately $1,441,000, $1,489,000, and $1,575,000, respectively, that was paid to Zurich Global Investment Advisors ("ZGIA").

     In 2005 and 2004, the Company's investment expenses included approximately $294,000 and $56,000, respectively, that was paid to Prudential Private Placement Investors, L.P. These expenses were not incurred in 2003.

     In 2005, the Company's investment expenses include approximately $114,000 that was paid to BlackRock, Inc. These expenses were not incurred in 2004 and 2003.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     REALIZED GAINS AND LOSSES

     Realized investment gains (losses) on sales of investments during the years ended December 31, 2005, 2004 and 2003 are as follows:

(in thousands of dollars)           2005      2004      2003
                                  -------   -------   -------
Bonds                             $ 1,557   $12,773   $13,712
Redeemable preferred stocks            --        --        23
Nonredeemable preferred stock          60        --        --
Common stocks                       9,867    19,348     4,903
Investment real estate              6,527     1,862        (1)
Joint ventures and partnerships        --     3,629       (30)
S&P 500 call options                  (49)       48        --
Notes receivables                      --        --     2,500
Other                                  41        (2)      (13)
                                  -------   -------   -------
                                  $18,003   $37,658   $21,094
                                  =======   =======   =======

     IMPAIRMENT LOSSES

     Impairment losses for the years ended December 31, 2005, 2004 and 2003 are as follows:

(in thousands of dollars)          2005      2004      2003
                                 -------   -------   --------
Bonds                            $  (833)  $(9,482)  $(23,400)
Nonredeemable preferred stocks        --       (22)        --
Common stocks                         --       (84)    (7,104)
Investment real estate            (1,260)       --       (775)
                                 -------   -------   --------
                                 $(2,093)  $(9,588)  $(31,279)
                                 =======   =======   ========

     The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. Due to the issuers continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any objective evidence, the Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

     The following tables present amortized cost, fair value, and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005 and 2004.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     UNREALIZED GAINS AND LOSSES ON FIXED MATURITIES

     Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31, 2005 and 2004 are as follows:

                                                         GROSS        GROSS      ESTIMATED
                                          AMORTIZED   UNREALIZED   UNREALIZED       FAIR
(in thousands of dollars)                    COST        GAINS       LOSSES        VALUE
                                         ----------   ----------   ----------   ----------
2005
Fixed maturities available-for-sale
   U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies          $  369,415    $  8,806     $ (1,487)   $  376,734
   Obligations of states and political
      subdivisions                           42,717       3,985           --        46,702
   Debt securities issued by
      foreign governments                     3,146         135           --         3,281
   Corporate securities                   2,813,550      73,400      (26,928)    2,860,022
   Mortgage-backed securities             2,152,774      33,350      (24,611)    2,161,513
                                         ----------    --------     --------    ----------
                                          5,381,602     119,676      (53,026)    5,448,252
Redeemable preferred stock                    3,892         265           --         4,157
                                         ----------    --------     --------    ----------
                                         $5,385,494    $119,941     $(53,026)   $5,452,409
                                         ==========    ========     ========    ==========
2004
Fixed maturities available-for-sale
   U.S. Treasury securities and
      obligations of U.S. government
      corporations and agencies          $  348,043    $ 12,306     $   (561)   $  359,788
   Obligations of states and political
      subdivisions                           55,948       5,732           --        61,680
   Corporate securities                   2,759,066     130,739       (5,864)    2,883,941
   Mortgage-backed securities             2,088,661      75,392      (10,587)    2,153,466
                                         ----------    --------     --------    ----------
                                          5,251,718     224,169      (17,012)    5,458,875
Redeemable preferred stock                    4,526          80           --         4,606
                                         ----------    --------     --------    ----------
                                         $5,256,244    $224,249     $(17,012)   $5,463,481
                                         ==========    ========     ========    ==========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

UNREALIZED GAINS AND LOSSES ON EQUITY SECURITIES

Gross unrealized gains (losses) pertaining to nonredeemable preferred stocks and common stocks stated at fair value as of December 31, 2005 and 2004 are as follows:

(in thousands of dollars)                        GAINS     LOSSES     NET
                                                -------   -------   -------
2005
Equity securities available-for-sale
   Nonredeemable preferred stocks
      Public utilities                          $    --   $    --   $    --
      Industrial, miscellaneous and all other     2,957        --     2,957
   Common stocks
      Public utilities                              152        --       152
      Banks, trusts and insurance companies         938       (21)      917
      Industrial, miscellaneous and all other     4,944      (383)    4,561
                                                -------   -------   -------
                                                $ 8,991   $  (404)    8,587
                                                =======   =======
Less: Deferred federal income taxes                                   3,005
                                                                    -------
                                                                    $ 5,582
                                                                    =======
2004
Equity securities available-for-sale
   Nonredeemable preferred stocks
      Public utilities                          $    55   $    --   $    55
      Industrial, miscellaneous and all other     3,200        --     3,200
   Common stocks
      Public utilities                              306        --       306
      Banks, trusts and insurance companies       2,148      (168)    1,980
      Industrial, miscellaneous and all other    11,902      (900)   11,002
                                                -------   -------   -------
                                                $17,611   $(1,068)   16,543
                                                =======   =======
Less: Deferred federal income taxes                                   5,790
                                                                    -------
                                                                    $10,753
                                                                    =======

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     UNREALIZED LOSSES ON FIXED MATURITIES AND EQUITY SECURITIES

     Fair value and gross unrealized losses of fixed maturities and equity securities as of December 31, 2005 and 2004 are as follows:

                                                       UNREALIZED LOSSES LESS     UNREALIZED LOSSES
                                                           THAN 12 MONTHS         12 MONTHS OR MORE
                                                      -----------------------   ---------------------
                                                         FAIR      UNREALIZED     FAIR     UNREALIZED
(in thousands of dollars)                                VALUE       LOSSES       VALUE      LOSSES
                                                      ----------   ----------   --------   ----------
2005
Fixed maturities available-for-sale
   U.S. Treasury securities and obligations of U.S.
      government corporations and agencies            $   79,465    $   (755)   $ 37,587    $   (732)
   Corporate securities                                1,149,772     (20,915)    166,803      (6,013)
   Mortgage-backed securities                            892,658     (12,232)    304,023     (12,379)
                                                      ----------    --------    --------    --------
Total fixed maturities                                $2,121,895    $(33,902)   $508,413    $(19,124)
                                                      ==========    ========    ========    ========
Equity securities available-for-sale
   Common stocks
      Banks, trusts and insurance companies           $      287    $     (7)   $    471    $    (13)
      Industrial, miscellaneous and all other              3,155        (348)        339         (36)
                                                      ----------    --------    --------    --------
Total equity securities                               $    3,442    $   (355)   $    810    $    (49)
                                                      ==========    ========    ========    ========

2004
   U.S. Treasury securities and obligations of U.S.
      government corporations and agencies            $   68,107    $   (561)   $     --    $     --
   Corporate securities                                  365,499      (4,240)    432,228      (1,624)
   Mortgage-backed securities                            370,197      (3,440)    182,544      (7,147)
                                                      ----------    --------    --------    --------
Total fixed maturities                                $  803,803    $ (8,241)   $614,772    $ (8,771)
                                                      ==========    ========    ========    ========
Equity securities available-for-sale
   Common stocks
      Banks, trusts and insurance companies           $    1,379    $   (139)   $     --    $     --
      Industrial, miscellaneous and all other              5,939        (786)        733        (143)
                                                      ----------    --------    --------    --------
Total equity securities                               $    7,318    $   (925)   $    733    $   (143)
                                                      ==========    ========    ========    ========

     As of December 31, 2005, fixed maturities represented approximately 99% of the Company's total unrealized loss amount, which was comprised of 303 securities. The remaining 1% of the Company's total unrealized loss amount was comprised of 23 equity securities. The Company held no securities that were in an unrealized loss position in excess of approximately $2,570,000. As of December 31, 2005, there was no fixed maturity or equity security, with a fair value less than 80% of the security's amortized cost for 6 continuous months.

     Fixed maturities in an unrealized loss position for less than 12 months were comprised of 240 securities of which 98%, or approximately $31,115,000, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     Fixed maturities with an unrealized loss of approximately $19,124,000 for 12 months or more as of December 31, 2005, were comprised of 55 securities. The majority of the unrealized loss amount, approximately $12,379,000, relates to mortgage-backed securities. The decline in market value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. If a fixed maturity security is deemed other-than-temporarily impaired, then the security's book value is written down to current market value with the Company recognizing an impairment loss in its current year statement of income. The remaining unrealized loss balance of approximately $6,745,000 is comprised of 31 securities, all of which were depressed to only a minor extent, with fair value to amortized cost ratios at or greater than 96%.

     Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

     Equity securities in an unrealized loss position for less than 12 months as of December 31, 2005, were comprised of 19 securities of which 62%, or approximately $218,000, were primarily comprised of securities with fair value to amortized cost ratios at or greater than 80%. The remaining unrealized loss of approximately $137,000 was comprised of 2 securities with a fair value to amortized cost ratio of less than 80%.

     Equity securities in an unrealized loss position for 12 months or more as of December 31, 2005 were comprised of 4 securities, all of which, or approximately $49,000, were comprised of securities with fair value to amortized cost ratios at or greater than 89%. A variety of data is reviewed, including the aging and severity of unrealized losses and deviations in market prices between months. If an equity security is deemed other-than-temporarily impaired, then the security's book value is written down to current market value with the Company recognizing an impairment loss in its current year statement of income. The Company considers the unrealized losses associated with these securities to be temporary.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     MATURITIES OF FIXED MATURITIES

     The amortized cost and estimated fair value of available-for-sale fixed maturity securities by contractual maturity at December 31, 2005 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AMORTIZED    ESTIMATED
(in thousands of dollars)                                    COST      FAIR VALUE
                                                          ----------   ----------
Fixed maturities available-for-sale
Due in 1 year or less                                     $   77,925   $   80,149
Due after 1 year through 5 years                             656,555      656,621
Due after 5 years through 10 years                         1,498,346    1,497,808
Due after 10 years                                           996,002    1,052,161
                                                          ----------   ----------
                                                           3,228,828    3,286,739
Mortgage-backed securities                                 2,152,774    2,161,513
Preferred stock with characteristics of debt securities        3,892        4,157
                                                          ----------   ----------
                                                          $5,385,494   $5,452,409
                                                          ==========   ==========

     Proceeds from sales and maturities of available-for-sale bonds and stocks and gross realized gains (losses) on such sales and impairments during the years ended December 31, 2005, 2004 and 2003 are as follows:

                                          GROSS      GROSS
(in thousands of dollars)    PROCEEDS     GAINS     LOSSES
                            ----------   -------   --------
2005                        $1,453,054   $32,430   $(21,779)
2004                         1,393,308    41,286    (18,753)
2003                         1,451,178    29,905    (41,771)

     The Company holds a $75,000,000 Mount Rosa/Mount Evans bond; at par, as issued by the Mount Rosa 1 LTD, an Isle of Man exempted company, and Mount Evans Funding LLC, a Delaware Limited Liability Company. Both Mount Rosa 1 LTD and Mount Evans Funding LLC are not affiliated companies; however, in this special purpose vehicle bond, ZIC, an affiliated company, provides the underlying financial guarantee of interest, and American International Group, Inc., an unaffiliated company, provides the underlying guarantee of principal. The bond maturity date is December 27, 2031. The coupon rate for this bond is 7.24% and interest is paid semi-annually. On July 11, 2003, the Company acquired an additional $15,000,000 Mount Rosa/Mount Evans bond at par. The bond maturity date is July 17, 2033. The coupon rate for this bond is 6.15% and interest is paid semi-annually. The Company earned approximately $6,335,000, $6,388,000, and $5,851,000 of interest income in 2005, 2004, and 2003, respectively. The total market value of the bonds was approximately $99,184,000, $95,690,000, and $92,858,000 as of December 31,
     2005, 2004, and 2003, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

4.   INVESTMENT IN JOINT VENTURES AND PARTNERSHIPS

     The Company's investments in joint venture and partnership interests accounted for under the equity method amounted to approximately $24,502,000 and $5,567,000 as of December 31, 2005 and 2004, respectively. The Company's investments in joint venture and partnership interests as of December 31, 2005 and 2004 consisted of the following ownership interests:

2005
Portland Arena Management LLC   Real estate equity holding      6.45%
Colony Realty Partners LP       Real estate investment trust    4.49%
Cobalt Industrial REIT LLC      Real estate investment trust   10.08%

2004
Portland Arena Management LLC   Real estate equity holding      6.45%
Midwest Mezzanine Fund LP       Capital venture firm           16.78%

     In December 2004, a fixed income security issued by Oregon Arena Company, with a carrying value of approximately $4,348,000, was converted to an equity investment in Portland Arena Management LLC, with a carrying value of $5,540,000, due to Oregon Arena Company's Chapter 11 reorganization plan. The Company realized a gain of approximately $1,192,000 from the conversion. The Company holds 6.45% of the equity in the new limited liability corporation.

     In December 2004, Northtowne Apartments, a rental property, in which the Company had a 50% interest in the joint venture was sold. The Company received proceeds of approximately $4,937,000 and realized a gain of approximately $4,100,000 from this transaction.

     In November 2005, the Midwest Mezzanine Fund LP, a capital venture firm, in which the Company had a 16.78% interest in the joint venture, was dissolved. The Company received proceeds of approximately $32,000 for the final distribution.

5.   DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

     SFAS No. 107, Disclosures about Fair Value of Financial Instruments ("SFAS 107"), requires disclosures of fair value information about financial instruments and includes assets and liabilities recognized or not recognized in the balance sheets, for which it is practicable to estimate fair value. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. SFAS 107 excludes certain insurance liabilities and other non financial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

     CASH AND CASH EQUIVALENTS

     The carrying amounts of these items are reasonable estimates of their fair value.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     FIXED MATURITIES, REDEEMABLE AND NONREDEEMABLE PREFERRED STOCK, AND COMMON STOCK

     The estimated fair value of bonds, redeemable and nonredeemable preferred stock, and common stock are based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services.

     MORTGAGE LOANS

     The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using a year-end market rate that is applicable to the yield, credit quality, and average maturity of the composite portfolio.

     POLICY LOANS

     The carrying amounts of these items are a reasonable estimate of their fair market values because interest rates are generally based on current market rates.

     SURPLUS NOTE AND CERTIFICATES OF CONTRIBUTION OF THE P&C GROUP

     The carrying amounts of these items are a reasonable estimate of their fair market value.

     JOINT VENTURES AND PARTNERSHIPS

     The carrying amounts of these items are reasonable estimates of their fair value.

     S&P 500 CALL OPTIONS

     The Black-Scholes option pricing formula is a reasonable valuation method in estimating the fair market value of the S&P 500 call options.

     FUTURE POLICY BENEFITS - DEFERRED ANNUITIES

     The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

     OTHER POLICYHOLDER FUNDS AND DIVIDENDS

     The estimated fair values are based on the currently available cash surrender value, similar to the demand deposit liabilities of depository institutions.

     NOTES PAYABLE

     The carrying amounts of these items are a reasonable estimate of their fair market value.

     SEPARATE ACCOUNTS

     Amounts are carried at market value of the underlying funds for financial statement purposes.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     The estimated fair values and carrying values of the Company's financial instruments as of December 31, 2005 and 2004 are as follows:

                                                   2005                      2004
                                         -----------------------   -----------------------
                                          CARRYING     ESTIMATED    CARRYING     ESTIMATED
(in thousands of dollars)                   VALUE     FAIR VALUE      VALUE     FAIR VALUE
                                         ----------   ----------   ----------   ----------
ASSETS
Cash and cash equivalents                $  100,977   $  100,977   $   20,969   $   20,969
Fixed maturities available-for-sale       5,452,409    5,452,409    5,463,481    5,463,481
Nonredeemable preferred stock
available-for-sale                           12,931       12,931       13,579       13,579
Common stock available-for-sale              26,608       26,608       71,985       71,985
Mortgage loans                                  427          449        1,265        1,482
Surplus note and certificates of
contribution of the P&C Group                    --           --      490,500      490,500
Policy loans                                254,185      254,185      255,493      255,493
Joint ventures                               24,502       24,502        5,567        5,567
S&P 500 call options                          2,481        2,481        2,498        2,498
Separate accounts                           319,906      319,906      252,930      252,930

LIABILITIES
Future policy benefits - deferred
annuities                                 1,826,579    1,770,146    1,822,460    1,762,863
Other policyholder funds and dividends      373,832       95,067      366,214       89,356
Notes payable                                24,362       24,362           --           --
Separate accounts                           319,906      319,906      252,930      252,930

6.   VALUE OF BUSINESS ACQUIRED

     The changes in the VOBA at December 31 are as follows:

(in thousands of dollars)                  2005        2004      2003
                                         --------    -------   --------
Balances at beginning of year            $218,154   $239,293   $254,510
Amortization related to operations        (34,250)   (35,664)   (34,798)
Interest accretion                         14,528     15,672     16,991
Amortization related to net unrealized
   gains (losses)                           5,670     (1,147)     2,590
                                         --------   --------   --------
Balances at end of year                  $204,102   $218,154   $239,293
                                         ========   ========   ========

     Based on current conditions and assumptions as to future events, the Company expects to amortize the December 31, 2005 balance as follows: approximately 7.0% in 2006, 8.0% in 2007 and 2008, 9.0% in 2009 and 10.0%
     in 2010. The discount rate used to determine the amortization rate of the VOBA ranged from 3.5% to 9.1% in 2005, 2004, and 2003.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

7.   SECURITY LENDING ARRANGEMENT

     The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the market value of the loaned securities.

     The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income investments with a maturity of less than 1 year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was approximately $567,000, $283,000, and $275,000, in 2005, 2004,
     and 2003, respectively. The Company's securities on loan as of December 31, 2005 and 2004 primarily consisted of U.S. Treasury fixed income securities and had an estimated fair value of approximately $301,350,000 and $121,839,000, respectively. The collateral as of December 31, 2005 and 2004 had an estimated fair value of approximately $308,054,000 and $123,329,000, respectively.

8.   FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with FGI and its subsidiaries.

     The method of allocation between the Company and FGI is subject to a written agreement. Allocation is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly based on estimated tax balances due within 45 days after the filing date of the consolidated federal income tax return. The Company's current income tax payable was approximately $2,989,000 and $6,431,000 as of December 31, 2005 and 2004, respectively.

     The components of the provision for income taxes for the years ended December 31, 2005, 2004 and 2003 are as follows:

(in thousands of dollars)     2005      2004      2003
                            -------   -------   --------
CURRENT
Federal                     $55,188   $58,529   $ 89,730
State                        (1,751)    1,174        814
                            -------   -------   --------
   Total current             53,437    59,703     90,544
                            =======   =======   ========
DEFERRED
Federal                      27,317    27,704    (16,392)
State                          (570)     (545)      (514)
                            -------   -------   --------
   Total deferred            26,747    27,159    (16,906)
                            -------   -------   --------
   Total                    $80,184   $86,862   $ 73,638
                            =======   =======   ========

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     A reconciliation of the amounts computed by applying the statutory U.S. federal income tax rate of 35% in 2005, 2004 and 2003 to income before income taxes and the actual provision for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                     2005                2004                2003
                              -----------------   -----------------   -----------------
(in thousands of dollars)      AMOUNT   PERCENT    AMOUNT   PERCENT    AMOUNT   PERCENT
                              -------   -------   -------   -------   -------   -------
Expected tax expense          $88,240    35.00%   $86,725    35.00%   $73,435    35.00%
State taxes                    (2,329)   -0.92%       610     0.25%       301     0.14%
Prior year adjustment          (6,020)   -2.39%         5     0.00%        49     0.02%
Other, net                        293     0.12%      (478)   -0.19%      (147)   -0.07%
                              -------    -----    -------    -----    -------    -----
Reported income tax expense   $80,184    31.81%   $86,862    35.06%   $73,638    35.09%
                              =======    =====    =======    =====    =======    =====

     The temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2005 and 2004 relate to the following:

(in thousands of dollars)                        2005        2004
                                              ---------   ---------
Future policy benefits                        $  69,950   $  79,547
Investments                                      22,296      50,725
Other                                            28,171      18,179
                                              ---------   ---------
   Subtotal deferred tax assets                 120,417     148,451
                                              ---------   ---------
Deferred policy acquisition costs and value
   of life business acquired                   (267,840)   (252,788)
Valuation of investments in securities          (26,426)    (78,323)
Depreciable assets                               (1,689)     (5,931)
                                              ---------   ---------
   Subtotal deferred tax liabilities           (295,955)   (337,042)
                                              ---------   ---------
      Net deferred tax liabilities            $(175,538)  $(188,591)
                                              =========   =========

     Management believes that the deferred income tax assets listed are fully recoverable and, accordingly, no valuation allowance has been recorded. Management bases its assessment as to the realizability of the deferred income tax assets on available evidence including historical and projected operating results, estimated reversals of temporary differences and, where applicable, tax planning strategies. Estimates as to the realizability of deferred income tax assets are subject to change.

9.   COMMITMENTS AND CONTINGENCIES

     The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company's financial position, results of operations or cash flows.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     In October 2005, the Company became the sole member of WVGRR Properties LLC (the "LLC"). The Company's investment in the LLC is consolidated in the Company's current year financial statements. In order to purchase three investment properties the LLC issued three notes to Teachers Insurance and Annuity Association of America (the "Lender") in the amount of $24,416,000. Each note is secured by the three individual investment properties purchased by the LLC. The outstanding balances on these notes as of December 31, 2005 totaled approximately $24,361,000. The notes bear interest at a rate of 5.25%.

     Future principal payments on the above notes as of December 31, 2005 are as follows:

     (in thousands of dollars)

YEAR ENDING
DECEMBER 31
-----------
   2006       $   402
   2007           423
   2008           446
   2009           470
   2010           495
Thereafter     22,125
              -------
              $24,361
              =======

     In connection with its investment in the LLC, the Company has also provided a guarantee to the Lender to pay and perform, when due, the liabilities and to pay and demand expenses in connection with the acquisition of real estate properties by the LLC. It includes all losses suffered and liabilities and expenses incurred by the Lender arising out of fraud or willful or intentional misrepresentation by the LLC. It also covers the cost of remediation of any environmental activity or any other losses incurred by the Lender constituting an indemnified expense. The Company is not aware of any present or future losses as of December 31, 2005.

     In December 2005, the Company sold its improved real property for $39,550,000. Under the agreement, the Company is leasing back the property from the purchaser for a period of 15 years. The sale-leaseback transaction does not include any form of continuing involvement that would preclude the company from using sale-leaseback accounting. The Company is accounting for the leaseback as an operating lease. The gain of approximately $26,051,000 realized in this transaction has been deferred and is being amortized to income in proportion to rent charged over the term of the lease. The Company recognized approximately $43,000 of this gain for the year ended December 31, 2005. The lease contains four successive renewal options, each to extend the lease upon expiration for an additional five years. For the year ended December 31, 2005, the total minimum rental expense incurred by the Company under this lease was approximately $63,000. SFAS No. 13, Accounting for Leases ("SFAS 13") guidance provides that an operating expense lease should be recognized on a straight-line basis over the lease term, even if payments are not made on a straight-line basis. Accordingly, the lease will be recognized at the rate of approximately $2,834,000 per year for the original lease period of 15 years.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     As of December 31, 2005, the future minimum rental payments required by the lease are as follows:

(in thousands of dollars)

YEAR ENDING               BUILDING      NET                   TOTAL
DECEMBER 31   BUILDING   SUBLEASES   BUILDINGS   EQUIPMENT    LEASES
-----------   --------   ---------   ---------   ---------   -------
   2006        $ 2,328     $ (69)     $ 2,259       $130     $ 2,389
   2007          2,392       (50)       2,342        109       2,451
   2008          2,458       (31)       2,427         45       2,472
   2009          2,525       (20)       2,505         26       2,531
   2010          2,595       (20)       2,575          8       2,583
Thereafter      30,215        --       30,215         --      30,215
               -------     -----      -------       ----     -------
   Total       $42,513     $(190)     $42,323       $318     $42,641
               =======     =====      =======       ====     =======

10.  REGULATORY MATTERS

     The Company is required to file financial statements with the Office of the Insurance Commissioner of the State of Washington ("OIC"). These financial statements are prepared in accordance with accounting practices prescribed or permitted by the OIC. "Prescribed" statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed. Such practices may differ from state to state, may differ from company to company within a state and may change in the future. These statutory accounting practices differ from accounting principles generally accepted in the United States of America, which have been used to prepare the accompanying financial statements. The State of Washington requires insurance companies domiciled in the State of Washington to prepare statutory basis financial statements in accordance with the NAIC, Accounting Practices and Procedures ("NAIC SAP").

     The OIC has adopted certain prescribed accounting practices which differ from those found in the NAIC SAP. Specifically, the requirement to non-admit investments in foreign countries with certain sovereign debt ratings as stated in the Revised Code of Washington ("RCW') 48.13.180. The NAIC SAP does not specifically address the accounting for these types of investments.

     As of December 31, 2005, the Company non-admitted approximately $23,463,000 of its foreign investments as a result of the prescribed practice. As of December 31, 2004, the Company, with the explicit permission of the Commissioner of Insurance of the OIC, recorded the values of its foreign investments as admitted assets in its financial statements. The book value of foreign investments as of December 31, 2005 and 2004 were approximately $295,950,000 and $225,539,000, respectively.

     The Company has adopted a permitted practice which differs from those found in the RCW as of December 31, 2005. Specifically, the requirement to non-admit real property in excess of limitations as stated in the RCW
     48.13.170. With explicit permission of the Commissioner of Insurance of the OIC, the Company held real estate as admitted assets beyond the stated limitations. The book value of the real estate as of December 31, 2005 and 2004 were approximately $3,781,000 and $13,016,000, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     Statutory stockholders' equity was approximately $634,579,000 and $1,094,581,000 as of December 31, 2005 and 2004, respectively, and statutory net income was approximately $175,287,000, $164,164,000 and $99,703,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

     Statutory unassigned surplus of approximately $624,779,000 and $1,084,782,000 included in retained earnings at December 31, 2005 and 2004, respectively, is the amount held for the benefit of the stockholder. The entire amount in 2005 and 2004 is designated as stockholder's surplus for tax purposes and would not subject the Company to taxation if paid as a cash dividend.

     The NAIC requires life insurance companies to calculate a risk-based capital ("RBC") ratio. This RBC is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company's ratios exceed regulatory requirements at December 31, 2005 and 2004. These ratios are not a required part of the financial statements, and therefore, were not subjected to the auditing procedures applied in the audit of the financial statements.

     The amount of dividends that can be paid by the Company to its stockholder without prior approval of the OIC is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) the statutory net gain from operations from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an "extraordinary dividend" and requires advance approval from the OIC. The maximum dividend payout that could be made without prior approval is approximately $161,542,000 in 2006. Dividends are determined by the Board of Directors.

     The Company paid $610,500,000, $117,600,000 and $120,000,000 in dividends in 2005, 2004, and 2003, respectively.

     The dividend payment of $610,500,000 made in 2005 is considered an extraordinary dividend payment. The extraordinary dividend payment was approved by the OIC on September 8, 2005. The extraordinary dividend payment consisted of a cash payment and a transfer of the Company's investments in two certificates of contribution and one surplus note of the P&C Group. The cash payment of the extraordinary dividend was $120,000,000. The book value of the two certificates of contribution and surplus note of the P&C Group was $490,500,000 as of the date of transfer.

     The Company is required to deposit securities with state regulatory authorities. The fair value of these deposited securities was approximately $4,252,000 and $4,278,000 as of December 31, 2005 and 2004, respectively.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

11.  REINSURANCE

     The Company has ceded business under both yearly renewable-term contracts and coinsurance contracts. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The policy benefit liabilities and unpaid claims amounts attributable to such business are stated as other receivables on the balance sheets, and totaled approximately $257,423,000 and $196,966,000 at December 31, 2005 and 2004,
     respectively.

     The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Life commissions are reported net of expense reimbursements related to reinsured business.

     The Company has established retention limits for new policy issuances. The maximum retention on new issues is $2,000,000 per life for certain universal life policies and $1,500,000 per life for all traditional policies except certain term life products. The excess risk is reinsured with unaffiliated reinsurers.

     Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk arising from similar characteristics of its reinsurers.

     Amounts included in the statements of income with respect to reinsurance assumed and ceded for the years ended December 31, 2005, 2004, and 2003 are as follows:

                                       REINSURANCE   REINSURANCE
(in thousands of dollars)    DIRECT      ASSUMED        CEDED         NET
                            --------   -----------   -----------   --------
2005
Premiums                    $339,789     $21,727      $(161,996)   $199,520
Death and other benefits     233,277      21,649        (55,464)    199,462
Life commissions, net         23,100         246        (60,649)    (37,303)

2004
Premiums                     307,029      18,718       (143,328)    182,419
Death and other benefits     214,252      18,355        (40,303)    192,304
Life commissions, net         22,281         268        (51,776)    (29,227)

2003
Premiums                     285,599      16,198       (122,777)    179,020
Death and other benefits     225,242      15,887        (50,629)    190,500
Life commissions, net         21,615         261        (47,859)    (25,983)

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

12.  MINIMUM GUARANTEES

     The Company's variable annuity product offers various guaranteed minimum death and income benefits.

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account:

                                  GUARANTEED      GUARANTEED
                                   MINIMUM          MINIMUM
(in thousands of dollars)       DEATH BENEFIT   INCOME BENEFIT   TOTALS
                                -------------   --------------   ------
Balances at December 31, 2003       $ 119            $293        $  412
Incurred guarantee benefits           414             278           692
Paid guarantee benefits               (49)             --           (49)
                                    -----            ----        ------
Balances at December 31, 2004       $ 484            $571        $1,055
                                    =====            ====        ======

Weighted-average attained age
   of annuitant                        56              52

Balances at December 31, 2004       $ 484            $571        $1,055
Incurred guarantee benefits           436             271           707
Paid guarantee benefits              (165)             --          (165)
                                    -----            ----        ------
Balances at December 31, 2005       $ 755            $842        $1,597
                                    =====            ====        ======
Weighted-average attained age
   of annuitant                        56              50

     The guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") liabilities equal the product of the 'benefit ratio' and the accumulated value of the contract charges earned to date, including accrued interest, less any excess contract benefit payments not covered by the policyholder account values. The benefit ratio equals the ratio of (1) the accumulated value of actual excess benefit payments plus the present value of expected future excess benefit payments, to (2) the accumulated value of all actual contract charges plus the present value of expected future contract charges. The GMDB and GMIB liabilities are recorded in future policy benefits on the Company's balance sheet. Changes in the GMDB and GMIB liability are recorded in the increase in liability for future life benefits line item on the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to expense on the Company's statement of income, if actual experience or other evidence suggests that earlier assumptions should be revised.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     The GMDB and GMIB liabilities as of December 31, 2005 and 2004 were determined from a set of 10,000 randomly generated projections, where the expected market and bond returns varied by scenario. The projected market return for each projection year in each scenario was determined by randomly selecting an actual annual market return from the period between February 26, 1972 and December 31, 2005. The projected bond returns for each projection year and scenario were set to 4.15% and 4.25% in 2005 and 2004, respectively, in the first projection year for all scenarios. For future years they were determined to be either the same as that for the prior projection year, 15% higher than that amount, or 15% lower. The excess of the bond returns over the credited rate on fixed funds was assumed to be a maximum of 1.75%, but restricted by the minimum 3% guaranteed credited rate.

     The following assumptions consist of significant projection assumptions that did not vary by scenario:

     -    Annuitant mortality was from the 1994 GMDB ALB tables.

     - Surrender rates varied from 3% in the early years up to a maximum rate of 15% in policy year 8, when the initial surrender charge expires, with an ultimate rate of 8%.

     - The expense-load and surrender-charge assumptions were consistent with the policy provisions.

     - The discount rate assumed was 3.21%, the average rate currently credited on fixed funds.

     The Company did not have any net amount at risk related to its GMDB and GMIB benefit features offered with its variable annuity contracts as of December 31, 2005 and 2004. The GMDB feature provides a death benefit feature equal to the greater of account value or gross premiums. There were no individual gross premiums greater than account value as of December 31, 2005 and 2004. The GMIB benefit feature does not provide any benefits if annuitization occurs during the first ten policy years. The Company initially issued its variable annuity product in 2000.


     Account balances of contracts with GMDB of $71,066,414 and $54,379,071 as of December 31, 2005 and 2004 respectively, and GMIB of $28,112,331 and $26,972,815 as of December 31, 2005 and 2004, respectively, were invested in equity securities in the variable separate accounts.



13.  EMPLOYEES' RETIREMENT PLANS

     FGI sponsors a qualified, noncontributory defined benefit pension plan covering substantially all employees who have reached age 21 and rendered 1 year of service participation in the plan. The benefits are based on years of service and the employee's compensation during the last 5 years of employment. FGI's funding policy is to make sufficient contributions to the pension plan to fully provide for employees' benefits at the time of retirement.

     In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

     The Company has no legal obligation for benefits under these plans. FGI charges the Company an allocated share of such contribution based on characteristics of the population of plan participants. For 2005, 2004 and 2003 respectively, pension costs (credits) of approximately $2,925,000, $2,774,000 and $2,928,000 were allocated to the Company. Pension plan liabilities are only recorded by FGI.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

14.  EMPLOYEES' PROFIT SHARING PLANS

     FGI and its subsidiaries have 2 profit sharing plans providing for cash payments to all eligible employees. The 2 plans, Cash Profit Sharing Plan and Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 15% of FGI and its subsidiaries' consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of pretax earnings, as adjusted, or 15% of the salary or wage paid or accrued to the eligible employees, provides for an annual contribution by FGI and its subsidiaries to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan provides for annual cash distributions to eligible employees if certain criteria are met. The Cash Profit Sharing Plan is limited to 5% of pretax earnings, as adjusted, or 5% of eligible employees' salaries or wages paid or accrued.

     The Company's share of expense under these plans was approximately $5,884,000, $5,384,000, and $5,800,000, in 2005, 2004, and 2003,
     respectively.

15.  EQUITY-INDEXED ANNUITIES

     The Company sells an equity-indexed annuity product. At the end of its seven-year term, this product credits interest to the annuitant at a rate based on a specified portion of the change in the value of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), subject to a guaranteed annual minimum return.

     To hedge the interest liability generated on the annuities as the index rises, the Company purchases call options on the S&P 500 Index. The Company considers such call options to be held as an economic hedge. As of December 31, 2005 and 2004, the Company had call options with contract values of approximately $86,597,000 and $112,359,000, respectively, and carrying values of approximately $2,481,000 and $2,498,000, respectively.

     The cash requirement of the S&P 500 call options consist of the initial premium paid to purchase the call options. Should a liability exist to the annuitant at maturity of the annuity policy, the termination or maturity of the option contracts will generate positive cash flow to the Company. The appropriate amount of cash flow will then be remitted to the annuitant based on the respective participation rate. The S&P 500 call options are generally expected to be held for a 7 year term, but can be sold at any time.

     In 2005, the Company had 24,976 S&P 500 call option contracts that expired upon reaching their 7 year term. The expired S&P 500 call options were acquired in February 1998 through January 1999, with contract values of $27,034,000 and carrying values of $317,000 at the date of expiration. The Company received $268,000 in expiration proceeds, resulting in a $49,000 realized loss on expiration.

     In 2004, the Company had 15,766 S&P 500 call option contracts that expired upon reaching their 7 year term. The expired S&P 500 call options were acquired in May 1997 through January 1998, with contract values of $14,555,000 and carrying values of $1,177,000 at the date of expiration. The Company received $1,225,000 in expiration proceeds, resulting in a $48,000 realized gain on expiration. No S&P 500 call options expired or were disposed of in the year ended December 31, 2003.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     There are certain risks associated with the S&P 500 call options, primarily with respect to significant movements in the United States stock market and counterparty nonperformance. The Company believes that the counterparties to its S&P 500 call option agreements are financially responsible and that the counterparty risk associated with these transactions is minimal.

16.  RELATED PARTIES

     The Company entered into a modified coinsurance agreement ("Agreement") on December 1, 2003 with an affiliate, KI. KI is an Illinois domiciled stock life insurance company, ultimately owned by ZFS. Initially, the Company transferred to KI all existing Non-Qualified Individual Flexible Payment Deferred ("NQ-FPDA") and Non-Qualified Individual Single Premium Deferred ("NQ-SPDA") annuities, totaling approximately 36% of the Company's annuity business in-force as of December 1, 2003. In exchange, the Company received an initial commission of $36,500,000. No portion of the assets constituting the consideration has been transferred to KI. Subsequent new issues of NQ-FPDA and NQ-SPDA annuities will be transferred to KI under the Agreement. The Company has a management and service agreement with KI to provide services reasonably necessary pursuant to the Agreement. As of December 31, 2005 and 2004, the Company had receivables from KI of approximately $796,776,000 and $796,726,000, respectively, related to the Agreement.

     As a result of the Agreement, the Company established an unearned revenue reserve. This balance consisted of the deferral of the initial ceding commission and other front-end fees related to the ceded block of business. This amount is accreted in relation to the present value of expected gross profits on the ceded block of business. Such accretion is in direct proportion to the amortization of deferred policy acquisition costs for a given policy form and is recorded as other income in the statements of income. As of December 31, 2005 and 2004, the unearned revenue reserve balance was approximately $47,749,000 and $39,890,000, respectively. The Company accreted approximately ($4,644,000) and $3,781,000 into income for the years ended December 31, 2005 and 2004, respectively.

     The Agreement contains an embedded derivative liability of approximately $16,808,000 and $4,634,000 for the years ended December 31, 2005 and 2004, respectively. The changes in fair value of this embedded derivative are recorded as other income/(loss) in the Company's statements of income, which resulted in income of $21,443,000 and expense of $1,007,000 for the years ended December 31, 2005 and 2004.

     The Agreement does not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for all annuities transferred; therefore, a credit exposure exists to the extent that KI does not meet its obligations under the Agreement. Failure of KI to honor its obligation could result in losses to the Company.

     Since the underlying contracts in the Agreement are fixed annuity contracts, the Agreement does not transfer significant insurance risk under generally accepted accounting principles and is accounted for on a deposit method of accounting.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     FGI has agreements with the Company to provide sales and marketing services, as well as human resource, information technology, real estate, tax and payroll, investments, purchasing, warehousing, corporate legal and communication services. Fees charged to the Company by FGI for sales and marketing services were approximately $29,379,000, $27,494,000, and $23,610,000 for the years ended December 31, 2005, 2004 and 2003, respectively. These fees are accounted for as deferred policy acquisition costs except for advertising expenses, which are expensed as incurred, of approximately $2,118,000, $2,272,000, and $2,070,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

     In 2004, the Company transitioned its information technology services to FGI, which resulted in information technology service charges of approximately $12,527,000 and $11,417,000 for the years ended December 31, 2005 and 2004, respectively.

     The Company entered into a catastrophic stop-loss reinsurance agreement with Centre Reinsurance U.S., Limited ("Centre Re") on July 15, 2004. Centre Re is a Bermuda domiciled insurance company and an affiliate company. The business reinsured consisted of whole life, term life, universal life, variable life plans and term riders. The company paid approximately $9,750,000 of premium to Center Re under this reinsurance agreement for the year ended December 31, 2004. No premium was paid to Center Re under this reinsurance agreement in 2005.

     On November 23, 2004 a mortgage loan from KI, a subsidiary of ZFS, was paid in full. The Company purchased the $6,400,000 mortgage loan from KI on September 30, 2003. The rate on the loan was 2.26%. On October 24, 2003, the Company received a partial principal payment of approximately $2,377,000. The Company earned income of approximately $60,000 and $36,000 for the years ended 2004 and 2003, respectively.

17. SURPLUS NOTE, CERTIFICATES OF CONTRIBUTION AND NOTES RECEIVABLE OF THE P&C GROUP

     From time-to-time, the Company has purchased surplus notes or certificates of contribution of the P&C Group in order to supplement the policyholders' surplus of the P&C Group. Effective December 31, 2003, the terms of an $87,500,000 surplus note was refinanced. The interest rate was reduced from 8.50% to 6.15%, and the maturity date was extended from February 2005 to December 2013.

     Effective August 14, 2004, the terms of a $296,000,000 certificate of contribution was refinanced. The Company received a new certificate of contribution in exchange for the extinguishment of previous certificates in order to effect the refinancing. The interest rate was reduced from 7.85% to 6.15%, and the maturity date was extended from March 2010 to August 2014.

FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005 AND 2004

     As of December 31, 2005, the Company held no investments in surplus notes or certificates of contribution from the P&C Group. Information regarding the surplus note and certificates of contribution from the P&C Group as of December 31, 2004 are as follows:

                                                                    INTEREST
(in thousands of dollars)       2004      MATURITY DATE     TERM      RATE
                              --------   --------------   -------   --------
Surplus note                  $ 87,500    December 2013   10 year     6.15%
Certificate of contribution    107,000   September 2006    5 year     6.00%
Certificate of contribution    296,000     August 2014    10 year     6.15%
                              --------
                              $490,500
                              ========

     Conditions governing repayment of the amounts are outlined in the surplus note and certificates of contribution. Generally, repayment may be made only when the surplus balance of the issuer reaches a specified level and then only after approval is granted by the issuer's governing Board and the appropriate state insurance regulatory department.

     In April 2004, the Company redeemed $22,000,000 of promissory notes from FFS Holding, LLC, a subsidiary of the Exchanges. Although the repayment occurred prior to the contractual maturity, the repayment was agreed to by both parties. The Company held no investments in promissory notes from the Exchanges as of December 31, 2005 and 2004.

     Interest received from the surplus note, certificates of contribution, and promissory notes totaled approximately $29,412,000, $33,611,000, and $38,963,000 for the years ended December 31, 2005, 2004, and 2003, respectively.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
FINANCIAL STATEMENTS
DECEMBER 31, 2005

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
INDEX
DECEMBER 31, 2005

                                                                         PAGE(S)
                                                                         -------
Report of Independent Registered Public Accounting Firm...............        1

FINANCIAL STATEMENTS
Statement of Assets and Liabilities...................................      2-7
Statement of Operations...............................................     8-13
Statements of Changes in Net Assets...................................    14-23
Notes to Financial Statements.........................................    24-47

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Farmers New World Life Insurance Company and the
Contract Holders of Farmers Annuity Separate Account A

In our opinion, the accompanying statement of assets and liabilities, the related statement of operations and the statements of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the Farmers Annuity Separate Account A of Farmers New World Life Insurance Company (the "Account") (comprised of the Social Small Cap Growth Portfolio of the Calvert Variable Series, Inc.; the Developing Leaders and Quality Bond Portfolios of the Dreyfus Variable Investment Fund - Service Class Shares; the Socially Responsible Growth Fund of the Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Shares; the Growth, the Index 500, and the Mid Cap Portfolios of Fidelity Variable Insurance Products Funds VIP - Service Class Shares; the Developing Markets Securities, the Global Asset Allocation, the Small - Mid Cap Growth Securities, and the Small Cap Value Securities Funds of the Franklin Templeton Variable Insurance Products Trust - Class 2 Shares; the Capital Growth, the CORE Small Cap Equity, and the Mid Cap Value Funds of the Goldman Sachs Variable Insurance Trust; the Balanced Portfolio - Service Shares, the Forty Portfolio - Institutional Shares, and the Mid Cap Growth Portfolio - Service Shares of the Janus Aspen Series; the Foreign Bond (U.S. Dollar Hedged) and the Low Duration Portfolios of the PIMCO Variable Insurance Trust - Administrative Class Shares; the Bond, the Global Discovery, the Growth and Income, the International, and the Money Market Portfolios of the Scudder Variable Series I - Class A Shares; the Dreman High Return Equity, the Government & Agency Securities, the High Income, and the Small Cap Growth Portfolios of the Scudder Variable Series II - Class A Shares; the Equity Income, the Mid Cap Stock, the Small Cap Growth, and the West Coast Equity Funds of the WM Variable Trust - Equity Funds - Class 2 Shares; and the Balanced, the Conservative Balanced, the Conservative Growth, the Flexible Income, and the Strategic Growth Portfolios of the WM Variable Trust - Strategic Asset Management Portfolios - Class 2 Shares) at December 31, 2005, the results of each of their operations for the period ended, the changes in each of their net assets for each of the two periods then ended, and the financial highlights for each of the five periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Seattle, Washington



March 28, 2006

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                                            DREYFUS
                                       CALVERT                              SOCIALLY
                                       VARIABLE                           RESPONSIBLE
                                       SERIES,                            GROWTH FUND,
                                         INC.       DREYFUS VARIABLE          INC.
                                      ---------      INVESTMENT FUND     -------------           FIDELITY VARIABLE
                                        SOCIAL   ----------------------     SOCIALLY       INSURANCE PRODUCTS FUNDS VIP
                                      SMALL CAP  DEVELOPING    QUALITY    RESPONSIBLE   ----------------------------------
                                        GROWTH     LEADERS      BOND         GROWTH       GROWTH     INDEX 500    MID CAP
                                      PORTFOLIO   PORTFOLIO   PORTFOLIO       FUND       PORTFOLIO   PORTFOLIO   PORTFOLIO
                                      ---------  ----------  ----------  -------------  ----------  ----------  ----------
ASSETS
   Investments, at fair value          $339,819  $3,169,597  $3,291,791     $107,107    $8,758,835  $9,545,777  $5,013,802
                                       --------  ----------  ----------     --------    ----------  ----------  ----------
      TOTAL ASSETS                      339,819   3,169,597   3,291,791      107,107     8,758,835   9,545,777   5,013,802
LIABILITIES
   Payable to Farmers New World Life
      Insurance Company                     372       3,415       3,545          112         9,422      10,084       5,361
                                       --------  ----------  ----------     --------    ----------  ----------  ----------
      TOTAL LIABILITIES                     372       3,415       3,545          112         9,422      10,084       5,361
      NET ASSETS                       $339,447  $3,166,182  $3,288,246     $106,995    $8,749,413  $9,535,693  $5,008,441
                                       ========  ==========  ==========     ========    ==========  ==========  ==========
Accumulation units outstanding           30,664     277,550     286,054       13,670     1,032,504     948,817     277,295
                                       ========  ==========  ==========     ========    ==========  ==========  ==========
Unit value of accumulation units       $  11.07  $    11.41  $    11.50     $   7.83    $     8.47  $    10.05  $    18.06
                                       ========  ==========  ==========     ========    ==========  ==========  ==========
Shares owned in each portfolio           22,269      72,848     292,604        4,135       260,990      67,471     143,456
                                       ========  ==========  ==========     ========    ==========  ==========  ==========
Market value per share                 $  15.26  $    43.51  $    11.25     $  25.90    $    33.56  $   141.48  $    34.95
                                       ========  ==========  ==========     ========    ==========  ==========  ==========
Cost of investments                    $294,319  $2,419,443  $3,334,976     $ 98,387    $7,406,534  $7,860,482  $3,190,342
                                       ========  ==========  ==========     ========    ==========  ==========  ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2005

                                                FRANKLIN TEMPLETON VARIABLE                      GOLDMAN SACHS
                                                  INSURANCE PRODUCTS TRUST                  VARIABLE INSURANCE TRUST
                                      -----------------------------------------------  ---------------------------------
                                      DEVELOPING    GLOBAL    SMALL - MID   SMALL CAP                 CORE
                                        MARKETS      ASSET     CAP GROWTH     VALUE      CAPITAL   SMALL CAP    MID CAP
                                      SECURITIES  ALLOCATION   SECURITIES  SECURITIES    GROWTH      EQUITY      VALUE
                                         FUND        FUND       FUND (1)      FUND        FUND        FUND        FUND
                                      ----------  ----------  -----------  ----------  ----------  ---------  ----------
ASSETS
   Investments, at fair value         $1,972,129  $1,029,233   $1,817,742   $225,741   $7,737,823   $330,815  $8,281,864
                                      ----------  ----------   ----------   --------   ----------   --------  ----------
      TOTAL ASSETS                     1,972,129   1,029,233    1,817,742    225,741    7,737,823    330,815   8,281,864
LIABILITIES
   Payable to Farmers New World Life
      Insurance Company                    1,981       1,069        1,965        176        8,306        361       9,625
                                      ----------  ----------   ----------   --------   ----------   --------  ----------
      TOTAL LIABILITIES                    1,981       1,069        1,965        176        8,306        361       9,625
      NET ASSETS                      $1,970,148  $1,028,164   $1,815,777   $225,565   $7,729,517   $330,454  $8,272,239
                                      ==========  ==========   ==========   ========   ==========   ========  ==========
Accumulation units outstanding           135,538      77,834      178,214     19,851      865,139     22,145     470,664
                                      ==========  ==========   ==========   ========   ==========   ========  ==========
Unit value of accumulation units      $    14.54  $    13.21   $    10.19   $  11.36   $     8.93   $  14.92  $    17.58
                                      ==========  ==========   ==========   ========   ==========   ========  ==========
Shares owned in each portfolio           180,929      49,293       89,280     13,445      724,515     23,748     533,282
                                      ==========  ==========   ==========   ========   ==========   ========  ==========
Market value per share                $    10.90  $    20.88   $    20.36   $  16.79   $    10.68   $  13.93  $    15.53
                                      ==========  ==========   ==========   ========   ==========   ========  ==========
Cost of investments                   $1,449,335  $  892,417   $1,337,609   $221,387   $6,537,660   $316,181  $6,846,921
                                      ==========  ==========   ==========   ========   ==========   ========  ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2005

                                                                                   PIMCO VARIABLE          SCUDDER VARIABLE
                                                JANUS ASPEN SERIES                 INSURANCE TRUST             SERIES I
                                      --------------------------------------  ------------------------  ----------------------
                                                                    MID CAP      FOREIGN
                                       BALANCED        FORTY        GROWTH        BOND
                                       PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO       LOW                   GLOBAL
                                       (SERVICE   (INSTITUTIONAL   (SERVICE   (U.S. DOLLAR   DURATION      BOND      DISCOVERY
                                        SHARES)     SHARES) (2)     SHARES)      HEDGED)     PORTFOLIO   PORTFOLIO   PORTFOLIO
                                      ----------  --------------  ----------  ------------  ----------  ----------  ----------
ASSETS
   Investments, at fair value         $2,562,838    $14,735,551   $1,178,341   $4,974,302   $7,200,420  $6,318,942  $4,565,200
                                      ----------    -----------   ----------   ----------   ----------  ----------  ----------
      TOTAL ASSETS                     2,562,838     14,735,551    1,178,341    4,974,302    7,200,420   6,318,942   4,565,200
LIABILITIES
   Payable to Farmers New World Life
      Insurance Company                    2,621         15,878        1,239        5,033        7,661       6,668       4,868
                                      ----------    -----------   ----------   ----------   ----------  ----------  ----------
      TOTAL LIABILITIES                    2,621         15,878        1,239        5,033        7,661       6,668       4,868
      NET ASSETS                      $2,560,217    $14,719,673   $1,177,102   $4,969,269   $7,192,759  $6,312,274  $4,560,332
                                      ==========    ===========   ==========   ==========   ==========  ==========  ==========
Accumulation units outstanding           224,976      2,162,462      122,884      380,726      600,741     483,139     326,957
                                      ==========    ===========   ==========   ==========   ==========  ==========  ==========
Unit value of accumulation units      $    11.38    $      6.81   $     9.58   $    13.05   $    11.97  $    13.07  $    13.95
                                      ==========    ===========   ==========   ==========   ==========  ==========  ==========
Shares owned in each portfolio            96,275        532,354       41,476      481,074      713,619     903,997     304,347
                                      ==========    ===========   ==========   ==========   ==========  ==========  ==========
Market value per share                $    26.62    $     27.68   $    28.41   $    10.34   $    10.09  $     6.99  $    15.00
                                      ==========    ===========   ==========   ==========   ==========  ==========  ==========
Cost of investments                   $2,127,940    $11,094,843   $  819,878   $4,780,209   $7,177,108  $6,178,142  $2,552,388
                                      ==========    ===========   ==========   ==========   ==========  ==========  ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2005

                                   SCUDDER VARIABLE SERIES I, CONTINUED            SCUDDER VARIABLE SERIES II
                                  -------------------------------------  ----------------------------------------------
                                    GROWTH                                  DREMAN    GOVERNMENT
                                      AND                       MONEY    HIGH RETURN   & AGENCY      HIGH     SMALL CAP
                                    INCOME    INTERNATIONAL    MARKET       EQUITY    SECURITIES    INCOME      GROWTH
                                   PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO  PORTFOLIO
                                  ----------  -------------  ----------  -----------  ----------  ----------  ---------
ASSETS
   Investments, at fair value     $4,923,792    $7,487,658   $1,605,779  $18,543,433  $5,349,634  $5,107,662   $530,698
                                  ----------    ----------   ----------  -----------  ----------  ----------   --------
      TOTAL ASSETS                 4,923,792     7,487,658    1,605,779   18,543,433   5,349,634   5,107,662    530,698

LIABILITIES
   Payable to Farmers New World
      Life Insurance Company           5,311         8,016        1,337       19,881       5,774       5,418        569
                                  ----------    ----------   ----------  -----------  ----------  ----------   --------
      TOTAL LIABILITIES                5,311         8,016        1,337       19,881       5,774       5,418        569

      NET ASSETS                  $4,918,481    $7,479,642   $1,604,442  $18,523,552  $5,343,860  $5,102,244   $530,129
                                  ==========    ==========   ==========  ===========  ==========  ==========   ========
Accumulation units outstanding       553,278     1,038,863      149,231    1,082,484     417,012     401,869    116,811
                                  ==========    ==========   ==========  ===========  ==========  ==========   ========
Unit value of accumulation units  $     8.89    $     7.20   $    10.75  $     17.11  $    12.81  $    12.70   $   4.54
                                  ==========    ==========   ==========  ===========  ==========  ==========   ========
Shares owned in each portfolio       506,563       690,107    1,605,779    1,382,806     436,349     620,615     39,369
                                  ==========    ==========   ==========  ===========  ==========  ==========   ========
Market value per share            $     9.72    $    10.85   $     1.00  $     13.41  $    12.26  $     8.23   $  13.48
                                  ==========    ==========   ==========  ===========  ==========  ==========   ========
Cost of investments               $4,537,854    $5,275,685   $1,605,779  $14,099,228  $5,238,487  $4,794,465   $454,041
                                  ==========    ==========   ==========  ===========  ==========  ==========   ========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2005

                                                                                            WM VARIABLE TRUST -
                                         WM VARIABLE TRUST - EQUITY FUNDS          STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                  ----------------------------------------------  ---------------------------------------
                                    EQUITY      MID CAP    SMALL CAP  WEST COAST               CONSERVATIVE  CONSERVATIVE
                                    INCOME       STOCK      GROWTH      EQUITY      BALANCED     BALANCED       GROWTH
                                     FUND        FUND        FUND        FUND      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                  ----------  ----------  ----------  ----------  -----------  ------------  ------------
ASSETS
   Investments, at fair value     $8,041,001  $2,809,384  $1,719,300    $73,455   $33,761,433   $5,566,756    $25,311,988
                                  ----------  ----------  ----------    -------   -----------   ----------    -----------
      TOTAL ASSETS                 8,041,001   2,809,384   1,719,300     73,455    33,761,433    5,566,756     25,311,988

LIABILITIES
   Payable to Farmers New World
      Life Insurance Company           8,403       2,946       1,811         81        34,934        5,709         26,541
                                  ----------  ----------  ----------    -------   -----------   ----------    -----------
      TOTAL LIABILITIES                8,403       2,946       1,811         81        34,934        5,709         26,541

      NET ASSETS                  $8,032,598  $2,806,438  $1,717,489    $73,374   $33,726,499   $5,561,047    $25,285,447
                                  ==========  ==========  ==========    =======   ===========   ==========    ===========
Accumulation units outstanding       557,147     190,030     203,768      6,323     2,450,685      432,415      1,733,050
                                  ==========  ==========  ==========    =======   ===========   ==========    ===========
Unit value of accumulation units  $    14.42  $    14.77  $     8.43    $ 11.60   $     13.76   $    12.86    $     14.59
                                  ==========  ==========  ==========    =======   ===========   ==========    ===========
Shares owned in each portfolio       458,699     162,957     179,655      3,351     2,032,597      464,283      1,427,636
                                  ==========  ==========  ==========    =======   ===========   ==========    ===========
Market value per share            $    17.53  $    17.24  $     9.57    $ 21.92   $     16.61   $    11.99    $     17.73
                                  ==========  ==========  ==========    =======   ===========   ==========    ===========
Cost of investments               $6,676,948  $2,136,802  $1,317,055    $70,579   $29,666,206   $5,042,518    $21,370,567
                                  ==========  ==========  ==========    =======   ===========   ==========    ===========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2005

                                       WM VARIABLE TRUST -
                                   STRATEGIC ASSET MANAGEMENT
                                      PORTFOLIOS, CONTINUED
                                   --------------------------
                                     FLEXIBLE     STRATEGIC
                                      INCOME        GROWTH
                                     PORTFOLIO    PORTFOLIO
                                    ----------   -----------
ASSETS
   Investments, at fair value       $4,895,399   $17,441,085
                                    ----------   -----------
      TOTAL ASSETS                   4,895,399    17,441,085

LIABILITIES
   Payable to Farmers New World
      Life Insurance Company             4,845        18,250
                                    ----------   -----------
      TOTAL LIABILITIES                  4,845        18,250

      NET ASSETS                    $4,890,554   $17,422,835
                                    ==========   ===========
Accumulation units outstanding         399,627     1,146,756
                                    ==========   ===========
Unit value of accumulation units    $    12.24   $     15.19
                                    ==========   ===========
Shares owned in each portfolio         350,172       888,039
                                    ==========   ===========
Market value per share              $    13.98   $     19.64
                                    ==========   ===========
Cost of investments                 $4,714,765   $14,391,899
                                    ==========   ===========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                     DREYFUS
                                                  CALVERT                            SOCIALLY
                                                  VARIABLE                         RESPONSIBLE
                                                  SERIES,                             GROWTH
                                                    INC.       DREYFUS VARIABLE     FUND, INC.
                                                 ---------     INVESTMENT FUND     -----------           FIDELITY VARIABLE
                                                   SOCIAL   ---------------------    SOCIALLY       INSURANCE PRODUCTS FUNDS VIP
                                                 SMALL CAP  DEVELOPING   QUALITY   RESPONSIBLE  -----------------------------------
                                                   GROWTH     LEADERS      BOND       GROWTH       GROWTH     INDEX 500    MID CAP
                                                 PORTFOLIO   PORTFOLIO  PORTFOLIO      FUND      PORTFOLIO    PORTFOLIO   PORTFOLIO
                                                 ---------  ----------  ---------  -----------  -----------  ----------  ----------
Investment income:
   Dividends and capital gain distributions      $     --   $      --   $ 108,773    $    --    $    31,301  $  147,235  $   62,310
                                                 --------   ---------   ---------    -------    -----------  ----------  ----------
      Total investment income                          --          --     108,773         --         31,301     147,235      62,310
                                                 --------   ---------   ---------    -------    -----------  ----------  ----------
Expenses:
   Mortality and expense risk                       4,609      38,628      41,843      1,189        107,425     115,200      55,292
                                                 --------   ---------   ---------    -------    -----------  ----------  ----------
      Total expenses                                4,609      38,628      41,843      1,189        107,425     115,200      55,292
                                                 --------   ---------   ---------    -------    -----------  ----------  ----------
      Net investment income (loss)                 (4,609)    (38,628)     66,930     (1,189)       (76,124)     32,035       7,018
                                                 --------   ---------   ---------    -------    -----------  ----------  ----------
Realized gains (losses) on investments:
   Proceeds from sales                             69,557     167,872     290,043      1,622      1,055,064     977,382     365,715
   Cost of investments sold                       (72,295)   (166,519)   (301,362)    (1,677)    (1,104,132)   (961,320)   (345,257)
                                                 --------   ---------   ---------    -------    -----------  ----------  ----------
      Net realized gain (loss) from investment
         transactions                              (2,738)      1,353     (11,319)       (55)       (49,068)     16,062      20,458
                                                 --------   ---------   ---------    -------    -----------  ----------  ----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             79,534     578,323     (18,465)     5,233        862,428   1,404,656   1,158,753
   End of period                                   45,500     750,154     (43,185)     8,720      1,352,301   1,685,294   1,823,459
                                                 --------   ---------   ---------    -------    -----------  ----------  ----------
      Change in net unrealized appreciation
         (depreciation) of investments            (34,034)    171,831     (24,720)     3,487        489,873     280,638     664,706
                                                 --------   ---------   ---------    -------    -----------  ----------  ----------
      Net increase (decrease) in net assets
         from operations                         $(41,381)  $ 134,556   $  30,891    $ 2,243    $   364,681  $  328,735  $  692,182
                                                 ========   =========   =========    =======    ===========  ==========  ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                           FRANKLIN TEMPLETON VARIABLE                      GOLDMAN SACHS
                                                             INSURANCE PRODUCTS TRUST                  VARIABLE INSURANCE TRUST
                                                 -----------------------------------------------  ---------------------------------
                                                 DEVELOPING    GLOBAL    SMALL - MID   SMALL CAP                 CORE
                                                   MARKETS     ASSET      CAP GROWTH    VALUE       CAPITAL   SMALL CAP    MID CAP
                                                 SECURITIES  ALLOCATION   SECURITIES  SECURITIES    GROWTH      EQUITY      VALUE
                                                    FUND        FUND       FUND (1)     FUND (3)     FUND        FUND        FUND
                                                 ----------  ----------  -----------  ----------  ----------  ---------  ----------
Investment income:
   Dividends and capital gain distributions      $  18,594    $ 31,878    $      --     $   386   $   11,405  $ 28,739   $  812,373
                                                 ---------    --------    ---------     -------   ----------  --------   ----------
      Total investment income                       18,594      31,878           --         386       11,405    28,739      812,373
                                                 ---------    --------    ---------     -------   ----------  --------   ----------
Expenses:
   Mortality and expense risk                       16,576      10,795       22,180         517       93,281     3,655       93,968
                                                 ---------    --------    ---------     -------   ----------  --------   ----------
      Total expenses                                16,576      10,795       22,180         517       93,281     3,655       93,968
                                                 ---------    --------    ---------     -------   ----------  --------   ----------
      Net investment income (loss)                   2,018      21,083      (22,180)       (131)     (81,876)   25,084      718,405
                                                 ---------    --------    ---------     -------   ----------  --------   ----------
Realized gains (losses) on investments:
   Proceeds from sales                             162,404      61,216      102,745       2,478      517,632    92,099      568,862
   Cost of investments sold                       (165,240)    (62,992)    (101,848)     (2,501)    (523,479)  (89,494)    (575,960)
                                                 ---------    --------    ---------     -------   ----------  --------   ----------
      Net realized gain (loss) from investment
         transactions                               (2,836)     (1,776)         897         (23)      (5,847)    2,605       (7,098)
                                                 ---------    --------    ---------     -------   ----------  --------   ----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             178,962     129,629      393,784          --      963,007    23,558    1,356,375
   End of period                                   522,794     136,816      480,134       4,353    1,200,162    14,635    1,434,943
                                                 ---------    --------    ---------     -------   ----------  --------   ----------
      Change in net unrealized appreciation
      (depreciation) of investments                343,832       7,187       86,350       4,353      237,155    (8,923)      78,568
                                                 ---------    --------    ---------     -------   ----------  --------   ----------
      Net increase (decrease) in net assets
         from operations                         $ 343,014    $ 26,494    $  65,067     $ 4,199   $  149,432  $ 18,766   $  789,875
                                                 =========    ========    =========     =======   ==========  ========   ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                        PIMCO VARIABLE
                                                      JANUS ASPEN SERIES               INSURANCE TRUST
                                             ------------------------------------  -----------------------     SCUDDER VARIABLE
                                                                         MID CAP      FOREIGN                      SERIES I
                                              BALANCED      FORTY         GROWTH       BOND                 ---------------------
                                             PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO      LOW                  GLOBAL
                                              (SERVICE  (INSTITUTIONAL   (SERVICE  (U.S. DOLLAR   DURATION     BOND     DISCOVERY
                                              SHARES)     SHARES)(2)     SHARES)      HEDGED)    PORTFOLIO  PORTFOLIO  PORTFOLIO
                                             ---------  --------------  ---------  ------------  ---------  ---------  ----------
Investment income:
   Dividends and capital gain distributions  $  51,714    $    30,211   $      --   $ 148,753    $ 214,525  $ 268,058  $   23,272
                                             ---------    -----------   ---------   ---------    ---------  ---------  ----------
      Total investment income                   51,714         30,211          --     148,753      214,525    268,058      23,272
                                             ---------    -----------   ---------   ---------    ---------  ---------  ----------
Expenses:
   Mortality and expense risk                   31,036        182,541      13,661      59,933       91,102     78,382      52,376
                                             ---------    -----------   ---------   ---------    ---------  ---------  ----------
      Total expenses                            31,036        182,541      13,661      59,933       91,102     78,382      52,376
                                             ---------    -----------   ---------   ---------    ---------  ---------  ----------
      Net investment income (loss)              20,678       (152,330)    (13,661)     88,820      123,423    189,676     (29,104)
                                             ---------    -----------   ---------   ---------    ---------  ---------  ----------
Realized gains (losses) on investments:
   Proceeds from sales                         378,749      1,277,717     113,177     484,887      545,588    523,439     307,960
   Cost of investments sold                   (370,178)    (1,258,135)   (111,244)   (485,954)    (552,883)  (529,903)   (291,990)
                                             ---------    -----------   ---------   ---------    ---------  ---------  ----------
      Net realized gain (loss) from
         investment transactions                 8,571         19,582       1,933      (1,067)      (7,295)    (6,464)     15,970
                                             ---------    -----------   ---------   ---------    ---------  ---------  ----------
Net unrealized appreciation (depreciation)
   of investments:
   Beginning of period                         310,958      1,965,647     231,002     111,062      158,784    245,106   1,353,111
   End of period                               434,899      3,640,709     358,462     194,093       23,312    140,800   2,012,812
                                             ---------    -----------   ---------   ---------    ---------  ---------  ----------
      Change in net unrealized appreciation
         (depreciation) of investments         123,941      1,675,062     127,460      83,031     (135,472)  (104,306)    659,701
                                             ---------    -----------   ---------   ---------    ---------  ---------  ----------
Net increase (decrease) in net assets from
   operations                                $ 153,190    $ 1,542,314   $ 115,732   $ 170,784    $ (19,344) $  78,906  $  646,567
                                             =========    ===========   =========   =========    =========  =========  ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                              SCUDDER VARIABLE SERIES I,
                                                      CONTINUED                         SCUDDER VARIABLE SERIES II
                                         -----------------------------------  ---------------------------------------------
                                           GROWTH                                DREMAN    GOVERNMENT
                                            AND                      MONEY    HIGH RETURN   & AGENCY      HIGH    SMALL CAP
                                           INCOME   INTERNATIONAL    MARKET      EQUITY    SECURITIES    INCOME     GROWTH
                                         PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO  PORTFOLIO  PORTFOLIO
                                         ---------  -------------  ---------  -----------  ----------  ---------  ---------
Investment income:
   Dividends and capital gain
      distributions                      $  62,731   $  105,733    $  40,582  $   302,583  $ 264,118   $ 462,170  $     --
                                         ---------   ----------    ---------  -----------  ---------   ---------  --------
      Total investment income               62,731      105,733       40,582      302,583    264,118     462,170        --
                                         ---------   ----------    ---------  -----------  ---------   ---------  --------
Expenses:
   Mortality and expense risk               63,719       87,494       18,814      228,303     72,106      63,229     6,523
                                         ---------   ----------    ---------  -----------  ---------   ---------  --------
      Total expenses                        63,719       87,494       18,814      228,303     72,106      63,229     6,523
                                         ---------   ----------    ---------  -----------  ---------   ---------  --------
      Net investment income (loss)            (988)      18,239       21,768       74,280    192,012     398,941    (6,523)
                                         ---------   ----------    ---------  -----------  ---------   ---------  --------
Realized gains (losses) on investments:
   Proceeds from sales                     584,506      576,562      586,749    1,381,368    883,678     432,073    40,967
   Cost of investments sold               (615,243)    (567,719)    (586,749)  (1,338,364)  (888,652)   (456,393)  (43,736)
                                         ---------   ----------    ---------  -----------  ---------   ---------  --------
      Net realized gain (loss) from
         investment transactions           (30,737)       8,843           --       43,004     (4,974)    (24,320)   (2,769)
                                         ---------   ----------    ---------  -----------  ---------   ---------  --------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                     124,107    1,279,855           --    3,433,569    230,444     560,730    37,790
   End of period                           385,937    2,211,973           --    4,444,204    111,147     313,196    76,658
                                         ---------   ----------    ---------  -----------  ---------   ---------  --------
      Change in net unrealized
         appreciation (depreciation) of
         investments                       261,830      932,118           --    1,010,635   (119,297)   (247,534)   38,868
                                         ---------   ----------    ---------  -----------  ---------   ---------  --------
      Net increase (decrease) in net
         assets from operations          $ 230,105   $  959,200    $  21,768  $ 1,127,919  $  67,741   $ 127,087  $ 29,576
                                         =========   ==========    =========  ===========  =========   =========  ========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                                 WM VARIABLE TRUST -
                                               WM VARIABLE TRUST - EQUITY FUNDS         STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                         --------------------------------------------  ---------------------------------------
                                           EQUITY     MID CAP   SMALL CAP  WEST COAST               CONSERVATIVE  CONSERVATIVE
                                           INCOME      STOCK      GROWTH     EQUITY      BALANCED     BALANCED       GROWTH
                                            FUND        FUND       FUND     FUND (3)    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                         ----------  ---------  ---------  ----------  -----------  ------------  ------------
Investment income:
   Dividends and capital gain
      distributions                      $   94,245  $ 175,702  $      --    $   --    $   514,013   $ 111,905    $   237,167
                                         ----------  ---------  ---------    ------    -----------   ---------    -----------
      Total investment income                94,245    175,702         --        --        514,013     111,905        237,167
                                         ----------  ---------  ---------    ------    -----------   ---------    -----------
Expenses:
   Mortality and expense risk                81,904     32,961     21,067       273        372,384      64,259        277,208
                                         ----------  ---------  ---------    ------    -----------   ---------    -----------
      Total expenses                         81,904     32,961     21,067       273        372,384      64,259        277,208
                                         ----------  ---------  ---------    ------    -----------   ---------    -----------
      Net investment income (loss)           12,341    142,741    (21,067)     (273)       141,629      47,646        (40,041)
                                         ----------  ---------  ---------    ------    -----------   ---------    -----------
Realized gains (losses) on investments:
   Proceeds from sales                      966,866    267,773    196,169       367      1,453,919     512,212      1,455,390
   Cost of investments sold                (976,081)  (265,326)  (200,362)     (371)    (1,468,670)   (513,720)    (1,460,952)
                                         ----------  ---------  ---------    ------    -----------   ---------    -----------
      Net realized gain (loss) from
         investment transactions             (9,215)     2,447     (4,193)       (4)       (14,751)     (1,508)        (5,562)
                                         ----------  ---------  ---------    ------    -----------   ---------    -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      826,158    530,146    424,145        --      2,820,243     407,739      2,580,350
   End of period                          1,364,054    672,583    402,243     2,876      4,095,228     524,238      3,941,421
                                         ----------  ---------  ---------    ------    -----------   ---------    -----------
      Change in net unrealized
         appreciation (depreciation) of
         investments                        537,896    142,437    (21,902)    2,876      1,274,985     116,499      1,361,071
                                         ----------  ---------  ---------    ------    -----------   ---------    -----------
      Net increase (decrease) in net
         assets from operations          $  541,022  $ 287,625  $ (47,162)   $2,599    $ 1,401,863   $ 162,637    $ 1,315,468
                                         ==========  =========  =========    ======    ===========   =========    ===========

(1) Formerly named Franklin Small Cap Fund

(2) Formerly named Janus Aspen Capital Appreciation Portfolio

(3) For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENT OF OPERATIONS, CONTINUED
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                               WM VARIABLE
                                            TRUST - STRATEGIC
                                             ASSET MANAGEMENT
                                          PORTFOLIOS, CONTINUED
                                         -----------------------
                                           FLEXIBLE    STRATEGIC
                                            INCOME      GROWTH
                                          PORTFOLIO    PORTFOLIO
                                         -----------  ----------
Investment income:
   Dividends and capital gain
      distributions                      $   143,035  $   81,443
                                         -----------  ----------
      Total investment income                143,035      81,443
                                         -----------  ----------
Expenses:
   Mortality and expense risk                 55,136     197,057
                                         -----------  ----------
      Total expenses                          55,136     197,057
                                         -----------  ----------
      Net investment income (loss)            87,899    (115,614)
                                         -----------  ----------
Realized gains (losses) on investments:
   Proceeds from sales                     1,225,709     797,378
   Cost of investments sold               (1,225,169)   (800,895)
                                         -----------  ----------
      Net realized gain (loss) from
         investment transactions                 540      (3,517)
                                         -----------  ----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                       181,701   1,902,031
   End of period                             180,635   3,049,186
                                         -----------  ----------
      Change in net unrealized
         appreciation (depreciation)
         of investments                       (1,066)  1,147,155
                                         -----------  ----------
      Net increase (decrease) in net
         assets from operations          $    87,373  $1,028,024
                                         ===========  ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                      DREYFUS
                                            CALVERT VARIABLE                                                   SOCIALLY RESPONSIBLE
                                              SERIES, INC.            DREYFUS VARIABLE INVESTMENT FUND           GROWTH FUND, INC.
                                           ------------------  ----------------------------------------------  --------------------
                                            SOCIAL SMALL CAP         DEVELOPING                QUALITY         SOCIALLY RESPONSIBLE
                                            GROWTH PORTFOLIO      LEADERS PORTFOLIO        BOND PORTFOLIO           GROWTH FUND
                                           ------------------  ----------------------  ----------------------  --------------------
                                             2005      2004       2005        2004        2005        2004        2005       2004
                                           --------  --------  ----------  ----------  ----------  ----------  ----------  --------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)         $ (4,609) $ (4,485) $  (38,628) $  (33,839) $   66,930  $   78,169   $ (1,189)  $  (880)
      Net realized gain (loss) from
         investment transactions             (2,738)   (2,805)      1,353       3,612     (11,319)    (20,741)       (55)      (97)
      Change in net unrealized
         appreciation (depreciation) of
         investments                        (34,034)   35,891     171,831     277,253     (24,720)     (3,722)     3,487     4,416
                                           --------  --------  ----------  ----------  ----------  ----------   --------   -------
      Net increase (decrease) in
         net assets from operations         (41,381)   28,601     134,556     247,026      30,891      53,706      2,243     3,439
                                           --------  --------  ----------  ----------  ----------  ----------   --------   -------
   From contract transactions:
      Payments received from contract
         owners                              11,307    18,029     215,704     154,848     136,513     213,821      3,643    11,765
      Transfers for contract benefits and
         terminations                       (28,840)  (29,065)   (167,400)   (224,645)   (174,060)   (284,347)      (149)       --
      Contract maintenance charges             (435)     (382)     (2,171)     (2,120)     (1,893)     (1,875)      (107)      (79)
      Transfers between subaccounts
         (including fixed account), net      (5,766)  122,774     157,572     233,381     163,594     242,088     13,714     7,261
                                           --------  --------  ----------  ----------  ----------  ----------   --------   -------
      Net increase (decrease) in net
         assets from contract
         transactions                       (23,734)  111,356     203,705     161,464     124,154     169,687     17,101    18,947
                                           --------  --------  ----------  ----------  ----------  ----------   --------   -------
      Total increase (decrease) in
         net assets                         (65,115)  139,957     338,261     408,490     155,045     223,393     19,344    22,386
Net assets at beginning of period           404,562   264,605   2,827,921   2,419,431   3,133,201   2,909,808     87,651    65,265
                                           --------  --------  ----------  ----------  ----------  ----------   --------   -------
NET ASSETS AT END OF PERIOD                $339,447  $404,562  $3,166,182  $2,827,921  $3,288,246  $3,133,201   $106,995   $87,651
                                           ========  ========  ==========  ==========  ==========  ==========   ========   =======
Analysis of increase (decrease) in units
   outstanding:
   Units sold                                 3,917    15,001      40,017      51,520      38,297      59,883      2,341     2,560
   Units redeemed                            (6,007)   (5,627)    (20,792)    (35,429)    (27,322)    (44,639)       (89)      (40)
                                           --------  --------  ----------  ----------  ----------  ----------   --------   -------
      Increase (decrease) in units
         outstanding                         (2,090)    9,374      19,225      16,091      10,975      15,244      2,252     2,520
Beginning units                              32,754    23,380     258,325     242,234     275,079     259,835     11,418     8,898
                                           --------  --------  ----------  ----------  ----------  ----------   --------   -------
Ending units                                 30,664    32,754     277,550     258,325     286,054     275,079     13,670    11,418
                                           ========  ========  ==========  ==========  ==========  ==========   ========   =======

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

(5)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                FRANKLIN TEMPLETON
                                                                                                                VARIABLE INSURANCE
                                                                                                                  PRODUCTS TRUST
                                                   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP              --------------------
                                       ----------------------------------------------------------------------   DEVELOPING MARKETS
                                          GROWTH PORTFOLIO       INDEX 500 PORTFOLIO      MID CAP PORTFOLIO       SECURITIES FUND
                                       ----------------------  ----------------------  ----------------------  --------------------
                                          2005        2004        2005        2004        2005        2004        2005       2004
                                       ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)     $  (76,124) $  (82,647) $   32,035  $  (10,645) $    7,018  $  (36,221) $    2,018  $  2,516
      Net realized gain (loss) from
         investment transactions          (49,068)    (38,163)     16,062     (16,985)     20,458      10,959      (2,836)   (4,184)
      Change in net unrealized
         appreciation (depreciation)
         of investments                   489,873     274,571     280,638     721,342     664,706     672,342     343,832   128,795
                                       ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
      Net increase (decrease) in net
         assets from operations           364,681     153,761     328,735     693,712     692,182     647,080     343,014   127,127
                                       ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
   From contract transactions:
      Payments received from contract
         owners                           708,067   1,040,014     885,910     693,513     273,769     182,482     253,503   129,973
      Transfers for contract benefits
         and terminations                (577,279)   (444,871)   (495,000)   (438,725)   (199,127)   (199,474)    (64,704)  (33,931)
      Contract maintenance charges         (5,945)     (5,219)     (6,091)     (5,209)     (2,457)     (1,843)       (959)     (222)
      Transfers between subaccounts
         (including fixed
         account), net                     87,228   1,426,997     326,609     867,541     575,388     792,716     685,551   342,414
                                       ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
      Net increase (decrease) in
         net assets from contract
         transactions                     212,071   2,016,921     711,428   1,117,120     647,573     773,881     873,391   438,234
                                       ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
      Total increase (decrease) in
         net assets                       576,752   2,170,682   1,040,163   1,810,832   1,339,755   1,420,961   1,216,405   565,361
Net assets at beginning of period       8,172,661   6,001,979   8,495,530   6,684,698   3,668,686   2,247,725     753,743   188,382
                                       ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
NET ASSETS AT END OF PERIOD            $8,749,413  $8,172,661  $9,535,693  $8,495,530  $5,008,441  $3,668,686  $1,970,148  $753,743
                                       ==========  ==========  ==========  ==========  ==========  ==========  ==========  ========
Analysis of increase (decrease) in
   units outstanding:
   Units sold                             178,801     335,845     200,175     244,444      67,067      82,926      87,025    59,668
   Units redeemed                        (152,221)    (83,461)   (125,378)   (121,107)    (26,858)    (24,778)    (16,683)  (14,564)
                                       ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
      Increase (decrease) in units
         outstanding                       26,580     252,384      74,797     123,337      40,209      58,148      70,342    45,104
Beginning units                         1,005,924     753,540     874,020     750,683     237,086     178,938      65,196    20,092
                                       ----------  ----------  ----------  ----------  ----------  ----------  ----------  --------
Ending units                            1,032,504   1,005,924     948,817     874,020     277,295     237,086     135,538    65,196
                                       ==========  ==========  ==========  ==========  ==========  ==========  ==========  ========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

(5)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                   FRANKLIN TEMPLETON VARIABLE INSURANCE              GOLDMAN SACHS VARIABLE
                                                         PRODUCTS TRUST, CONTINUED                        INSURANCE TRUST
                                       -------------------------------------------------------------  ----------------------
                                           GLOBAL ASSET      SMALL - MID CAP GROWTH  SMALL CAP VALUE          CAPITAL
                                          ALLOCATION FUND      SECURITIES FUND (1)   SECURITIES FUND        GROWTH FUND
                                       --------------------  ----------------------  ---------------  ----------------------
                                          2005       2004       2005        2004     2005(5)   2004      2005        2004
                                       ----------  --------  ----------  ----------  --------  -----  ----------  ----------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)     $   21,083  $ 10,196  $  (22,180) $  (19,890) $   (131)  $--   $  (81,876) $  (33,022)
      Net realized gain (loss) from
         investment transactions           (1,776)   (6,367)        897      (1,609)      (23)   --       (5,847)    (22,741)
      Change in net unrealized
         appreciation (depreciation)
         of investments                     7,187    71,872      86,350     170,730     4,353    --      237,155     538,642
                                       ----------  --------  ----------  ----------  --------   ---   ----------  ----------
      Net increase (decrease) in net
         assets from operations            26,494    75,701      65,067     149,231     4,199    --      149,432     482,879
                                       ----------  --------  ----------  ----------  --------   ---   ----------  ----------
  From contract transactions:
      Payments received from contract
         owners                            29,035    29,672     105,107     127,920   102,518    --      687,181     512,247
      Transfers for contract benefits
         and terminations                 (44,986)  (54,133)   (103,764)   (106,787)       --    --     (471,230)   (426,935)
      Contract maintenance charges           (294)     (152)     (1,405)     (1,391)       (1)   --       (5,296)     (4,684)
      Transfers between subaccounts
         (including fixed
         account), net                    358,622   236,126      76,496     162,928   118,849    --      463,109     961,996
                                       ----------  --------  ----------  ----------  --------   ---   ----------  ----------
      Net increase (decrease) in net
         assets from contract
         transactions                     342,377   211,513      76,434     182,670   221,366    --      673,764   1,042,624
                                       ----------  --------  ----------  ----------  --------   ---   ----------  ----------
      Total increase (decrease) in
         net assets                       368,871   287,214     141,501     331,901   225,565    --      823,196   1,525,503
Net assets at beginning of period         659,293   372,079   1,674,276   1,342,375        --    --    6,906,321   5,380,818
                                       ----------  --------  ----------  ----------  --------   ---   ----------  ----------
NET ASSETS AT END OF PERIOD            $1,028,164  $659,293  $1,815,777  $1,674,276  $225,565   $--   $7,729,517  $6,906,321
                                       ==========  ========  ==========  ==========  ========   ===   ==========  ==========
Analysis of increase (decrease) in
   units outstanding:
   Units sold                              31,041    33,609      21,352      38,745    20,064    --      156,902     202,952
   Units redeemed                          (4,227)  (15,547)    (13,130)    (18,757)     (213)   --      (77,409)    (76,680)
                                       ----------  --------  ----------  ----------  --------   ---   ----------  ----------
      Increase (decrease) in units
         outstanding                       26,814    18,062       8,222      19,988    19,851    --       79,493     126,272
Beginning units                            51,020    32,958     169,992     150,004        --    --      785,646     659,374
                                       ----------  --------  ----------  ----------  --------   ---   ----------  ----------
Ending units                               77,834    51,020     178,214     169,992    19,851    --      865,139     785,646
                                       ==========  ========  ==========  ==========  ========   ===   ==========  ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

(5)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                           GOLDMAN SACHS VARIABLE INSURANCE
                                                   TRUST, CONTINUED                               JANUS ASPEN SERIES
                                      ------------------------------------------  -------------------------------------------------
                                          CORE SMALL                                BALANCED PORTFOLIO         FORTY PORTFOLIO
                                        CAP EQUITY FUND     MID CAP VALUE FUND       (SERVICE SHARES)     (INSTITUTIONAL SHARES)(2)
                                      ------------------  ----------------------  ----------------------  -------------------------
                                        2005      2004       2005        2004        2005        2004          2005         2004
                                      --------  --------  ----------  ----------  ----------  ----------   -----------  -----------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)    $ 25,084  $  8,560  $  718,405  $  511,797  $   20,678  $   25,018   $  (152,330) $  (129,966)
      Net realized gain (loss) from
         investment transactions         2,605    (1,075)     (7,098)     20,835       8,571      (2,161)       19,582     (232,879)
      Change in net unrealized
         appreciation (depreciation)
         of investments                 (8,923)   15,278      78,568     659,938     123,941     143,707     1,675,062    2,321,087
                                      --------  --------  ----------  ----------  ----------  ----------   -----------  -----------
      Net increase (decrease) in net
         assets from operations         18,766    22,763     789,875   1,192,570     153,190     166,564     1,542,314    1,958,242
                                      --------  --------  ----------  ----------  ----------  ----------   -----------  -----------
   From contract transactions:
      Payments received from
         contract owners                27,857    19,232     537,777     381,588      99,325      95,410       757,016      538,093
      Transfers for contract
         benefits and terminations     (14,062)   (3,497)   (437,789)   (388,702)   (245,477)   (161,512)   (1,069,568)    (827,232)
      Contract maintenance charges        (105)      (58)     (5,049)     (4,287)     (1,057)     (1,015)      (12,244)     (12,469)
      Transfers between subaccounts
         (including fixed account),
         net                            68,427   122,224     928,414     834,156     (41,739)    415,507       (74,012)      91,785
                                      --------  --------  ----------  ----------  ----------  ----------   -----------  -----------
      Net increase (decrease) in
         net assets from contract
         transactions                   82,117   137,901   1,023,353     822,755    (188,948)    348,390      (398,808)    (209,823)
                                      --------  --------  ----------  ----------  ----------  ----------   -----------  -----------
      Total increase (decrease) in
         net assets                    100,883   160,664   1,813,228   2,015,325     (35,758)    514,954     1,143,506    1,748,419
Net assets at beginning of period      229,571    68,907   6,459,011   4,443,686   2,595,975   2,081,021    13,576,167   11,827,748
                                      --------  --------  ----------  ----------  ----------  ----------   -----------  -----------
NET ASSETS AT END OF PERIOD           $330,454  $229,571  $8,272,239  $6,459,011  $2,560,217  $2,595,975   $14,719,673  $13,576,167
                                      ========  ========  ==========  ==========  ==========  ==========   ===========  ===========

Analysis of increase (decrease) in
   units outstanding:
   Units sold                           12,099    11,865     107,862     106,735      17,528      62,029       175,305      224,366
   Units redeemed                       (6,047)   (1,319)    (46,771)    (47,489)    (35,100)    (27,379)     (234,501)    (262,048)
                                      --------  --------  ----------  ----------  ----------  ----------   -----------  -----------
      Increase (decrease) in units
         outstanding                     6,052    10,546      61,091      59,246     (17,572)     34,650       (59,196)     (37,682)
Beginning units                         16,093     5,547     409,573     350,327     242,548     207,898     2,221,658    2,259,340
                                      --------  --------  ----------  ----------  ----------  ----------   -----------  -----------
ENDING UNITS                            22,145    16,093     470,664     409,573     224,976     242,548     2,162,462    2,221,658
                                      ========  ========  ==========  ==========  ==========  ==========   ===========  ===========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

(5)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                           JANUS ASPEN
                                        SERIES, CONTINUED            PIMCO VARIABLE INSURANCE TRUST
                                      ---------------------  ----------------------------------------------          SCUDDER
                                             MID CAP                 FOREIGN                                    VARIABLE SERIES I
                                         GROWTH PORTFOLIO     BOND PORTFOLIO (U.S.             LOW           ----------------------
                                         (SERVICE SHARES)      DOLLAR HEDGED) (3)      DURATION PORTFOLIO        BOND PORTFOLIO
                                      ---------------------  ----------------------  ----------------------  ----------------------
                                         2005        2004       2005        2004        2005        2004        2005        2004
                                      ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)    $  (13,661) $ (11,848) $   88,820  $  119,702  $  123,423  $   15,262  $  189,676  $  126,587
      Net realized gain (loss) from
         investment transactions           1,933     (2,184)     (1,067)     (5,658)     (7,295)        550      (6,464)    (10,143)
      Change in net unrealized
         appreciation (depreciation)
         of investments                  127,460    172,485      83,031      48,837    (135,472)     16,689    (104,306)     85,578
                                      ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease) in net
         assets from operations          115,732    158,453     170,784     162,881     (19,344)     32,501      78,906     202,022
                                      ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
   From contract transactions:
      Payments received from
         contract owners                  75,531     46,089     494,300     338,682     588,698     393,530     557,478     306,775
      Transfers for contract
         benefits and terminations       (49,562)  (107,648)   (339,124)   (287,279)   (417,263)   (494,693)   (385,970)   (422,901)
      Contract maintenance charges        (1,043)    (1,066)     (2,742)     (2,405)     (3,973)     (3,916)     (3,310)     (3,165)
      Transfers between subaccounts
         (including fixed account),
         net                              37,601     54,361     353,793     654,449     330,010     603,212     343,321     784,788
                                      ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease) in net
         assets from contract
         transactions                     62,527     (8,264)    506,227     703,447     497,472     498,133     511,519     665,497
                                      ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
      Total increase (decrease) in
         net assets                      178,259    150,189     677,011     866,328     478,128     530,634     590,425     867,519
Net assets at beginning of period        998,843    848,654   4,292,258   3,425,930   6,714,631   6,183,997   5,721,849   4,854,330
                                      ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD           $1,177,102  $ 998,843  $4,969,269  $4,292,258  $7,192,759  $6,714,631  $6,312,274  $5,721,849
                                      ==========  =========  ==========  ==========  ==========  ==========  ==========  ==========
Analysis of increase (decrease) in
   units outstanding:
   Units sold                             21,124     19,855      86,804     101,368      99,809     117,185      87,367     103,880
   Units redeemed                        (13,610)   (21,103)    (47,572)    (44,038)    (58,352)    (75,773)    (47,997)    (51,890)
                                      ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
      Increase (decrease) in units
         outstanding                       7,514     (1,248)     39,232      57,330      41,457      41,412      39,370      51,990
Beginning units                          115,370    116,618     341,494     284,164     559,284     517,872     443,769     391,779
                                      ----------  ---------  ----------  ----------  ----------  ----------  ----------  ----------
ENDING UNITS                             122,884    115,370     380,726     341,494     600,741     559,284     483,139     443,769
                                      ==========  =========  ==========  ==========  ==========  ==========  ==========  ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

(5)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                  SCUDDER VARIABLE SERIES I, CONTINUED
                                     ----------------------------------------------------------------------------------------------
                                             GLOBAL                GROWTH AND             INTERNATIONAL               MONEY
                                       DISCOVERY PORTFOLIO      INCOME PORTFOLIO            PORTFOLIO           MARKET PORTFOLIO
                                     ----------------------  ----------------------  ----------------------  ----------------------
                                        2005        2004        2005        2004        2005        2004        2005        2004
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)   $  (29,104) $  (33,453) $     (988) $  (24,746) $   18,239  $   (2,878) $   21,768  $   (5,788)
      Net realized gain (loss)
         from investment
         transactions                    15,970       3,944     (30,737)    (98,770)      8,843     (50,468)         --          --
      Change in net unrealized
         appreciation
         (depreciation) of
         investments                    659,701     691,194     261,830     523,804     932,118     884,340          --          --
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease) in
         net assets from operations     646,567     661,685     230,105     400,288     959,200     830,994      21,768      (5,788)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
   From contract transactions:
      Payments received from
         contract owners                306,443     234,280     140,256     171,167     515,255     374,451     207,703      52,170
      Transfers for contract
         benefits and terminations     (243,433)   (211,887)   (448,001)   (260,190)   (453,539)   (389,372)   (160,071)   (412,902)
      Contract maintenance charges       (2,896)     (2,409)     (4,912)     (5,413)     (5,276)     (4,825)       (795)       (826)
      Transfers between subaccounts
         (including fixed account),
         net                             95,000     373,584        (886)    (50,856)     90,542     404,082     250,020      (2,343)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Net increase (decrease) in
         net assets from contract
         transactions                   155,114     393,568    (313,543)   (145,292)    146,982     384,336     296,857    (363,901)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Total increase (decrease) in
         net assets                     801,681   1,055,253     (83,438)    254,996   1,106,182   1,215,330     318,625    (369,689)
Net assets at beginning of period     3,758,651   2,703,398   5,001,919   4,746,923   6,373,460   5,158,130   1,285,817   1,655,506
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD          $4,560,332  $3,758,651  $4,918,481  $5,001,919  $7,479,642  $6,373,460  $1,604,442  $1,285,817
                                     ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Analysis of increase (decrease) in
   units outstanding:
   Units sold                            45,948      80,707      31,454      49,547     140,073     192,571      82,726      42,225
   Units redeemed                       (33,463)    (41,731)    (67,077)    (68,435)   (116,510)   (122,808)    (54,947)    (76,471)
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
      Increase (decrease) in units
         outstanding                     12,485      38,976     (35,623)    (18,888)     23,563      69,763      27,779     (34,246)
Beginning units                         314,472     275,496     588,901     607,789   1,015,300     945,537     121,452     155,698
                                     ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
ENDING UNITS                            326,957     314,472     553,278     588,901   1,038,863   1,015,300     149,231     121,452
                                     ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

(5)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                       SCUDDER VARIABLE SERIES II
                                      --------------------------------------------------------------------------------------------
                                         DREMAN HIGH RETURN       GOVERNMENT & AGENCY         HIGH INCOME            SMALL CAP
                                          EQUITY PORTFOLIO       SECURITIES PORTFOLIO          PORTFOLIO         GROWTH PORTFOLIO
                                      ------------------------  ----------------------  ----------------------  ------------------
                                          2005         2004        2005        2004        2005        2004       2005      2004
                                      -----------  -----------  ----------  ----------  ----------  ----------  --------  --------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)    $    74,280  $    46,237  $  192,012  $  151,489  $  398,941  $  222,281  $ (6,523) $ (6,356)
      Net realized gain (loss) from
         investment transactions           43,004       31,025      (4,974)    (13,358)    (24,320)    (11,844)   (2,769)  (32,665)
      Change in net unrealized
         appreciation (depreciation)
         of investments                 1,010,635    1,803,323    (119,297)      1,938    (247,534)    219,862    38,868    81,613
                                      -----------  -----------  ----------  ----------  ----------  ----------  --------  --------
      Net increase (decrease) in net
         assets from operations         1,127,919    1,880,585      67,741     140,069     127,087     430,299    29,576    42,592
                                      -----------  -----------  ----------  ----------  ----------  ----------  --------  --------
   From contract transactions:
      Payments received from
         contract owners                1,232,782    1,061,309     245,015     163,219     420,106     388,422    18,805    35,520
      Transfers for contract
         benefits and terminations     (1,223,440)  (1,026,170)   (681,443)   (444,424)   (294,337)   (287,829)  (29,097)  (87,919)
      Contract maintenance charges        (14,152)     (13,702)     (3,548)     (4,083)     (2,779)     (2,330)     (577)     (704)
      Transfers between subaccounts
         (including fixed account),
         net                              429,768      832,724     (70,999)   (505,203)    217,726     581,303     8,668    38,918
                                      -----------  -----------  ----------  ----------  ----------  ----------  --------  --------
      Net increase (decrease) in net
         assets from contract
         transactions                     424,958      854,161    (510,975)   (790,491)    340,716     679,566    (2,201)  (14,185)
                                      -----------  -----------  ----------  ----------  ----------  ----------  --------  --------
      Total increase (decrease) in
         net assets                     1,552,877    2,734,746    (443,234)   (650,422)    467,803   1,109,865    27,375    28,407
Net assets at beginning of period      16,970,675   14,235,929   5,787,094   6,437,516   4,634,441   3,524,576   502,754   474,347
                                      -----------  -----------  ----------  ----------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD           $18,523,552  $16,970,675  $5,343,860  $5,787,094  $5,102,244  $4,634,441  $530,129  $502,754
                                      ===========  ===========  ==========  ==========  ==========  ==========  ========  ========
Analysis of increase (decrease) in
   units outstanding:
   Units sold                           3,613,051      172,440      32,517      30,737      69,440     100,392     8,532    26,099
   Units redeemed                      (3,587,173)    (114,037)    (72,581)    (94,178)    (41,986)    (42,191)   (8,779)  (30,262)
                                      -----------  -----------  ----------  ----------  ----------  ----------  --------  --------
      Increase (decrease) in units
         outstanding                       25,878       58,403     (40,064)    (63,441)     27,454      58,201      (247)   (4,163)
Beginning units                         1,056,606      998,203     457,076     520,517     374,415     316,214   117,058   121,221
                                      -----------  -----------  ----------  ----------  ----------  ----------  --------  --------
ENDING UNITS                            1,082,484    1,056,606     417,012     457,076     401,869     374,415   116,811   117,058
                                      ===========  ===========  ==========  ==========  ==========  ==========  ========  ========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

(5)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                                 WM VARIABLE TRUST - EQUITY FUNDS
                                      -------------------------------------------------------------------------------------
                                              EQUITY                  MID CAP                SMALL CAP          WEST COAST
                                            INCOME FUND             STOCK FUND            GROWTH FUND(4)       EQUITY FUND
                                      ----------------------  ----------------------  ----------------------  -------------
                                         2005        2004        2005        2004        2005        2004     2005(5)  2004
                                      ----------  ----------  ----------  ----------  ----------  ----------  -------  ----
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)    $   12,341  $    7,506  $  142,741  $    8,413  $  (21,067) $  (17,606) $  (273)  $--
      Net realized gain (loss) from
         investment transactions          (9,215)      1,110       2,447         119      (4,193)    (14,697)      (4)   --
      Change in net unrealized
         appreciation (depreciation)
         of investments                  537,896     555,306     142,437     256,260     (21,902)    138,733    2,876    --
                                      ----------  ----------  ----------  ----------  ----------  ----------  -------   ---
      Net increase (decrease) in net
         assets from operations          541,022     563,922     287,625     264,792     (47,162)    106,430    2,599    --
                                      ----------  ----------  ----------  ----------  ----------  ----------  -------   ---
   From contract transactions:
      Payments received from
         contract owners               1,078,296   1,285,131     154,111     447,486     150,290     416,163   24,251    --
      Transfers for contract
         benefits and terminations      (504,315)   (108,487)   (178,688)   (106,343)   (136,378)    (84,762)      --    --
      Contract maintenance charges        (2,075)     (1,168)     (1,577)     (1,433)     (1,246)     (1,188)      (9)   --
      Transfers between subaccounts
         (including fixed account),
         net                           2,201,766     895,056      90,904     233,287      48,912     110,601   46,533    --
                                      ----------  ----------  ----------  ----------  ----------  ----------  -------   ---
      Net increase (decrease) in net
         assets from contract
         transactions                  2,773,672   2,070,532      64,750     572,997      61,578     440,814   70,775    --
                                      ----------  ----------  ----------  ----------  ----------  ----------  -------   ---
      Total increase (decrease) in
         net assets                    3,314,694   2,634,454     352,375     837,789      14,416     547,244   73,374    --
Net assets at beginning of period      4,717,904   2,083,450   2,454,063   1,616,274   1,703,073   1,155,829       --    --
                                      ----------  ----------  ----------  ----------  ----------  ----------  -------   ---
NET ASSETS AT END OF PERIOD           $8,032,598  $4,717,904  $2,806,438  $2,454,063  $1,717,489  $1,703,073  $73,374   $--
                                      ==========  ==========  ==========  ==========  ==========  ==========  =======   ===
Analysis of increase (decrease) in
   units outstanding:
   Units sold                            278,003     204,248      26,119      60,781      35,257      89,500    6,338    --
   Units redeemed                        (76,085)    (33,142)    (21,779)    (13,194)    (27,025)    (31,048)     (15)   --
                                      ----------  ----------  ----------  ----------  ----------  ----------  -------   ---
      Increase (decrease) in units
         outstanding                     201,918     171,106       4,340      47,587       8,232      58,452    6,323    --
Beginning units                          355,229     184,123     185,690     138,103     195,536     137,084       --    --
                                      ----------  ----------  ----------  ----------  ----------  ----------  -------   ---
ENDING UNITS                             557,147     355,229     190,030     185,690     203,768     195,536    6,323    --
                                      ==========  ==========  ==========  ==========  ==========  ==========  =======   ===

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

(5)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                  WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS
                                         --------------------------------------------------------------------------
                                                                        CONSERVATIVE             CONSERVATIVE
                                            BALANCED PORTFOLIO       BALANCED PORTFOLIO        GROWTH PORTFOLIO
                                         ------------------------  ----------------------  ------------------------
                                             2005         2004        2005        2004         2005         2004
                                         -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)       $   141,629  $    76,695  $   47,646  $   24,210  $   (40,041) $    (3,910)
      Net realized gain (loss) from
         investment transactions             (14,751)     (17,161)     (1,508)     (3,788)      (5,562)     (48,983)
      Change in net unrealized
         appreciation (depreciation) of
         investments                       1,274,985    1,667,912     116,499     237,332    1,361,071    1,481,775
                                         -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net
         assets from operations            1,401,863    1,727,446     162,637     257,754    1,315,468    1,428,882
                                         -----------  -----------  ----------  ----------  -----------  -----------
   From contract transactions:
      Payments received from contract
         owners                            3,769,463    5,298,759     404,190   1,122,203    2,283,736    3,266,934
      Transfers for contract benefits
         and terminations                 (1,270,769)  (1,060,317)   (347,359)   (176,587)  (1,232,285)    (566,792)
      Contract maintenance charges           (12,078)      (6,664)     (1,878)     (1,173)     (12,906)      (7,994)
      Transfers between subaccounts
         (including fixed account), net    4,964,858    7,967,934     645,045   1,452,733    4,887,422    5,207,181
                                         -----------  -----------  ----------  ----------  -----------  -----------
      Net increase (decrease) in net
         assets from contract
         transactions                      7,451,474   12,199,712     699,998   2,397,176    5,925,967    7,899,329
                                         -----------  -----------  ----------  ----------  -----------  -----------
      Total increase (decrease) in net
         assets                            8,853,337   13,927,158     862,635   2,654,930    7,241,435    9,328,211
Net assets at beginning of period         24,873,162   10,946,004   4,698,412   2,043,482   18,044,012    8,715,801
                                         -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD              $33,726,499  $24,873,162  $5,561,047  $4,698,412  $25,285,447  $18,044,012
                                         ===========  ===========  ==========  ==========  ===========  ===========
Analysis of increase (decrease) in
   units outstanding:
   Units sold                                698,853    1,158,416     100,241     239,540      567,680      752,878
   Units redeemed                           (134,982)    (172,389)    (44,305)    (37,553)    (137,977)    (143,174)
                                         -----------  -----------  ----------  ----------  -----------  -----------
      Increase (decrease) in units
         outstanding                         563,871      986,027      55,936     201,987      429,703      609,704
Beginning units                            1,886,814      900,787     376,479     174,492    1,303,347      693,643
                                         -----------  -----------  ----------  ----------  -----------  -----------
ENDING UNITS                               2,450,685    1,886,814     432,415     376,479    1,733,050    1,303,347
                                         ===========  ===========  ==========  ==========  ===========  ===========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

(5)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004

                                                   WM VARIABLE TRUST - STRATEGIC
                                              ASSET MANAGEMENT PORTFOLIOS, CONTINUED
                                         ------------------------------------------------
                                                FLEXIBLE                 STRATEGIC
                                            INCOME PORTFOLIO         GROWTH PORTFOLIO
                                         ----------------------  ------------------------
                                            2005        2004         2005         2004
                                         ----------  ----------  -----------  -----------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)       $   87,899  $   71,130  $  (115,614) $   (66,253)
      Net realized gain (loss) from
         investment transactions                540     (10,890)      (3,517)     (14,118)
      Change in net unrealized
         appreciation (depreciation) of
         investments                         (1,066)    104,600    1,147,155    1,264,082
                                         ----------  ----------  -----------  -----------
      Net increase (decrease) in net
         assets from operations              87,373     164,840    1,028,024    1,183,711
                                         ----------  ----------  -----------  -----------
   From contract transactions:
      Payments received from contract
         owners                             528,222   2,090,507    1,430,495    2,109,369
   Transfers for contract benefits and
      terminations                         (475,357)   (129,676)    (663,476)    (365,050)
   Contract maintenance charges              (1,226)     (1,124)     (13,781)      (7,988)
   Transfers between subaccounts
      (including fixed account), net        165,245   1,351,361    2,001,786    5,285,978
                                         ----------  ----------  -----------  -----------
   Net increase (decrease) in net
      assets from contract transactions     216,884   3,311,068    2,755,024    7,022,309
                                         ----------  ----------  -----------  -----------
   Total increase (decrease) in net
      assets                                304,257   3,475,908    3,783,048    8,206,020
Net assets at beginning of period         4,586,297   1,110,389   13,639,787    5,433,767
                                         ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD              $4,890,554  $4,586,297  $17,422,835  $13,639,787
                                         ==========  ==========  ===========  ===========
Analysis of increase (decrease) in
   units outstanding:
   Units sold                               120,146     311,969      253,124      589,915
   Units redeemed                          (102,333)    (27,188)     (59,083)     (59,193)
                                         ----------  ----------  -----------  -----------
      Increase (decrease) in units
         outstanding                         17,813     284,781      194,041      530,722
Beginning units                             381,814      97,033      952,715      421,993
                                         ----------  ----------  -----------  -----------
ENDING UNITS                                399,627     381,814    1,146,756      952,715
                                         ==========  ==========  ===========  ===========

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

(5)  For the period beginning May 2, 2005 and ending December 31, 2005 (Note 1)

   The accompanying notes are an integral part of these financial statements.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS

1.   THE COMPANY

     The Farmers Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farmers New World Life Insurance Company (the "Company") during 2000 and exists in accordance with the regulations of the Office of the Insurance Commissioner of the State of Washington. The Company is a wholly owned subsidiary of Farmers Group, Inc. ("FGI"), whose ultimate parent is Zurich Financial Services Group. FGI, an insurance holding company that provides management services, is attorney-in-fact for three inter-insurance exchanges and their subsidiaries and a reinsurance company, Farmers Reinsurance Company.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct, but the obligations of the Account, including benefits related to the variable annuity contract, are obligations of the Company.

     The Account is a funding vehicle for individual variable annuity contracts, which may consist of optional riders for additional insurance benefits. Investments are made in the underlying mutual fund portfolios and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value. Investment transactions are recorded on a trade date basis. The deposits collected for these contracts are invested at the direction of the contract holders in the subaccounts that comprise the Account. The Account is currently comprised of thirty-seven subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. The subaccounts invest in the following underlying mutual fund portfolios (collectively, the "Funds"):

     CALVERT VARIABLE SERIES, INC.
        Social Small Cap Growth Portfolio

     DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
        Developing Leaders Portfolio
        Quality Bond Portfolio

     DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES
        Socially Responsible Growth Fund

     FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP - SERVICE CLASS SHARES
        Growth Portfolio
        Index 500 Portfolio
        Mid Cap Portfolio

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.   THE COMPANY (CONTINUED)

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES
        Developing Markets Securities Fund
        Global Asset Allocation Fund
        Small - Mid Cap Growth Securities Fund
        Small Cap Value Securities Fund (1)

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
        Capital Growth Fund
        CORE Small Cap Equity Fund
        Mid Cap Value Fund (2)

     JANUS ASPEN SERIES
        Balanced Portfolio (Service Shares)
        Forty Portfolio (Institutional Shares)
        Mid Cap Growth Portfolio (Service Shares)

     PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES
        Foreign Bond Portfolio (U.S. Dollar Hedged)
        Low Duration Portfolio

     SCUDDER VARIABLE SERIES I - CLASS A SHARES
        Bond Portfolio
        Global Discovery Portfolio
        Growth and Income Portfolio
        International Portfolio
        Money Market Portfolio

     SCUDDER VARIABLE SERIES II - CLASS A SHARES
        Dreman High Return Equity Portfolio
        Government & Agency Securities Portfolio
        High Income Portfolio
        Small Cap Growth Portfolio

     WM VARIABLE TRUST - EQUITY FUNDS - CLASS 2 SHARES
        Equity Income Fund
        Mid Cap Stock Fund
        Small Cap Growth Fund
        West Coast Equity Fund (1)

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

1.   THE COMPANY (CONTINUED)

     WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS - CLASS 2 SHARES
        Balanced Portfolio
        Conservative Balanced Portfolio
        Conservative Growth Portfolio
        Flexible Income Portfolio
        Strategic Growth Portfolio

     (1) Additional investment option available to contract holders as of May 2, 2005.

     (2) Investment closed to new contract holders as of May 13, 2005. Effective May 1, 2006, only contract holders who held shares as of May 13, 2005 are permitted to make additional purchases and to reinvest dividends and capital gains into their accounts.

     The Company owns the assets in the Account, and is obligated to pay all benefits under the contracts the Company issues. The Company provides insurance and administrative services to the contract holders for a fee. The Company also maintains a fixed account ("Fixed Account"), to which contract holders may direct their deposits and receive a fixed rate of return.

     The Company has sole discretion to invest the assets of the Fixed Account, subject to applicable law. Certain officers of the Account are also officers and directors of the Company.

2.   SIGNIFICANT ACCOUNTING POLICIES

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS AND ACCUMULATION UNIT VALUES

     Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value per share of the respective portfolios at December 31, 2005. Accumulation unit values are computed daily based on total net assets of the Account.

     REALIZED GAINS AND LOSSES

     Realized gains and losses represent the difference between the proceeds from sales of shares and the cost of such shares, which are determined using the specific identified cost method.

     PAYABLE TO FARMERS NEW WORLD LIFE INSURANCE COMPANY

     Amounts payable to the Company consist of unsettled transactions. The amounts are due from the respective portfolios to the Company for asset-based charges.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAX

     The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Therefore, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this contract in the event of changes in tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     Dividend income and capital gain distributions received by the Funds are reinvested in additional Fund shares and are recognized on the ex-distribution date.

3.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE

     The Company assumes mortality and expense risk related to the operations of the Account and deducts charges daily. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits. The charge is assessed daily and is equal, on an annual basis, to 0.95% of the average daily net assets in the subaccounts.

     Guaranteed Minimum Death Benefit

     The contract holder has the option at issue of electing the guaranteed minimum death benefit rider which provides an enhanced death benefit in the event of the death of the last surviving annuitant before the annuity start date. The charge for this rider is assessed daily and is equal, on an annual basis, to 0.25% of the average daily assets in the subaccounts.

     Guaranteed Retirement Income Benefit

     A certain number of in-force contracts have a guaranteed retirement income benefit rider which guarantees a minimum lifetime fixed income benefit in certain specified circumstances. The charge for this rider is assessed daily and is equal, on an annual basis, to 0.25% of the average daily assets in the subaccounts. As of June 18, 2003, the Account ceased offering the guaranteed retirement income benefit rider. For contract holders who elected the guaranteed retirement income benefit rider before June 18, 2003, the guaranteed retirement income benefit rider remains in force and the Account's obligations and duties under this rider will not change.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

3.   EXPENSES (CONTINUED)

     Administration Charge

     The Company will deduct a daily asset-based administration charge, at an annual rate of 0.20%, from each subaccount to help reimburse for administrative charges.

     CONTRACT MAINTENANCE CHARGES

     Surrender Charge

     The Company may deduct a surrender charge if, during the pay-in period, the contract holder fully surrenders the contract or withdraws a portion of its cash value. A surrender charge of up to 7% of amounts withdrawn may be deducted, if applicable.

     Records Maintenance Charge

     The Company deducts a records maintenance charge of $30 from the contract value on the last valuation day of each contract year during the pay-in period and on the date when the contract is surrendered, and at the annuity start date. This charge will be waived if certain conditions are met.

     Transfer Fee

     The Company may deduct after the twelfth transfer a transfer fee in the amount of $25 per transfer.

     PREMIUM TAXES

     Various states and other governmental entities charge a premium tax on contracts issued by insurance companies. Premium tax rates currently range up to 3.5%, depending on the state. The Company is responsible for paying these taxes. If applicable, the Company will deduct the cost of such taxes from the contract value either from premium payments as the Company receives them, from contract value upon surrender or partial withdrawal, on the annuity start date, or upon payment of a death benefit.

     PORTFOLIO OPERATING EXPENSES

     The value of the net assets of each subaccount is reduced by the investment management, 12b-1 fees and service fees in some cases, and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses are paid indirectly by the contract holders, which currently ranges up to 2%.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2005 consist of the following:

                                                                              PURCHASES      SALES
                                                                             ----------   ----------
CALVERT VARIABLE SERIES, INC.
   Social Small Cap Growth Portfolio                                         $   41,133   $   69,557
DREYFUS VARIABLE INVESTMENT FUND - SERVICE CLASS SHARES
   Developing Leaders Portfolio                                                 333,209      167,872
   Quality Bond Portfolio                                                       481,206      290,043
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - SERVICE CLASS SHARES
   Socially Responsible Growth Fund                                              17,553        1,622
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP - SERVICE CLASS SHARES
   Growth Portfolio                                                           1,191,459    1,055,064
   Index 500 Portfolio                                                        1,721,609      977,382
   Mid Cap Portfolio                                                          1,021,656      365,715
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES
   Developing Markets Securities Fund                                         1,039,012      162,404
   Global Asset Allocation Fund                                                 425,046       61,216
   Small - Mid Cap Growth Securities Fund                                       157,090      102,745
   Small Cap Value Securities Fund                                              223,888        2,478
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Capital Growth Fund                                                        1,110,162      517,632
   CORE Small Cap Equity Fund                                                   199,431       92,099
   Mid Cap Value Fund                                                         2,313,165      568,862
JANUS ASPEN SERIES
   Balanced Portfolio (Service Shares)                                          210,362      378,749
   Forty Portfolio (Institutional Shares)                                       727,305    1,277,717
   Mid Cap Growth Portfolio (Service Shares)                                    162,190      113,177
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS SHARES
   Foreign Bond Portfolio (U.S. Dollar Hedged)                                1,080,239      484,887
   Low Duration Portfolio                                                     1,166,681      545,588
SCUDDER VARIABLE SERIES I - CLASS A SHARES
   Bond Portfolio                                                             1,225,015      523,439
   Global Discovery Portfolio                                                   434,648      307,960
   Growth and Income Portfolio                                                  269,747      584,506
   International Portfolio                                                      742,696      576,562
   Money Market Portfolio                                                       905,452      586,749
SCUDDER VARIABLE SERIES II - CLASS A SHARES
   Dreman High Return Equity Portfolio                                        1,881,599    1,381,368
   Government & Agency Securities Portfolio                                     564,065      883,678
   High Income Portfolio                                                      1,172,066      432,073
   Small Cap Growth Portfolio                                                    32,256       40,967
WM VARIABLE TRUST - EQUITY FUNDS - CLASS 2 SHARES
   Equity Income Fund                                                         3,756,423      966,866
   Mid Cap Stock Fund                                                           475,516      267,773
   Small Cap Growth Fund                                                        236,620      196,169
   West Coast Equity Fund                                                        70,950          367
WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT PORTFOLIOS - CLASS 2 SHARES
   Balanced Portfolio                                                         9,055,360    1,453,919
   Conservative Balanced Portfolio                                            1,260,635      512,212
   Conservative Growth Portfolio                                              7,348,096    1,455,390
   Flexible Income Portfolio                                                  1,530,731    1,225,709
   Strategic Growth Portfolio                                                 3,440,523      797,378

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   FINANCIAL HIGHLIGHTS

     The Company sells variable annuity insurance products, which have unique combinations of features and fees that are charges against the contract holder's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

     The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract holders may not have selected all available and applicable contract options as discussed in Note 3.

                                                                                      FOR THE PERIOD ENDED DECEMBER 31
                                                                               ----------------------------------------------
                                                   AT DECEMBER 31                             EXPENSE
                                      ---------------------------------------  INVESTMENT     RATIO **
                                                       UNIT            NET       INCOME      LOWEST TO      TOTAL RETURN***
                                        UNITS       FAIR VALUE       ASSETS      RATIO *      HIGHEST      LOWEST TO HIGHEST
                                      ---------  ----------------  ----------  ----------  -------------  -------------------
CALVERT VARIABLE SERIES, INC:
   Social Small Cap Growth Portfolio
      2005                               30,664  $10.91 to $11.17  $  339,447     0.00%    0.03% to 0.54% (10.64)% to  (10.20)%
      2004                               32,754   12.21 to  12.44     404,562     0.00%    0.03% to 0.57%   8.66%  to    9.19%
      2003                               23,380   11.24 to  11.39     264,605     1.70%    0.05% to 0.83%  37.31%  to   37.99%
      2002                               18,510    8.19 to   8.25     152,144     2.94%    0.05% to 0.69% (23.81)% to  (23.43)%
      2001(3)                             1,192   10.74 to  10.78      12,825     0.00%    0.00% to 0.62%   5.91%  to    6.26%
DREYFUS VARIABLE INVESTMENT FUND -
   SERVICE CLASS SHARES:
   Developing Leaders Portfolio (4)
      2005                              277,550   11.24 to  11.50   3,166,182     0.00%    0.20% to 0.50%   3.85%  to    4.36%
      2004                              258,325   10.82 to  11.02   2,827,921     0.00%    0.22% to 0.48%   9.24%  to    9.78%
      2003                              242,234    9.90 to  10.04   2,419,431     0.00%    0.23% to 0.44%  29.22%  to   29.86%
      2002                              168,774    7.66 to   7.73   1,300,205     0.02%    0.25% to 0.49% (20.62)% to  (20.23)%
      2001(3)                            62,921    9.66 to   9.69     608,832     0.40%    0.16% to 0.49%  (3.97)% to   (3.65)%
   Quality Bond Portfolio
      2005                              286,054   11.32 to  11.58   3,288,246     3.38%    0.19% to 0.53%   0.60%  to    1.10%
      2004                              275,079   11.25 to  11.46   3,133,201     3.88%    0.20% to 0.55%   1.37%  to    1.87%
      2003                              259,835   11.10 to  11.25   2,909,808     3.70%    0.23% to 0.51%   3.08%  to    3.59%
      2002                              171,261   10.77 to  10.86   1,853,753     4.81%    0.24% to 0.49%   5.73%  to    6.25%
      2001(3)                            94,796   10.18 to  10.22     967,361     5.89%    0.19% to 0.45%   1.52%  to    1.85%
DREYFUS SOCIALLY RESPONSIBLE GROWTH
   FUND, INC.- SERVICE CLASS SHARES:
   Socially Responsible Growth Fund
      2005                               13,670    7.70 to   7.88     106,995     0.00%    0.07% to 0.65%   1.68%  to    2.18%
      2004                               11,418    7.57 to   7.71      87,651     0.16%    0.07% to 0.68%   4.21%  to    4.73%
      2003                                8,898    7.26 to   7.36      65,265     0.01%    0.12% to 0.75%  23.71%  to   24.32%
      2002                                6,268    5.87 to   5.92      37,051     0.02%    0.04% to 0.88% (30.29)% to  (29.94)%
      2001(3)                             3,517    8.42 to   8.45      29,701     0.00%    0.00% to 0.97% (17.14)% to  (16.87)%
FIDELITY VARIABLE INSURANCE PRODUCTS
   FUNDS VIP - SERVICE CLASS SHARES:
   Growth Portfolio
      2005                            1,032,504    8.34 to   8.54   8,749,413     0.38%    0.17% to 0.53%   3.96%  to    4.48%
      2004                            1,005,924    8.02 to   8.17   8,172,661     0.15%    0.18% to 0.51%   1.58%  to    2.09%
      2003                              753,540    7.90 to   8.00   6,001,979     0.16%    0.23% to 0.42%  30.63%  to   31.27%
      2002                              551,859    6.05 to   6.10   3,354,362     0.08%    0.25% to 0.48% (31.33)% to  (30.99)%
      2001(3)                           174,575    8.81 to   8.84   1,540,686     0.00%    0.16% to 0.48% (13.27)% to  (12.98)%
   Index 500 Portfolio
      2005                              948,817    9.89 to  10.12   9,535,693     1.64%    0.15% to 0.57%   3.02%  to    3.53%
      2004                              874,020    9.60 to   9.77   8,495,530     1.15%    0.18% to 0.54%   8.71%  to    9.25%
      2003                              750,683    8.83 to   8.95   6,684,698     1.13%    0.23% to 0.45%  26.19%  to   26.82%
      2002                              482,319    7.00 to   7.05   3,392,038     0.70%    0.23% to 0.51% (23.59)% to  (23.21)%
      2001(3)                           159,212    9.16 to   9.19   1,460,760     0.00%    0.18% to 0.49%  (9.66)% to   (9.36)%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                           FOR THE PERIOD ENDED DECEMBER 31
                                                                    ----------------------------------------------
                                         AT DECEMBER 31                            EXPENSE            TOTAL
                             -------------------------------------  INVESTMENT     RATIO **         RETURN***
                                            UNIT            NET       INCOME        LOWEST          LOWEST TO
                              UNITS      FAIR VALUE       ASSETS      RATIO *     TO HIGHEST         HIGHEST
                             -------  ----------------  ----------  ----------  -------------  -------------------
FIDELITY VARIABLE
   INSURANCE PRODUCTS FUNDS
   VIP - SERVICE CLASS
   SHARES, CONTINUED:
   Mid Cap Portfolio
      2005                   277,295  $17.78 to $18.20  $5,008,441     0.00%    0.13% to 0.49%   16.29% to   16.86%
      2004                   237,086   15.29 to  15.57   3,668,686     0.00%    0.16% to 0.43%   22.74% to   23.35%
      2003                   178,938   12.46 to  12.62   2,247,725     0.26%    0.19% to 0.37%   36.28% to   36.95%
      2002                   124,972    9.14 to   9.22   1,148,022     0.44%    0.22% to 0.37% (11.36)% to (10.92)%
      2001(3)                 41,977   10.31 to  10.35     433,775     0.00%    0.18% to 0.38%    2.75% to    3.09%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   - CLASS 2 SHARES:
   Developing Markets
      Securities Fund
      2005                   135,538   14.22 to  14.63   1,970,148     1.36%    0.02% to 0.62%   25.37% to   25.98%
      2004                    65,196   11.34 to  11.61     753,743     1.72%    0.06% to 0.62%   22.68% to   23.29%
      2003                    20,092    9.25 to   9.42     188,382     1.07%    0.05% to 0.52%   50.51% to   51.25%
      2002                    15,260    6.14 to   6.23      94,674     1.66%    0.23% to 0.43%  (1.77)% to  (1.28)%
      2001                    13,183    6.25 to   6.31      82,948     0.96%    0.04% to 0.58%  (9.63)% to  (9.10)%
   Global Asset
      Allocation Fund (5)
      2005                    77,834   12.99 to  13.29   1,028,164     3.65%    0.10% to 0.66%    1.88% to    2.38%
      2004                    51,020   12.75 to  12.98     659,293     3.12%    0.15% to 0.63%   13.84% to   14.40%
      2003                    32,958   11.20 to  11.35     372,079     1.97%    0.08% to 0.43%   29.81% to   30.46%
      2002                    15,605    8.63 to   8.70     135,169     1.77%    0.02% to 0.55%  (5.94)% to  (5.48)%
      2001(3)                  9,886    9.17 to   9.20      90,828     0.73%    0.02% to 0.52%  (9.02)% to  (8.72)%
   Small - Mid Cap
      Growth Securities
      Fund (6)
      2005                   178,214   10.04 to  10.27   1,815,777     0.00%    0.21% to 0.50%    3.09% to    3.60%
      2004                   169,992    9.73 to   9.91   1,674,276     0.00%    0.23% to 0.47%    9.66% to   10.20%
      2003                   150,004    8.88 to   8.99   1,342,375     0.00%    0.25% to 0.42%   35.02% to   35.69%
      2002                    92,100    6.57 to   6.63     608,677     0.26%    0.25% to 0.50% (29.84)% to (29.50)%
      2001(3)                 33,386    9.37 to   9.40     313,537     0.12%    0.15% to 0.52%  (7.32)% to  (7.01)%
   Small Cap Value
      Securities Fund
      2005(1)                 19,851   11.33 to  11.37     225,565     0.27%    0.00% to 0.45%   13.30% to   13.67%
      2004                        --      --        --          --       --       --       --      --           --
      2003                        --      --        --          --       --       --       --      --           --
      2002                        --      --        --          --       --       --       --      --           --
      2001                        --      --        --          --       --       --       --      --           --
GOLDMAN SACHS VARIABLE
   INSURANCE TRUST:
   Capital Growth Fund
      2005                   865,139    8.80 to   9.00   7,729,517     0.16%    0.18% to 0.50%    1.28% to    1.77%
      2004                   785,646    8.69 to   8.85   6,906,321     0.77%    0.21% to 0.46%    7.31% to    7.84%
      2003                   659,374    8.09 to   8.20   5,380,818     0.32%    0.24% to 0.41%   21.73% to   22.33%
      2002                   438,261    6.65 to   6.70   2,929,245     0.26%    0.25% to 0.48% (25.56)% to (25.19)%
      2001(3)                143,747    8.93 to   8.96   1,286,804     0.47%    0.17% to 0.48% (11.97)% to (11.68)%
   CORE Small Cap
      Equity Fund
      2005                    22,145   14.66 to  15.01     330,454     0.25%    0.00% to 0.68%    4.35% to    4.87%
      2004                    16,093   14.05 to  14.31     229,571     0.23%    0.00% to 0.74%   14.43% to   15.00%
      2003                     5,547   12.28 to  12.44      68,907     0.53%    0.00% to 0.79%   43.64% to   44.35%
      2002                     1,394    8.55 to   8.62      11,991     0.40%    0.00% to 0.95% (16.35)% to (15.93)%
      2001(3)                    178   10.22 to  10.25       1,823     1.43%    0.00% to 0.94%    1.44% to    1.78%
   Mid Cap Value Fund
      2005                   470,664   17.30 to  17.70   8,272,239     0.62%    0.19% to 0.55%   11.00% to   11.55%
      2004                   409,573   15.58 to  15.87   6,459,011     0.64%    0.24% to 0.49%   23.84% to   24.45%
      2003                   350,327   12.58 to  12.75   4,443,686     1.02%    0.26% to 0.43%   26.31% to   26.93%
      2002                   257,423    9.96 to  10.04   2,577,535     1.28%    0.25% to 0.49%  (6.24)% to  (5.78)%
      2001(3)                116,272   10.62 to  10.66   1,237,971     2.55%    0.18% to 0.49%    5.96% to    6.32%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                              FOR THE PERIOD ENDED DECEMBER 31
                                                                       ----------------------------------------------
                                          AT DECEMBER 31                              EXPENSE            TOTAL
                             ----------------------------------------  INVESTMENT     RATIO **         RETURN***
                                              UNIT            NET        INCOME        LOWEST          LOWEST TO
                               UNITS       FAIR VALUE        ASSETS      RATIO *     TO HIGHEST         HIGHEST
                             ---------  ----------------  -----------  ----------  -------------  -------------------
JANUS ASPEN SERIES:
   Balanced Portfolio
      (Service Shares)
      2005                     224,976  $11.17 to $11.43  $ 2,560,217     2.07%    0.06% to 0.70%    5.92% to    6.44%
      2004                     242,548   10.55 to  10.74    2,595,975     2.29%    0.05% to 0.71%    6.53% to    7.06%
      2003                     207,898    9.90 to  10.03    2,081,021     1.97%    0.12% to 0.68%   11.88% to   12.43%
      2002                     125,339    8.85 to   8.93    1,115,042     2.67%    0.13% to 0.57%  (8.19)% to  (7.74)%
      2001(3)                   24,045    9.64 to   9.67      232,392     3.17%    0.01% to 0.61%  (4.29)% to  (3.97)%
   Forty Portfolio
      (Institutional
      Shares) (7)
      2005                   2,162,462    6.68 to   6.87   14,719,673     0.22%    0.22% to 0.52%   11.02% to   11.57%
      2004                   2,221,658    6.02 to   6.16   13,576,167     0.25%    0.23% to 0.50%   16.31% to   16.88%
      2003                   2,259,340    5.17 to   5.27   11,827,748     0.49%    0.25% to 0.49%   18.58% to   19.17%
      2002                   2,025,941    4.36 to   4.42    8,916,752     0.60%    0.23% to 0.53% (17.04)% to (16.63)%
      2001                   1,699,767    5.26 to   5.31    8,989,902     1.43%    0.22% to 0.50% (23.00)% to (22.55)%
   Mid Cap Growth Portfolio
      (Service Shares) (8)
      2005                     122,884    9.42 to   9.64    1,177,102     0.00%    0.16% to 0.67%   10.21% to   10.76%
      2004                     115,370    8.55 to   8.70      998,843     0.00%    0.18% to 0.62%   18.51% to   19.10%
      2003                     116,618    7.21 to   7.31      848,654     0.00%    0.15% to 0.62%   32.58% to   33.23%
      2002                     116,950    5.44 to   5.48      639,738     0.00%    0.17% to 0.61% (29.29)% to (28.94)%
      2001(3)                   75,042    7.69 to   7.72      578,445     0.00%    0.16% to 0.47% (23.19)% to (22.93)%
PIMCO VARIABLE INSURANCE
   TRUST - ADMINISTRATIVE
   CLASS SHARES:
   Foreign Bond Portfolio
      (U.S. Dollar
      Hedged) (9)
      2005                     380,726   12.80 to  13.17    4,969,269     2.41%    0.16% to 0.51%    3.44% to    3.95%
      2004                     341,494   12.37 to  12.67    4,292,258     2.02%    0.18% to 0.47%    3.84% to    4.36%
      2003                     284,164   11.92 to  12.14    3,425,930     2.59%    0.21% to 0.43%    0.60% to    1.10%
      2002                     181,391   11.85 to  12.01    2,167,129     3.50%    0.24% to 0.49%    6.43% to    6.96%
      2001                      92,153   11.13 to  11.23    1,031,305     3.76%    0.21% to 0.47%    5.79% to    6.41%
   Low Duration Portfolio
      (10)
      2005                     600,741   11.75 to  12.09    7,192,759     2.80%    0.17% to 0.49%  (0.62)% to  (0.13)%
      2004                     559,284   11.82 to  12.10    6,714,631     1.24%    0.19% to 0.48%    0.19% to    0.69%
      2003                     517,872   11.80 to  12.02    6,183,997     1.77%    0.21% to 0.44%    0.68% to    1.18%
      2002                     419,015   11.72 to  11.88    4,953,238     3.40%    0.24% to 0.45%    5.32% to    5.84%
      2001                     262,740   11.13 to  11.23    2,940,203     4.95%    0.23% to 0.43%    5.90% to    6.41%
   SCUDDER VARIABLE SERIES
      I - CLASS A SHARES:
   Bond Portfolio
      2005                     483,139   12.81 to  13.18    6,312,274     3.52%    0.14% to 0.51%    0.94% to    1.44%
      2004                     443,769   12.69 to  12.99    5,721,849     3.74%    0.16% to 0.49%    3.67% to    4.18%
      2003                     391,779   12.24 to  12.47    4,854,330     3.93%    0.20% to 0.45%    3.36% to    3.87%
      2002                     318,248   11.84 to  12.01    3,802,049     5.57%    0.21% to 0.44%    5.91% to    6.43%
      2001                     242,471   11.18 to  11.28    2,726,895     3.91%    0.22% to 0.42%    4.04% to    4.56%
   Global Discovery
      Portfolio
      2005                     326,957   13.73 to  14.05    4,560,332     0.57%    0.17% to 0.51%   16.28% to   16.85%
      2004                     314,472   11.81 to  12.03    3,758,651     0.25%    0.20% to 0.47%   21.34% to   21.94%
      2003                     275,496    9.73 to   9.86    2,703,398     0.09%    0.23% to 0.40%   46.67% to   47.40%
      2002                     188,783    6.64 to   6.69    1,259,122     0.00%    0.24% to 0.47% (21.19)% to (20.80)%
      2001(3)                   64,215    8.42 to   8.45      541,811     0.00%    0.16% to 0.50% (16.05)% to (15.77)%
   Growth and Income
      Portfolio
      2005                     553,278    8.72 to   8.98    4,918,481     1.29%    0.23% to 0.56%    4.35% to    4.86%
      2004                     588,901    8.36 to   8.56    5,001,919     0.79%    0.24% to 0.57%    8.37% to    8.90%
      2003                     607,789    7.71 to   7.86    4,746,923     1.04%    0.24% to 0.54%   24.68% to   25.30%
      2002                     636,408    6.19 to   6.27    3,972,147     0.99%    0.24% to 0.53% (24.38)% to (24.00)%
      2001                     657,768    8.18 to   8.25    5,411,655     1.24%    0.25% to 0.49% (12.78)% to (12.29)%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                              AT DECEMBER 31                      FOR THE PERIOD ENDED DECEMBER 31
                               ---------------------------------------  ---------------------------------------------------
                                                                        INVESTMENT
                                                UNIT            NET       INCOME     EXPENSE RATIO **     TOTAL RETURN***
                                 UNITS       FAIR VALUE       ASSETS      RATIO *   LOWEST TO HIGHEST    LOWEST TO HIGHEST
                               ---------  ----------------  ----------  ----------  -----------------  --------------------
SCUDDER VARIABLE SERIES I -
   CLASS A SHARES, CONTINUED:
   International Portfolio
      2005                     1,038,863  $ 7.06 to $ 7.27  $7,479,642     1.57%      0.21% to 0.51%     14.29% to   14.85%
      2004                     1,015,300    6.18 to   6.33   6,373,460     1.26%      0.23% to 0.49%     14.64% to   15.20%
      2003                       945,537    5.39 to   5.49   5,158,130     0.76%      0.26% to 0.45%     25.68% to   26.30%
      2002                       779,997    4.29 to   4.35   3,375,447     0.79%      0.25% to 0.50%   (19.69)% to (19.30)%
      2001                       406,986    5.34 to   5.39   2,186,508     0.26%      0.22% to 0.48%   (32.03)% to (31.60)%

   Money Market Portfolio
      2005                       149,231   10.51 to  10.82   1,604,442     2.69%      0.10% to 0.66%      1.07% to    1.57%
      2004                       121,452   10.40 to  10.65   1,285,817     0.89%      0.13% to 0.69%    (0.73)% to  (0.24)%
      2003                       155,698   10.48 to  10.68   1,655,506     0.81%      0.12% to 0.71%    (0.83)% to  (0.33)%
      2002                       142,235   10.57 to  10.71   1,518,740     1.47%      0.12% to 0.74%    (0.16)% to    0.34%
      2001                        95,622   10.58 to  10.68   1,019,555     3.00%      0.10% to 0.72%      2.17% to    2.67%

SCUDDER VARIABLE SERIES II -
   CLASS A SHARES:
   Dreman High Return Equity
      Portfolio
      2005                     1,082,484   16.79 to  17.28  18,523,552     1.73%      0.21% to 0.51%      6.17% to     6.69%
      2004                     1,056,606   15.82 to  16.19  16,970,675     1.61%      0.23% to 0.49%     12.20% to    12.75%
      2003                       998,203   14.10 to  14.36  14,235,929     1.97%      0.25% to 0.45%     29.79% to    30.43%
      2002                       856,927   10.86 to  11.01   9,387,560     0.83%      0.26% to 0.51%   (19.37)% to (18.97)%
      2001                       519,114   13.47 to  13.59   7,031,580     0.87%      0.23% to 0.49%      0.00% to    0.50%

   Government & Agency
      Securities Portfolio
      2005                       417,012   12.58 to  12.94   5,343,860     4.03%      0.22% to 0.52%      0.91% to    1.41%
      2004                       457,076   12.46 to  12.76   5,787,094     2.91%      0.20% to 0.56%      2.06% to    2.57%
      2003                       520,517   12.21 to  12.44   6,437,516     2.68%      0.20% to 0.53%      0.60% to    1.09%
      2002                       487,728   12.14 to  12.31   5,973,236     3.10%      0.25% to 0.49%      6.30% to    6.82%
      2001                       347,084   11.42 to  11.52   3,985,508     2.72%      0.23% to 0.43%      5.74% to    6.27%

   High Income Portfolio
      2005                       401,869   12.45 to  12.81   5,102,244     9.45%      0.15% to 0.52%      2.20% to    2.71%
      2004                       374,415   12.18 to  12.47   4,634,441     6.87%      0.17% to 0.47%     10.59% to   11.13%
      2003                       316,214   11.02 to  11.22   3,524,576     7.43%      0.21% to 0.42%     22.60% to   23.21%
      2002                       218,307    8.98 to   9.11   1,978,268     6.83%      0.26% to 0.46%    (1.92)% to  (1.44)%
      2001                        83,213    9.16 to   9.24     766,622     2.17%      0.22% to 0.48%      1.00% to    1.44%

  Small Cap Growth Portfolio
      2005                       116,811    4.45 to   4.58     530,129     0.00%      0.09% to 0.47%      5.34% to    5.86%
      2004                       117,058    4.23 to   4.33     502,754     0.00%      0.15% to 0.46%      9.22% to    9.76%
      2003                       121,221    3.87 to   3.94     474,347     0.00%      0.24% to 0.42%     30.79% to   31.43%
      2002                       112,913    2.96 to   3.00     336,829     0.00%      0.26% to 0.44%   (34.55)% to (34.22)%
      2001                       114,717    4.52 to   4.56     521,450     0.00%      0.25% to 0.40%   (30.02)% to (29.62)%

WM VARIABLE TRUST - EQUITY
   FUNDS CLASS 2 SHARES:
   Equity Income Fund
      2005                       557,147   14.18 to  14.51   8,032,598     1.43%      0.07% to 0.59%      8.20% to    8.73%
      2004                       355,229   13.11 to  13.35   4,717,904     1.49%      0.13% to 0.56%     16.88% to   17.46%
      2003                       184,123   11.21 to  11.36   2,083,450     2.22%      0.19% to 0.45%     27.63% to   28.26%
      2002                       112,960    8.79 to   8.86     997,273     1.97%      0.22% to 0.40%   (14.09)% to (13.67)%
      2001(3)                     27,784   10.23 to  10.26     284,573     0.78%      0.11% to 0.70%      1.79% to    2.12%

   Mid Cap Stock Fund
      2005                       190,030   14.52 to  14.86   2,806,438     0.28%      0.18% to 0.60%     11.28% to   11.83%
      2004                       185,690   13.05 to  13.29   2,454,063     0.19%      0.25% to 0.51%     12.42% to   12.97%
      2003                       138,103   11.61 to  11.76   1,616,274     0.17%      0.30% to 0.41%     25.38% to   26.00%
      2002                       110,622    9.26 to   9.34   1,029,230     0.17%      0.25% to 0.47%   (11.99)% to (11.56)%
      2001(3)                     52,598   10.52 to  10.56     554,639     0.01%      0.18% to 0.46%      4.46% to    4.81%

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                               AT DECEMBER 31                      FOR THE PERIOD ENDED DECEMBER 31
                                ---------------------------------------  ---------------------------------------------------
                                                                         INVESTMENT
                                                 UNIT            NET       INCOME     EXPENSE RATIO **     TOTAL RETURN***
                                  UNITS       FAIR VALUE       ASSETS      RATIO *   LOWEST TO HIGHEST    LOWEST TO HIGHEST
                                ---------  ----------------  ----------  ----------  -----------------  --------------------
WM VARIABLE TRUST - EQUITY
   FUNDS CLASS 2 SHARES,
   CONTINUED:
   Small Cap Growth Fund (11)
      2005                        203,768  $ 8.29 to $ 8.48  $1,717,489     0.00%      0.16% to 0.62%    (3.63)% to  (3.16)%
      2004                        195,536    8.60 to   8.76   1,703,073     0.00%      0.19% to 0.51%      2.79% to    3.30%
      2003                        137,084    8.37 to   8.48   1,155,829     0.00%      0.27% to 0.39%     68.16% to   68.99%
      2002                        126,499    4.98 to   5.02     632,173     0.00%      0.24% to 0.45%   (48.14)% to (47.88)%
      2001(3)                      34,908    9.59 to   9.63     335,595     1.59%      0.19% to 0.46%    (5.63)% to  (5.32)%

   West Coast Equity Fund
      2005(1)                       6,323   11.58 to  11.62      73,374     0.00%      0.00% to 0.28%     15.82% to   16.20%
      2004                             --      --        --          --       --         --       --         --          --
      2003                             --      --        --          --       --         --       --         --          --
      2002                             --      --        --          --       --         --       --         --          --
      2001                             --      --        --          --       --         --       --         --          --

WM VARIABLE TRUST - STRATEGIC
   ASSET MANAGEMENT PORTFOLIOS
   - CLASS 2 SHARES:
   Balanced Portfolio
      2005                      2,450,685   13.60 to  13.82  33,726,499     1.73%      0.06% to 0.60%      4.01% to    4.52%
      2004                      1,886,814   13.07 to  13.22  24,873,162     1.67%      0.09% to 0.56%      8.05% to    8.58%
      2003                        900,787   12.10 to  12.18  10,946,004     1.96%      0.18% to 0.48%     20.47% to   21.07%
      2002(2)                     120,768   10.04 to  10.06   1,214,191     0.00%      0.00% to 0.44%      2.02% to    2.18%
      2001                             --      --        --          --       --         --       --         --          --

   Conservative Balanced
      Portfolio
      2005                        432,415   12.70 to  12.91   5,561,047     2.18%      0.11% to 0.65%      2.68% to    3.18%
      2004                        376,479   12.37 to  12.51   4,698,412     1.92%      0.11% to 0.61%      6.12% to    6.65%
      2003                        174,492   11.66 to  11.73   2,043,482     1.76%      0.15% to 0.45%     14.93% to   15.50%
      2002(2)                      14,174   10.14 to  10.16     143,825     0.00%      0.00% to 1.12%      2.42% to    2.59%
      2001                             --      --        --          --       --         --       --         --          --

   Conservative Growth
      Portfolio
      2005                      1,733,050   14.42 to  14.66  25,285,447     1.09%      0.15% to 0.52%      4.98% to    5.50%
      2004                      1,303,347   13.74 to  13.90  18,044,012     1.26%      0.21% to 0.46%      9.76% to   10.31%
      2003                        693,643   12.52 to  12.60   8,715,801     1.71%      0.22% to 0.39%     26.28% to   26.91%
      2002(2)                      65,139    9.91 to   9.93     646,479     0.00%      0.05% to 0.57%      1.65% to    1.81%
      2001                             --      --        --          --       --         --       --         --          --

   Flexible Income Portfolio
      2005                        399,627   12.06 to  12.26   4,890,554     2.97%      0.02% to 0.85%      1.43% to    1.93%
      2004                        381,814   11.89 to  12.03   4,586,297     3.19%      0.02% to 0.86%      4.51% to    5.02%
      2003                         97,033   11.38 to  11.45   1,110,389     2.05%      0.11% to 0.80%     11.18% to   11.73%
      2002(2)                      26,750   10.23 to  10.25     274,150     0.00%      0.00% to 0.75%      2.62% to    2.78%
      2001                             --      --        --          --       --         --       --         --          --

   Strategic Growth Portfolio
      2005                      1,146,756   15.01 to  15.26  17,422,835     0.52%      0.10% to 0.57%      5.73% to    6.25%
      2004                        952,715   14.20 to  14.36  13,639,787     0.57%      0.14% to 0.51%     10.71% to   11.26%
      2003                        421,993   12.83 to  12.91   5,433,767     0.79%      0.18% to 0.39%     30.61% to   31.25%
      2002(2)                      28,895    9.82 to   9.84     283,980     0.00%      0.00% to 0.68%      1.41% to    1.57%
      2001                             --      --        --          --       --         --       --         --          --

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

(1)  For the period beginning May 2, 2005 and ended December 31, 2005.

(2)  For the period beginning September 3, 2002 and ended December 31, 2002.

(3)  For the period beginning May 1, 2001 and ended December 31, 2001.

(4)  Formerly named Dreyfus Small Cap Portfolio.

(5)  Formerly named Templeton Asset Strategy Fund.

(6)  Formerly named Franklin Small Cap Fund.

(7)  Formerly named Janus Capital Appreciation Portfolio.

(8)  Formerly named Janus Aggressive Growth Portfolio.

(9)  Formerly named PIMCO Foreign Bond Portfolio.

(10) Formerly named PIMCO Low Duration Bond Portfolio.

(11) Formerly named WM Small Cap Stock Fund.

* These amounts represent the annualized dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract holder accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

** These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

*** These amounts represent the total return for the period indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED

                                                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                        STANDARD BENEFIT UNIT ACTIVITY DURING:
                                                  -------------------------------------------------
                                                            UNITS                                    ACCUMULATION
                                                         OUTSTANDING                                  UNIT VALUE
                                                        DECEMBER 31,   UNITS    UNITS      UNITS     DECEMBER 31,
                                                  YEAR   PRIOR YEAR   ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                                  ----  ------------  ------  --------  -----------  ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
   Social Small Cap Growth Portfolio              2005       8,583     2,122   (2,843)      7,862       $11.17
                                                  2004       1,703     8,892   (2,012)      8,583        12.44
DREYFUS VARIABLE INVESTMENT FUND
   SUBACCOUNTS:
      Developing Leaders Portfolio                2005     110,599    18,888   (7,038)    122,449        11.50
                                                  2004     101,726    27,463  (18,590)    110,599        11.02
      Quality Bond Portfolio                      2005     130,427    16,166  (13,609)    132,984        11.58
                                                  2004     125,540    33,481  (28,594)    130,427        11.46
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   SUBACCOUNT:
      Socially Responsible Growth Fund            2005       6,880       335      (61)      7,154         7.88
                                                  2004       4,912     2,002      (34)      6,880         7.71
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
   SUBACCOUNTS:
      Growth Portfolio                            2005     473,634    93,139  (92,142)    474,631         8.54
                                                  2004     293,205   214,323  (33,894)    473,634         8.17
      Index 500 Portfolio                         2005     428,902   118,524  (74,084)    473,342        10.12
                                                  2004     321,666   144,814  (37,578)    428,902         9.77
      Mid Cap Portfolio                           2005      96,561    37,319  (14,425)    119,455        18.20
                                                  2004      65,624    43,703  (12,766)     96,561        15.57
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST SUBACCOUNTS:
      Developing Markets Securities Fund          2005      40,921    45,823  (10,854)     75,890        14.63
                                                  2004      10,556    33,557   (3,192)     40,921        11.61
      Global Asset Allocation Fund                2005      29,955    16,155   (3,317)     42,793        13.29
                                                  2004      14,368    25,178   (9,591)     29,955        12.98
      Small - Mid Cap Growth Securities Fund (1)  2005      72,524    11,540   (4,841)     79,223        10.27
                                                  2004      56,806    23,263   (7,545)     72,524         9.91
      Small Cap Value Securities Fund             2005          --    15,354      (97)     15,257        11.37
                                                  2004          --        --       --          --           --
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
      Capital Growth Fund                         2005     338,369    75,856  (27,136)    387,089         9.00
                                                  2004     242,109   125,927  (29,667)    338,369         8.85
      CORE Small Cap Equity Fund                  2005      10,374     6,029   (5,150)     11,253        15.01
                                                  2004       4,301     6,252     (179)     10,374        14.31
      Mid Cap Value Fund                          2005     188,246    68,734  (19,533)    237,447        17.70
                                                  2004     136,454    68,634  (16,842)    188,246        15.87

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                                INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                     STANDARD BENEFIT UNIT ACTIVITY DURING:
                                               --------------------------------------------------
                                                         UNITS                                     ACCUMULATION
                                                      OUTSTANDING                                   UNIT VALUE
                                                     DECEMBER 31,   UNITS     UNITS      UNITS     DECEMBER 31,
                                               YEAR   PRIOR YEAR    ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                               ----  ------------  -------  --------  -----------  ------------
JANUS ASPEN SERIES SUBACCOUNTS:
   Balanced Portfolio (Service Shares)         2005     151,279     12,003   (24,970)   138,312       $11.43
                                               2004     135,809     32,499   (17,029)   151,279        10.74
   Forty Portfolio (Institutional Shares) (2)  2005     997,315     85,760  (111,684)   971,391         6.87
                                               2004     960,133    126,642   (89,460)   997,315         6.16
   Mid Cap Growth Portfolio (Service Shares)   2005      66,619     15,206    (9,063)    72,762         9.64
                                               2004      64,204      8,148    (5,733)    66,619         8.70
PIMCO VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Foreign Bond Portfolio
      (U.S. Dollar Hedged) (3)                 2005     148,368     46,441   (19,518)   175,291        13.17
                                               2004     109,701     59,903   (21,236)   148,368        12.67
   Low Duration Portfolio                      2005     228,817     46,176   (22,708)   252,285        12.09
                                               2004     201,042     55,575   (27,800)   228,817        12.10
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
   Bond Portfolio                              2005     193,066     45,166   (17,814)   220,418        13.18
                                               2004     158,299     60,343   (25,576)   193,066        12.99
   Global Discovery Portfolio                  2005     138,459     22,814   (11,231)   150,042        14.05
                                               2004     105,280     47,634   (14,455)   138,459        12.03
   Growth and Income Portfolio                 2005     290,881     11,133   (40,229)   261,785         8.98
                                               2004     295,619     25,764   (30,502)   290,881         8.56
   International Portfolio                     2005     447,459     64,909   (42,732)   469,636         7.27
                                               2004     377,275    117,714   (47,530)   447,459         6.33
   Money Market Portfolio                      2005      68,873     66,301   (45,054)    90,120        10.82
                                               2004      96,892     31,447   (59,466)    68,873        10.65
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
   Dreman High Return Equity Portfolio         2005     467,234     84,532   (61,844)   489,922        17.28
                                               2004     401,562    106,624   (40,952)   467,234        16.19
   Government & Agency Securities Portfolio    2005     213,494     13,210   (41,676)   185,028        12.94
                                               2004     253,601     12,819   (52,926)   213,494        12.76
   High Income Portfolio                       2005     169,043     31,494   (15,983)   184,554        12.81
                                               2004     121,917     62,781   (15,655)   169,043        12.47
   Small Cap Growth Portfolio                  2005      49,225      4,386    (6,266)    47,345         4.58
                                               2004      40,822     17,407    (9,004)    49,225         4.33

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                               INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                     STANDARD BENEFIT UNIT ACTIVITY DURING:
                                               --------------------------------------------------
                                                         UNITS                                     ACCUMULATION
                                                      OUTSTANDING                                   UNIT VALUE
                                                     DECEMBER 31,   UNITS     UNITS      UNITS     DECEMBER 31,
                                               YEAR   PRIOR YEAR    ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                               ----  ------------  -------  --------  -----------  ------------
WM VARIABLE TRUST - EQUITY FUNDS SUBACCOUNTS:
   Equity Income Fund                          2005      189,327   116,783  (31,119)     274,991      $14.51
                                               2004       87,065   118,254  (15,992)     189,327       13.35
   Mid Cap Stock Fund                          2005       94,183    13,959   (5,585)     102,557       14.86
                                               2004       53,771    45,503   (5,091)      94,183       13.29
   Small Cap Growth Fund (4)                   2005      104,782    20,482  (10,118)     115,146        8.48
                                               2004       50,971    68,755  (14,944)     104,782        8.76
   West Coast Equity                           2005           --     2,673      (15)       2,658       11.62
                                               2004           --        --       --           --          --
WM VARIABLE TRUST - STRATEGIC ASSET
   MANAGEMENT SUBACCOUNTS:
   Balanced Portfolio                          2005    1,005,338   343,974  (57,159)   1,292,153       13.82
                                               2004      426,553   678,007  (99,222)   1,005,338       13.22
   Conservative Balanced Portfolio             2005      217,162    58,874  (31,865)     244,171       12.91
                                               2004       82,447   164,443  (29,728)     217,162       12.51
   Conservative Growth Portfolio               2005      572,200   302,257  (53,773)     820,684       14.66
                                               2004      246,683   403,435  (77,918)     572,200       13.90
   Flexible Income Portfolio                   2005      291,959    89,355  (66,427)     314,887       12.26
                                               2004       74,864   236,324  (19,229)     291,959       12.03
   Strategic Growth Portfolio                  2005      477,156   150,689  (40,270)     587,575       15.26
                                               2004      155,340   348,529  (26,713)     477,156       14.36

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                       INDIVIDUAL FLEXIBLE PREMIUM VARIABLE
                                                      ANNUITY WITH GUARANTEED MINIMUM DEATH
                                                          BENEFIT UNIT ACTIVITY DURING:
                                                -------------------------------------------------
                                                          UNITS                                    ACCUMULATION
                                                       OUTSTANDING                                  UNIT VALUE
                                                      DECEMBER 31,   UNITS    UNITS      UNITS     DECEMBER 31,
                                                YEAR   PRIOR YEAR   ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                                ----  ------------  ------  --------  -----------  ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
   Social Small Cap Growth Portfolio            2005      11,713     1,280     (787)     12,206       $11.04
                                                2004       8,001     5,066   (1,354)     11,713        12.32
DREYFUS VARIABLE INVESTMENT FUND SUBACCOUNTS:
   Developing Leaders Portfolio                 2005      62,528    15,193   (6,415)     71,306        11.37
                                                2004      51,655    16,746   (5,873)     62,528        10.92
   Quality Bond Portfolio                       2005      72,755    12,402   (6,750)     78,407        11.45
                                                2004      60,959    17,655   (5,859)     72,755        11.35
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   SUBACCOUNT:
   Socially Responsible Growth Fund             2005       2,158     1,637      (16)      3,779         7.78
                                                2004       1,750       409       (1)      2,158         7.64
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
   SUBACCOUNTS:
   Growth Portfolio                             2005     263,893    64,331  (32,884)    295,340         8.44
                                                2004     205,693    80,648  (22,448)    263,893         8.10
   Index 500 Portfolio                          2005     220,124    67,512  (24,648)    262,988        10.00
                                                2004     178,608    68,992  (27,476)    220,124         9.69
   Mid Cap Portfolio                            2005      64,224    26,756   (6,326)     84,654        17.99
                                                2004      45,317    24,399   (5,492)     64,224        15.43
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST SUBACCOUNTS:
   Developing Markets Securities Fund           2005      16,746    25,431   (5,456)     36,721        14.42
                                                2004       4,484    19,293   (7,031)     16,746        11.48
   Global Asset Allocation Fund                 2005       5,529     9,814     (374)     14,969        13.14
                                                2004       2,605     4,485   (1,561)      5,529        12.86
   Small - Mid Cap Growth Securities Fund (1)   2005      44,352     5,345   (3,114)     46,583        10.15
                                                2004      39,060    10,307   (5,015)     44,352         9.82
   Small Cap Value Securities Fund              2005          --     4,708     (116)      4,592        11.35
                                                2004          --        --       --          --           --
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Capital Growth Fund                          2005     220,503    63,269  (26,692)    257,080         8.90
                                                2004     190,296    52,212  (22,005)    220,503         8.77
   CORE Small Cap Equity Fund                   2005       5,694     6,070     (897)     10,867        14.83
                                                2004       1,127     5,606   (1,039)      5,694        14.18
   Mid Cap Value Fund                           2005     101,474    29,024  (14,686)    115,812        17.50
                                                2004      84,769    29,144  (12,439)    101,474        15.72

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                        INDIVIDUAL FLEXIBLE PREMIUM VARIABLE
                                                        ANNUITY WITH GUARANTEED MINIMUM DEATH
                                                            BENEFIT UNIT ACTIVITY DURING:
                                                 --------------------------------------------------
                                                           UNITS                                     ACCUMULATION
                                                        OUTSTANDING                                   UNIT VALUE
                                                       DECEMBER 31,   UNITS     UNITS      UNITS     DECEMBER 31,
                                                 YEAR   PRIOR YEAR    ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                                 ----  ------------  -------  --------  -----------  ------------
JANUS ASPEN SERIES SUBACCOUNTS:
   Balanced Portfolio (Service Shares)           2005      44,975      4,182    (4,367)    44,790       $11.30
                                                 2004      25,044     24,348    (4,417)    44,975        10.65
   Forty Portfolio (Institutional Shares) (2)    2005     481,266     64,981   (44,200)   502,047         6.78
                                                 2004     479,338     49,563   (47,635)   481,266         6.09
   Mid Cap Growth Portfolio (Service Shares)     2005      12,349      4,002    (1,416)    14,935         9.53
                                                 2004      12,401      8,781    (8,833)    12,349         8.62
PIMCO VARIABLE INSURANCE TRUST SUBACCOUNTS:
   Foreign Bond Portfolio (U.S. Dollar
      Hedged) (3)                                2005     112,639     35,302   (20,456)   127,485        12.98
                                                 2004      93,157     30,758   (11,276)   112,639        12.52
   Low Duration Portfolio                        2005     195,714     43,456   (21,247)   217,923        11.92
                                                 2004     177,065     40,809   (22,160)   195,714        11.96
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
   Bond Portfolio                                2005     160,493     37,063   (17,955)   179,601        12.99
                                                 2004     134,250     35,769    (9,526)   160,493        12.84
   Global Discovery Portfolio                    2005      87,049     19,031   (11,984)    94,096        13.89
                                                 2004      76,628     21,033   (10,612)    87,049        11.92
   Growth and Income Portfolio                   2005     110,561     11,554    (4,003)   118,112         8.85
                                                 2004     104,327     11,070    (4,836)   110,561         8.46
   International Portfolio                       2005     248,966     58,998   (36,481)   271,483         7.17
                                                 2004     231,334     48,402   (30,770)   248,966         6.25
   Money Market Portfolio                        2005      32,014     14,679    (4,147)    42,546        10.67
                                                 2004      29,182      8,623    (5,791)    32,014        10.53
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
   Dreman High Return Equity Portfolio           2005     254,353    202,535  (183,691)   273,197        17.03
                                                 2004     240,043     40,673   (26,363)   254,353        16.00
   Government & Agency Securities Portfolio      2005     114,798     12,153   (14,651)   112,300        12.76
                                                 2004     129,476      8,323   (23,001)   114,798        12.61
   High Income Portfolio                         2005     117,350     32,858   (18,451)   131,757        12.63
                                                 2004      99,919     29,172   (11,741)   117,350        12.33
   Small Cap Growth Portfolio                    2005      24,590      2,304      (659)    26,235         4.52
                                                 2004      23,094      5,279    (3,783)    24,590         4.28

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                      INDIVIDUAL FLEXIBLE PREMIUM VARIABLE
                                                      ANNUITY WITH GUARANTEED MINIMUM DEATH
                                                          BENEFIT UNIT ACTIVITY DURING:
                                               --------------------------------------------------
                                                         UNITS                                     ACCUMULATION
                                                      OUTSTANDING                                   UNIT VALUE
                                                     DECEMBER 31,   UNITS     UNITS      UNITS     DECEMBER 31,
                                               YEAR   PRIOR YEAR    ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                               ----  ------------  -------  --------  -----------  ------------
WM VARIABLE TRUST - EQUITY FUNDS SUBACCOUNTS:
   Equity Income Fund                          2005     104,773    144,309  (33,097)    215,985       $14.34
                                               2004      52,271     67,240  (14,738)    104,773        13.22
   Mid Cap Stock Fund                          2005      37,881      6,970   (6,496)     38,355        14.69
                                               2004      31,405      9,312   (2,836)     37,881        13.17
   Small Cap Growth Fund (4)                   2005      39,524      7,638   (4,454)     42,708         8.38
                                               2004      34,669     12,904   (8,049)     39,524         8.68
   West Coast Equity                           2005          --      2,084       --       2,084        11.60
                                               2004          --         --       --          --           --
WM VARIABLE TRUST - STRATEGIC ASSET
   MANAGEMENT SUBACCOUNTS:
   Balanced Portfolio                          2005     675,770    321,245  (54,622)    942,393        13.71
                                               2004     269,540    441,963  (35,733)    675,770        13.15
   Conservative Balanced Portfolio             2005      91,045     34,514   (9,346)    116,213        12.81
                                               2004      31,926     66,938   (7,819)     91,045        12.44
   Conservative Growth Portfolio               2005     400,280    238,619  (24,564)    614,335        14.54
                                               2004     171,317    284,076  (55,113)    400,280        13.82
   Flexible Income Portfolio                   2005      77,070     27,852  (31,049)     73,873        12.16
                                               2004      11,784     72,594   (7,308)     77,070        11.96
   Strategic Growth Portfolio                  2005     302,890     67,789  (11,888)    358,791        15.14
                                               2004     113,016    202,434  (12,560)    302,890        14.28

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                                   INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                                                        WITH GUARANTEED RETIREMENT INCOME
                                                          BENEFIT UNIT ACTIVITY DURING:
                                                -------------------------------------------------
                                                          UNITS                                    ACCUMULATION
                                                       OUTSTANDING                                  UNIT VALUE
                                                      DECEMBER 31,   UNITS    UNITS      UNITS     DECEMBER 31,
                                                YEAR   PRIOR YEAR   ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                                ----  ------------  ------  --------  -----------  ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
   Social Small Cap Growth Portfolio            2005      11,864       451   (2,373)      9,942       $11.04
                                                2004      13,094     1,004   (2,234)     11,864        12.32
DREYFUS VARIABLE INVESTMENT FUND
   SUBACCOUNTS:
   Developing Leaders Portfolio                 2005      51,877     3,152   (4,828)     50,201        11.37
                                                2004      55,292     4,178   (7,593)     51,877        10.92
   Quality Bond Portfolio                       2005      38,218     2,750   (3,390)     37,578        11.45
                                                2004      40,006     4,612   (6,400)     38,218        11.35
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   SUBACCOUNT:
   Socially Responsible Growth Fund             2005       1,924        80       (5)      1,999         7.78
                                                2004       1,780       149       (5)      1,924         7.64
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
   SUBACCOUNTS:
   Growth Portfolio                             2005     163,179    10,116  (17,893)    155,402         8.44
                                                2004     153,080    28,281  (18,182)    163,179         8.10
   Index 500 Portfolio                          2005     138,397     8,782  (18,578)    128,601        10.00
                                                2004     154,547    20,649  (36,799)    138,397         9.69
   Mid Cap Portfolio                            2005      53,968     1,230   (3,353)     51,845        17.99
                                                2004      48,594     9,612   (4,238)     53,968        15.43
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST SUBACCOUNTS:
   Developing Markets Securities Fund           2005       6,737    13,696     (161)     20,272        14.42
                                                2004       4,568     2,438     (269)      6,737        11.48
   Global Asset Allocation Fund                 2005      11,453     3,715     (484)     14,684        13.14
                                                2004       9,514     1,944       (5)     11,453        12.86
   Small - Mid Cap Growth Securities Fund (1)   2005      30,309     2,395   (3,234)     29,470        10.15
                                                2004      31,298     3,138   (4,127)     30,309         9.82
   Small Cap Value Securities Fund              2005          --         2       --           2        11.35
                                                2004          --        --       --          --           --
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Capital Growth Fund                          2005     133,513     9,632  (15,357)    127,788         8.90
                                                2004     134,837    15,522  (16,846)    133,513         8.77
   CORE Small Cap Equity Fund                   2005          25        --       --          25        14.83
                                                2004          18         7       --          25        14.18
   Mid Cap Value Fund                           2005      65,663     7,672   (8,086)     65,249        17.50
                                                2004      72,166     5,858  (12,361)     65,663        15.72

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                                   INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                          GUARANTEED RETIREMENT INCOME BENEFIT
                                                                 UNIT ACTIVITY DURING:
                                                -------------------------------------------------------
                                                          UNITS                                          ACCUMULATION
                                                       OUTSTANDING                                        UNIT VALUE
                                                      DECEMBER 31,    UNITS       UNITS        UNITS     DECEMBER 31,
                                                YEAR   PRIOR YEAR     ISSUED    REDEEMED    OUTSTANDING    YEAR END
                                                ----  ------------  ---------  ----------   -----------  ------------
JANUS ASPEN SERIES SUBACCOUNTS:
   Balanced Portfolio (Service Shares)          2005      37,967          867      (4,284)     34,550       $11.30
                                                2004      41,315        2,257      (5,605)     37,967        10.65
   Forty Portfolio (Institutional Shares) (2)   2005     436,486       13,783     (46,869)    403,400         6.78
                                                2004     468,565       23,476     (55,555)    436,486         6.09
   Mid Cap Growth Portfolio (Service Shares)    2005      18,681          910      (1,297)     18,294         9.53
                                                2004      19,986        1,035      (2,340)     18,681         8.62
PIMCO VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Foreign Bond Portfolio (U.S. Dollar
      Hedged) (3)                               2005      45,244        2,792      (4,027)     44,009        12.98
                                                2004      45,773        6,482      (7,011)     45,244        12.52
   Low Duration Portfolio                       2005      73,707        5,639      (7,036)     72,310        11.92
                                                2004      79,452       10,254     (15,999)     73,707        11.96
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
   Bond Portfolio                               2005      50,236        2,947      (6,433)     46,750        12.99
                                                2004      55,595        4,841     (10,200)     50,236        12.84
   Global Discovery Portfolio                   2005      53,394        2,233      (6,375)     49,252        13.89
                                                2004      56,232        5,258      (8,096)     53,394        11.92
   Growth and Income Portfolio                  2005     100,207        4,752     (14,896)     90,063         8.85
                                                2004     109,213        4,697     (13,703)    100,207         8.46
   International Portfolio                      2005     182,735        9,150     (20,671)    171,214         7.17
                                                2004     192,950       14,663     (24,878)    182,735         6.25
   Money Market Portfolio                       2005      10,117          603        (578)     10,142        10.67
                                                2004      18,177        1,777      (9,837)     10,117        10.53
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
   Dreman High Return Equity Portfolio          2005     193,086    1,964,800  (1,975,392)    182,494        17.03
                                                2004     206,003       13,535     (26,452)    193,086        16.00
   Government & Agency Securities Portfolio     2005      69,025        3,936      (7,894)     65,067        12.76
                                                2004      74,639        4,498     (10,112)     69,025        12.61
   High Income Portfolio                        2005      51,380        3,046      (3,726)     50,700        12.63
                                                2004      56,243        4,899      (9,762)     51,380        12.33
   Small Cap Growth Portfolio                   2005      36,342        1,325      (1,244)     36,423         4.52
                                                2004      39,739        2,138      (5,535)     36,342         4.28

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   UNITS ISSUED AND REDEEMED (CONTINUED)

                                                   INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY
                                                    WITH GUARANTEED RETIREMENT INCOME BENEFIT
                                                              UNIT ACTIVITY DURING:
                                                -------------------------------------------------
                                                          UNITS                                    ACCUMULATION
                                                       OUTSTANDING                                  UNIT VALUE
                                                      DECEMBER 31,   UNITS    UNITS      UNITS     DECEMBER 31,
                                                YEAR   PRIOR YEAR   ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                                ----  ------------  ------  --------  -----------  ------------
WM VARIABLE TRUST - EQUITY FUNDS SUBACCOUNTS:
   Equity Income Fund                           2005      38,468     2,483   (3,155)     37,796       $14.34
                                                2004      28,673    10,794     (999)     38,468        13.22
   Mid Cap Stock Fund                           2005      29,492     3,599   (2,352)     30,739        14.69
                                                2004      28,636     3,421   (2,565)     29,492        13.17
   Small Cap Growth Fund (4)                    2005      22,995     3,965   (3,056)     23,904         8.38
                                                2004      23,193     2,757   (2,955)     22,995         8.68
   West Coast Equity                            2005          --        --       --          --        11.60
                                                2004          --        --       --          --           --
WM VARIABLE TRUST - STRATEGIC ASSET MANAGEMENT
   SUBACCOUNTS:
   Balanced Portfolio                           2005      89,451    20,505  (10,434)     99,522        13.71
                                                2004      87,950    10,040   (8,539)     89,451        13.15
   Conservative Balanced Portfolio              2005      44,427       576       (5)     44,998        12.81
                                                2004      43,826       606       (5)     44,427        12.44
   Conservative Growth Portfolio                2005     173,240    18,759  (29,324)    162,675        14.54
                                                2004     136,316    42,092   (5,168)    173,240        13.82
   Flexible Income Portfolio                    2005       5,049       392   (2,907)      2,534        12.16
                                                2004       5,254       438     (643)      5,049        11.96
   Strategic Growth Portfolio                   2005     108,993    27,647   (3,443)    133,197        15.14
                                                2004      86,769    25,064   (2,840)    108,993        14.28

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                 GUARANTEED MINIMUM DEATH BENEFIT AND RETIREMENT
                                                       INCOME BENEFIT UNIT ACTIVITY DURING:
                                                -------------------------------------------------
                                                          UNITS                                    ACCUMULATION
                                                       OUTSTANDING                                  UNIT VALUE
                                                      DECEMBER 31,   UNITS    UNITS      UNITS     DECEMBER 31,
                                                YEAR   PRIOR YEAR   ISSUED  REDEEMED  OUTSTANDING    YEAR END
                                                ----  ------------  ------  --------  -----------  ------------
CALVERT VARIABLE SERIES, INC. SUBACCOUNT:
   Social Small Cap Growth Portfolio            2005         594        64       (4)        654       $10.91
                                                2004         582        39      (27)        594        12.21
DREYFUS VARIABLE INVESTMENT FUND SUBACCOUNTS:
   Developing Leaders Portfolio                 2005      33,321     2,784   (2,511)     33,594        11.24
                                                2004      33,561     3,133   (3,373)     33,321        10.82
   Quality Bond Portfolio                       2005      33,679     6,979   (3,573)     37,085        11.32
                                                2004      33,330     4,135   (3,786)     33,679        11.25
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
   SUBACCOUNT:
   Socially Responsible Growth Fund             2005         456       289       (7)        738         7.70
                                                2004         456        --       --         456         7.57
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS VIP
   SUBACCOUNTS:
   Growth Portfolio                             2005     105,218    11,215   (9,302)    107,131         8.34
                                                2004     101,562    12,593   (8,937)    105,218         8.02
   Index 500 Portfolio                          2005      86,597     5,357   (8,068)     83,886         9.89
                                                2004      95,862     9,989  (19,254)     86,597         9.60
   Mid Cap Portfolio                            2005      22,333     1,762   (2,754)     21,341        17.78
                                                2004      19,403     5,212   (2,282)     22,333        15.29
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST SUBACCOUNTS:
   Developing Markets Securities Fund           2005         792     2,075     (212)      2,655        14.22
                                                2004         484     4,380   (4,072)        792        11.34
   Global Asset Allocation Fund                 2005       4,083     1,357      (52)      5,388        12.99
                                                2004       6,471     2,002   (4,390)      4,083        12.75
   Small - Mid Cap Growth Securities Fund (1)   2005      22,807     2,072   (1,941)     22,938        10.04
                                                2004      22,840     2,037   (2,070)     22,807         9.73
   Small Cap Value Securities Fund              2005          --        --       --          --        11.33
                                                2004          --        --       --          --           --
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Capital Growth Fund                          2005      93,261     8,145   (8,224)     93,182         8.80
                                                2004      92,132     9,291   (8,162)     93,261         8.69
   CORE Small Cap Equity Fund                   2005          --        --       --          --        14.66
                                                2004         101        --     (101)         --        14.05
   Mid Cap Value Fund                           2005      54,190     2,432   (4,466)     52,156        17.30
                                                2004      56,938     3,099   (5,847)     54,190        15.58

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                   INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                    GUARANTEED MINIMUM DEATH BENEFIT AND RETIREMENT
                                                         INCOME BENEFIT UNIT ACTIVITY DURING:
                                                ------------------------------------------------------
                                                          UNITS                                         ACCUMULATION
                                                       OUTSTANDING                                       UNIT VALUE
                                                      DECEMBER 31,     UNITS      UNITS       UNITS      DECEMBER 31,
                                                YEAR   PRIOR YEAR     ISSUED    REDEEMED   OUTSTANDING     YEAR END
                                                ----  ------------  ---------  ----------  -----------  -------------
JANUS ASPEN SERIES SUBACCOUNTS:
   Balanced Portfolio (Service Shares)          2005       8,327          476      (1,479)     7,324        $11.17
                                                2004       5,730        2,925        (328)     8,327         10.55
   Forty Portfolio (Institutional Shares) (2)   2005     306,591       10,781     (31,748)   285,624          6.68
                                                2004     351,304       24,685     (69,398)   306,591          6.02
   Mid Cap Growth Portfolio (Service Shares)    2005      17,721        1,006      (1,834)    16,893          9.42
                                                2004      20,027        1,891      (4,197)    17,721          8.55
PIMCO VARIABLE INSURANCE TRUST
   SUBACCOUNTS:
   Foreign Bond Portfolio (U.S. Dollar
   Hedged) (3)                                  2005      35,243        2,269      (3,571)    33,941         12.80
                                                2004      35,533        4,225      (4,515)    35,243         12.37
   Low Duration Portfolio                       2005      61,046        4,538      (7,361)    58,223         11.75
                                                2004      60,313       10,547      (9,814)    61,046         11.82
SCUDDER VARIABLE SERIES I SUBACCOUNTS:
   Bond Portfolio                               2005      39,974        2,191      (5,795)    36,370         12.81
                                                2004      43,635        2,927      (6,588)    39,974         12.69
   Global Discovery Portfolio                   2005      35,570        1,870      (3,873)    33,567         13.73
                                                2004      37,356        6,782      (8,568)    35,570         11.81
   Growth and Income Portfolio                  2005      87,252        4,015      (7,949)    83,318          8.72
                                                2004      98,630        8,016     (19,394)    87,252          8.36
   International Portfolio                      2005     136,140        7,016     (16,626)   126,530          7.06
                                                2004     143,978       11,792     (19,630)   136,140          6.18
   Money Market Portfolio                       2005      10,448        1,143      (5,168)     6,423         10.51
                                                2004      11,447          378      (1,377)    10,448         10.40
SCUDDER VARIABLE SERIES II SUBACCOUNTS:
   Dreman High Return Equity Portfolio          2005     141,933    1,361,184  (1,366,246)   136,871         16.79
                                                2004     150,595       11,608     (20,270)   141,933         15.82
   Government & Agency Securities Portfolio     2005      59,759        3,218      (8,360)    54,617         12.58
                                                2004      62,801        5,097      (8,139)    59,759         12.46
   High Income Portfolio                        2005      36,642        2,042      (3,826)    34,858         12.45
                                                2004      38,135        3,540      (5,033)    36,642         12.18
   Small Cap Growth Portfolio                   2005       6,901          517        (610)     6,808          4.45
                                                2004      17,566        1,275     (11,940)     6,901          4.23

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

FARMERS ANNUITY SEPARATE ACCOUNT A
OF FARMERS NEW WORLD LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF FARMERS GROUP, INC.)
NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. UNITS ISSUED AND REDEEMED (CONTINUED)

                                                  INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY WITH
                                                   GUARANTEED MINIMUM DEATH BENEFIT AND RETIREMENT
                                                        INCOME BENEFIT UNIT ACTIVITY DURING:
                                                -----------------------------------------------------
                                                           UNITS                                        ACCUMULATION
                                                        OUTSTANDING                                      UNIT VALUE
                                                       DECEMBER 31,    UNITS     UNITS       UNITS      DECEMBER 31,
                                                YEAR    PRIOR YEAR    ISSUED   REDEEMED   OUTSTANDING     YEAR END
                                                ----   ------------   ------   --------   -----------   ------------
WM VARIABLE TRUST - EQUITY FUNDS SUBACCOUNTS:
   Equity Income Fund                           2005      22,661      14,428    (8,714)      28,375        $14.18
                                                2004      16,114       7,960    (1,413)      22,661         13.11
   Mid Cap Stock Fund                           2005      24,134       1,591    (7,346)      18,379         14.52
                                                2004      24,291       2,545    (2,702)      24,134         13.05
   Small Cap Growth Fund (4)                    2005      28,235       3,172    (9,397)      22,010          8.29
                                                2004      28,251       5,084    (5,100)      28,235          8.60
   West Coast Equity                            2005          --       1,581        --        1,581         11.58
                                                2004          --          --        --           --            --
WM VARIABLE TRUST - STRATEGIC ASSET
   MANAGEMENT SUBACCOUNTS:
   Balanced Portfolio                           2005     116,255      13,129   (12,767)     116,617         13.60
                                                2004     116,744      28,406   (28,895)     116,255         13.07
   Conservative Balanced Portfolio              2005      23,845       6,277    (3,089)      27,033         12.70
                                                2004      16,293       7,553        (1)      23,845         12.37
   Conservative Growth Portfolio                2005     157,627       8,045   (30,316)     135,356         14.42
                                                2004     139,327      23,275    (4,975)     157,627         13.74
   Flexible Income Portfolio                    2005       7,736       2,547    (1,950)       8,333         12.06
                                                2004       5,131       2,613        (8)       7,736         11.89
   Strategic Growth Portfolio                   2005      63,676       6,999    (3,482)      67,193         15.01
                                                2004      66,868      13,888   (17,080)      63,676         14.20

(1)  Formerly named Franklin Small Cap Fund

(2)  Formerly named Janus Aspen Capital Appreciation Portfolio

(3)  Formerly named PIMCO Foreign Bond Portfolio

(4)  Formerly named WM Small Cap Stock Fund

                                     PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A)  FINANCIAL STATEMENTS

          All required financial statements are included in Part B of this Registration Statement.

     (B)  EXHIBITS

          (1) Certified resolution of the Board of Directors of Farmers New World Life Insurance Company (the "Company") authorizing establishment of Farmers Annuity Separate Account A (the "Separate Account").(1)

          (2)  Not applicable.

          (3) (a) Distribution Agreement between Farmers New World Life Insurance Company and Investors Brokerage Services, Inc.(2)

               (b) Investors Brokerage Services, Inc. Registered Representative Agreement.(2)

               (c) Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.(3)

               (d) Farmers Financial Solutions, LLC Registered Representative Agreement.(3)


               (e) Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC.(11)


          (4) (a) Revised Form of Contract for the Individual Flexible Premium Variable Annuity.(2)

               (b)  Revised Guaranteed Minimum Death Benefit Rider.(2)

               (c)  Revised Guaranteed Retirement Income Benefit Rider.(2)

               (d)  Waiver of Surrender Charge Rider - Terminal Illness.(2)

               (e)  Waiver of Surrender Charge Rider - Nursing Care.(2)

               (f) Savings Incentive Match Plan for Employees (SIMPLE) Individual Retirement Annuity Amendment Rider.(4) (8)

               (g)  Individual Retirement Annuity Amendment Rider.(4) (8)

               (h)  Roth Individual Retirement Annuity Endorsement.(4) (8)

               (i) Final Contract for the Individual Flexible Premium Variable Annuity.(9)

               (j)  Revised Variable Contract Facing Page (2004).(10)

          (5) (a) Form of Application for the Individual Flexible Premium Variable Annuity.(2)

               (b)  Form of Variable Policy Application Supplement.(5)

               (c)  Revised Variable Policy Application Supplement.(4) (6)

               (d)  Revised Variable Policy Application Supplement (2004).(9)

          (6) (a) Articles of Incorporation of Farmers New World Life Insurance Company.(7)

               (b)  By-Laws of Farmers New World Life Insurance Company.(7)

          (7)  Not applicable.

          (8) (a) Participation Agreement among Kemper Variable Series, Scudder Kemper Investments, Inc., Kemper Distributors, Inc. and Farmers New World Life Insurance Company.(5)

               (b) Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(5)

               (c) Indemnification Agreement between Scudder Kemper Investments, Inc. and Farmers New World Life Insurance Company.(5)

               (d) Participation Agreement (Institutional Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(5)

               (e) Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(5)

               (f) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(2)

               (g) Consulting Services Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(2)

               (h) Form of Master Administration Agreement between McCamish Systems, L.L.C. and Farmers New World Life Insurance Company.(2)

               (i) Amendment No. 1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(3)

               (j) Amendment No. 2 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(3)

               (k) Amendment No. 1 to Participation Agreement among Farmers New World Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(3)

               (l) Amendment No. 1 to Participation Agreement between Scudder Variable Life Investment Fund and Farmers New World Life Insurance Company.(3)

               (m) Participation Agreement among Calvert Variable Series, Inc., Calvert Distributors, Inc. and Farmers New World Life Insurance Company.(3)

               (n) Participation Agreement between Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund, Inc. and Farmers New World Life Insurance Company.(3)

               (o) Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Farmers New World Life Insurance Company.(3)

               (p) Participation Agreement (Service Shares) among Janus Aspen Series, Janus Capital Corporation and Farmers New World Life Insurance Company.(3)

               (q) Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Farmers New World Life Insurance Company.(3)

               (r) Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(3)

               (s) Amendment No. 1 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(6)

               (t) Master Administration Agreement between McCamish Systems, LLC and Farmers New World Life Insurance Company dated as of April 1, 2001.(6)

               (u) Amendment No. 2 to Participation Agreement among WM Variable Trust, WM Funds Distributor, Inc. and Farmers New World Life Insurance Company.(4)

               (v) Form of Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Farmers New World Life Insurance Company.(10)

          (9)  Opinion and Consent of Brian F. Kreger, Esquire.(11)

           (10) (a)  Consent of Sutherland Asbill & Brennan LLP.(11)

                (b)  (i)  Consent of PricewaterhouseCoopers LLP.(11)

                     (ii) Consent of Deloitte & Touche LLP.(8)

          (11) No financial statements will be omitted from Item 23.

          (12) Not applicable.

          (13) Schedule of Performance Computations. (3) (5)

          (14) Not applicable.

         (15) Powers of Attorney.(1)(3)(4)(9)(11)

----------
(1) Incorporated herein by reference to the initial registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 13, 1999 (File Nos. 333-85183 and 811-09547).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on November 15, 1999 (File Nos. 333-85183 and 811-09547).

(3) Incorporated herein by reference to Post-Effective Amendment No. 2 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2001 (File Nos. 333-85183 and 811-09547).

(4) Incorporated herein by reference to Post-Effective Amendment No. 4 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on August 27, 2002 (File Nos. 333-85183 and 811-09547).

(5) Incorporated herein by reference to Post-Effective Amendment No. 1 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 21, 2000 (File Nos. 333-85183 and 811-09547).

(6) Incorporated herein by reference to Post-Effective Amendment No. 3 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 26, 2002 (File Nos. 333-85183 and 811-09547).

(7) Incorporated herein by reference to the initial registration statement on Form S-6 for Farmers Variable Life Separate Account A filed with the SEC on July 29, 1999 (File No. 333-84023).

(8) Incorporated herein by reference to Post-Effective Amendment No. 5 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 28, 2003 (File Nos. 333-85183 and 811-09547).

(9) Incorporated herein by reference to Post-Effective Amendment No. 6 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 27, 2004 (File Nos. 333-85183 and 811-09547).

10 Incorporated herein by reference to Post-Effective Amendment No. 7 to this registration statement on Form N-4 for Farmers Annuity Separate Account A filed with the SEC on April 28, 2005 (File Nos. 333-85183 and 811-09547).

(11) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF FARMERS NEW WORLD LIFE INSURANCE COMPANY

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION AND OFFICE WITH DEPOSITOR
-----------------------------------   ----------------------------------
Jerry J. Carnahan(8)                  Director
Peter Eckert(2)                       Chairman of the Board and Director
Paul N. Hopkins(1)                    Director
Michael W. Keller(3)                  Chief Marketing Officer, Vice President, and Director
Ryan R. Larson(3)                     Vice President, Chief Actuary, and Director
C. Paul Patsis(3)                     President, Chief Executive Officer, and Director
James I. Randolph(3)                  Vice President, Assistant Secretary and Director
Gary R. Severson(4)                   Director
John F. Sullivan, Jr.(5)              Director
Laszlo G. Heredy(1)                   Chief Investment Officer and Vice President
Brian F. Kreger(3)                    Corporate Secretary, Vice President, and General
                                      Counsel
Oscar Tengtio(3)                      Vice President and Chief Financial Officer
Pierre C. Wauthier(1)                 Vice President and Assistant Treasurer
Leeann G. Badgett(3)                  Assistant Treasurer
Gerald A. Dulek(1)                    Assistant Vice President
Doren E. Hohl(1)                      Assistant Secretary
Paul F. Hott(3)                       Assistant Vice President
Peter Klute(1)                        Assistant Treasurer
Hubert L. Mountz(1)                   Assistant Treasurer
Dennis J. A. Nibbe(3)                 Assistant Treasurer
Hakeem Olanrewaju(3)                  Assistant Treasurer
John R. Patton(3)                     Assistant Vice President and Assistant Secretary
Richard L. Russell, Jr.(1)            Assistant Secretary
Kathryn M. Trepinski(1)               Assistant Secretary

James P. Brennan, Sr., Esq. serves as the Chief Compliance Officer for the Registrant.(3)

----------
(1) The principal business address is 4680 Wilshire Boulevard, Los Angeles, CA 90010.

(2)  The principal business address is Mythenqvai 2, 8022 Zurich Switzerland.

(3) The principal business address is 3003 - 77th Ave. SE, Mercer Island, WA 98040.

(4)  The principal business address is 801 2nd Ave., Seattle, WA 98104.

(5)  The principal business address is 1201 3rd Ave., #3390, Seattle, WA 98101.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT -

            ORGANIZATIONS AFFILIATED WITH ZURICH FINANCIAL SERVICES

COMPANY                                           DOMICILED    OWNERSHIP                                          %
-------                                          -----------   ---------                                  ----------------
Aktiengesellschaft Assuricum                     Switzerland   Zurich Insurance Company                    99.60
Allied Zurich Holdings Limited                   CI            Zurich Group Holding                       100.00
Allied Zurich PLC                                UK            Zurich Financial Services                  100.00
American Guarantee & Liability Insurance Co.     NY            Zurich American Insurance Company          100.00
American Zurich Insurance Company                IL            Steadfast Insurance Company                100.00
Assurance Company of America                     NY            Maryland Casualty Company                  100.00
BG Investments Ltd.                              BDA           Aktiengesellschaft Assuricum                04.58
BG Investments Ltd.                              BDA           Zurich Insurance Company                    95.42
Centre Financial Services Holdings Limited       BDA           Centre Group Holdings Limited              100.00
Centre Group Holdings (US) Limited               DE            Centre Reinsurance Limited                 100.00
Centre Group Holdings Limited                    BDA           CMSH Limited                               100.00
Centre Insurance Company                         DE            Centre Solutions Holdings (Delaware)
                                                               Limited                                    100.00
Centre Life Insurance Company                    MA            Centre Solutions (US) Limited              100.00
Centre Reinsurance (US) Limited                  BDA           Centre Reinsurance Holdings (Delaware)
                                                               Limited                                    100.00
Centre Reinsurance Holdings (Delaware) Limited   DE            Orange Stone Reinsurance                   100.00
Centre Reinsurance Limited                       BDA           Centre Solutions (Bermuda) Limited         100.00
Centre Solutions (Bermuda) Limited               BDA           Centre Group Holdings Limited              100.00
Centre Solutions (US) Limited                    BDA           Centre Group Holdings (US) Limited         100.00
Centre Solutions Holdings (Delaware) Limited     DE            Centre Solutions (US) Limited              100.00
CMSH Limited                                     BDA           Zurich Insurance Company                    64.70
CMSH Limited                                     BDA           Zurich International (Bermuda) Ltd.         35.30
Colonial American Casualty & Surety Co.          MD            Fidelity & Deposit Company of Maryland     100.00
Constellation Reinsurance Company                NY            Centre Reinsurance Holdings (Delaware)
                                                               Limited                                    100.00
Crown Management Services Limited                DE            Orange Stone Holdings                      100.00
Daniels-Head Insurance Services, Inc.            TX            Daniels Head Management                    100.00
Daniels Head Management Corp, a Texas
Corporation                                      TX            Specialty Producer Group, Inc.             100.00
Daniels-Head Insurance Agency (GA), Inc.         GA            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (CT), Inc.         CT            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency, Inc. (CA)         CA            Daniels-Head Insurance Agency, Inc. an
                                                               Ohio Corp.                                 100.00
Daniels-Head Insurance Agency (CO), Inc.         CO            Daniels-Head Insurance Agency, Inc., a
                                                               California Corporation                     100.00
Daniels-Head Insurance Agency, Inc. an Ohio      OH            Daniels-Head Management Corp., a Texas
Corp.                                                          Corporation                                100.00
Daniels-Head Insurance Agency, Inc. (NV)         NV            Daniels-Head Management Corp., a Texas
                                                               Corporation                                100.00
Daniels/Head Insurance Agency, Inc., a                         Daniels-Head Management Corp., a Texas
Kentucky Corporation                             KY            Corporation                                100.00
Daniels-Head General Agency, Inc. (TX)           TX            Daniels-Head Management Corp., a Texas
                                                               Corporation                                100.00
Daniels-Head Insurance Agency  (IA) Inc.         IA            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (IL) Inc.          IL            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (IN) Inc.          IN            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (KS)  Inc.         KS            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (MA) Inc.          MA            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (MI), Inc.         MI            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (MN), Inc.         MN            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (MO), Inc.         MO            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (NC), Inc.         NC            Daniels-Head Insurance Agency, Inc. (CA)   100.00

COMPANY                                           DOMICILED    OWNERSHIP                                          %
-------                                          -----------   ---------                                  ----------------
Daniels-Head Insurance Agency (ND), Inc.         ND            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency(NE), Inc.          NE            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (NJ), Inc.         NJ            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency(NY), Inc.          NY            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (PA), Inc.         PA            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (SD), Inc.         SD            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (WA) Inc.          WA            Daniels-Head Insurance Agency, Inc. (CA)   100.00
Daniels-Head Insurance Agency (WI) Inc.          WI            Daniels-Head Insurance Agency, Inc. (CA)   100.00
DH Specialty Insurance Agency, Inc.              IL            Daniels-Head Management Corp., a Texas
                                                               Corporation
Disability Management Services, Inc.             CT            Centre Reinsurance Limited                  40.00
Diversified Specialty Risk                       TX            American Guarantee & Liability Insurance
                                                               Co.                                        100.00
Empire Fire & Marine Insurance Company           NE            Zurich American Insurance Company          100.00
Empire Indemnity Insurance Company               OK            Zurich American Insurance Company          100.00
Empire Management Services, Inc.                 NE            Empire Fire & Marine Insurance Company     100.00
Farmers Group, Inc.                              NV            Zurich Group Holding                       86.625
Farmers Group, Inc.                              NV            Allied Zurich Holdings Limited              10.00
Farmers Group, Inc.                              NV                                                       03.375
Farmers Investment Research & Management, Inc.   NV            Farmers Group, Inc.
Farmers New World Life Insurance Company         WA            Farmers Group, Inc.                        100.00
Farmers Reinsurance Company                      CA            Farmers Group, Inc.                        100.00
Farmers Services Corporation                     NV            Farmers Group, Inc.
Farmers Value Added, Inc.                        NV            Farmers Group, Inc.
Fidelity & Deposit Company of Maryland           MD            Zurich American Insurance Company          100.00
F.I.G. Holding Company                           CA            Fire Underwriters Association
F.I.G. Holding Company                           CA            Truck Underwriters Association              30.00
FIG Leasing Company, Inc.                        CA            Farmers Group, Inc.                         95.20
FIG Leasing Company, Inc.                        CA            Fire Underwriters Association                1.70
FIG Leasing Company, Inc.                        CA            Truck Underwriters Association               3.10
FIG Travel                                       CA            Farmers Group, Inc.                        100.00
Fire Underwriters Association                    CA            Farmers Group, Inc.                        100.00
FKLA Realty Corporation                          IL            Kemper Portfolio Corp.                     100.00
Kemper Corporation                               DE            Zurich Holding Company of America          100.00
Kemper Investors Life Insurance Company          IL            Kemper Corporation                         100.00
Kemper Portfolio Corp.                           DE            Kemper Corporation                         100.00
Kemper Real Estate Management Co.                DE            Kemper Corporation                         100.00
Keswick Realty, Inc.                             IL            Zurich Services Corporation                100.00
KFC Portfolio Corp.                              DE            Kemper Corporation                         100.00
KILICO Realty Corp.                              IL            KFC Portfolio Corp.                           100
KL-75, LL C                                      DE            Kemper Investors Life Insurance Company        30
KL-75, LL C                                      DE            Kemper Corporation                             20
KLMLP, L.P.
Maine Bonding and Casualty Co.                   ME            Maryland Casualty Company                  100.00
Maryland Casualty Company                        MD            Zurich American Insurance Company          100.00
Maryland Insurance Company                       TX            Maryland Casualty Company                  100.00
Maryland Lloyds                                  TX            Maryland Casualty Company
Maryland Management Corp.                        TX            Maryland Casualty Company                  100.00
Maunalua Associates, Inc.                        HI            KFC Portfolio Corp.                         100.0
Minnesota Marketing Center                       MN            Empire Fire & Marine Insurance Company     100.00
National Standard Insurance Company              TX            Maryland Casualty Company                  100.00
Northern Insurance Company of New York           NY            Maryland Casualty Company                  100.00

COMPANY                                           DOMICILED    OWNERSHIP                                          %
-------                                          -----------   ---------                                  ----------------
Orange Stone Holdings                            IRE           CMSH Limited                                100.00
Orange Stone Reinsurance                         IRE           Crown Management Services Limited           100.00
Prematic Service Corporation (CA)                CA            Farmers Group, Inc.                          38.00
Prematic Service Corporation (CA)                CA            Fire Underwriters Association                 9.00
Prematic Service Corporation (CA)                CA            Truck Underwriters Association               53.00
Prematic Service Corporation (NV)                NV            Prematic Service Corporation (CA)           100.00
Risk Enterprise Management Limited               DE            Zurich Insurance Company                    100.00
Robert Hampson, Inc.                             CN            Zurich Holding Company of America           100.00
Specialty Producer Group II                      DE            Zurich Holding Company of America           100.00
Specialty Producer Group, Inc.                   DE            American Guarantee & Liability Insurance
                                                               Co.                                          79.00
Steadfast Insurance Company                      DE            Zurich American Insurance Company           100.00
Sterling Forest Management LLC                   DE            Zurich SF Holdings, Inc.                    100.00
Sterling Forest L.L.C.                           DE            Sterling Forest Management LLC              100.00
THIC Holdings LLC                                NH
Truck Underwriters Association                   CA            Farmers Group, Inc.                         100.00
Truckwriters, Inc.                               NE            Empire Fire & Marine Insurance Company       80.00
Universal Underwriters Acceptance Corp.          KS            Zurich Holding Company of America           100.00
Universal Underwriters British Virgin Islands    BVI           Universal Underwriters Service
                                                               Corporation                                 100.00
Universal Underwriters Insurance Company         KS            Zurich American Insurance Company           100.00
Universal Underwriters Insurance Services,
Inc.                                             MA            Universal Underwriters Insurance Company    100.00
Universal Underwriters Insurance Services of                   Universal Underwriters Insurance Company
Alabama, Inc.                                    AL                                                        100.00
Universal Underwriters Life Ins. Co.             KS            Universal Underwriters Insurance Company    100.00
Universal Underwriters Management Company        KS            Zurich Holding Company of America           100.00
Universal Underwriters of Texas Ins. Co.         TX            Universal Underwriters Insurance Company    100.00
Universal Underwriters Service Corp.             MO            Zurich Holding Company of America           100.00
Universal Underwriters Service Corp. of Texas    TX            Zurich Holding Company of America           100.00
Valiant Insurance Company                        IA            Maryland Casualty Company                   100.00
ZC Specialty Insurance Company                   TX            Centre Solutions (US) Limited               100.00
ZC Sterling Corporation (This company was sold                 Centre Financial Services Holdings
as June 30, 2005)                                DE            Limited                                      98.37
ZC Sterling Insurance Agency (This company was
sold as a sub of ZC Sterling Corporation.)       CA            ZC Sterling Corporation                     100.00
ZFSH, LLC                                        DE            Zurich Holding Company of America           100.00
ZKS Real Estate Partners, LLC                                  Kemper Corporation                           41.67
Zurich Agency Services, Inc.                     TX            Maryland Casualty Company                   100.00
Zurich American Brokerage, Inc.                  NY            Zurich Holding Company of America           100.00
Zurich American Insurance Company                NY            Zurich Holding Company of America           100.00
Zurich American Insurance Company of Illinois    IL            American Zurich Insurance Company           100.00
Zurich Benefit Finance, LLC                      DE            Zurich Holding Company of America           100.00
Zurich CZI Management, Ltd.                      DE            Zurich Holding Company of America           100.00
Zurich CZI Management Holding, Ltd.              DE            Zurich Holding Company of America           100.00
Zurich E&S                                       CA            Zurich American Insurance Company           100.00
Zurich Finance, USA                              DE            Zurich Holding Company of America           100.00
Zurich Global Investment Advisors, LLC           DE            Zurich Holding Company of America           100.00
Zurich Group Holding                             Switzerland   Zurich Financial Services                    57.00
Zurich Group Holding                             Switzerland   Allied Zurich PLC                            43.00
Zurich Holding Company of America                DE            Zurich Insurance Company                     99.87
Zurich Holding Company of America                DE            Crown Management Services Limited            00.13
Zurich Insurance Company                         Switzerland   Zurich Group Holding                       99.9406
Zurich Insurance Company                         Switzerland   Zurich Group Holding                        0.0594
Zurich International (Bermuda) Ltd.              BDA           BG Investments Ltd.                          29.27
Zurich International (Bermuda) Ltd.              BDA           Zurich Insurance Company                     30.31

COMPANY                                        DOMICILED   OWNERSHIP                                   %
-------                                        ---------   ---------                                ------
Zurich International (Bermuda) Ltd.            BDA         Aktiengesellscaft Assuricum               40.42
Zurich Premium Finance Company                 NE          Empire Fire & Marine Insurance Company   100.00
Zurich Premium Finance Company of California   CA          Empire Fire & Marine Insurance Company   100.00
Zurich Warranty Management Services LTD        UK          Zurich Services Corporation              100.00
Zurich Services Corp.                          IL          Zurich Holding Company of America        100.00
Zurich SF Holdings LLC                         DE          Zurich American Insurance Company        100.00
Zurich Towers, Inc.                            IL          Zurich Holding Company of America        100.00
Zurich Warranty Solutions, Inc.                IL          American Zurich Insurance Company        100.00

Zurich Financial Services conducts its primary insurance operations in the United States through:

     (A) Two property/casualty groups, each operating INDEPENDENTLY with its own staff:

          Zurich U.S. Insurance Group

          Farmers Insurance Group

     ORGANIZATIONS AFFILIATED WITH FARMERS NEW WORLD LIFE INSURANCE COMPANY

COMPANY                                        DOMICILED   OWNERSHIP                                   %
-------                                        ---------   ---------                                ------
American Federation Insurance Company          FL          Foremost Insurance Company Grand
                                                           Rapids, Michigan                         100.00
Civic Property & Casualty Co.                  CA          Farmers Insurance Exchange                80.00
Civic Property & Casualty Co.                  CA          Fire Insurance Exchange                   10.00
Civic Property & Casualty Co.                  CA          Truck Insurance Exchange                  10.00
Corvette General Agency, Inc.                  GA          Foremost Affiliated Insurance
                                                           Services, Inc.                           100.00
Exact Property & Casualty Co.                  CA          Farmers Insurance Exchange                80.00
Exact Property & Casualty Co.                  CA          Fire Insurance Exchange                   10.00
Exact Property & Casualty Co.                  CA          Truck Insurance Exchange                  10.00
Farmers Financial Solutions, LLC               NV          FFS Holding, LLC                         100.00
Farmers Insurance Co. of Arizona               AZ          Farmers Insurance Exchange                70.00
Farmers Insurance Co. of Arizona               AZ          Truck Insurance Exchange                  20.00
Farmers Insurance Co. of Arizona               AZ          Fire Insurance Exchange                   10.00
Farmers Insurance Co. of Idaho                 ID          Farmers Insurance Exchange                80.00
Farmers Insurance Co. of Idaho                 ID          Truck Insurance Exchange                  13.30
Farmers Insurance Co. of Idaho                 ID          Fire Insurance Exchange                   06.70
Farmers Insurance Co. of Oregon                OR          Farmers Insurance Exchange                90.00
Farmers Insurance Co. of Oregon                OR          Truck Insurance Exchange                  10.00
Farmers Insurance Co. of Washington            WA          Fire Insurance Exchange                   80.00
Farmers Insurance Co. of Washington            WA          Truck Insurance Exchange                  20.00
Farmers Insurance Co., Inc.                    KS          Farmers Insurance Exchange                70.00
Farmers Insurance Co., Inc.                    KS          Truck Insurance Exchange                  20.00
Farmers Insurance Co., Inc.                    KS          Fire Insurance Exchange                   10.00
Farmers Insurance Exchange                     CA          Interinsurance Exchange -
Farmers Insurance of Columbus, Inc.            OH          Farmers Insurance Exchange               100.00
Farmers New Century Insurance Company          IL          Illinois Farmers Insurance Co.           100.00
Farmers Services Insurance Agency              CA          Truck Insurance Exchange                 100.00
Farmers Texas County Mutual Insurance
Company                                        TX          County Mutual Company -
FFS Holding, LLC                               NV          Mid Century Ins. Co.                     100.00
Fire Insurance Exchange                        CA          Interinsurance Exchange -
Federation Insurance Services of California,               Foremost Insurance Company Grand
Inc.                                           CA          Rapids, Michigan                         100.00
Foremost Affiliated Insurance Services, Inc.   MI          Foremost Corporation of America          100.00
Foremost Affinity Services, Inc.               MI          Foremost Corporation of America          100.00
Foremost Corporation of America                MI          Farmers Insurance Exchange                80.00

COMPANY                                        DOMICILED   OWNERSHIP                                   %
-------                                        ---------   ---------                                ------
Foremost Corporation of America                MI          Fire Insurance Exchange                   10.00
Foremost Corporation of America                MI          Truck Insurance Exchange                  10.00
Foremost County Mutual Insurance Company       TX          County Mutual Company
Foremost Express Insurance Agency of
Florida, Inc.                                  FL          Foremost Express Insurance
                                                           Agency, Inc.                             100.00
Foremost Express Insurance Agency, Inc.        MI          Foremost Corporation of America          100.00
Foremost Financial Services Corporation        DE          Foremost Corporation of America          100.00
Foremost Home Brokers, Inc,                    MI          Foremost Corporation of America          100.00
Foremost Home Services Corporation             MI          Foremost Corporation of America          100.00
Foremost Insurance Company Grand Rapids,
Michigan                                       MI          Foremost Corporation of America          100.00
Foremost Lloyds of Texas                       TX          Lloyds Company
Foremost Property and Casualty Insurance
Company                                        MI          Foremost Insurance Company Grand
                                                           Rapids, Michigan                         100.00
Foremost Real Estate Company Grand Rapids,
Michigan                                       MI          Foremost Corporation of America          100.00
Foremost Signature Insurance Company           MI          Foremost Insurance Company Grand
                                                           Rapids, Michigan                         100.00
Frontier Insurance Agency, Inc.                OR          Foremost Affiliated Insurance
                                                           Services, Inc.                           100.00
Illinois Farmers Insurance Co.                 IL          Farmers Insurance Exchange               100.00
Knight Agency, Inc.                            KY          Foremost Affiliated Insurance
                                                           Services, Inc.                           100.00
Mid Century Ins. Co.                           CA          Farmers Insurance Exchange                80.00
Mid Century Ins. Co.                           CA          Fire Insurance Exchange                   17.50
Mid Century Ins. Co.                           CA          Truck Insurance Exchange                  02.50
Mid Century Ins. Co. of Texas                  TX          Farmers Insurance Exchange               100.00
Neighborhood Spirit Property & Casualty Co.    CA          Farmers Insurance Exchange                80.00
Neighborhood Spirit Property & Casualty Co.    CA          Fire Insurance Exchange                   10.00
Neighborhood Spirit Property & Casualty Co.    CA          Truck Insurance Exchange                  10.00
Pacific Way Insurance Agency, Inc.             WA          Foremost Affiliated Insurance
                                                           Services, Inc.                           100.00
Sunrise Insurance Agency of Arizona, Inc.      AZ          Foremost Affiliated Insurance
                                                           Services, Inc.                           100.00
Sunrise Insurance Agency of Texas, Inc.        TX          Foremost Affiliated Insurance
                                                           Services, Inc.
Sunrise Insurance Agency, Inc.                 NV          Foremost Affiliated Insurance
                                                           Services, Inc.                           100.00
Texas Farmers Insurance Co.                    TX          Farmers Insurance Exchange                86.30
Texas Farmers Insurance Co.                    TX          Mid Century Ins. Co.                      13.70
Truck Insurance Exchange                       CA          Interinsurance Exchange
Western Star Underwriters, Inc.                TX          Foremost Corporation of America          100.00

ITEM 27. NUMBER OF CONTRACTOWNERS

     As of April 7, 2006, there were 3,266 Non-Qualified Contracts and 4,618 Qualified Contracts issued and in-force.

ITEM 28. INDEMNIFICATION

     Under its By-laws, Farmers, to the full extent permitted by the Washington Business Corporation Act, will indemnify any person who was or is a party to any proceeding by reason of the fact that he or she is or was a director of Farmers, as provided below.

By-laws of Farmers New World Life Insurance Company (as amended October 24,
1995)

              INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES

SECTION 47.

     (A) RIGHT OF INDEMNITY. Each person who acts as a Director, officer or employee of the corporation shall be indemnified by the corporation for all sums which he becomes obligated to pay, (including counsel fees, expenses and court costs actually and necessarily incurred by him) in connection with any action, suit or proceeding in which he is made a party by reason of his being, or having been a Director, officer, or employee of the corporation, except in relation to matters as to which he shall be adjudged in such action, suit or proceeding to be liable for bad faith or misconduct in the performance of his duties as such Director, officer or employee, and except any sum paid to the corporation in settlement of an action, suit or proceeding based upon bad faith or misconduct in the performance of his duties.

     (B) SCOPE OF INDEMNITY. The right of indemnification in this article provided shall inure to each Director, officer and employee of the corporation, whether or not he is such Director, officer or employee at the time he shall become obligated to pay such sums, and whether or not the claim asserted against him is based on matters which antedate the adoption of this article; and in the event of his death shall extend to his legal representatives. Each person who shall act as a Director, officer or employee of the corporation shall be deemed to be doing so in reliance upon such right of indemnification; and such right shall not be deemed exclusive of any other right to which any such person may be entitled, under any by-law, agreement, vote of stockholders, or otherwise.

     (C) DETERMINATION OF CLAIMS FOR INDEMNITY. The Board of Directors of the corporation, acting at a meeting at which a majority of the quorum is unaffected by self-interest (notwithstanding that other members of the quorum present but not voting may be so affected), shall determine the propriety and reasonableness of any indemnity claimed under this article, and such determination shall be final and conclusive. If, however, a majority of a quorum of the Board which is unaffected by self-interest and willing to act is not obtainable, the Board in its discretion may appoint from among the stockholders who are not Directors or officers or employees of the corporation, a committee of two or more persons to consider and determine any such question, and the determination of such committee shall be final and conclusive.

                              RULE 484 UNDERTAKING

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) Farmers Financial Solutions, LLC is the registrant's principal underwriter. It is also the principal underwriter for Farmers Variable Life Separate Account A.

     (b) Officers and Directors of Farmers Financial Solutions, LLC, and their addresses, are as follows:

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH FFS
-----------------------------------   ------------------------------
C. Paul Patsis(1)                     Chairman of the Board
Donald K. Mealer(2)                   President, Director
Jerry J. Carnahan(3)                  Director
Donnell Reid(4)                       Director
James E. Hansen(5)                    Director
Bardea C. Huppert(2)                  Chief Operating Officer
Steven K. Klein(2)                    Chief Compliance Officer
Jon S. Arima(2)                       Treasurer and Chief Financial Officer
Doren E. Hohl(3)                      Secretary

----------
(1) The principal business address is 3003 - 77th Avenue, S.E. Mercer Island, Washington 98040.

(2) The principal business address is 2423 Galena Avenue, Simi Valley, California 93065.

(3) The principal business address is 4680 Wilshire Boulevard, Los Angeles, California 90010.

(4)  The principal business address is 1281 Pinrun Dr., Ballwin, MO 63011.

(5)  The principal business address is 24646 Pine Way, Corona, California 92883.

      (C)(1)               (2)
     NAME OF        NET UNDERWRITING         (3)              (4)
    PRINCIPAL         DISCOUNTS AND    COMPENSATION ON     BROKERAGE          (5)
   UNDERWRITER         COMMISSIONS        REDEMPTION      COMMISSIONS    COMPENSATION
-----------------   ----------------   ---------------   -------------   ------------
Farmers Financial
   Solutions, LLC          N/A               N/A         $3,122,881.05        N/A

ITEM 30. LOCATION OF BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (including Rule 38a-1), are maintained by Farmers New World Life Insurance Company at 3003 - 77th Avenue, S.E., Mercer Island, WA 98040, at 2500 Farmers Way, Columbus, OH 43235, and by McCamish Systems, L.L.C. Insurance Administrators at 6425 Powers Ferry Road, Atlanta, GA 30339.

ITEM 31. MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS.

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to Farmers New World Life Insurance Company for a statement of additional information.

     (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

     (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) The Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Farmers Annuity Separate Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 8 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Mercer Island, and the State of Washington, on the 24th day of April, 2006.


                                        FARMERS ANNUITY SEPARATE ACCOUNT A
                                        (Registrant)


Attest: /s/ Brian F. Kreger             By: /s/ C. Paul Patsis
        -----------------------------       ------------------------------------
        Brian F. Kreger                     C. Paul Patsis
        Vice President, Corporate           President
        Secretary and General Counsel       Farmers New World Life Insurance
        Farmers New World Life              Company
        Insurance Company


                                        FARMERS NEW WORLD LIFE
                                        INSURANCE COMPANY
                                        (Depositor)


Attest: /s/ Brian F. Kreger             By: /s/ C. Paul Patsis
        -----------------------------       ------------------------------------
        Brian F. Kreger                     C. Paul Patsis
        Vice President, Corporate           President
        Secretary and General Counsel       Farmers New World Life Insurance
        Farmers New World Life              Company
        Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the registration statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                      TITLE                       DATE
---------                                      -----                       ----


                               Director                               April 24, 2006
----------------------------
Jerry J. Carnahan*


                               Chairman of the Board and Director     April 24, 2006
----------------------------
Peter Eckert*


                               Director                               April 24, 2006
----------------------------
Paul N. Hopkins*


                               Chief Marketing Officer,               April 24, 2006
----------------------------   Vice President, and Director
Michael W. Keller*


                               Vice President, Chief Actuary, and     April 24, 2006
----------------------------   Director
Ryan R. Larson*


                               President, Chief Executive Officer,    April 24, 2006
----------------------------   and Director
C. Paul Patsis*                (Principal Executive Officer)

SIGNATURE                                      TITLE                       DATE
---------                                      -----                       ----


                               Vice President, Assistant Secretary,   April 24, 2006
----------------------------   and Director
James I. Randolph*


                               Director                               April 24, 2006
----------------------------
Gary R. Severson*


                               Director                               April 24, 2006
----------------------------
John F. Sullivan, Jr.*


                               Vice President and Chief Financial     April 24, 2006
----------------------------   Officer (Principal Financial Officer
Oscar Tengtio *                and Principal Accounting Officer)


/s/ C. Paul Patsis             On April 24, 2006 as Attorney-in-Fact pursuant to
----------------------------   powers of attorney filed herewith or by previous
* By: C. Paul Patsis           amendment.

                                  EXHIBIT INDEX


Exhibit 3(e) Amended and Restated Distribution Agreement between Farmers New World Life Insurance Company and Farmers Financial Solutions, LLC
Exhibit 9     Opinion and Consent of Brian F. Kreger, Esquire
Exhibit 10(a) Consent of Sutherland Asbill & Brennan LLP
Exhibit 10(b) Consent of PricewaterhouseCoopers LLP
Exhibit 15    Power of Attorney